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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05426

                              AIM Investment Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31___

Date of reporting period: 10/31/06

Item 1. Reports to Stockholders.

INTERNATIONAL/                                                    AIM CHINA FUND
GLOBAL EQUITY
                                Annual Report to Shareholders o October 31, 2006

Emerging Markets



Table of Contents

Supplemental Information .........    2
Letters to Shareholders ..........    3
Performance Summary ..............    5
Management Discussion ............    5
Fund Expenses ....................    7
Long-term Fund Performance .......    8
Approval of Advisory Agreement ...   10
Schedule of Investments ..........  F-1
Financial Statements .............  F-3
Notes to Financial Statements ....  F-5
Financial Highlights ............. F-11
Auditor's Report ................. F-13           [COVER GLOBE IMAGE]
Tax Disclosures .................. F-14
Trustees and Officers ............ F-15


[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]      [GRAPHIC]        [GRAPHIC]

[DOMESTIC   [INTERNATIONAL/     [SECTOR
 EQUITY]     GLOBAL EQUITY]     EQUITY]


[GRAPHIC]      [GRAPHIC]       [GRAPHIC]

 [FIXED      [ALLOCATION      [DIVERSIFIED
 INCOME]      SOLUTIONS]       PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark--

AIM China Fund


AIM CHINA FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          changes in the value of the                  --Registered Trademark--) is a group of
                                             portfolio's securities. For some             foreign securities tracked by Morgan
o Class B shares are not available as an     derivatives, it is possible to lose more     Stanley Capital International.
investment for retirement plans maintained   than the amount invested in the
pursuant to Section 401 of the Internal      derivative. Over the counter derivatives     o The unmanaged MSCI CHINA INDEX measures
Revenue Code, including 401(k) plans,        (including equity participation              the performance of the 30 largest Chinese
money purchase pension plans and profit      certificates) are subject to counterparty    equity funds tracked by Lipper Inc., an
sharing plans, except for plans that have    risk, which is the risk that the other       independent mutual fund performance
existing accounts invested in Class B        party to the contract will not fulfill its   monitor.
shares.                                      contractual obligation to complete the
                                             transaction with the Fund.                   o The unmanaged LIPPER CHINA REGION FUNDS
PRINCIPAL RISKS OF INVESTING IN                                                           CATEGORY AVERAGE represents an average of
THE FUND                                     o There is no guarantee that the             all the China Region Funds tracked by
                                             investment techniques and risk analyses      Lipper.
o Foreign securities have additional         used by the Fund's managers will produce
risks, including exchange rate changes,      the desired results.                         o The Fund is not managed to track the
political and economic upheaval, the                                                      performance of any particular index,
relative lack of information about these     o The Fund is subject to currency/exchange   including the indexes defined here, and
companies, relatively low market liquidity   rate risk since it may buy or sell           consequently, the performance of the Fund
and the potential lack of strict financial   currencies other than the U.S. dollar.       may deviate significantly from the
and accounting controls and standards.                                                    performance of the index.
                                             o The Fund's return during certain periods
o Investing in emerging markets involves     was positively impacted by its investments   o A direct investment cannot be made in an
greater risks than investing in more         in initial public offerings (IPOs). There    index. Unless otherwise indicated, index
established markets. Risks for emerging      can be no assurance that the Fund will       results include reinvested dividends, and
markets include risks relating to the        have favorable IPO investment                they do not reflect sales charges.
relatively smaller size and lesser           opportunities in the future. Moreover, the   Performance of an index of funds reflects
liquidity of these markets, high inflation   prices of IPO securities may go up and       fund expenses; performance of a market
rates, adverse political developments and    down more than prices of equity securities   index does not.
lack of timely information.                  of companies with longer trading
                                             histories. In addition, companies offering   OTHER INFORMATION
o Prices of equity securities change in      securities in IPOs may have less
response to many factors including the       experienced management or limited            o The returns shown in the management's
historical and prospective earnings of the   operating histories. For additional          discussion of Fund performance are based
issuer, the value of its assets, general     information regarding the Fund's             on net asset values calculated for
economic conditions, interest rates,         performance, please see the Fund's           shareholder transactions. Generally
investor perceptions and market liquidity.   prospectus.                                  accepted accounting principles require
                                                                                          adjustments to be made to the net assets
o The value of convertible securities in     o The prices of securities held by the       of the Fund at period end for financial
which the Fund invests may be affected by    Fund may decline in response to market       reporting purposes, and as such, the net
market interest rates, the risk that the     risks.                                       asset values for shareholder transactions
issuer may default on interest or                                                         and the returns based on those net asset
principal payments and the value of the      o The Fund may invest in A shares which      values may differ from the net asset
underlying common stock into which these     have limitations to repatriate Fund assets   values and returns reported in the
securities may be converted.                 back to the United States.                   Financial Highlights.

o Debt securities are particularly           o Investing in a single-country mutual       o Industry classifications used in this
vulnerable to credit risk and interest       fund involves greater risks than investing   report are generally according to the
rate fluctuations.                           in a more diversified fund due to lack of    Global Industry Classification Standard,
                                             exposure to other countries.                 which was developed by and is the
o The Fund may use enhanced investment                                                    exclusive property and a service mark of
techniques such as leveraging and            ABOUT INDEXES USED IN THIS REPORT            Morgan Stanley Capital International Inc.
derivatives. Leveraging entails special                                                   and Standard & Poor's.
risks such as magnifying                     o The unmanaged MSCI EUROPE, AUSTRALASIA
                                             AND THE FAR EAST INDEX (the MSCI EAFE        Continued on page 9

======================================================================================    =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                      AACFX
======================================================================================    Class B Shares                      ABCFX
NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE                                 Class C Shares                      CACFX
AIMinvestments.com                                                                        =========================================

AIM China Fund


                    Dear Shareholders of The AIM Family of Funds
                    --Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

                        As we approach the end of 2006, it seems likely that
      [TAYLOR       many investors may see the value of their investments
       PHOTO]       increase this year. Global equity markets, collectively,
                    recorded double-digit gains for the year ended October 31,
                    2006, as did the U.S. stock market. Also, the investment
                    grade bond market in the United States rose for the same
   Philip Taylor    period.

                        While stock and bond markets generally enjoyed positive
                    year-to-date returns, their performance was affected by short-term economic and geopolitical events. For example, the U.S. stock market was weak in the second quarter of 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                        Short-term market fluctuations are a fact of life for
                    all investors. At AIM Investments--Registered Trademark--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                        We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                        AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                        Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /s/ PHILIP TAYLOR

                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments

                    December 14, 2006


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM China Fund

                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
                    A I M Advisors, Inc. (AIM) to make certain your interests
     [CROCKETT      are being served in terms of fees, performance and
       PHOTO]       operations.

                        Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction. Most importantly, AIM's investment management discipline has paid off in terms of improved overall performance. We are
 Bruce L. Crockett  also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                        In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                        The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                        Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    December 14, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM China Fund


MANAGEMENT'S DISCUSSION                                                                   incorporated in mainland China that are
OF FUND PERFORMANCE                                                                       listed on the Hong Kong Stock Exchange,
                                                                                          firms incorporated in Hong Kong whose main
======================================================================================    businesses are in China, and other
PERFORMANCE SUMMARY                                                                       China-related firms listed in or outside
                                                                                          Hong Kong. We research within the stock
Since the Fund's inception on March 31, 2006, through October 31, 2006, Class A shares    universe to identify stocks with the
of AIM China Fund, excluding sales charges, returned 9.80%. Despite the Fund's            following characteristics:
positive return, it lagged both its style-specific index and peers. However, the Fund
outperformed its broad market index, the MSCI EAFE Index.                                 o Growth stocks selling at a reasonable
                                                                                          price.
    The Fund's cash exposure hurt relative performance during the period. The Fund's
underperformance can also be explained by its exposure to certain materials and oil       o Quality stocks we believe to be
related stocks and its underweight position in the telecommunication services sector,     undervalued that will potentially benefit
in particular CHINA MOBILE. The largest positive contributors to performance came         from a pick up in the earnings cycle.
from the financials, materials, health care and consumer discretionary sectors.
                                                                                              In particular, we evaluate four main
FUND VS. INDEXES                                                                          criteria when we perform stock research:
Cumulative total returns, 3/31/06-10/31/06, excluding applicable sales charges. If
sales charges were included, returns would be lower.                                      o Valuation--in absolute and relative
                                                                                          terms
Class A Shares                                                                   9.80%
Class B Shares                                                                   9.30     o Management/franchise value--management
Class C Shares                                                                   9.20     and ownership, earnings quality, balance
MSCI EAFE Index (Broad Market Index)                                             8.73     sheet quality, product quality
MSCI China Index (Style-Specific Index)                                         18.49
Lipper China Region Funds Category Average (Peer Group Index)                    9.83     o Earnings growth--earnings per share
                                                                                          growth, growth in market share, origin of
SOURCE: LIPPER INC.                                                                       growth
======================================================================================
                                                                                          o Liquidity--days to get in and out, total
HOW WE INVEST                                bottom-up stock selection, where we          turnover
                                             believe we can add the most value.
We believe that there are areas of           Indexes are listed for reference only,           We consider selling a Fund holding if:
inefficiencies in the Chinese equity         and the Fund is not managed and the
market that we can systematically take       portfolio is not constructed, to mimic       o We believe the stock is trading above
advantage of by strictly adhering to a       any index.                                   its fair value.
disciplined investment process.
                                                 To capitalize on growth in China, we     o We believe a stock has negative earnings
    Our investment process combines a        have a broad-based investment universe,      momentum or sequential earnings,
disciplined bottom-up and top-down           including all listed companies in China,     downgrades, unless its valuation is
multifactor analysis. However, we            companies                                    already very low or distressed.
primarily focus on
                                                                                          o We see a permanent, fundamental
                                                                                          deterioration in a company's business
                                                                                          prospects.

                                                                                          o We identify a more attractive
                                                                                          opportunity elsewhere.

                                                                                                                         (continued)

==========================================   ==========================================   ==========================================
    PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Diversified Banks                 13.0%    1. China Mobile Ltd. (Hong Kong)     7.4%
                                             2. Wireless Telecommunication                 2. Industrial and Commercial Bank
               [PIE CHART]                      Services                           7.4        of China-Class H (China)          5.1
                                             3. Integrated Oil & Gas               7.2     3. PetroChina Co. Ltd.-Class H
Energy                               12.0%   4. Life & Health Insurance            4.4        (China)                           4.8
Materials                             8.7%   5. Airport Services                   4.3     4. China Construction Bank-Class H
Telecommunication Services            7.4%                                                    (China)                           4.7
Consumer Staples                      4.2%                                                 5. China Life Insurance Co.,
Health Care                           3.5%   Total Net Assets           $20.88 million        Ltd.-Class H (China)              4.4
Utilities                             3.0%                                                 6. CNOOC Ltd. (Hong Kong)            4.0
Information Technology                1.5%   Total Number of Holdings*              44     7. China Merchants Bank Co.
Money Market Funds Plus                                                                       Ltd.-Class H (China)              3.2
Other Assets Less Liabilities         4.5%                                                 8. Hong Kong Aircraft Engineering
Financials                           27.3%                                                    Co. Ltd. (Hong Kong)              3.0
Industrials                          15.5%                                                 9. Hong Kong and China Gas Co.
Consumer Discretionary               12.4%                                                    Ltd. (Hong Kong)                  3.0
                                                                                          10. Yantai Changyu Pioneer Wine Co.
                                                                                              Ltd.-Class B (China)              2.5

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
==========================================   ==========================================   ==========================================

AIM China Fund

MARKET CONDITIONS AND YOUR FUND              financials sector was a positive                                 Paul Chan
                                             contributor. Overweight positions in CHINA                       Chartered Financial
Chinese stock markets rose during the        EVERBRIGHT and CHINA MERCHANT BANK added            [CHAN        Analyst, investment
period as liquidity remained abundant,       the most value. Economic growth in China            PHOTO]       director for INVESCO
fuelled by positive fundamentals and         continued to be strong, and we believe                           Hong Kong Limited, is
expectations of further currency             selective banks could enjoy good loan                            portfolio manager of
appreciation. In May, investors took         growth.                                      AIM China Fund. Mr. Chan joined INVESCO
profits in emerging markets globally in                                                   in 2001. He earned a bachelor's of
response to rising risk aversion, and            Although the Fund's return during the    science degree in economics from the
China was no exception. Nevertheless,        reporting period was positively impacted     University of Manitoba.
Chinese equities demonstrated relative       by its investments in initial public
resilience in the emerging market            offerings (IPOs), there can be no                                Samantha Ho
sell-off, thanks to robust domestic          assurance that the Fund will have                    [HO         Chartered Financial
fundamentals and high levels of liquidity    favorable IPO investment opportunities in           PHOTO]       Analyst, investment
in the system.                               the future.                                                      director for INVESCO
                                                                                                              Hong Kong Limited, is
                                                                                          portfolio manager of AIM China Fund.
    Overall, economic conditions remained                                                 Ms. Ho began her investment career in
robust in China. For the third quarter of        We continued to employ our bottom-up     1989. She joined INVESCO in 2004.
2006, China's gross domestic product (GDP)   stock selection process. In terms of         She earned a B.A. from Bryn Mawr College
rose by 10.4% year-over-year after gaining   investment themes, we remained positive on   and an M.B.A. from the UCLA Graduate
11.3% in the second quarter. China's         infrastructure, energy, materials,           School of Management.
industrial output growth remained healthy    financials and domestic consumption
at 16.1% year-over-year in September.        related stocks.

    The markets responded positively to          Overall, we maintained our positive
these data, as they expected less need for   stance on the Chinese economy and its
additional austerity measures by the         stock market. The Chinese economy
government. Trade performance remained       continued to be driven by robust fixed
strong, with the year-to-date trade          asset investments. Foreign companies have
balance hitting $110 billion, already        expanded their investments in China, while
exceeding last year's total. Retail sales    infrastructure spending remained strong.
rose by 13.9% in September reflecting        Exports also continued to grow at a robust
stronger consumer demand. Inflation at the   pace.
consumer level remained benign, rising by
just 1.5% year-over-year in September.       IN CLOSING

    While the Fund delivered positive        We are pleased to have provided
returns over the period, it lagged its       shareholders with positive returns for the
style-specific index, or benchmark, mainly   seven-month period ended October 31, 2006,
due to an underweight position in the        and we thank you for your participation in
telecommunication services sector. In        AIM China Fund.
particular, China Mobile performed
strongly amid higher-than-expected monthly   THE VIEWS AND OPINIONS EXPRESSED IN
subscriber growth. The stock also was a      MANAGEMENT'S DISCUSSION OF FUND
major beneficiary of strong liquidity        PERFORMANCE ARE THOSE OF A I M ADVISORS,
inflows into China. Although the Fund's      INC. THESE VIEWS AND OPINIONS ARE SUBJECT
underweight position in China                TO CHANGE AT ANY TIME BASED ON FACTORS
Mobile--which was partly due to the 10%      SUCH AS MARKET AND ECONOMIC CONDITIONS.
single stock limit of the Fund--hurt our     THESE VIEWS AND OPINIONS MAY NOT BE RELIED
relative performance, the stock was the      UPON AS INVESTMENT ADVICE OR
single largest contributor to absolute       RECOMMENDATIONS, OR AS AN OFFER FOR A
performance for the period. Our holdings     PARTICULAR SECURITY. THE INFORMATION IS
in the materials sector also detracted       NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
from the Fund's relative performance.        ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
However, stock selection in the              THE FUND. STATEMENTS OF FACT ARE FROM
                                             SOURCES CONSIDERED RELIABLE, BUT A I M
                                             ADVISORS, INC. MAKES NO REPRESENTATION OR
                                             WARRANTY AS TO THEIR COMPLETENESS OR
                                             ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
                                             IS NO GUARANTEE OF FUTURE RESULTS, THESE
                                             INSIGHTS MAY HELP YOU UNDERSTAND OUR
                                             INVESTMENT MANAGEMENT PHILOSOPHY.

                                                    See important Fund and index
                                               disclosures on the inside front cover.


AIM China Fund


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to        The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions, and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON               Please note that the expenses shown
ongoing costs (in dollars) of investing in   PURPOSES                                     in the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transaction costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period May 1, 2006, through October   of return of 5% per year before expenses,    hypothetical information is useful in
31, 2006.                                    which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended October 31, 2006, appear in     addition, if these transaction costs were
The table below provides information about   the far right table "Cumulative Total        included, your costs would have been
actual account values and actual expenses.   Returns" on page 9.                          higher.
You may use the information in this table,

====================================================================================================================================

                                                   ACTUAL                            HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING              ENDING              EXPENSES          ENDING            EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (5/1/06)           (10/31/06)(1)           PERIOD(2)       (10/31/06)          PERIOD(2)           RATIO
  A              $1,000.00             $1,087.10              $11.05         $1,014.62            $10.66              2.10%
  B               1,000.00              1,082.20               14.96          1,010.84             14.44              2.85
  C               1,000.00              1,082.30               14.96          1,010.84             14.44              2.85

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the far right table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM China Fund

Your Fund's performance

RESULTS OF A $10,000 INVESTMENT

Fund and index data from 3/31/06

====================================================================================================================================

                                                          [MOUNTAIN CHART]

                                                                                                           LIPPER CHINA
            AIM CHINA FUND      AIM CHINA FUND      AIM CHINA FUND      MSCI CHINA     MSCI EAFE           REGION FUNDS
  DATE      -CLASS A SHARES     -CLASS B SHARES     -CLASS C SHARES       INDEX          INDEX       CATEGORY AVERAGE INDEX

3/31/06         $ 9450              $10000              $10000            $10000         $10000             $10000
   4/06           9545               10100               10090             10524          10478              10510
   5/06           9308                9840                9840              9981          10071              10076
   6/06           9317                9850                9840             10188          10070              10079
   7/06           9242                9761                9760             10458          10170              10115
   8/06           9251                9761                9750             10686          10449              10288
   9/06           9704               10241               10230             11084          10465              10573
  10/06          10378               10430               10820             11849          10873              11121

====================================================================================================================================

                                                                                                                 SOURCE: LIPPER INC.

Past performance cannot guarantee            his entire investment in the Fund at the     index does not. Performance shown in the
comparable future results.                   close of the reporting period and paid the   chart and table(s) does not reflect
                                             applicable contingent deferred sales         deduction of taxes a shareholder would pay
    The data shown in the chart include      charges. Index results include reinvested    on Fund distributions or sale of Fund
reinvested distributions, applicable sales   dividends, but they do not reflect sales     shares. Performance of the indexes does
charges, Fund expenses and management        charges. Performance of an index of funds    not reflect the effects of taxes.
fees. Results for Class B shares are         reflects fund expenses and management
calculated as if a hypothetical              fees; performance of a market
shareholder had liquidated

AIM China Fund

==========================================   ==========================================   ==========================================

    CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar      6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                       8.71%
Inception (3/31/06)                  3.78%   CLASS A SHARES                               Class B Shares                       8.22
                                             Inception (3/31/06)                 -2.93%   Class C Shares                       8.23
CLASS B SHARES
Inception (3/31/06)                  4.30%   CLASS B SHARES                               ==========================================
                                             Inception (3/31/06)                 -2.60%
CLASS C SHARES
Inception (3/31/06)                  8.20%   CLASS C SHARES
                                             Inception (3/31/06)                  1.30%

==========================================   ==========================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU        THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE AND CANNOT GUARANTEE             SELL SHARES.                                 CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT                                                        DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE       CLASS A SHARE PERFORMANCE REFLECTS THE   CLASS EXPENSES.
VISIT AIMinvestments.com FOR THE MOST        MAXIMUM 5.50% SALES CHARGE, AND CLASS B
RECENT MONTH-END PERFORMANCE. PERFORMANCE    AND CLASS C SHARE PERFORMANCE REFLECTS THE       A REDEMPTION FEE OF 2% WILL BE IMPOSED
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    APPLICABLE CONTINGENT DEFERRED SALES         ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
CHANGES IN NET ASSET VALUE AND THE EFFECT    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE   THE FUND WITHIN 30 DAYS OF PURCHASE.
OF THE MAXIMUM SALES CHARGE UNLESS           CDSC ON CLASS B SHARES DECLINES FROM 5%      EXCEPTIONS TO THE REDEMPTION FEE ARE
OTHERWISE STATED. INVESTMENT RETURN AND      BEGINNING AT THE TIME OF PURCHASE TO 0% AT   LISTED IN THE FUND'S PROSPECTUS.
PRINCIPAL VALUE WILL FLUCTUATE SO            THE BEGINNING OF THE SEVENTH YEAR. THE
                                             CDSC ON CLASS C SHARES IS 1% FOR THE FIRST       HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             YEAR AFTER PURCHASE.                         REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                          HAVE BEEN LOWER.




Continued from inside front cover

The Fund provides a complete list of its     Copies of the Fund's Forms N-Q may be        Client Services department at 800-959-4246
holdings four times in each fiscal year,     reviewed and copied at the SEC Public        or on the AIM Web site,
at the quarter-ends. For the second and      Reference Room in Washington, D.C. You can   AIMinvestments.com. On the home page,
fourth quarters, the lists appear in the     obtain information on the operation of the   scroll down and click on AIM Funds Proxy
Fund's semiannual and annual reports to      Public Reference Room, including             Policy. The information is also available
shareholders. For the first and third        information about duplicating fee charges,   on the SEC Web site, sec.gov.
quarters, the Fund files the lists with      by calling 202-942-8090 or 800-732-0330,
the Securities and Exchange Commission       or by electronic request at the following    Information regarding how the Fund voted
(SEC) on Form N-Q. The most recent list of   e-mail address: publicinfo@sec.gov. The      proxies related to its portfolio
portfolio holdings is available at           SEC file numbers for the Fund are            securities during the 12 months ended June
AIMinvestments.com. From our home page,      811-05426 and 033-19338.                     30, 2006, is available at our Web site. Go
click on Products & Performance, then                                                     to AIMinvestments.com, access the About Us
Mutual Funds, then Fund Overview. Select     A description of the policies and            tab, click on Required Notices and then
your Fund from the drop-down menu and        procedures that the Fund uses to determine   click on Proxy Voting Activity. Next,
click on Complete Quarterly Holdings.        how to vote proxies relating to portfolio    select the Fund from the drop-down menu.
Shareholders can also look up the Fund's     securities is available without charge,      The information is also available on the
Forms N-Q on the SEC Web site at sec.gov.    upon request, from our                       SEC Web site, sec.gov.

AIM China Fund



APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of AIM   viduals are competent and able to carry      net assets increase because the Advisory
Investment Funds (the "Trust") oversees      out their responsibilities under the         Agreement includes breakpoints. The Board
the management of AIM China Fund (the        Advisory Agreement.                          noted that, because this is a new Fund and
"Fund") and, as required by law,                                                          the way in which the advisory fee
determines whether to approve the Fund's     o Overall performance of AIM. Not            breakpoints have been structured, the Fund
advisory agreement with A I M Advisors,      applicable because this is a new Fund.       has yet to benefit from the breakpoints.
Inc. ("AIM"). Based upon the                 However, the Board considered the overall    The Board concluded that the Fund's fee
recommendation of the Investments            performance of AIM in providing investment   levels under the Advisory Agreement
Committee of the Board, at a meeting held    advisory and portfolio administrative        therefore would reflect economies of scale
on February 1, 2006, the Board, including    services to other mutual funds advised by    at higher asset levels and that it was not
all of the independent trustees, approved    AIM and concluded that such performance      necessary to change the advisory fee
the initial advisory agreement (the          was satisfactory.                            breakpoints in the Fund's advisory fee
"Advisory Agreement") between the Fund and                                                schedule.
AIM for an initial period ending June 30,    o Fees relative to those clients of AIM
2007.                                        with comparable investment strategies. The   o Investments in affiliated money market
                                             Board noted that AIM does not serve as an    funds. The Board also took into account
    The Board considered the factors         advisor to other mutual funds or other       the fact that uninvested cash and cash
discussed below in evaluating the fairness   clients with investment strategies           collateral from securities lending
and reasonableness of the Advisory           comparable to those of the Fund.             arrangements (collectively, "cash
Agreement at the meeting on February 1,                                                   balances") of the Fund may be invested in
2006 and as part of the Board's ongoing      o Fees relative to those of comparable       money market funds advised by AIM pursuant
oversight of the Fund. In their              funds with other advisors. The Board         to the terms of an SEC exemptive order.
deliberations, the Board and the             reviewed the advisory fee rate for the       The Board found that the Fund may realize
independent trustees did not identify any    Fund under the Advisory Agreement. The       certain benefits upon investing cash
particular factor that was controlling,      Board compared effective contractual         balances in AIM advised money market
and each trustee attributed different        advisory fee rates at a common asset level   funds, including a higher net return,
weights to the various factors.              and noted that the Fund's rate was below     increased liquidity, increased
                                             the median rate of the funds advised by      diversification or decreased transaction
    The discussion below serves as a         other advisors with investment strategies    costs. The Board also found that the Fund
summary of the material factors and the      comparable to those of the Fund that the     will not receive reduced services if it
conclusions with respect thereto that        Board reviewed. The Board noted that AIM     invests its cash balances in such money
formed the basis for the Board's approval    has agreed to limit the Fund's total         market funds. The Board noted that, to the
of the Advisory Agreement. After             annual operating expenses, as discussed      extent the Fund invests in affiliated
consideration of all of the factors below    below. The Board also considered the fact    money market funds, AIM has voluntarily
and based on its informed business           that AIM set the proposed advisory fees      agreed to waive a portion of the advisory
judgment, the Board determined that the      for the Fund based upon the median           fees it receives from the Fund
Advisory Agreement is in the best            effective management fee rate (comprised     attributable to such investment. The Board
interests of the Fund and its shareholders   of advisory fees plus, in some cases,        further determined that the proposed
and that the compensation to AIM under the   administrative fees) at various asset        securities lending program and related
Advisory Agreement is fair and reasonable    levels of competitor mutual funds with       procedures with respect to the lending
and would have been obtained through arm's   investment strategies comparable to those    Fund is in the best interests of the
length negotiations.                         of the Fund. In addition, the Board noted    lending Fund and its respective
                                             that the proposed advisory fees for the      shareholders. The Board therefore
o The nature and extent of the advisory      Fund are equal to the uniform fee schedule   concluded that the investment of cash
services to be provided by AIM. The Board    that applies to other mutual funds advised   collateral received in connection with the
reviewed the services to be provided by      by AIM with investment strategies            securities lending program in the money
AIM under the Advisory Agreement. Based on   comparable to those of the Fund, which       market funds according to the procedures
such review, the Board concluded that the    uniform fee schedule includes breakpoints    is in the best interests of the lending
range of services to be provided by AIM      and is based on net asset levels. Based on   Fund and its respective shareholders.
under the Advisory Agreement was             this review, the Board concluded that the
appropriate.                                 advisory fee rate for the Fund under the     o Profitability of AIM and its affiliates.
                                             Advisory Agreement was fair and              The Board reviewed information concerning
o The quality of services to be provided     reasonable.                                  the profitability of AIM's (and its
by AIM. The Board reviewed the credentials                                                affiliates') investment advisory and other
and experience of the officers and           o Expense limitations and fee waivers. The   activities and its financial condition.
employees of AIM who will provide            Board noted that AIM has contractually       The Board considered the overall
investment advisory services to the Fund.    agreed to waive fees and/or limit expenses   profitability of AIM. The Board noted that
In reviewing the qualifications of AIM to    of the Fund through June 30, 2007 in an      AIM's operations remain profitable,
provide investment advisory services, the    amount necessary to limit total annual       although increased expenses in recent
Board reviewed the qualifications of AIM's   operating expenses to a specified            years have reduced AIM's profitability.
investment personnel and considered such     percentage of average daily net assets for   Based on the review of the profitability
issues as AIM's portfolio and product        each class of the Fund. The Board            of AIM's and its affiliates' investment
review process, various back office          considered the contractual nature of this    advisory and other activities and its
support functions provided by AIM and        fee waiver/expense limitation and noted      financial condition, the Board concluded
AIM's equity and fixed income trading        that it remains in effect until June 30,     that the compensation to be paid by the
operations. Based on the review of these     2007. The Board considered the effect this   Fund to AIM under its Advisory Agreement
and other factors, the Board concluded       fee waiver/expense limitation would have     was not excessive.
that the quality of services to be           on the Fund's estimated expenses and
provided by AIM was appropriate.             concluded that the levels of fee             o Benefits of soft dollars to AIM. The
                                             waivers/expense limitations for the Fund     Board considered the benefits realized by
o The performance of the Fund relative to    were fair and reasonable.                    AIM as a result of brokerage transactions
comparable funds. Not applicable because                                                  executed through "soft dollar"
this is a new Fund.                          o Breakpoints and economies of scale. The    arrangements. Under these arrangements,
                                             Board reviewed the structure of the Fund's   brokerage commissions paid by the Fund
o The performance of the Fund relative to    advisory fee under the Advisory Agreement,   and/or other funds advised by AIM are used
indices. Not applicable because this is a    noting that it contains seven breakpoints.   to pay for research and execution
new Fund.                                    The Board reviewed the level of the Fund's   services. This research is used by AIM in
                                             advisory fees, and noted that such fees,     making investment decisions for the Fund.
o Meeting with the Fund's portfolio          as a percentage of the Fund's net assets,    The Board concluded that such arrangements
managers and investment personnel. The       would decrease as                            were appropriate.
Board intends to meet periodically with
the Fund's portfolio managers and/or other                                                                               (continued)
investment personnel to ensure that such
indi-

AIM China Fund

o AIM's financial soundness in light of          The Board considered the factors         annual operating expenses, as discussed
the Fund's needs. The Board considered       discussed below in evaluating the fairness   below. The Board also considered the
whether AIM is financially sound and has     and reasonableness of the Sub-Advisory       services to be provided by the Sub-Advisor
the resources necessary to perform its       Agreement at the meeting on February 1,      pursuant to the Sub-Advisory Agreement and
obligations under the Advisory Agreement,    2006 and as part of the Board's ongoing      the services to be provided by AIM
and concluded that AIM has the financial     oversight of the Fund. In their              pursuant to the Advisory Agreement, as
resources necessary to fulfill its           deliberations, the Board and the             well as the allocation of fees between AIM
obligations under the Advisory Agreement.    independent trustees did not identify any    and the Sub-Advisor pursuant to the
                                             particular factor that was controlling,      Sub-Advisory Agreement. The Board noted
o Historical relationship between the Fund   and each trustee attributed different        that the sub-advisory fees have no direct
and AIM. In determining whether to approve   weights to the various factors.              effect on the Fund or its shareholders, as
the Advisory Agreement for the Fund, the                                                  they are paid by AIM to the Sub-Advisor,
Board also considered the current                The discussion below serves as a         and that AIM and the Sub-Advisor are
relationship between AIM and the Trust, as   discussion of the material factors and the   affiliates. Based on this review, the
well as the Board's knowledge of AIM's       conclusions with respect thereto that        Board concluded that the sub-advisory fee
operations, and concluded that it was        formed the basis for the Board's approval    rate under the Sub-Advisory Agreement was
beneficial to maintain the current           of the Sub-Advisory Agreement. After         fair and reasonable.
relationship, in part, because of such       consideration of all of the factors below
knowledge. The Board also reviewed the       and based on its informed business           o Profitability of AIM and its affiliates.
general nature of the non-investment         judgment, the Board determined that the      The Board reviewed information concerning
advisory services currently performed by     Sub-Advisory Agreement is in the best        the profitability of AIM's (and its
AIM and its affiliates for the Trust, such   interests of the Fund and its                affiliates') investment advisory and other
as administrative, transfer agency and       shareholders.                                activities and its financial condition.
distribution services, and the fees                                                       The Board considered the overall
received by AIM and its affiliates for       o The nature and extent of the advisory      profitability of AIM. The Board noted that
performing such services. In addition to     services to be provided by the               AIM's operations remain profitable,
reviewing such services, the trustees also   Sub-Advisor. The Board reviewed the          although increased expenses in recent
considered the organizational structure      services to be provided by the Sub-Advisor   years have reduced AIM's profitability.
employed by AIM and its affiliates to        under the Sub-Advisory Agreement. Based on   Based on the review of the profitability
provide those services. Based on the         such review, the Board concluded that the    of AIM's and its affiliates' investment
review of these and other factors, the       range of services to be provided by the      advisory and other activities and its
Board concluded that AIM and its             Sub-Advisor under the Sub-Advisory           financial condition, the Board concluded
affiliates were qualified to provide         Agreement was appropriate.                   that the compensation to be paid by the
non-investment advisory services to the                                                   Fund to AIM under its Advisory Agreement
Fund, including administrative, transfer     o The quality of services to be provided     was not excessive.
agency and distribution services.            by the Sub-Advisor. The Board reviewed the
                                             credentials and experience of the officers   o The Sub-Advisor's financial soundness in
o Other factors and current trends. In       and employees of the Sub-Advisor who will    light of the Fund's needs. The Board
determining whether to approve the           provide investment advisory services to      considered whether the Sub-Advisor is
Advisory Agreement for the Fund, the Board   the Fund. Based on the review of these and   financially sound and has the resources
considered the fact that AIM, along with     other factors, the Board concluded that      necessary to perform its obligations under
others in the mutual fund industry, is       the quality of services to be provided by    the Sub-Advisory Agreement, and concluded
subject to regulatory inquiries and          the Sub-Advisor was appropriate.             that the Sub-Advisor has the financial
litigation related to a wide range of                                                     resources necessary to fulfill its
issues. The Board also considered the        o The performance of the Fund relative to    obligations under the Sub-Advisory
governance and compliance reforms being      comparable funds. Not applicable because     Agreement.
undertaken by AIM and its affiliates,        this is a new Fund. However, the Board
including maintaining an internal controls   reviewed the performance of other accounts
committee and retaining an independent       sub-advised by the Sub-Advisor with
compliance consultant, and the fact that     investment strategies comparable to those
AIM has undertaken to cause the Fund to      of the Fund.
operate in accordance with certain
governance policies and practices. The       o The performance of the Fund relative to
Board concluded that these actions           indices. Not applicable because this is a
indicated a good faith effort on the part    new Fund.
of AIM to adhere to the highest ethical
standards, and determined that the current   o Meetings with the Fund's portfolio
regulatory and litigation environment to     managers and investment personnel. The
which AIM is subject should not prevent      Board intends to meet periodically with
the Board from approving the Advisory        the Fund's portfolio managers and/or other
Agreement for the Fund.                      investment personnel to ensure that such
                                             individuals are competent and able to
APPROVAL OF SUB-ADVISORY AGREEMENT           carry out their responsibilities under the
                                             Sub-Advisory Agreement.
The Board oversees the management of the
Fund and, as required by law, determines     o Overall performance of the Sub-Advisor.
whether to approve the Fund's sub-advisory   Not applicable because this is a new Fund.
agreement. Based upon the recommendation
of the Investments Committee of the Board,   o Fees relative to those clients of the
at a meeting held on February 1, 2006, the   Sub-Advisor with comparable investment
Board, including all of the independent      strategies. The Board reviewed the
trustees, approved the sub-advisory          sub-advisory fee rate for the Fund under
agreement (the "Sub-Advisory Agreement")     the Sub-Advisory Agreement. The Board
between INVESCO Hong Kong Limited (the       compared effective contractual fee rates
"Sub-Advisor") and AIM with respect to the   at a common asset level and noted that
Fund for an initial period ending June 30,   this rate was lower than the all-in
2007.                                        advisory fee rates for five affiliated
                                             offshore funds for which the Sub-Advisor
                                             serves as sub-advisor with investment
                                             strategies comparable to those of the
                                             Fund. The Board noted that AIM has agreed
                                             to limit the Fund's total

Supplement to Annual Report dated 10/31/06

AIM China Fund

                                                 ===================================
Institutional Class Shares                       CUMULATIVE TOTAL RETURNS                   PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                                                       INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been prepared to   For periods ended 10/31/06            RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
provide Institutional Class shareholders with                                          ALL RETURNS ASSUME REINVESTMENT OF
a performance overview specific to their         Inception (3/31/06)          9.90%    DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
holdings. Institutional Class shares are            6 Months                  8.70     PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
offered exclusively to institutional                                                   SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
investors, including defined contribution        ===================================   LESS THAN THEIR ORIGINAL COST. SEE FULL
plans that meet certain criteria.                CUMULATIVE TOTAL RETURNS              REPORT FOR INFORMATION ON COMPARATIVE
                                                                                       BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                 For periods ended 9/30/06,            PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                 most recent calendar                  CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                 quarter-end                           800-451-4246 OR VISIT AIMINVESTMENTS.COM.

                                                 Inception (3/31/06)          2.80%
                                                    6 Months                  2.80

                                                 ===================================

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                                 SALES CHARGE; THEREFORE,
                                                 PERFORMANCE IS AT NET ASSET VALUE
                                                 (NAV). PERFORMANCE OF INSTITUTIONAL
                                                 CLASS SHARES WILL DIFFER FROM
                                                 PERFORMANCE OF OTHER SHARE CLASSES
                                                 PRIMARILY DUE TO DIFFERING SALES
                                                 CHARGES AND CLASS EXPENSES.

                                                      A REDEMPTION FEE OF 2% WILL BE
                                                 IMPOSED ON CERTAIN REDEMPTIONS OR
                                                 EXCHANGES OUT OF THE FUND WITHIN 30
                                                 DAYS OF PURCHASE. EXCEPTIONS TO THE
                                                 REDEMPTION FEE ARE LISTED IN THE
                                                 FUND'S PROSPECTUS.

                                                      HAD THE ADVISOR NOT WAIVED
                                                 FEES AND/OR REIMBURSED EXPENSES,
==============================================   PERFORMANCE WOULD HAVE BEEN LOWER.

NASDAQ SYMBOL                            IACFX

==============================================

Over for information on your Fund's expenses.
====================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

====================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                            [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   CHT-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--           --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                          divide your account value by $1,000        The hypothetical account values and
                                                 (for example, an $8,600 account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur          value divided by $1,000 = 8.6),       actual ending account balance or expenses you
ongoing costs, including management fees and     then multiply the result by the       paid for the period. You may use this
other Fund expenses. This example is intended    number in the table under the         information to compare the ongoing costs of
to help you understand your ongoing costs (in    heading entitled "Actual Expenses     investing in the Fund and other funds. To do
dollars) of investing in the Fund and to         Paid During Period" to estimate the   so, compare this 5% hypothetical example with
compare these costs with ongoing costs of        expenses you paid on your account     the 5% hypothetical examples that appear in
investing in other mutual funds. The example     during this period.                   the shareholder reports of the other funds.
is based on an investment of $1,000 invested
at the beginning of the period and held for      Hypothetical example for comparison        Please note that the expenses shown in
the entire period May 1, 2006, through October   purposes                              the table are meant to highlight your ongoing
31, 2006.                                                                              costs only. Therefore, the hypothetical
                                                 The table below also provides         information is useful in comparing ongoing
Actual expenses                                  information about hypothetical        costs only, and will not help you determine
                                                 account values and hypothetical       the relative total costs of owning different
The table below provides information about       expenses based on the Fund's actual   funds.
actual account values and actual expenses. You   expense ratio and an assumed rate
may use the information in this table,           of return of 5% per year before
together with the amount you invested, to        expenses, which is not the Fund's
estimate the expenses that you paid over the     actual return. The Fund's actual
period. Simply                                   cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================
                                                                                           HYPOTHETICAL
                                                    ACTUAL                      (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING              ENDING             EXPENSES                ENDING             EXPENSES         ANNUALIZED
    SHARE         ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING           ACCOUNT VALUE        PAID DURING          EXPENSE
    CLASS            (5/1/06)          (10/31/06)(1)         PERIOD(2)              (10/31/06)          PERIOD(2)            RATIO
Institutional       $1,000.00            $1,087.00             $9.68                $1,015.93              $9.35             1.84%

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================


AIMINVESTMENTS.COM   CHI-INS-1   A I M  Distributors,Inc.

AIM China Fund

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                SHARES        VALUE
----------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-95.49%(a)

AIRLINES-1.70%

China National Aviation Co. Ltd. (Hong
  Kong)(b)                                     1,000,000   $   355,017
======================================================================

AIRPORT SERVICES-4.32%

Beijing Capital International Airport Co.
  Ltd.-Class H(b)                                420,000       269,290
----------------------------------------------------------------------
Hong Kong Aircraft Engineering Co. Ltd. (Hong
  Kong)                                           50,000       632,940
======================================================================
                                                               902,230
======================================================================

ALUMINUM-1.68%

Aluminum Corp. of China Ltd.-Class H(b)          500,000       351,555
======================================================================

AUTO PARTS & EQUIPMENT-0.66%

Xinyi Glass Holding Co. Ltd.(b)                  400,000       136,703
======================================================================

COAL & CONSUMABLE FUELS-0.84%

China Shenhua Energy Co. Ltd.-Class H (Hong
  Kong)                                          100,000       175,899
======================================================================

COMMODITY CHEMICALS-1.43%

Sinopec Shanghai Petrochemical Co. Ltd.-Class
  H (Hong Kong)(b)                               700,000       297,848
======================================================================

CONSTRUCTION & ENGINEERING-2.10%

COSCO International Holdings Ltd.(b)           1,200,000       438,015
======================================================================

DEPARTMENT STORES-1.72%

Lifestyle International Holdings Ltd. (Hong
  Kong)(b)                                       120,000       232,470
----------------------------------------------------------------------
Parkson Retail Group Ltd. (Hong Kong)(b)          30,500       127,066
======================================================================
                                                               359,536
======================================================================

DISTILLERS & VINTNERS-2.53%

Yantai Changyu Pioneer Wine Co. Ltd.-Class B     155,000       528,146
======================================================================

DISTRIBUTORS-1.74%

Integrated Distribution Services Group Ltd.
  (Hong Kong)(b)                                 180,000       363,057
======================================================================

DIVERSIFIED BANKS-13.00%

China Construction Bank-Class H (Acquired
  04/03/06-10/27/06; Cost $1,008,236)(b)(c)    2,201,000       989,629
----------------------------------------------------------------------
China Merchants Bank Co. Ltd.-Class H(d)         428,000       668,096
----------------------------------------------------------------------
Industrial and Commercial Bank of China-Class
  H(d)                                         2,360,000     1,056,010
======================================================================
                                                             2,713,735
======================================================================

DIVERSIFIED METALS & MINING-1.33%

Baoji Titanium Industry Co., Ltd. (Equity
  Participation Ctfs. issued by BNP Paribas
  S.A.), expiring 12/10/09(e)(f)(g)              100,287       277,594
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------


DIVERSIFIED REIT'S-1.43%

GZI Real Estate Investment Trust (Hong
  Kong)(b)                                       750,000   $   298,910
======================================================================

FOOTWEAR-3.45%

Hongguo International Holdings Ltd.(b)(d)        500,000       262,744
----------------------------------------------------------------------
Le Saunda Holdings Ltd. (Hong Kong)(b)         2,000,000       457,357
======================================================================
                                                               720,101
======================================================================

GAS UTILITIES-2.96%

Hong Kong and China Gas Co. Ltd. (Hong
  Kong)(b)                                       270,000       618,551
======================================================================

HEALTH CARE EQUIPMENT-2.17%

Mindray Medical International Ltd.-ADR(d)         25,000       452,500
======================================================================

HEAVY ELECTRICAL EQUIPMENT-3.68%

Dongfang Electrical Machinery Co. Ltd.-Class
  H(b)                                           140,000       269,814
----------------------------------------------------------------------
Harbin Power Equipment Co. Ltd.-Class H(b)       580,000       499,186
======================================================================
                                                               769,000
======================================================================

HOTELS, RESORTS & CRUISE LINES-2.22%

Home Inns & Hotels Management, Inc.-ADR(d)        18,900       463,806
======================================================================

INDUSTRIAL MACHINERY-3.68%

China Metal International Holdings Inc.          600,000       207,529
----------------------------------------------------------------------
Enric Energy Equipment Holdings Ltd.(b)(d)       620,000       390,185
----------------------------------------------------------------------
IPE Group Ltd. (Hong Kong)                     1,000,000       171,013
======================================================================
                                                               768,727
======================================================================

INTEGRATED OIL & GAS-7.15%

China Petroleum and Chemical Corp. (Sinopen)-
  Class H(b)                                     720,000       499,375
----------------------------------------------------------------------
PetroChina Co. Ltd.-Class H(b)                   900,000       993,044
======================================================================
                                                             1,492,419
======================================================================

INTERNET RETAIL-0.62%

Shanghai Zendai Property Ltd.(b)(d)            3,000,000       129,208
======================================================================

INTERNET SOFTWARE & SERVICES-1.46%

Tom Online Inc.(b)(d)                          1,800,000       303,693
======================================================================

INVESTMENT BANKING & BROKERAGE-1.49%

CITIC Securities Co., Ltd. (Equity
  Participation Ctfs. issued by BNP Paribas
  S.A.), expiring 04/21/10(e)(f)(g)              166,000       310,088
======================================================================

INVESTMENT COMPANIES-1.75%

Pufeng Fund (Equity Participation Ctfs.
  issued by UBS A.G.), expiring
  12/10/09(d)(e)(f)(g)                         3,000,000       366,000
======================================================================

LEISURE PRODUCTS-1.87%

Li Ning Co. Ltd. (Hong Kong)                     330,000       390,372
======================================================================

AIM China Fund


                                                SHARES        VALUE
----------------------------------------------------------------------

LIFE & HEALTH INSURANCE-4.35%

China Life Insurance Co., Ltd.-Class H(b)        430,000   $   907,912
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-4.02%

CNOOC Ltd. (Hong Kong)(b)                      1,000,000       839,437
======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.11%

China Everbright Ltd. (Hong Kong)(b)(d)          500,000       441,228
======================================================================

PAPER PRODUCTS-1.83%

Nine Dragons Paper Holdings Ltd.(b)(d)           300,000       381,621
======================================================================

PHARMACEUTICALS-1.36%

Golden Dragon Group (Holdings) Ltd. (Hong
  Kong)(d)                                     1,800,000       284,678
======================================================================

PUBLISHING-1.85%

Next Media Ltd. (Hong Kong)                      722,000       385,267
======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-3.17%

China Overseas Land & Investment Ltd. (Hong
  Kong)(b)                                       220,000       200,300
----------------------------------------------------------------------
China Resources Land Ltd. (Hong Kong)(b)         580,000       461,782
======================================================================
                                                               662,082
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------


STEEL-2.40%

Shanxi Taigang Stainless Steel Co.,
  Ltd.-Class A (Equity Participation Ctfs.
  issued by BNP Paribas S.A.), expiring
  12/10/09(e)(f)(g)                              500,000   $   501,500
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-7.42%

China Mobile Ltd. (Hong Kong)(b)                 190,000     1,548,869
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $18,039,389)                          19,935,304
======================================================================

MONEY MARKET FUNDS-8.08%

Liquid Assets Portfolio-Institutional
  Class(h)                                       843,750       843,750
----------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)         843,750       843,750
======================================================================
    Total Money Market Funds (Cost
      $1,687,500)                                            1,687,500
======================================================================
TOTAL INVESTMENTS-103.57% (Cost $19,726,889)                21,622,804
======================================================================
OTHER ASSETS LESS LIABILITIES-(3.57)%                         (744,410)
======================================================================
NET ASSETS-100.00%                                         $20,878,394
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Ctfs. - Certificates
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Each company listed in Foreign Stocks & Other Equity Interests is organized in China unless otherwise noted.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $13,063,866, which represented 62.57% of the Fund's Net Assets. See Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at October 31, 2006 represented 4.74% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(d) Non-income producing security.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2006 was $1,455,182, which represented 6.97% of the Fund's Net Assets. See Note 1A.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2006 was $1,455,182, which represented 6.97% of the Fund's Net Assets.
(g) Security is considered an equity participation certificate. Equity participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them. The Fund is limited to investing 10% of its net assets in participation certificates.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM China Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $18,039,389)        $19,935,304
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,687,500)                               1,687,500
===========================================================
    Total investments (Cost $19,726,889)         21,622,804
===========================================================
Cash                                                260,820
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  160,162
-----------------------------------------------------------
  Dividends                                          24,877
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                1,172
-----------------------------------------------------------
Other assets                                         47,688
===========================================================
    Total assets                                 22,117,523
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,089,421
-----------------------------------------------------------
  Fund shares reacquired                             58,628
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             1,172
-----------------------------------------------------------
Accrued distribution fees                             7,165
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,146
-----------------------------------------------------------
Accrued transfer agent fees                           6,670
-----------------------------------------------------------
Accrued operating expenses                           74,927
===========================================================
    Total liabilities                             1,239,129
===========================================================
Net assets applicable to shares outstanding     $20,878,394
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $19,393,633
-----------------------------------------------------------
Undistributed net investment income                 160,002
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies     (570,564)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               1,895,323
===========================================================
                                                $20,878,394
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $14,211,888
___________________________________________________________
===========================================================
Class B                                         $ 2,881,092
___________________________________________________________
===========================================================
Class C                                         $ 2,950,440
___________________________________________________________
===========================================================
Institutional Class                             $   834,974
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           1,294,883
___________________________________________________________
===========================================================
Class B                                             263,568
___________________________________________________________
===========================================================
Class C                                             270,094
___________________________________________________________
===========================================================
Investor Class                                       75,965
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.98
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $10.98 divided by
    94.50%)                                     $     11.62
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.93
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.92
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per share  $     10.99
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM China Fund

STATEMENT OF OPERATIONS

For the period March 31, 2006 (Date operations commenced) through October 31,
2006

INVESTMENT INCOME:

Dividends                                                     $  267,528
------------------------------------------------------------------------
Dividends from affiliated money market funds                      12,165
------------------------------------------------------------------------
Interest                                                          21,257
========================================================================
    Total investment income                                      300,950
========================================================================

EXPENSES:

Advisory fees                                                     77,082
------------------------------------------------------------------------
Administrative services fees                                      29,452
------------------------------------------------------------------------
Custodian fees                                                    32,184
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         13,316
------------------------------------------------------------------------
  Class B                                                         12,288
------------------------------------------------------------------------
  Class C                                                         12,464
------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                 32,225
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  39
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          8,404
------------------------------------------------------------------------
Registration and filing fees                                      50,256
------------------------------------------------------------------------
Professional services fees                                        68,820
------------------------------------------------------------------------
Other                                                             20,110
========================================================================
    Total expenses                                               356,640
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (170,254)
========================================================================
    Net expenses                                                 186,386
========================================================================
Net investment income                                            114,564
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         (570,564)
------------------------------------------------------------------------
  Foreign currencies                                              (4,686)
========================================================================
                                                                (575,250)
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        1,895,915
------------------------------------------------------------------------
  Foreign currencies                                                (592)
========================================================================
                                                               1,895,323
========================================================================
Net gain from investment securities and foreign currencies     1,320,073
========================================================================
Net increase in net assets resulting from operations          $1,434,637
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM China Fund

STATEMENT OF CHANGES IN NET ASSETS

For the period March 31, 2006 (Date operations commenced) through October 31,
2006

                                                                   2006
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $   114,564
---------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                             (575,250)
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             1,895,323
===========================================================================
    Net increase in net assets resulting from operations          1,434,637
===========================================================================
Share transactions-net:
  Class A                                                        13,252,290
---------------------------------------------------------------------------
  Class B                                                         2,697,458
---------------------------------------------------------------------------
  Class C                                                         2,732,692
---------------------------------------------------------------------------
  Institutional Class                                               761,317
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                19,443,757
===========================================================================
    Net increase in net assets                                   20,878,394
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income of $160,002)                                         $20,878,394
___________________________________________________________________________
===========================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM China Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on March 31, 2006.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

AIM China Fund


       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

AIM China Fund

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
====================================================================
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Hong Kong Limited ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 2.05%, 2.80%, 2.80% and 1.80% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from one time credit to be used offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

AIM China Fund


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the period March 31, 2006 (date operations commenced) to October 31, 2006, AIM waived advisory fees of $77,082 and reimbursed fund level expenses of $57,631 and reimbursed class level expenses of $21,724, $5,012, $5,084 and $39 for Class A, Class B, Class C and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the period March 31, 2006 (date operations commenced) to October 31, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period March 31, 2006 (date operations commenced) to October 31, 2006, AIM was paid $29,452.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund paid AIS $32,225 for Class A, Class B and Class C share classes and $39 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period March 31, 2006 (date operations commenced) to October 31, 2006, the Class A, Class B and Class C share Class paid ADI $13,316, $12,288 and $12,464, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period March 31, 2006 (date operations commenced) to October 31, 2006, ADI advised the Fund that it retained $27,492 in front-end sales commissions from the sale of Class A shares and $0, $3,223 and $1,462 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period March 31, 2006 (date operations commenced) to October 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               03/31/06          AT COST          FROM SALES       (DEPRECIATION)      10/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -- Institutional
  Class             $   --          $3,272,448        $(2,428,698)         $   --         $  843,750       $ 6,084       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio -- Institutional
  Class                 --           3,272,448         (2,428,698)             --            843,750         6,081           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates      $   --          $6,544,896        $(4,857,396)         $   --         $1,687,500       $12,165       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $3,682.

AIM China Fund

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund paid legal fees of $574 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There was no ordinary income or long-term capital gain distributions paid during the period March 31, 2006 (date operations commenced) to October 31, 2006.


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                   2006
---------------------------------------------------------------------------
Undistributed ordinary income                                   $   229,931
---------------------------------------------------------------------------
Unrealized appreciation -- investments                            1,755,118
---------------------------------------------------------------------------
Temporary book/tax differences                                         (996)
---------------------------------------------------------------------------
Capital loss carryforward                                          (499,292)
---------------------------------------------------------------------------
Shares of beneficial interest                                    19,393,633
===========================================================================
  Total net assets                                              $20,878,394
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis net unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(592).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and passive foreign investment companies.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

AIM China Fund


    The Fund has a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2014                                                  $499,292
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to October 31, 2006 was $28,955,200 and $10,345,247, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $2,204,963
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (449,253)
==============================================================================
Net unrealized appreciation of investment securities               $1,755,710
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $19,867,094.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and certain costs incurred during the startup period of the Fund, on October 31, 2006, undistributed net investment income was increased by $45,438, undistributed net realized gain (loss) was increased by $4,686 and shares of beneficial interest decreased by $50,124. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                   MARCH 31, 2006
                                                                  (DATE OPERATIONS
                                                                 COMMENCED) THROUGH
                                                                OCTOBER 31, 2006(a)
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,736,742    $17,568,155
--------------------------------------------------------------------------------------
  Class B                                                       404,014      4,092,900
--------------------------------------------------------------------------------------
  Class C                                                       373,811      3,777,696
--------------------------------------------------------------------------------------
  Institutional Class                                            75,965        761,317
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         3,983         40,622
--------------------------------------------------------------------------------------
  Class B                                                        (3,992)       (40,622)
======================================================================================
Reacquired:(b)
  Class A                                                      (445,842)    (4,356,487)
--------------------------------------------------------------------------------------
  Class B                                                      (136,454)    (1,354,820)
--------------------------------------------------------------------------------------
  Class C                                                      (103,717)    (1,045,004)
======================================================================================
                                                              1,904,510    $19,443,757
______________________________________________________________________________________
======================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. 12% of the outstanding shares are owned by AIM.
(b) Amount is net of redemption fees of $15,408, $4,483, $3,562 and $1,307 for Class A, Class B, Class C and Institutional Class shares, respectively, for the period March 31, 2006 (date operations commenced) to October 31, 2006.

AIM China Fund

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     CLASS A              CLASS B           CLASS C        INSTITUTIONAL CLASS
                                                  --------------       --------------    --------------    -------------------
                                                  MARCH 31, 2006       MARCH 31, 2006    MARCH 31, 2006      MARCH 31, 2006
                                                      (DATE                (DATE             (DATE                (DATE
                                                    OPERATIONS           OPERATIONS        OPERATIONS          OPERATIONS
                                                  COMMENCED) TO        COMMENCED) TO     COMMENCED) TO        COMMENCED) TO
                                                   OCTOBER 31,          OCTOBER 31,       OCTOBER 31,          OCTOBER 31,
                                                       2006                 2006              2006                2006
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 10.00               $10.00            $10.00              $10.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (a)                             0.09                 0.05              0.05                0.11
------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                         0.87                 0.86              0.85                0.86
==============================================================================================================================
    Total from investment operations                    0.96                 0.91              0.90                0.97
==============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                              0.02                 0.02              0.02                0.02
==============================================================================================================================
Net asset value, end of period                       $ 10.98               $10.93            $10.92              $10.99
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                         9.80%                9.30%             9.20%               9.90%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $14,212               $2,881            $2,950              $  835
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements(c)                                   2.09%                2.84%             2.84%               1.84%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements(c)                                   4.14%                4.89%             4.89%               3.48%
==============================================================================================================================
Ratio of net investment income to average net
  assets(c)                                             1.60%                0.85%             0.85%               1.85%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                                80%                  80%               80%                 80%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for period less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,042,345, $2,086,198, $2,116,007 and $751,206, for Class A, Class B,
     Class C and Institutional Class, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM China Fund

PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM China Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and Shareholders of AIM China Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM China Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period March 31, 2006 (date operations commenced) through October 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2006 by correspondence with the custodian, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM China Fund

TAX DISCLOSURES

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended April 30, 2006, July 31, 2006 and October 31, 2006 are 97.19%, 99.77% and 99.50%, respectively.

AIM China Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1998           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          1987           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2001           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       2001           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         2001           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          1987           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM China Fund



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND       INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza        A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO Hong Kong
Suite 100                11 Greenway Plaza        Inc.                     LLP                      Limited
Houston, TX 77046-1173   Suite 100                11 Greenway Plaza        1201 Louisiana Street    32nd Floor
                         Houston, TX 77046-1173   Suite 100                Suite 2900               Three Pacific Place
                                                  Houston, TX 77046-1173   Houston, TX 77002-5678   1 Queen's Road East
                                                                                                    Hong Kong

COUNSEL TO THE FUND      COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr            INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll,     Kramer, Levin, Naftalis  Services, Inc.           Trust Company
LLP                      & Frankel LLP            P.O. Box 4739            225 Franklin Street
1735 Market Street,      1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
51st Floor               Americas
Philadelphia, PA 19103-7599 New York, NY 10036-2714

                         [eDelivery
                        GO PAPERLESS
                AIMinvestments.com/edelivery
                          Graphic]

REGISTER FOR eDELIVERY

eDelivery is the process of receiving your fund and account            If used after January 20, 2007, this report must be
information via e-mail. Once your quarterly statements, tax            accompanied by a Fund Performance & Commentary or by an AIM
forms, fund reports, and prospectuses are available, we will           Quarterly Performance Review for the most recent quarter-end.
send you an e-mail notification containing links to these
documents. For security purposes, you will need to log in to           Mutual funds distributed by A I M Distributors, Inc.
your account to view your statements and tax forms.
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WHY SIGN UP?                                                           investment management industry since 1976. AIM Investment
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Register for eDelivery to:                                             services represented by AIM Investments. AIM is a subsidiary
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o   reduce the amount of paper you receive.                            financial services companies with $450 billion in assets
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                         [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash
Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts                                         [AIM INVESTMENTS LOGO APPEARS HERE]
------------------------------------------------------------------------------                     --Registered Trademark--

INTERNATIONAL/                                                    AIM DEVELOPING
GLOBAL EQUITY                                                       MARKETS FUND

Emerging Markets                Annual Report to Shareholders o October 31, 2006


Table of Contents

Supplemental Information .........    2
Letters to Shareholders ..........    3
Performance Summary ..............    5
Management Discussion ............    5
Fund Expenses ....................    7
Long-term Fund Performance .......    8
Approval of Advisory Agreement ...   10
Schedule of Investments ..........  F-1
Financial Statements .............  F-5
Notes to Financial Statements ....  F-8
Financial Highlights ............. F-15
Auditor's Report ................. F-19
Tax Disclosures .................. F-20        [COVER GLOBE IMAGE]
Trustees and Officers ............ F-21


[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]        [GRAPHIC]         [GRAPHIC]

[DOMESTIC     [INTERNATIONAL/       [SECTOR
 EQUITY]       GLOBAL EQUITY]       EQUITY]

[GRAPHIC]        [GRAPHIC]         [GRAPHIC]

  [FIXED        [ALLOCATION       [DIVERSIFIED
 INCOME]         SOLUTIONS]       PORTFOLIOS]


   [AIM INVESTMENTS LOGO APPEARS HERE]
         --Registered Trademark--

AIM Developing Markets Fund

AIM DEVELOPING MARKETS FUND PRIMARILY SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL WITH A SECONDARY INVESTMENT OBJECTIVE OF INCOME.

o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          subject to greater investment and credit      o The Fund is not managed to track the
                                             risk than if it invested more broadly.        performance of any particular index,
o Class B shares are not available as an                                                   including the indexes defined here, and
investment for retirement plans              o The Fund may be substantially invested      consequently, the performance of the Fund
maintained pursuant to Section 401 of the    in debt securities of both government and     may deviate significantly from the
Internal Revenue Code, including 401(k)      corporate issuers in emerging markets.        performance of the index.
plans, money purchase pension plans and      These debt securities are the equivalent
profit sharing plans. Plans that had         of high-yield, high-risk bonds, commonly      o A direct investment cannot be made in
existing accounts invested in Class B        known as "junk bonds." Compared to higher     an index. Unless otherwise indicated,
shares prior to September 30, 2003, will     quality debt securities, junk bonds           index results include reinvested
continue to be allowed to make additional    involve greater risk of default or price      dividends, and they do not reflect sales
purchases.                                   changes due to changes in the credit          charges. Performance of an index of funds
                                             quality of the issuer, because they are       reflects fund expenses; performance of a
PRINCIPAL RISKS OF INVESTING IN THE FUND     generally unsecured and because they may      market index does not.
                                             be subordinated to other creditors'
o Foreign securities have additional         claims. Sovereign debt securities are         OTHER INFORMATION
risks, including exchange rate changes,      subject to the additional risk that,
political and economic upheaval, the         under some political, diplomatic, social      o The returns shown in the management's
relative lack of information about these     or economic circumstances, some               discussion of Fund performance are based
companies, relatively low market             developing countries that issue               on net asset values calculated for
liquidity and the potential lack of          lower-quality debt securities may be          shareholder transactions. Generally
strict financial and accounting controls     unable or unwilling to make principal or      accepted accounting principles require
and standards.                               interest payments as they come due.           adjustments to be made to the net assets
                                                                                           of the fund at period end for financial
o Investing in a fund that invests in        o Although the fund's return during           reporting purposes, and as such, the net
smaller companies involves risks not         certain periods was positively impacted       asset values for shareholder transactions
associated with investing in more            by its investments in initial public          and the returns based on those net asset
established companies, such as business      offerings (IPOs), there can be no             values may differ from the net asset
risk, stock price fluctuations and           assurance that the fund will have             values and returns reported in the
illiquidity.                                 favorable IPO investment opportunities in     Financial Highlights.
                                             the future.
o Investing in emerging markets involves                                                   o Industry classifications used in this
greater risks than investing in more         ABOUT INDEXES USED IN THIS REPORT             report are generally according to the
established markets. Risks for emerging                                                    Global Industry Classification Standard,
markets include risks relating to the        o The unmanaged MSCI EUROPE, AUSTRALASIA      which was developed by and is the
relatively smaller size and lesser           AND THE FAR EAST INDEX (the MSCI              exclusive property and a service mark of
liquidity of these markets, high             EAFE --Registered Trademark--) is a group     Morgan Stanley Capital International Inc.
inflation rates, adverse political           of foreign securities tracked by Morgan       and Standard & Poor's.
developments and lack of timely              Stanley Capital International.
information.                                                                               The Fund provides a complete list of its
                                             o The unmanaged MSCI EMERGING MARKETS         holdings four times in each fiscal year,
o Prices of equity securities change in      INDEX is a group of securities from           at the quarter-ends. For the second and
response to many factors including the       emerging markets tracked by Morgan            fourth quarters, the lists appear in the
historical and prospective earnings of       Stanley Capital International. The index      Fund's semiannual and annual reports to
the issuer, the value of its assets,         represents investable opportunities for       shareholders. For the first and third
general economic conditions, interest        global investors, taking into account the     quarters, the Fund files the lists with
rates, investor perceptions and market       local market restrictions on share            the Securities and Exchange Commission
liquidity.                                   ownership by foreign investors.               (SEC) on Form N-Q. The most recent list
                                                                                           of portfolio holdings is available at
o Debt securities are particularly           o The unmanaged LIPPER EMERGING MARKETS       AIMinvestments.com. From our home page,
vulnerable to credit risk and interest       FUNDS INDEX represents an average of the      click on Products & Performance, then
rate fluctuations.                           30 largest emerging markets funds tracked     Mutual Funds, then Fund Overview. Select
                                             by Lipper Inc., an independent mutual         your Fund from the drop-down menu and
o The Fund is non-diversified, which         fund performance monitor.                     click on Complete Quarterly Holdings.
increases the risk that the value of the                                                   Shareholders can also look up the Fund's
Fund's shares may vary more widely. Also,                                                  Forms N-Q on the SEC Web site at sec.gov.
the Fund may be                                                                            Copies of the Fund's Forms N-Q may be
                                                                                           reviewed and copied at the SEC Public

                                                                                           Continued on page 9

================================================================================           =========================================
                                                                                           FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES              Class A Shares                    GTDDX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                         Class B Shares                    GTDBX
                                                                                           Class C Shares                    GTDCX
================================================================================           =========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMinvestments.com

AIM Developing Markets

                  Dear Shareholders of The AIM Family of Funds --Registered Trademark--:

    [TAYLOR       We're pleased to provide you with this report, which includes
     PHOTO]       a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

                      As we approach the end of 2006, it seems likely that many
 Philip Taylor    investors may see the value of their investments increase this year. Global equity markets, collectively, recorded double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                      While stock and bond markets generally enjoyed positive
                  year-to-date returns, their performance was affected by short-term economic and geopolitical events. For example, the U.S. stock market was weak in the second quarter of 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                      Short-term market fluctuations are a fact of life for all
                  investors. At AIM Investments --Registered Trademark--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                      We've changed the look of our annual reports to reflect
                  that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                      AIM has a variety of investment solutions, and knowing
                  which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                  OUR COMMITMENT TO YOU

                  In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                      Information about investing, the markets and your Fund is
                  always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                  Sincerely,

                  /s/ PHILIP TAYLOR

                  Philip Taylor
                  President -- AIM Funds
                  CEO, AIM Investments

                  December 14, 2006

                  AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Developing Markets Fund

                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its
    [CROCKETT       comprehensive review* of each fund's advisory agreement with
     PHOTO]         A I M Advisors, Inc. (AIM) to make certain your interests
                    are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be
Bruce L. Crockett   positive about AIM's management and strategic direction.
                    Most importantly, AIM's investment management discipline has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    December 14, 2006

                    *To learn more about all the factors we considered before
                     approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Developing Markets Fund

Management's discussion                                                                       While research responsibilities within
of Fund performance                                                                        the portfolio management team are focused
                                                                                           by region and market capitalization, such
======================================================================================     as large- or mid/small-cap, we select
                                                                                           investments for the Fund by using a
PERFORMANCE SUMMARY                                                                        "bottom-up" investment approach, which
                                                                                           means that we construct the Fund
Emerging stock markets performed strongly over the fiscal year ended October 31, 2006,     primarily on a stock-by-stock basis. We
with almost all markets producing double-digit returns. The BRIC countries (Brazil,        focus on the strengths of individual
Russia, India and China) were top performers for the 12-month period, beating the          companies rather than sectors, countries
broad emerging markets benchmark by a significant margin. More cyclical markets, such      or market-cap trends.
as Korea and Taiwan, saw some volatility in the early part of 2006 but ended the
reporting period on a strong note.                                                            We believe disciplined sell decisions
                                                                                           are key to successful investing. We
    We are pleased to once again provide shareholders with double-digit Fund               consider selling a stock for one of the
performance at net asset value. As the table illustrates, your Fund, excluding             following reasons:
applicable sales charges, significantly outperformed both its broad market and
style-specific benchmarks. The strong performance by emerging market equities enabled      o A company's fundamentals deteriorate,
the Fund to outperform the MSCI EAFE Index, which is composed of stocks from developed     or it posts disappointing earnings.
nations. The overall quality of the portfolio and the attractiveness of individual
securities largely explained this relative outperformance versus our style specific        o A stock's price seems overvalued.
benchmark.
                                                                                           o A more attractive opportunity becomes
    Your Fund's long-term performance appears on pages 8 and 9.                            available.

FUND VS. INDEXES                                                                           MARKET CONDITIONS AND YOUR FUND

Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If sales             Emerging markets experienced a volatile
charges were included, returns would be lower.                                             fiscal year during which stocks hit
                                                                                           record highs in many countries before
Class A Shares                                                                42.36%       correcting sharply lower from early May
Class B Shares                                                                41.38        onward. A combination of higher global
Class C Shares                                                                41.43        interest rates and rising levels of risk
MSCI EAFE Index (Broad Market Index)                                          27.52        aversion accentuated the sell-off in
MSCI Emerging Markets Index (Style-Specific Index)                            35.00        illiquid emerging market securities.
Lipper Emerging Markets Funds Index (Peer Group Index)                        34.61        However, most of these markets bounced
SOURCE: LIPPER INC.                                                                        back from July onward, ending the period
                                                                                           with strong positive overall returns.
======================================================================================     Emerging markets stocks were also
                                                                                           underpinned by positive news on the
HOW WE INVEST                                (Earnings, Quality, Valuation) strategy       macroeconomic front and derived further
                                             focuses primarily on identifying quality      support from attractive valuations. The
When selecting stocks for your Fund, we      companies that have experienced, or           Philippines and Indonesia were two of the
employ a disciplined investment strategy     exhibit the potential for, accelerating       strongest performers for the reporting
that emphasizes fundamental research,        or above average earnings growth but          period, with equities benefiting from a
supported by both quantitative analysis      whose prices do not fully reflect these       growth surge propelled by declining
and portfolio construction techniques.       attributes.                                   interest rates. India's stock market also
Our "EQV"                                                                                  rallied strongly with foreign inflows
                                                                                           continuing to bol-

                                                                                                                         (continued)

=========================================    =========================================     =========================================

PORTFOLIO COMPOSITION                        TOP FIVE COUNTRIES*                           TOP 10 EQUITY HOLDINGS*

By sector                                     1. Brazil                         21.2%       1. LUKOIL--ADR (Russia)            2.3%
               [PIE CHART]                    2. South Korea                    11.6        2. Standard Bank Group Ltd.
                                              3. Mexico                          9.6           (South Africa)                  1.9
CONSUMER STAPLES                    8.4%      4. South Africa                    8.2        3. Gafisa S.A. (Brazil)            1.9
INFORMATION TECHNOLOGY              8.0%      5. China                           7.1        4. Pertroleo Brasileiro S.A.
MATERIALS                           6.6%                                                       Pfd.--ADR (Brazil)              1.9
HEALTH CARE                         2.9%     Total Net Assets        $637.00 million        5. Hana Financial Group Inc.
UTILITIES                           2.3%                                                       (South Korea)                   1.8
MONEY MARKET FUNDS PLUS                      Total Number of Issuers*            111        6. Philippine Long Distance
OTHER ASSETS LESS LIABILITIES       6.1%                                                       Telephone Co. (Philippines)     1.8
FINANCIALS                         18.3%                                                    7. Hyundai Department Store Co.,
CONSUMER DISCRETIONARY             17.2%                                                       Ltd. (South Korea)              1.6
INDUSTRIALS                        10.9%                                                    8. All America Latina Logistica
ENERGY                              9.9%                                                       (Brazil)                        1.6
TELECOMMUNICATION SERVICES          9.4%                                                    9. Kasikornbank PCL (Thailand)     1.5
                                                                                           10. Anglo American PLC-
                                                                                               (South Africa)                  1.4

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
=========================================    =========================================     =========================================

AIM Developing Markets Fund

ster its stock market. In Taiwan,            and our lack of exposure to certain           The views and opinions expressed in
however, relations with mainland China,      strong performing benchmark utility           management's discussion of Fund
further problems with retail credit and      stocks detracted from comparative             performance are those of A I M Advisors,
slowing technology exports led to            results. Similarly, although the Fund         Inc. These views and opinions are subject
mid-period volatility.                       significantly outperformed its                to change at any time based on factors
                                             style-specific benchmark in the energy        such as market and economic conditions.
   Fund performance was broadly based,       sector (top contributors included             These views and opinions may not be
with all regions registering double-digit    LUKOIL/Russia and PETROLEO BRASILEIRO),       relied upon as investment advice or
gains for the reporting period. Asia         an underweight to this strong sector          recommendations, or as an offer for a
Pacific, our largest regional exposure,      detracted from relative return as well.       particular security. The information is
was also our biggest contributor to                                                        not a complete analysis of every aspect
outperformance, with strong stock               Though broadly diversified across          of any market, country, industry,
selection reflected by our Taiwanese,        sectors and regions, our exposures            security or the Fund. Statements of fact
Korean and Chinese holdings. Despite a       continued to be in sectors that are           are from sources considered reliable, but
relatively volatile Taiwanese market         poised to benefit from increased domestic     A I M Advisors, Inc. makes no
environment, our bottom-up stock             demand such as in infrastructure,             representation or warranty as to their
selection process allowed us to produce      property, banking and the consumer            completeness or accuracy. Although
double-digit gains, outperforming the        sectors. We believed that domestic demand     historical performance is no guarantee of
style-specific index in this market. One     was becoming a sustainable and important      future results, these insights may help
standout holding was CATCHER TECHNOLOGY,     growth driver for the region's economies,     you understand our investment management
a small-cap tech firm in Taiwan that         and we positioned the Fund accordingly.       philosophy.
specializes in making alloy-based casings
for notebook computers and handsets.            Stock-specific detractors included                See important Fund and index
Robust sales led to extremely strong         OPTIMAX TECHNOLOGY, DAESANG and YAPI            disclosures on the inside front cover.
growth. Technological expertise and          KREDI SIGORTA. Taiwanese LCD panel
competitive pricing earned this company      component maker Optimax was expected to                         SHUXIN CAO
the business of several key first-tier       see improved profit margins and earnings           [CAO         Chartered Financial
global wireless firms.                       due to new product growth. Unfortunately,         PHOTO]        Analyst, portfolio
                                             this turnaround did not develop,                                manager, is co-manager
   The Fund remains overweight in Latin      negatively affecting the stock, which we                        of AIM Developing
America, predominantly Brazil and Mexico,    sold. Additionally, although the Fund's                         Markets Fund. He joined
a region which proved to be a rich and       cash position was relatively in line with     AIM in 1997. Mr. Cao graduated from
diverse source of high-quality growth        historical levels, not being fully            Tianjin Foreign Language Institute with a
companies. Strong stock selection in both    invested in the extremely strong emerging     B.A. in English. He also earned a M.B.A.
markets gave an additional boost to          equity markets detracted from                 from Texas A&M University and is a
relative returns as well. Top                performance.                                  certified public accountant.
contributors included home builder BRAZIL
REALTY which benefited from significantly    IN CLOSING                                                      BORGE ENDRESEN
low mortgage and home building                                                               [ENDRESEN       Chartered Financial
penetration (sold stock during period due    Emerging markets have made considerable           PHOTO]        Analyst, portfolio
to stretched valuation) and Mexico's         strides over the last decade. We believe                        manager, is co-manager
wireless provider AMERICA MOVIL which        structural and corporate improvements,                          of AIM Developing
enjoyed high subscriber growth and posted    coupled with the size of the consumer                           Markets Fund. He joined
strong earnings results during the year.     pool, maintain a case for emerging market     AIM in 1999 and graduated summa cum laude
                                             investments.                                  from the University of Oregon with a B.
   Despite delivering double-digit                                                         S. in finance. He also earned an M.B.A.
returns in Hungary, South Africa and            Over the past 12 months, the Fund has      from The University of Texas at Austin.
Turkey, the Fund's overweight position in    experienced double-digit returns. It
these more volatile markets detracted        would be imprudent for us to suggest that     Assisted by Asia Pacific/Latin America
from relative returns. Fundamentals          such a level of performance is                Team and Europe/Canada Team
continued to remain strong in our            sustainable over the long term.
underlying holdings, however, and in some    Regardless of macro-economic trends, the
instances we took this as a buying           fund maintains a disciplined strategy of
opportunity and added to certain             selecting attractive investment               FOR A PRESENTATION OF YOUR FUND'S
positions. Similarly, although we            opportunities based on its "EQV"              LONG-TERM PERFORMANCE, PLEASE SEE PAGES 8
produced double-digit returns in India,      investment strategy. At the close of the      AND 9.
our underweight exposure to this strong      fiscal year, we believe the Fund was
market relative to the style-specific        trading at an attractive absolute
index detracted from performance as well.    valuation, with little premium paid for
We believed this market was relatively       quality growth.
expensive versus other emerging countries
and maintained our underweight position.        We welcome new shareholders who
                                             invested in the Fund during the reporting
   On a sector basis, every sector we        period and thank all our shareholders for
invested in during the period produced       your continued investments in AIM
double-digit returns--several more than      Developing Markets Fund.
40%. Though we outperformed the
style-specific index in most sectors,
select holdings in the financials sector

AIM Developing Markets Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the         The hypothetical account values and
                                             period. Simply divide your account value      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account     actual ending account balance or expenses
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then          you paid for the period. You may use this
costs, which may include sales charges       multiply the result by the number in the      information to compare the ongoing costs
(loads) on purchase payments or              table under the heading entitled "Actual      of investing in the Fund and other funds.
contingent deferred sales charges on         Expenses Paid During Period" to estimate      To do so, compare this 5% hypothetical
redemptions, and redemption fees, if any;    the expenses you paid on your account         example with the 5% hypothetical examples
and (2) ongoing costs, including             during this period.                           that appear in the shareholder reports of
management fees; distribution and/or                                                       the other funds.
service (12b-1) fees; and other Fund         HYPOTHETICAL EXAMPLE FOR
expenses. This example is intended to        COMPARISON PURPOSES                              Please note that the expenses shown in
help you understand your ongoing costs                                                     the table are meant to highlight your
(in dollars) of investing in the Fund and    The table below also provides information     ongoing costs only and do not reflect any
to compare these costs with ongoing costs    about hypothetical account values and         transaction costs, such as sales charges
of investing in other mutual funds. The      hypothetical expenses based on the Fund's     (loads) on purchase payments, contingent
example is based on an investment of         actual expense ratio and an assumed rate      deferred sales charges on redemptions,
$1,000 invested at the beginning of the      of return of 5% per year before expenses,     and redemption fees, if any. Therefore,
period and held for the entire period May    which is not the Fund's actual return.        the hypothetical information is useful in
1, 2006, through October 31, 2006.           The Fund's actual cumulative total            comparing ongoing costs only, and will
                                             returns at net asset value after expenses     not help you determine the relative total
ACTUAL EXPENSES                              for the six months ended October 31,          costs of owning different funds. In
                                             2006, appear in the table "Cumulative         addition, if these transaction costs were
The table below provides information         Total Returns" on page 9.                     included, your costs would have been
about actual account values and actual                                                     higher.
expenses. You may use the information in
this table, together with the amount you
invested, to esti-

====================================================================================================================================
                                                  ACTUAL                             HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)
                 BEGINNING             ENDING              EXPENSES            ENDING             EXPENSES         ANNUALIZED
  SHARE        ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING      ACCOUNT VALUE        PAID DURING          EXPENSE
  CLASS          (5/1/06)           (10/31/06)(1)          PERIOD(2)         (10/31/06)          PERIOD(2)            RATIO
    A            $1,000.00           $1,005.50               $8.75           $1,016.48             $8.79              1.73%
    B             1,000.00            1,001.70               12.51            1,012.70             12.58              2.48
    C             1,000.00            1,001.70               12.51            1,012.70             12.58              2.48


(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Developing Markets Fund

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

Index data from 12/31/93, Fund data from 1/11/94

====================================================================================================================================

                                                          [MOUNTAIN CHART]

              DATE           AIM DEVELOPING             MSCI EAFE              MSCI EMERGING       LIPPER EMERGING
                              MARKETS FUND                INDEX                MARKETS INDEX        MARKETS FUNDS
                            -CLASS A SHARES                                                             INDEX

            12/31/93                                     $10000                    $10000              $10000
                1/94               $9538                  10845                     10182               10253
                2/94                9166                  10815                     10001                9980
                3/94                8291                  10350                      9096                9125
                4/94                7881                  10789                      8914                8874
                5/94                8221                  10727                      9219                9037
                6/94                7881                  10878                      8965                8648
                7/94                8209                  10983                      9522                9164
                8/94                9091                  11243                     10704               10093
                9/94                9241                  10889                     10826               10231
               10/94                9121                  11251                     10631               10016
               11/94                8844                  10711                     10078                9566
               12/94                8120                  10778                      9268                8840
                1/95                7323                  10364                      8282                7936
                2/95                6729                  10334                      8070                7804
                3/95                6579                  10979                      8121                7838
                4/95                7193                  11391                      8486                8090
                5/95                7605                  11256                      8937                8468
                6/95                7592                  11058                      8963                8502
                7/95                7800                  11747                      9165                8798
                8/95                7814                  11299                      8949                8573
                9/95                7892                  11519                      8906                8531
               10/95                7604                  11210                      8565                8176
               11/95                7624                  11522                      8413                7965
               12/95                8044                  11986                      8786                8241
                1/96                8730                  12035                      9410                8990
                2/96                8612                  12076                      9261                8885
                3/96                8660                  12332                      9333                8959
                4/96                8965                  12691                      9706                9275
                5/96                9138                  12457                      9662                9367
                6/96                9173                  12527                      9723                9385
                7/96                8930                  12161                      9058                8841
                8/96                9235                  12188                      9290                9083
                9/96                9547                  12511                      9371                9176
               10/96                9505                  12383                      9121                8965
               11/96                9747                  12876                      9274                9168
               12/96                9939                  12711                      9316                9247
                1/97               10283                  12266                      9951                9954
                2/97               10635                  12466                     10377               10309
                3/97               10291                  12511                     10104               10047
                4/97               10427                  12578                     10122               10047
                5/97               10751                  13396                     10412               10394
                6/97               11053                  14135                     10969               10903
                7/97               11404                  14364                     11133               11222
                8/97               10141                  13291                      9716                9986
                9/97               10464                  14036                      9986               10347
               10/97                9020                  12957                      8347                8619
               11/97                8877                  12825                      8043                8225
               12/97                9096                  12937                      8236                8300
                1/98                8297                  13528                      7590                7722
                2/98                8810                  14396                      8383                8412
                3/98                9156                  14839                      8746                8725
                4/98                9352                  14957                      8651                8767
                5/98                8177                  14884                      7466                7610
                6/98                7453                  14997                      6682                6889
                7/98                7581                  15149                      6894                7099
                8/98                5275                  13272                      4901                5065
                9/98                5381                  12865                      5212                5255
               10/98                5674                  14206                      5761                5760
               11/98                6096                  14934                      6240                6147
               12/98                5883                  15523                      6149                6070
                1/99                5715                  15478                      6050                5947
                2/99                5677                  15109                      6109                5896
                3/99                6542                  15739                      6914                6552
                4/99                7293                  16377                      7769                7463
                5/99                7140                  15534                      7724                7373
                6/99                7960                  16139                      8601                8201
                7/99                7638                  16619                      8367                7996
                8/99                7531                  16680                      8443                7908
                9/99                7278                  16848                      8158                7627
               10/99                7554                  17479                      8331                7857
               11/99                8144                  18086                      9078                8723
               12/99                9502                  19709                     10233               10256
                1/00                9264                  18457                     10294               10137
                2/00                9187                  18954                     10430               10439
                3/00                9326                  19688                     10481               10470
                4/00                8188                  18652                      9487                9331
                5/00                7819                  18197                      9095                8834
                6/00                8250                  18908                      9415                9272
                7/00                7735                  18116                      8931                8894
                8/00                8096                  18273                      8975                8986
                9/00                7311                  17383                      8191                8127
               10/00                6835                  16973                      7597                7520
               11/00                6158                  16336                      6933                6840
               12/00                6324                  16917                      7101                7087
                1/01                7136                  16908                      8078                7908
                2/01                6517                  15641                      7446                7295
                3/01                5767                  14598                      6714                6599
                4/01                6115                  15612                      7046                6936
                5/01                6316                  15061                      7130                7127
                6/01                6169                  14445                      6984                7003
                7/01                5728                  14183                      6543                6569
                8/01                5644                  13823                      6478                6483
                9/01                4607                  12423                      5475                5558
               10/01                4886                  12741                      5815                5850
               11/01                5744                  13211                      6422                6429
               12/01                6207                  13289                      6932                6839
                1/02                6403                  12583                      7167                7109
                2/02                6606                  12672                      7285                7268
                3/02                6911                  13418                      7724                7666
                4/02                6934                  13445                      7773                7760
                5/02                6934                  13616                      7649                7688
                6/02                6340                  13074                      7075                7126
                7/02                5746                  11783                      6537                6594
                8/02                5801                  11756                      6638                6648
                9/02                5151                  10494                      5922                5981
               10/02                5449                  11058                      6306                6267
               11/02                5855                  11560                      6740                6688
               12/02                5644                  11171                      6516                6523
                1/03                5644                  10705                      6488                6485
                2/03                5518                  10459                      6313                6332
                3/03                5268                  10254                      6134                6128
                4/03                5784                  11258                      6680                6718
                5/03                6214                  11941                      7160                7201
                6/03                6527                  12229                      7568                7564
                7/03                6847                  12525                      8042                7910
                8/03                7426                  12828                      8581                8439
                9/03                7550                  13223                      8644                8626
               10/03                8222                  14047                      9380                9298
               11/03                8277                  14360                      9495                9436
               12/03                8732                  15481                     10183               10237
                1/04                9115                  15700                     10545               10530
                2/04                9507                  16063                     11031               11003
                3/04                9656                  16153                     11173               11150
                4/04                8849                  15788                     10260               10272
                5/04                8951                  15821                     10124               10071
                6/04                8873                  16188                     10104               10123
                7/04                8654                  15663                      9925                9974
                8/04                8998                  15732                     10340               10362
                9/04                9523                  16143                     10938               10969
               10/04                9953                  16693                     11200               11304
               11/04               10792                  17834                     12237               12234
               12/04               11144                  18616                     12826               12868
                1/05               11144                  18275                     12867               12913
                2/05               12076                  19064                     13997               13990
                3/05               11231                  18585                     13074               13039
                4/05               11035                  18148                     12726               12720
                5/05               11404                  18157                     13174               13113
                6/05               11843                  18398                     13629               13549
                7/05               12658                  18962                     14593               14484
                8/05               13002                  19441                     14725               14709
                9/05               14067                  20307                     16098               15996
               10/05               13174                  19714                     15046               15031
               11/05               14224                  20196                     16292               16158
               12/05               15098                  21136                     17257               17069
                1/06               17242                  22434                     19195               19034
                2/06               17234                  22384                     19176               18923
                3/06               17604                  23122                     19348               19179
                4/06               18652                  24226                     20729               20538
                5/06               16665                  23285                     18562               18280
                6/06               16500                  23284                     18522               18189
                7/06               16784                  23514                     18799               18580
                8/06               17398                  24161                     19288               19086
                9/06               17445                  24198                     19450               19228
               10/06               18762                  25139                     20374               20233

====================================================================================================================================

                                                                                                                      SOURCE: LIPPER

Past performance cannot guarantee               This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in the
                                             value of the Fund and its indexes. We
   The data shown in the chart include       believe that a logarithmic chart is more
reinvested distributions, applicable         effective than other types of charts in
sales charges, Fund expenses and             illustrating changes in value during the
management fees. Index results include       early years shown in the chart. The
reinvested dividends, but they do not        vertical axis, the one that indicates the
reflect sales charges. Performance of an     dollar value of an investment, is
index of funds reflects fund expenses and    constructed with each segment
management fees; performance of a market     representing a percent change in the
index does not. Performance shown in the     value of the investment. In this chart,
chart and table(s) does not reflect          each segment represents a doubling, or
deduction of taxes a shareholder would       100% change, in the value of the
pay on Fund distributions or sale of Fund    investment. In other words, the space
shares. Performance of the indexes does      between $10,000 and $20,000 is the same
not reflect the effects of taxes.            size as the space between $20,000 and
                                             $40,000, and so on.

AIM Developing Markets Fund

=========================================    =========================================     =========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                  CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar       6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales       applicable sales charges
                                             charges
CLASS A SHARES                                                                             Class A Shares              0.55%
Inception (1/11/94)            5.04%         CLASS A SHARES                                Class B Shares              0.17
10 Years                       6.43          Inception (1/11/94)            4.48%          Class C Shares              0.17
 5 Years                      29.39          10 Years                       5.62
 1 Year                       34.52           5 Years                      29.03
                                              1 Year                       17.18
CLASS B SHARES
Inception (11/3/97)            7.46%         CLASS B SHARES
 5 Years                      29.94          Inception (11/3/97)            6.66%
 1 Year                       36.38           5 Years                      29.60
                                              1 Year                       18.07
CLASS C SHARES
Inception (3/1/99)            15.99%         CLASS C SHARES
 5 Years                      30.10          Inception (3/1/99)            15.09%
 1 Year                       40.43           5 Years                      29.73
                                              1 Year                       22.15

=========================================    =========================================     =========================================

THE PERFORMANCE DATA QUOTED REPRESENT           CLASS A SHARE PERFORMANCE REFLECTS THE        HAD THE ADVISOR NOT WAIVED FEES AND/OR
PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 5.50% SALES CHARGE, AND CLASS B       REIMBURSED EXPENSES PERFORMANCE WOULD
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS        HAVE BEEN LOWER.
PERFORMANCE MAY BE LOWER OR HIGHER.          THE APPLICABLE CONTINGENT DEFERRED SALES
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      CHARGE (CDSC) FOR THE PERIOD INVOLVED.           A REDEMPTION FEE OF 2% WILL BE IMPOSED
MOST RECENT MONTH-END PERFORMANCE.           THE CDSC ON CLASS B SHARES DECLINES FROM      ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
PERFORMANCE FIGURES REFLECT REINVESTED       5% BEGINNING AT THE TIME OF PURCHASE TO       OF THE FUND WITHIN 30 DAYS OF PURCHASE.
DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    0% AT THE BEGINNING OF THE SEVENTH YEAR.      EXCEPTIONS TO THE REDEMPTION FEE ARE
AND THE EFFECT OF THE MAXIMUM SALES          THE CDSC ON CLASS C SHARES IS 1% FOR THE      LISTED IN THE FUND'S PROSPECTUS.
CHARGE UNLESS OTHERWISE STATED.              FIRST YEAR AFTER PURCHASE.
INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE SO THAT YOU MAY HAVE A           THE PERFORMANCE OF THE FUND'S SHARE
GAIN OR LOSS WHEN YOU SELL SHARES.           CLASSES WILL DIFFER PRIMARILY DUE TO
                                             DIFFERENT SALES CHARGE STRUCTURES AND
                                             CLASS EXPENSES.

Continued from inside front cover

Reference Room in Washington, D.C. You       A description of the policies and             Information regarding how the Fund voted
can obtain information on the operation      procedures that the Fund uses to              proxies related to its portfolio
of the Public Reference Room, including      determine how to vote proxies relating to     securities during the 12 months ended
information about duplicating fee            portfolio securities is available without     June 30, 2006, is available at our Web
charges, by calling 202-942-8090 or          charge, upon request, from our Client         site. Go to AIMinvestments.com, access
800-732-0330, or by electronic request at    Services department at 800-959-4246 or on     the About Us tab, click on Required
the following e-mail address:                the AIM Web site, AIMinvestments.com. On      Notices and then click on Proxy Voting
publicinfo@sec.gov. The SEC file numbers     the home page, scroll down and click on       Activity. Next, select the Fund from the
for the Fund are 811-05426 and 033-19338.    AIM Funds Proxy Policy. The information       drop-down menu. The information is also
                                             is also available on the SEC Web site,        available on the SEC Web site, sec.gov.
                                             sec.gov.

AIM Developing Markets Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      services to be provided by AIM under the      o Meeting with the Fund's portfolio
Funds (the "Board") oversees the             Advisory Agreement was appropriate and        managers and investment personnel. With
management of AIM Developing Markets Fund    that AIM currently is providing services      respect to the Fund, the Board is meeting
(the "Fund") and, as required by law,        in accordance with the terms of the           periodically with such Fund's portfolio
determines annually whether to approve       Advisory Agreement.                           managers and/or other investment
the continuance of the Fund's advisory                                                     personnel and believes that such
agreement with A I M Advisors, Inc.          o The quality of services to be provided      individuals are competent and able to
("AIM"). Based upon the recommendation of    by AIM. The Board reviewed the                continue to carry out their
the Investments Committee of the Board,      credentials and experience of the             responsibilities under the Advisory
at a meeting held on June 27, 2006, the      officers and employees of AIM who will        Agreement.
Board, including all of the independent      provide investment advisory services to
trustees, approved the continuance of the    the Fund. In reviewing the qualifications     o Overall performance of AIM. The Board
advisory agreement (the "Advisory            of AIM to provide investment advisory         considered the overall performance of AIM
Agreement") between the Fund and AIM for     services, the Board considered such           in providing investment advisory and
another year, effective July 1, 2006.        issues as AIM's portfolio and product         portfolio administrative services to the
                                             review process, various back office           Fund and concluded that such performance
   The Board considered the factors          support functions provided by AIM and         was satisfactory.
discussed below in evaluating the            AIM's equity and fixed income trading
fairness and reasonableness of the           operations. Based on the review of these      o Fees relative to those clients of AIM
Advisory Agreement at the meeting on June    and other factors, the Board concluded        with comparable investment strategies.
27, 2006 and as part of the Board's          that the quality of services to be            The Board noted that AIM does not serve
ongoing oversight of the Fund. In their      provided by AIM was appropriate and that      as an advisor to other mutual funds or
deliberations, the Board and the             AIM currently is providing satisfactory       other clients with investment strategies
independent trustees did not identify any    services in accordance with the terms of      comparable to those of the Fund.
particular factor that was controlling,      the Advisory Agreement.
and each trustee attributed different                                                      o Fees relative to those of comparable
weights to the various factors.              o The performance of the Fund relative to     funds with other advisors. The Board
                                             comparable funds. The Board reviewed the      reviewed the advisory fee rate for the
   One responsibility of the independent     performance of the Fund during the past       Fund under the Advisory Agreement. The
Senior Officer of the Fund is to manage      one, three and five calendar years            Board compared effective contractual
the process by which the Fund's proposed     against the performance of funds advised      advisory fee rates at a common asset
management fees are negotiated to ensure     by other advisors with investment             level at the end of the past calendar
that they are negotiated in a manner         strategies comparable to those of the         year and noted that the Fund's rate was
which is at arms' length and reasonable.     Fund. The Board noted that the Fund's         below the median rate of the funds
To that end, the Senior Officer must         performance was above the median              advised by other advisors with investment
either supervise a competitive bidding       performance of such comparable funds for      strategies comparable to those of the
process or prepare an independent written    the one and three year periods and below      Fund that the Board reviewed. The Board
evaluation. The Senior Officer has           such median performance for the five year     noted that AIM has agreed to waive
recommended an independent written           period. Based on this review and after        advisory fees of the Fund and to limit
evaluation in lieu of a competitive          taking account of all of the other            the Fund's total operating expenses, as
bidding process and, upon the direction      factors that the Board considered in          discussed below. Based on this review,
of the Board, has prepared such an           determining whether to continue the           the Board concluded that the advisory fee
independent written evaluation. Such         Advisory Agreement for the Fund, the          rate for the Fund under the Advisory
written evaluation also considered           Board concluded that no changes should be     Agreement was fair and reasonable.
certain of the factors discussed below.      made to the Fund and that it was not
In addition, as discussed below, the         necessary to change the Fund's portfolio      o Expense limitations and fee waivers.
Senior Officer made a recommendation to      management team at this time. Although        The Board noted that AIM has
the Board in connection with such written    the independent written evaluation of the     contractually agreed to waive advisory
evaluation.                                  Fund's Senior Officer (discussed below)       fees of the Fund through June 30, 2007 to
                                             only considered Fund performance through      the extent necessary so that the advisory
   The discussion below serves as a          the most recent calendar year, the Board      fees payable by the Fund do not exceed a
summary of the Senior Officer's              also reviewed more recent Fund                specified maximum advisory fee rate,
independent written evaluation and           performance, which did not change their       which maximum rate includes breakpoints
recommendation to the Board in connection    conclusions.                                  and is based on net asset levels. The
therewith, as well as a discussion of the                                                  Board considered the contractual nature
material factors and the conclusions with    o The performance of the Fund relative to     of this fee waiver and noted that it
respect thereto that formed the basis for    indices. The Board reviewed the               remains in effect until June 30, 2007.
the Board's approval of the Advisory         performance of the Fund during the past       The Board also noted that AIM has
Agreement. After consideration of all of     one, three and five calendar years            contractually agreed to waive fees and/or
the factors below and based on its           against the performance of the Lipper         limit expenses of the Fund through June
informed business judgment, the Board        Emerging Market Fund Index. The Board         30, 2007 in an amount necessary to limit
determined that the Advisory Agreement is    noted that the Fund's performance in such     total annual operating expenses to a
in the best interests of the Fund and its    periods was comparable to the performance     specified percentage of average daily net
shareholders and that the compensation to    of such Index. Based on this review and       assets for each class of the Fund. The
AIM under the Advisory Agreement is fair     after taking account of all of the other      Board considered the contractual nature
and reasonable and would have been           factors that the Board considered in          of this fee waiver/expense limitation and
obtained through arm's length                determining whether to continue the           noted that it remains in effect until
negotiations.                                Advisory Agreement for the Fund, the          June 30, 2007. The Board considered the
                                             Board concluded that no changes should be     effect these fee waivers/expense
   Unless otherwise stated, information      made to the Fund and that it was not          limitations would have on the Fund's
presented below is as of June 27, 2006       necessary to change the Fund's portfolio      estimated expenses and concluded that the
and does not reflect any changes that may    management team at this time. Although        levels of fee waivers/expense limitations
have occurred since June 27, 2006,           the independent written evaluation of the     for the Fund were fair and reasonable.
including but not limited to changes to      Fund's Senior Officer (discussed below)
the Fund's performance, advisory fees,       only considered Fund performance through      o Breakpoints and economies of scale. The
expense limitations and/or fee waivers.      the most recent calendar year, the Board      Board reviewed the structure of the
                                             also reviewed more recent Fund                Fund's advisory fee under the Advisory
o The nature and extent of the advisory      performance, which did not change their       Agreement, noting that it includes three
services to be provided by AIM. The Board    conclusions.                                  breakpoints. The Board reviewed the level
reviewed the services to be provided by                                                    of the Fund's advisory fees, and noted
AIM under the Advisory Agreement. Based                                                    that such fees, as a
on such review, the Board concluded that
the range of                                                                                                             (continued)

AIM Developing Markets Fund

percentage of the Fund's net assets,         considered the Senior Officer's written       tive, transfer agency and distribution
would decrease as net assets increase        evaluation and the recommendation made by     services, and that AIM and its affiliates
because the Advisory Agreement includes      the Senior Officer to the Board that the      currently are providing satisfactory
breakpoints. The Board noted that, due to    Board consider whether the advisory fee       non-investment advisory services.
the Fund's asset levels at the end of the    waivers for certain equity AIM Funds,
past calendar year and the way in which      including the Fund, should be simplified.     o Other factors and current trends. The
the advisory fee breakpoints have been       The Board concluded that it would be          Board considered the steps that AIM and
structured, the Fund has yet to benefit      advisable to consider this issue and          its affiliates have taken over the last
from the breakpoints. The Board noted        reach a decision prior to the expiration      several years, and continue to take, in
that AIM has contractually agreed to         date of such advisory fee waivers.            order to improve the quality and
waive advisory fees of the Fund through                                                    efficiency of the services they provide
June 30, 2007 to the extent necessary so     o Profitability of AIM and its                to the Funds in the areas of investment
that the advisory fees payable by the        affiliates. The Board reviewed                performance, product line
Fund do not exceed a specified maximum       information concerning the profitability      diversification, distribution, fund
advisory fee rate, which maximum rate        of AIM's (and its affiliates') investment     operations, shareholder services and
includes breakpoints and is based on net     advisory and other activities and its         compliance. The Board concluded that
asset levels. The Board concluded that       financial condition. The Board considered     these steps taken by AIM have improved,
the Fund's fee levels under the Advisory     the overall profitability of AIM, as well     and are likely to continue to improve,
Agreement therefore would reflect            as the profitability of AIM in connection     the quality and efficiency of the
economies of scale at higher asset levels    with managing the Fund. The Board noted       services AIM and its affiliates provide
and that it was not necessary to change      that AIM's operations remain profitable,      to the Fund in each of these areas, and
the advisory fee breakpoints in the          although increased expenses in recent         support the Board's approval of the
Fund's advisory fee schedule.                years have reduced AIM's profitability.       continuance of the Advisory Agreement for
                                             Based on the review of the profitability      the Fund.
o Investments in affiliated money market     of AIM's and its affiliates' investment
funds. The Board also took into account      advisory and other activities and its
the fact that uninvested cash and cash       financial condition, the Board concluded
collateral from securities lending           that the compensation to be paid by the
arrangements, if any (collectively, "cash    Fund to AIM under its Advisory Agreement
balances") of the Fund may be invested in    was not excessive.
money market funds advised by AIM
pursuant to the terms of an SEC exemptive    o Benefits of soft dollars to AIM. The
order. The Board found that the Fund may     Board considered the benefits realized by
realize certain benefits upon investing      AIM as a result of brokerage transactions
cash balances in AIM advised money market    executed through "soft dollar"
funds, including a higher net return,        arrangements. Under these arrangements,
increased liquidity, increased               brokerage commissions paid by the Fund
diversification or decreased transaction     and/or other funds advised by AIM are
costs. The Board also found that the Fund    used to pay for research and execution
will not receive reduced services if it      services. This research may be used by
invests its cash balances in such money      AIM in making investment decisions for
market funds. The Board noted that, to       the Fund. The Board concluded that such
the extent the Fund invests uninvested       arrangements were appropriate.
cash in affiliated money market funds,
AIM has voluntarily agreed to waive a        o AIM's financial soundness in light of
portion of the advisory fees it receives     the Fund's needs. The Board considered
from the Fund attributable to such           whether AIM is financially sound and has
investment. The Board further determined     the resources necessary to perform its
that the proposed securities lending         obligations under the Advisory Agreement,
program and related procedures with          and concluded that AIM has the financial
respect to the lending Fund is in the        resources necessary to fulfill its
best interests of the lending Fund and       obligations under the Advisory Agreement.
its respective shareholders. The Board
therefore concluded that the investment      o Historical relationship between the
of cash collateral received in connection    Fund and AIM. In determining whether to
with the securities lending program in       continue the Advisory Agreement for the
the money market funds according to the      Fund, the Board also considered the prior
procedures is in the best interests of       relationship between AIM and the Fund, as
the lending Fund and its respective          well as the Board's knowledge of AIM's
shareholders.                                operations, and concluded that it was
                                             beneficial to maintain the current
o Independent written evaluation and         relationship, in part, because of such
recommendations of the Fund's Senior         knowledge. The Board also reviewed the
Officer. The Board noted that, upon their    general nature of the non-investment
direction, the Senior Officer of the         advisory services currently performed by
Fund, who is independent of AIM and AIM's    AIM and its affiliates, such as
affiliates, had prepared an independent      administrative, transfer agency and
written evaluation in order to assist the    distribution services, and the fees
Board in determining the reasonableness      received by AIM and its affiliates for
of the proposed management fees of the       performing such services. In addition to
AIM Funds, including the Fund. The Board     reviewing such services, the trustees
noted that the Senior Officer's written      also considered the organizational
evaluation had been relied upon by the       structure employed by AIM and its
Board in this regard in lieu of a            affiliates to provide those services.
competitive bidding process. In              Based on the review of these and other
determining whether to continue the          factors, the Board concluded that AIM and
Advisory Agreement for the Fund, the         its affiliates were qualified to continue
Board                                        to provide non-investment advisory
                                             services to the Fund, including
                                             administra-

Supplement to Annual Report dated 10/31/06

AIM Developing Markets Fund

                                                 ===================================

Institutional Class Shares                       AVERAGE ANNUAL TOTAL RETURNS               INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                                 For periods ended 10/31/06            CHARGE; THEREFORE, PERFORMANCE IS AT NAV.
The following information has been prepared to                                         PERFORMANCE OF INSTITUTIONAL CLASS SHARES
provide Institutional Class shareholders with    10 Years                      7.09%   WILL DIFFER FROM PERFORMANCE OF OTHER SHARE
a performance overview specific to their          5 Years                     31.01    CLASSES PRIMARILY DUE TO DIFFERING SALES
holdings. Institutional Class shares are          1 Year                      43.11    CHARGES AND CLASS EXPENSES.
offered exclusively to institutional              6 Months*                    0.80
investors, including defined contribution                                                   A REDEMPTION FEE OF 2% WILL BE IMPOSED
plans that meet certain criteria.                ===================================   ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
                                                                                       THE FUND WITHIN 30 DAYS OF PURCHASE.
                                                 AVERAGE ANNUAL TOTAL RETURNS          EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED
                                                 For periods ended 9/30/06, most       IN THE FUND'S PROSPECTUS.
                                                 recent calendar quarter-end
                                                                                            HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                 10 Years                       6.27   REIMBURSED EXPENSES, PERFORMANCE WOULD HAVE
                                                  5 Years                      30.64   BEEN LOWER.
                                                  1 Year                       24.61
                                                  6 Months*                    -0.63        PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                                                       INDICATIVE OF FUTURE RESULTS. MORE RECENT
                                                 *Cumulative total return that has     RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
                                                 not been annualized                   ALL RETURNS ASSUME REINVESTMENT OF
                                                                                       DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
                                                 ===================================   PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                                                                       SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
                                                 INSTITUTIONAL CLASS SHARES'           LESS THAN THEIR ORIGINAL COST. SEE FULL
                                                 INCEPTION DATE IS OCTOBER 25, 2005.   REPORT FOR INFORMATION ON COMPARATIVE
                                                 RETURNS SINCE THAT DATE ARE           BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                 HISTORICAL RETURNS. ALL OTHER         PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                 RETURNS ARE BLENDED RETURNS OF        CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                 HISTORICAL INSTITUTIONAL CLASS        800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                 SHARE PERFORMANCE AND RESTATED
                                                 CLASS A SHARE PERFORMANCE (FOR
                                                 PERIODS PRIOR TO THE INCEPTION DATE
                                                 OF INSTITUTIONAL CLASS SHARES) AT
                                                 NET ASSET VALUE (NAV) AND REFLECT
                                                 THE HIGHER RULE 12B-1 FEES
                                                 APPLICABLE TO CLASS A SHARES. CLASS
                                                 A SHARES' INCEPTION DATE IS JANUARY
                                                 11, 1994.

==============================================

NASDAQ SYMBOL                            GTDIX

==============================================

Over for information on your Fund's expenses.

====================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

====================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                            [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   DVM-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--           --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                          divide your account value by $1,000        The hypothetical account values and
                                                 (for example, an $8,600 account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur          value divided by $1,000 = 8.6),       actual ending account balance or expenses you
ongoing costs, including management fees and     then multiply the result by the       paid for the period. You may use this
other Fund expenses. This example is intended    number in the table under the         information to compare the ongoing costs of
to help you understand your ongoing costs (in    heading entitled "Actual Expenses     investing in the Fund and other funds. To do
dollars) of investing in the Fund and to         Paid During Period" to estimate the   so, compare this 5% hypothetical example with
compare these costs with ongoing costs of        expenses you paid on your account     the 5% hypothetical examples that appear in
investing in other mutual funds. The example     during this period.                   the shareholder reports of the other funds.
is based on an investment of $1,000 invested
at the beginning of the period and held for      Hypothetical example for comparison        Please note that the expenses shown in
the entire period May 1, 2006, through October   purposes                              the table are meant to highlight your ongoing
31, 2006.                                                                              costs only. Therefore, the hypothetical
                                                 The table below also provides         information is useful in comparing ongoing
Actual Expenses                                  information about hypothetical        costs only, and will not help you determine
                                                 account values and hypothetical       the relative total costs of owning different
The table below provides information about       expenses based on the Fund's actual   funds.
actual account values and actual expenses. You   expense ratio and an assumed rate
may use the information in this table,           of return of 5% per year before
together with the amount you invested, to        expenses, which is not the Fund's
estimate the expenses that you paid over the     actual return. The Fund's actual
period. Simply                                   cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                                     HYPOTHETICAL
                                                       ACTUAL                             (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING              ENDING             EXPENSES             ENDING             EXPENSES         ANNUALIZED
    SHARE            ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING        ACCOUNT VALUE        PAID DURING          EXPENSE
    CLASS               (5/1/06)          (10/31/06)(1)         PERIOD(2)           (10/31/06)          PERIOD(2)            RATIO

   Institutional       $1,000.00            $1,008.00             $6.12             $1,019.11             $6.16             1.21%

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   DVM-INS-1   A I M Distributors, Inc.

AIM Developing Markets Fund

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-88.03%

ARGENTINA-1.56%

Banco Macro S.A.-ADR (Diversified Banks)          256,800   $  5,806,248
------------------------------------------------------------------------
Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                       106,590      4,113,308
========================================================================
                                                               9,919,556
========================================================================

BRAZIL-15.24%

All America Latina Logistica (Railroads)(a)     1,173,000     10,242,867
------------------------------------------------------------------------
American Banknote S.A. (Commercial Printing)      601,600      4,930,227
------------------------------------------------------------------------
American Banknote S.A. (Commercial Printing)
  (Acquired 04/26/06; Cost $1,790,357)(b)         224,100      1,836,542
------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR (Steel)(c)         268,060      6,819,446
------------------------------------------------------------------------
Equatorial Energia S.A. (Electric
  Utilities)(d)(e)                                564,200      4,386,612
------------------------------------------------------------------------
Equatorial Energia S.A. (Oil & Gas
  Exploration & Production) (Acquired
  03/31/06; Cost $2,374,486)(b)(d)(e)             358,400      2,786,533
------------------------------------------------------------------------
Gafisa S.A. (Homebuilding)(e)                     825,800     12,146,953
------------------------------------------------------------------------
Guararapes Confeccoes S.A. (Apparel,
  Accessories & Luxury Goods)                      97,800      4,288,312
------------------------------------------------------------------------
Klabin Segall S.A. (Paper Packaging)
  (Acquired 10/06/06; Cost $4,904,259)(b)(e)      706,720      4,950,175
------------------------------------------------------------------------
Localiza Rent a Car S.A. (Trucking)               171,500      4,268,480
------------------------------------------------------------------------
Net Servicios de Comunicacao S.A.-Rts.
  (Broadcasting & Cable TV)(f)                     66,502             --
------------------------------------------------------------------------
Perdigao S.A. (Packaged Foods & Meats)            377,400      4,396,979
------------------------------------------------------------------------
Profarma Distribuidora de Produtos
  Farmaceuticos S.A. (Pharmaceuticals)(e)         257,900      3,191,385
------------------------------------------------------------------------
Rossi Residencial S.A. (Homebuilding)             427,400      5,268,905
------------------------------------------------------------------------
Rossi Residencial S.A. (Homebuilding)
  (Acquired 02/14/06; Cost $1,383,422)(b)         119,500      1,473,173
------------------------------------------------------------------------
Tam S.A.-ADR (Airlines)(e)                        141,100      4,310,605
------------------------------------------------------------------------
Terna Participacoes S.A. (Electric
  Utilities)(d)(e)                                295,400      3,114,701
------------------------------------------------------------------------
Tim Participacoes S.A.-ADR (Wireless
  Telecommunication Services)(c)                  121,900      4,095,840
------------------------------------------------------------------------
Totvs S.A. (Application Software)(e)              271,200      5,711,473
------------------------------------------------------------------------
Totvs S.A. (Application Software) (Acquired
  03/08/06; Cost $2,966,396)(b)(e)                200,000      4,212,001
------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros S.A.-ADR
  (Diversified Banks)                              59,400      4,677,750
========================================================================
                                                              97,108,959
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


CANADA-0.68%

Sherritt International Corp. (Diversified
  Metals & Mining)                                421,200   $  4,299,414
========================================================================

CHINA-7.13%

Celestial NutriFoods Ltd. (Packaged Foods &
  Meats)(e)(g)                                  4,047,000      4,428,383
------------------------------------------------------------------------
China Medical Technologies, Inc.-ADR (Health
  Care Equipment)(c)(e)                           182,137      4,626,280
------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopen)-
  Class H (Integrated Oil & Gas)(g)            10,762,000      7,464,268
------------------------------------------------------------------------
FU JI Food & Catering Services (Restaurants)    3,751,000      6,588,317
------------------------------------------------------------------------
Longcheer Holdings Ltd. (Integrated
  Telecommunication Services)(g)                7,094,000      4,540,638
------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China Ltd.-
  Class H (Life & Health Insurance)(g)          1,545,000      5,367,520
------------------------------------------------------------------------
SIM Technology Group Ltd. (Communications
  Equipment)(g)                                 7,218,000      2,438,292
------------------------------------------------------------------------
Xiamen International Port Co. Ltd.-Class H
  (Marine Ports & Services)(e)(g)              16,676,000      3,879,115
------------------------------------------------------------------------
Xiwang Sugar Holdings Co. Ltd. (Packaged
  Foods & Meats)(g)                             5,448,000      2,862,773
------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H
  (Packaged Foods & Meats)(g)(h)               34,735,000      3,216,106
========================================================================
                                                              45,411,692
========================================================================

CZECH REPUBLIC-0.72%

CEZ A.S. (Electric Utilities)(g)                  116,000      4,585,481
========================================================================

EGYPT-0.86%

Orascom Construction Industries (Construction
  & Engineering)(g)                               126,897      5,486,497
========================================================================

HONG KONG-2.74%

AAC Acoustic Technology Holdings Inc.
  (Communications Equipment)(e)                 2,582,000      3,001,245
------------------------------------------------------------------------
China Yurun Food Group Ltd.(g)                  2,750,000      2,403,762
------------------------------------------------------------------------
China Yurun Food Group Ltd. (Packaged Foods &
  Meats) (Acquired 09/23/05; Cost
  $1,505,349)(b)(g)                             3,125,819      2,732,264
------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration &
  Production)(g)                                3,606,000      3,027,010
------------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways &
  Railtracks)                                   2,121,000      6,299,838
========================================================================
                                                              17,464,119
========================================================================

AIM Developing Markets Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

HUNGARY-2.33%

Egis Nyrt. (Pharmaceuticals)(c)(g)                 35,867   $  4,689,062
------------------------------------------------------------------------
MOL Hungarian Oil and Gas Nyrt. (Integrated
  Oil & Gas)(g)                                    40,406      4,016,198
------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)                  173,746      6,108,009
------------------------------------------------------------------------
Technoimpex (Construction & Engineering)
  (Acquired 11/22/90; Cost
  $2,989,406)(b)(e)(i)(j)                           1,400             --
========================================================================
                                                              14,813,269
========================================================================

INDIA-1.36%

HDFC Bank Ltd.-ADR (Diversified Banks)             45,161      3,127,851
------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR (IT Consulting
  & Other Services)(c)                            106,000      5,522,600
========================================================================
                                                               8,650,451
========================================================================

INDONESIA-3.02%

PT Astra Agro Lestari Tbk (Agricultural
  Products)(g)                                  1,066,000      1,141,076
------------------------------------------------------------------------
PT Astra International Tbk (Automobile
  Manufacturers)                                3,015,000      4,442,600
------------------------------------------------------------------------
PT Telekomunikasi Indonesia-Series B
  (Integrated Telecommunication Services)(g)    8,042,500      7,399,898
------------------------------------------------------------------------
PT United Tractors Tbk (Construction & Farm
  Machinery & Heavy Trucks)(g)                  8,745,000      6,285,152
========================================================================
                                                              19,268,726
========================================================================

ISRAEL-0.42%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)(c)                             81,387      2,683,329
========================================================================

LUXEMBOURG-0.90%

Millicom International Cellular S.A.
  (Wireless Telecommunication Services)(c)(e)     113,900      5,681,332
========================================================================

MALAYSIA-2.34%

Public Bank Berhad (Diversified Banks)          3,835,000      7,192,266
------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management &
  Development)                                  7,192,900      7,719,690
========================================================================
                                                              14,911,956
========================================================================

MEXICO-9.63%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           209,300      8,972,691
------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B
  (Homebuilding)(e)                             1,149,100      5,268,322
------------------------------------------------------------------------
Corporacion Moctezuma, S.A. de C.V.
  (Construction Materials) (Acquired
  03/01/06; Cost $2,899,780)(b)                 1,551,600      3,606,611
------------------------------------------------------------------------
Corporacion Moctezuma, S.A. de C.V.
  (Construction Materials)                        349,900        813,324
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------

MEXICO-(CONTINUED)

Gruma S.A.-Class B (Packaged Foods &
  Meats)(c)                                     1,767,900   $  5,728,487
------------------------------------------------------------------------
Grupo FAMSA S.A.-Series A (Department Stores)
  (Acquired 05/19/06; Cost $2,327,038)(b)(e)    1,000,000      3,207,736
------------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de
  C.V.-Series B (Other Diversified Financial
  Services)(e)(i)                                       0             --
------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Diversified Banks)                           2,028,900      7,357,067
------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                             233,912      5,772,948
------------------------------------------------------------------------
TV Azteca, S.A. de C.V.-CPO (Broadcasting &
  Cable TV)(c)                                  6,476,100      4,576,217
------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
  (Homebuilding)(c)(e)                          2,700,500      8,238,154
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)(c)             2,246,300      7,811,220
========================================================================
                                                              61,352,777
========================================================================

PHILIPPINES-1.80%

Philippine Long Distance Telephone Co.
  (Wireless Telecommunication Services)(g)        240,500     11,425,567
========================================================================

RUSSIA-5.74%

LUKOIL-ADR (Integrated Oil & Gas)(k)              180,932     14,637,399
------------------------------------------------------------------------
Mobile TeleSystems-ADR (Wireless
  Telecommunication Services)                     149,700      6,598,776
------------------------------------------------------------------------
NovaTek OAO (Oil & Gas Exploration &
  Production) (Acquired 07/21/05; Cost
  $1,256,250)(b)(c)(j)                             75,000      4,354,161
------------------------------------------------------------------------
NovaTek OAO-GDR (Oil & Gas Exploration &
  Production)(c)(j)                                27,000      1,567,498
------------------------------------------------------------------------
OAO Gazprom-REGS ADR (Integrated Oil & Gas)
  (Acquired 05/25/06; Cost $1,414,824)(g)         106,100      4,524,113
------------------------------------------------------------------------
OAO Vimpel-Communications-ADR (Wireless
  Telecommunication Services)(c)(e)                73,800      4,870,062
========================================================================
                                                              36,552,009
========================================================================

SOUTH AFRICA-8.24%

Anglo American PLC (Diversified Metals &
  Mining)(c)(g)                                   199,500      9,063,798
------------------------------------------------------------------------
Barloworld Ltd. (Industrial
  Conglomerates)(c)(g)                            145,300      2,810,619
------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)(g)                 351,600      2,530,829
------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)(c)(g)                         18,301      3,227,622
------------------------------------------------------------------------
Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)                                        493,500      3,972,788
------------------------------------------------------------------------
Naspers Ltd.-Class N (Broadcasting & Cable
  TV)(c)                                          411,900      7,453,761
------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified
  Banks)(c)(g)                                  1,052,686     12,353,216
------------------------------------------------------------------------

AIM Developing Markets Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------
SOUTH AFRICA-(CONTINUED)

Sun International Ltd. (Casinos &
  Gaming)(c)(g)                                   334,800   $  4,860,810
------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)(c)(g)               301,000      5,585,151
------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services) (Acquired
  06/18/04; Cost $727,409)(b)(c)(g)                35,300        655,003
========================================================================
                                                              52,513,597
========================================================================

SOUTH KOREA-11.55%

Cheil Communications Inc. (Advertising)(g)         12,800      2,817,556
------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(g)               55,370      6,254,794
------------------------------------------------------------------------
Daegu Bank (Regional Banks)(g)                    311,600      5,144,270
------------------------------------------------------------------------
Daesang Corp. (Packaged Foods & Meats)(e)(g)      384,200      4,867,148
------------------------------------------------------------------------
Hana Financial Group Inc. (Diversified
  Banks)(g)                                       249,269     11,446,177
------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)(g)                          123,600     10,290,037
------------------------------------------------------------------------
Hyundai Heavy Industries Co., Ltd.
  (Construction & Farm Machinery & Heavy
  Trucks)(g)                                       27,300      3,993,366
------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks)(g)              39,670      5,245,002
------------------------------------------------------------------------
Hyundai Motor Co. (Automobile Manufacturers)       49,290      4,007,232
------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)(g)                50,100      3,970,530
------------------------------------------------------------------------
NHN Corp. (Internet Software & Services)(g)        31,800      3,146,595
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)(g)                               6,230      4,035,835
------------------------------------------------------------------------
Techno Semichem Co., Ltd. (Commodity
  Chemicals)(g)                                   230,741      3,581,104
------------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares &
  Specialties)(g)                                 181,600      4,766,408
========================================================================
                                                              73,566,054
========================================================================

TAIWAN-3.60%

Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)(g)                       476,560      4,105,776
------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)(g)          697,314      4,490,489
------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)(g)                 772,900      7,495,258
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(g)                           1,489,516      2,723,697
------------------------------------------------------------------------
Wistron Corp. (Computer Hardware)(g)            3,575,420      4,119,388
========================================================================
                                                              22,934,608
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


THAILAND-3.66%

Kasikornbank PCL (Diversified Banks)(g)         4,863,000   $  9,515,911
------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified
  Banks)(g)                                     4,851,600      8,595,680
------------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining &
  Marketing)(g)                                 3,151,500      5,231,505
========================================================================
                                                              23,343,096
========================================================================

TURKEY-3.09%

Akbank T.A.S. (Diversified Banks)(g)            1,208,439      6,867,074
------------------------------------------------------------------------
Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)(g)                                  1,399,150      5,887,171
------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil
  & Gas Refining & Marketing)(g)                  130,814      2,170,339
------------------------------------------------------------------------
Turk Traktor ve Ziraat Makineleri A.S.
  (Construction & Farm Machinery & Heavy
  Trucks)(g)                                      250,800      2,593,239
------------------------------------------------------------------------
Yapi Kredi Sigorta A.S. (Multi-Line
  Insurance)(e)(g)                                485,200      2,190,897
========================================================================
                                                              19,708,720
========================================================================

UNITED KINGDOM-1.42%

Hikma Pharmaceuticals PLC
  (Pharmaceuticals)(c)(g)                         445,300      3,413,226
------------------------------------------------------------------------
Vedanta Resources PLC (Diversified Metals &
  Mining)(g)                                      203,000      5,644,635
========================================================================
                                                               9,057,861
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $391,505,914)                   560,739,070
========================================================================

FOREIGN PREFERRED STOCKS-5.93%

BRAZIL-5.93%

Banco Itau Holding Financeira S.A.-Pfd.
  (Diversified Banks)                             104,300      3,433,645
------------------------------------------------------------------------
Companhia de Bebidas das Americas-Pfd.-ADR
  (Brewers)                                        90,600      3,955,596
------------------------------------------------------------------------
Duratex S.A.-Pfd. (Building Products)             428,200      5,148,798
------------------------------------------------------------------------
Duratex S.A.-Pfd. (Building Products)
  (Acquired 04/12/06; Cost $1,526,459)(b)         150,000      1,803,642
------------------------------------------------------------------------
Lojas Americanas S.A.-Pfd. (General
  Merchandise Stores)                             108,400      4,910,016
------------------------------------------------------------------------
Net Servicos de Comunicacao S.A.-Pfd.
  (Broadcasting & Cable TV)(e)                    665,438      6,767,798
------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Pfd.-ADR (Integrated
  Oil & Gas)(c)                                   145,000     11,739,200
========================================================================
    Total Foreign Preferred Stocks (Cost
      $17,845,063)                                            37,758,695
========================================================================

AIM Developing Markets Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-4.48%

Liquid Assets Portfolio-Institutional
  Class(l)                                     14,287,267   $ 14,287,267
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(l)       14,287,267     14,287,267
========================================================================
    Total Money Market Funds (Cost
      $28,574,534)                                            28,574,534
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-98.44% (Cost
  $437,925,511)                                              627,072,299
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-11.65%

Liquid Assets Portfolio-Institutional
  Class(l)(m)                                  37,108,273   $ 37,108,273
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(l)(m)                                  37,108,273     37,108,273
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $74,216,546)                                      74,216,546
========================================================================
TOTAL INVESTMENTS-110.09% (Cost $512,716,765)                701,288,845
========================================================================
OTHER ASSETS LESS LIABILITIES-(10.09)%                       (64,287,527)
========================================================================
NET ASSETS-100.00%                                          $637,001,318
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
CPO   - Certificates of Ordinary Participation
GDR   - Global Depositary Receipt
Pfd.  - Preferred
REGS  - Regulation S
Rts.  - Rights

Notes to Schedule of Investments:

(a) Each unit represents one common share and four preferred shares.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2006 was $31,617,841, which represented 4.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) All or a portion of this security was out on loan at October 31, 2006.
(d) Each unit represents one ordinary share and two preferred shares.
(e) Non-income producing security.
(f) Non-income producing security acquired through a corporate action.
(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $277,603,330, which represented 43.58% of the Fund's Net Assets. See Note 1A.
(h) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of October 31, 2006 represented 0.50% of the Fund's Net Assets. See Note 3.
(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2006 was $0, which represented 0% of the Fund's Net Assets.
(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2006 was $5,921,660, which represented 0.93% of the Fund's Net Assets. See Note 1A.
(k) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at October 31, 2006 represented 2.30% of the Fund's Net Assets. See Note 1A.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Developing Markets Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $406,510,336)*     $595,281,659
-----------------------------------------------------------
Investments in affiliates, at value (cost
  $106,206,429)                                 106,007,186
===========================================================
    Total investments (cost $512,716,765)       701,288,845
===========================================================
Foreign currencies, at value (cost
  $11,364,028)                                   11,267,467
-----------------------------------------------------------
Cash                                              1,371,313
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                4,025,539
-----------------------------------------------------------
  Dividends                                         909,553
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               20,615
-----------------------------------------------------------
Other assets                                         55,405
===========================================================
    Total assets                                718,938,737
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           5,494,107
-----------------------------------------------------------
  Fund shares reacquired                            952,565
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 35,495
-----------------------------------------------------------
  Collateral upon return of securities loaned    74,216,547
-----------------------------------------------------------
Accrued distribution fees                           204,540
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,758
-----------------------------------------------------------
Accrued transfer agent fees                         261,796
-----------------------------------------------------------
Accrued operating expenses                          770,611
===========================================================
    Total liabilities                            81,937,419
===========================================================
Net assets applicable to shares outstanding    $637,001,318
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $537,493,466
-----------------------------------------------------------
Undistributed net investment income               1,337,675
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (90,266,824)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             188,437,001
===========================================================
                                               $637,001,318
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $502,546,128
___________________________________________________________
===========================================================
Class B                                        $ 61,054,914
___________________________________________________________
===========================================================
Class C                                        $ 65,416,342
___________________________________________________________
===========================================================
Institutional Class                            $  7,983,934
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          21,112,785
___________________________________________________________
===========================================================
Class B                                           2,638,848
___________________________________________________________
===========================================================
Class C                                           2,829,720
___________________________________________________________
===========================================================
Institutional Class                                 333,978
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      23.80
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $23.80 divided by
    94.50%)                                    $      25.19
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      23.14
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      23.12
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      23.91
___________________________________________________________
===========================================================

* At October 31, 2006, securities with an aggregate value of $73,429,063 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Developing Markets Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $885,201)        $ 10,126,647
--------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $240,804)                                            1,453,960
--------------------------------------------------------------------------
Interest                                                             5,926
==========================================================================
    Total investment income                                     11,586,533
==========================================================================

EXPENSES:

Advisory fees                                                    4,935,366
--------------------------------------------------------------------------
Administrative services fees                                       146,461
--------------------------------------------------------------------------
Custodian fees                                                     945,837
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,012,424
--------------------------------------------------------------------------
  Class B                                                          546,731
--------------------------------------------------------------------------
  Class C                                                          434,351
--------------------------------------------------------------------------
Transfer agent fees                                              1,437,072
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   702
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           27,154
--------------------------------------------------------------------------
Other                                                              322,731
==========================================================================
    Total expenses                                               9,808,829
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (366,363)
==========================================================================
    Net expenses                                                 9,442,466
==========================================================================
Net investment income                                            2,144,067
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         78,837,722
--------------------------------------------------------------------------
  Foreign currencies                                            (1,025,387)
==========================================================================
                                                                77,812,335
==========================================================================
Change in net unrealized appreciation of:
  Investment securities (net of change in estimated tax on
    foreign investments held of $342,267--Note 1J)              67,960,649
--------------------------------------------------------------------------
  Foreign currencies                                                45,690
==========================================================================
                                                                68,006,339
==========================================================================
Net gain from investment securities and foreign currencies     145,818,674
==========================================================================
Net increase in net assets resulting from operations          $147,962,741
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Developing Markets Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2006 and 2005

                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,144,067    $  1,411,734
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  77,812,335      34,211,491
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           68,006,339      36,657,029
==========================================================================================
    Net increase in net assets resulting from operations       147,962,741      72,280,254
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,870,432)             --
------------------------------------------------------------------------------------------
  Class B                                                          (87,623)             --
------------------------------------------------------------------------------------------
  Class C                                                          (42,557)             --
------------------------------------------------------------------------------------------
  Institutional Class                                               (2,313)             --
==========================================================================================
    Decrease in net assets resulting from distributions         (2,002,925)             --
==========================================================================================
Share transactions-net:
  Class A                                                      117,009,122       5,825,461
------------------------------------------------------------------------------------------
  Class B                                                       10,643,675        (134,117)
------------------------------------------------------------------------------------------
  Class C                                                       43,745,216       3,879,104
------------------------------------------------------------------------------------------
  Institutional Class                                            7,252,902          23,932
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              178,650,915       9,594,380
==========================================================================================
    Net increase in net assets                                 324,610,731      81,874,634
==========================================================================================

NET ASSETS:

  Beginning of year                                            312,390,587     230,515,953
==========================================================================================
  End of year (including undistributed net investment income
    of $1,337,675 and $1,290,314, respectively)               $637,001,318    $312,390,587
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Developing Markets Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and

AIM Developing Markets Fund

     ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Developing Markets Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.975%
--------------------------------------------------------------------
Next $500 million                                             0.95%
--------------------------------------------------------------------
Next $500 million                                             0.925%
====================================================================
Over $1.5 billion                                             0.90%
 ___________________________________________________________________
====================================================================


    Through June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.75%, 2.50%, 2.50% and 1.50% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time audit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2006, AIM waived advisory fees of $272,130.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,440.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $146,461.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $1,437,072 for Class A, Class B and Class C share classes and $702 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to

AIM Developing Markets Fund

customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2006, the Class A, Class B and Class C shares paid $1,012,424, $546,731 and $434,351, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2006, ADI advised the Fund that it retained $230,814 in front-end sales commissions from the sale of Class A shares and $9,304, $67,529 and $28,586 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 5,814,306      $113,198,665      $(104,725,704)       $     --        $14,287,267     $  605,445     $     --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                    --        40,638,909        (26,351,642)             --         14,287,267        217,285           --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             5,814,306        80,294,705        (86,109,011)             --                 --        390,426           --
===================================================================================================================================
  Subtotal        $11,628,612      $234,132,279      $(217,186,357)       $     --        $28,574,534     $1,213,156     $     --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                     CHANGE IN
                                                                     UNREALIZED
                    VALUE        PURCHASES         PROCEEDS         APPRECIATION        VALUE         DIVIDEND      REALIZED
FUND              10/31/05        AT COST         FROM SALES       (DEPRECIATION)      10/31/06       INCOME*      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $5,177,645     $127,292,459     $ (95,361,831)       $     --       $37,108,273      $120,043      $     --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class           5,177,645      127,292,459       (95,361,831)             --        37,108,273       120,761            --
==============================================================================================================================
  Subtotal       $10,355,290    $254,584,918     $(190,723,662)       $     --       $74,216,546      $240,804      $     --
==============================================================================================================================

* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended October 31, 2006

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
                   10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Contax
  Participacoes
  SA-ADR          $   108,868      $         --      $    (196,663)       $ 87,795       $         --     $       --     $157,344
-----------------------------------------------------------------------------------------------------------------------------------
Yantai North
  Andre Juice
  Co.
  Ltd.-Class H
  (cost
  $3,415,349)         733,201         1,986,331                 --         496,574          3,216,106             --           --
===================================================================================================================================
  Subtotal        $   842,069      $  1,986,331      $    (196,663)       $584,369       $  3,216,106     $       --     $157,344
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $22,825,971      $490,703,528      $(408,106,682)       $584,369       $106,007,186     $1,453,960     $157,344
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund

AIM Developing Markets Fund

or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2006, the Fund engaged in securities purchases of $1,012,905.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $91,793.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2006, the Fund paid legal fees of $5,009 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2006, securities with an aggregate value of $73,429,063 were on loan to brokers. The loans were secured by cash collateral of $74,216,547 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2006, the Fund received dividends on cash collateral investments of $240,804 for securities lending transactions, which are net of compensation to counterparties.

AIM Developing Markets Fund

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2006 and 2005 was as follows:

                                                                 2006        2005
----------------------------------------------------------------------------------
Distributions paid from ordinary income                       $2,002,925    $   --
__________________________________________________________________________________
==================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  1,366,609
----------------------------------------------------------------------------
Unrealized appreciation -- investments                           188,169,443
----------------------------------------------------------------------------
Temporary book/tax differences                                       (28,935)
----------------------------------------------------------------------------
Capital loss carryover                                           (89,999,265)
----------------------------------------------------------------------------
Shares of beneficial interest                                    537,493,466
============================================================================
  Total net assets                                              $637,001,318
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $(135,079).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2006 to utilizing $78,906,159 of capital loss carryforward in the fiscal year ended October 31, 2007.

    The Fund utilized $77,636,256 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2007                                                 $ 8,645,765
-----------------------------------------------------------------------------
October 31, 2008                                                  14,769,982
-----------------------------------------------------------------------------
October 31, 2009                                                  59,191,537
-----------------------------------------------------------------------------
October 31, 2010                                                   7,382,001
-----------------------------------------------------------------------------
October 31, 2012                                                       9,980
=============================================================================
Total capital loss carryforward                                  $89,999,265
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $391,268,685 and $238,664,830, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $196,514,711
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (8,210,189)
==============================================================================
Net unrealized appreciation of investment securities             $188,304,522
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $512,984,323.

AIM Developing Markets Fund

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and passive foreign investment companies transactions, on October 31, 2006, undistributed net investment income was decreased by $93,781 and undistributed net realized gain (loss) was increased by $93,781. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                        2006(A)                         2005
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     11,696,334    $ 252,752,508      3,978,681    $ 62,313,747
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,875,366       38,551,820        986,903      14,816,911
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      3,330,928       69,840,874        930,346      13,543,724
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         336,833        7,341,257          1,437          23,932
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         87,544        1,630,935             --              --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                          4,342           79,163             --              --
------------------------------------------------------------------------------------------------------------------------
  Class C                                                          2,097           38,175             --              --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                             124            2,313             --              --
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        327,986        7,111,628        350,620       5,239,210
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (336,300)      (7,111,628)      (358,220)     (5,239,210)
========================================================================================================================
Reacquired:(c)
  Class A                                                     (6,796,226)    (144,485,949)    (4,100,354)    (61,727,496)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,005,717)     (20,875,680)      (647,485)     (9,711,818)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,255,931)     (26,133,833)      (676,864)     (9,664,620)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          (4,416)         (90,668)            --              --
========================================================================================================================
                                                               8,262,964    $ 178,650,915        465,064    $  9,594,380
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Institutional Class shares commenced sales on October 25, 2005.
(c) Amount is net of redemption fees of $93,189, $12,401, $10,874 and $861 for Class A, Class B, Class C and Institutional Class shares, respectively, for the year ended October 31, 2006 and $32,296, $4,298, $1,389 and $0 for Class A, Class B, Class C and Institutional Class shares, respectively, for the year ended October 31, 2005.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM Developing Markets Fund


NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.81       $  12.71    $  10.52    $   6.96    $   6.32
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 0.12           0.09        0.02        0.04       (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          6.98           4.01        2.19        3.52        0.74
=========================================================================================================================
    Total from investment operations                              7.10           4.10        2.21        3.56        0.73
=========================================================================================================================
Less dividends from net investment income                        (0.11)            --       (0.02)         --       (0.09)
=========================================================================================================================
Redemption fees added to shares of beneficial interest            0.00           0.00        0.00          --          --
=========================================================================================================================
Net asset value, end of period                                $  23.80       $  16.81    $  12.71    $  10.52    $   6.96
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  42.45%         32.26%      21.05%      51.15%      11.37%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $502,546       $265,583    $197,848    $209,221    $123,812
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.74%(c)       1.83%       2.00%       2.00%       1.84%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.80%(c)       1.98%       2.22%       2.33%       2.35%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.57%(c)       0.62%       0.16%       0.44%      (0.07)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             51%            40%         49%        100%        109%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $404,969,496.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 16.40       $ 12.48    $ 10.36    $  6.89    $  6.25
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.04)        (0.01)     (0.04)     (0.01)     (0.05)
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         6.81          3.93       2.16       3.48       0.73
====================================================================================================================
    Total from investment operations                             6.77          3.92       2.12       3.47       0.68
====================================================================================================================
Less dividends from net investment income                       (0.04)           --         --         --      (0.04)
====================================================================================================================
Redemption fees added to shares of beneficial interest           0.01          0.00       0.00         --         --
====================================================================================================================
Net asset value, end of period                                $ 23.14       $ 16.40    $ 12.48    $ 10.36    $  6.89
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                 41.38%        31.41%     20.46%     50.36%     10.85%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $61,055       $34,456    $26,447    $30,111    $31,465
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.49%(c)      2.50%      2.52%      2.53%      2.38%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.55%(c)      2.65%      2.74%      2.86%      2.89%
====================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.18)%(c)    (0.05)%    (0.36)%    (0.08)%    (0.61)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            51%           40%        49%       100%       109%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $54,673,097.

AIM Developing Markets Fund

                                                                                    CLASS C
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                               2006          2005       2004      2003      2002
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 16.38       $ 12.46    $10.34    $ 6.88    $ 6.25
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.04)        (0.01)    (0.04)    (0.01)    (0.05)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         6.81          3.93      2.16      3.47      0.72
=================================================================================================================
    Total from investment operations                             6.77          3.92      2.12      3.46      0.67
=================================================================================================================
Less dividends from net investment income                       (0.04)           --        --        --     (0.04)
=================================================================================================================
Redemption fees added to shares of beneficial interest           0.01          0.00      0.00        --        --
=================================================================================================================
Net asset value, end of period                                $ 23.12       $ 16.38    $12.46    $10.34    $ 6.88
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                 41.43%        31.46%    20.50%    50.29%    10.69%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $65,416       $12,327    $6,222    $4,361    $2,557
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.49%(c)      2.50%     2.52%     2.53%     2.38%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.55%(c)      2.65%     2.74%     2.86%     2.89%
=================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.18)%(c)    (0.05)%   (0.36)%   (0.08)%   (0.61)%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                            51%           40%       49%      100%      109%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $43,435,122.

                                                                     INSTITUTIONAL CLASS
                                                              ----------------------------------
                                                                                OCTOBER 25, 2005
                                                                                  (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2006                 2005
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $16.81               $16.64
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.24                 0.00
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          6.98                 0.17
================================================================================================
    Total from investment operations                              7.22                 0.17
================================================================================================
Less dividends from net investment income                        (0.13)                  --
================================================================================================
Redemption fees added to shares of beneficial interest            0.01                 0.00
================================================================================================
Net asset value, end of period                                  $23.91               $16.81
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                  43.20%                1.02%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $7,984               $   24
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.23%(c)             1.34%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.28%(c)             1.45%(d)
================================================================================================
Ratio of net investment income to average net assets              1.07%(c)             1.11%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                          51%                  40%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $3,276,560.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Developing Markets Fund


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

AIM Developing Markets Fund

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Developing Markets Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and Shareholders of AIM Developing Markets Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Developing Markets Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

December 20, 2006
Houston, Texas

AIM Developing Markets Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2006, 0% is eligible for the dividends received deduction for corporations.

    For its tax year ended October 31, 2006 the Fund designates 100%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended October 31, 2006, the Fund designates 1.80%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

    The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006 and July 31, 2006 and October 31, 2006 are 99.67%, 99.04%, 99.08% and 99.62%, respectively.

AIM Developing Markets Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1998           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          1987           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2001           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       2001           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         2001           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          1987           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Developing Markets Fund



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                          [eDELIVERY
                         GO PAPERLESS
             AIMINVESTMENTS.COM/eDELIVERY GRAPHIC]

REGISTER FOR eDELIVERY

eDelivery is the process of receiving your fund and account          If used after January 20, 2007, this report must be
information via e-mail. Once your quarterly statements, tax          accompanied by a Fund Performance & Commentary or by an AIM
forms, fund reports, and prospectuses are available, we will         Quarterly Performance Review for the most recent quarter-end.
send you an e-mail notification containing links to these            Mutual funds distributed by A I M Distributors, Inc.
documents. For security purposes, you will need to log in to
your account to view your statements and tax forms.                  A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment
WHY SIGN UP?                                                         Services, Inc. is the transfer agent for the products and
                                                                     services represented by AIM Investments. AIM is a subsidiary
Register for eDelivery to:                                           of AMVESCAP PLC, one of the world's largest independent
                                                                     financial services companies with $450 billion in assets under
o  reduce the amount of paper you receive.                           management as of October 31, 2006.

o  gain access to your documents faster by not waiting for the       CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND
   mail.                                                             EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM
                                                                     FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND
o  view your documents online anytime at your convenience.           READ IT CAREFULLY BEFORE INVESTING.

o  save the documents to your personal computer or print them
   out for your records.                                             AIMinvestments.com      DVM-AR-1      A I M Distributors, Inc.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.

                                                                               [YOUR GOALS. OUR SOLUTIONS.]
                                                                                 --Registered Trademark--

Mutual        Retirement       Annuities        College         Separately      Offshore       Cash
Funds         Products                          Savings         Managed         Products       Management
                                                Plans           Accounts

                                                                                                 [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                                      --Registered Trademark--

FIXED INCOME                                        AIM ENHANCED SHORT BOND FUND

Short-Term Taxable              Annual Report to Shareholders o October 31, 2006
Investment Grade



Table of Contents

Supplemental Information ..........    2
Letters to Shareholders ...........    3
Performance Summary ...............    5
Management Discussion .............    5
Fund Expenses .....................    7
Long-term Fund Performance ........    8
Approval of Advisory Agreement ....   10
Schedule of Investments ...........  F-1
Financial Statements ..............  F-5
Notes to Financial Statements .....  F-7
Financial Highlights .............. F-15
Auditor's Report .................. F-17             [COVER GLOBE IMAGE]
Tax Disclosures ................... F-18
Trustees and Officers ............. F-19


[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]    [GRAPHIC]     [GRAPHIC]

[DOMESTIC [INTERNATIONAL/  [SECTOR
 EQUITY]   GLOBAL EQUITY]   EQUITY]



[GRAPHIC]   [GRAPHIC]     [GRAPHIC]

 [FIXED    [ALLOCATION  [DIVERSIFIED
 INCOME]    SOLUTIONS]   PORTFOLIOS]


 [AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--

AIM Enhanced Short Bond Fund

AIM ENHANCED SHORT BOND FUND SEEKS TO PROVIDE TOTAL RETURN.

o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o The prices of and the income generated     o The Fund is not managed to track the
                                             by securities held by the Fund may           performance of any particular index,
o Class R shares are available only to       decline in response to certain factors,      including the indexes defined here, and
certain retirement plans. Please see the     including some directly involving the        consequently, the performance of the
prospectus for more information.             companies and governments whose              Fund may deviate significantly from the
                                             securities are owned by the Fund. These      performance of the indexes.
PRINCIPAL RISKS OF INVESTING IN              factors include general economic and
THE FUND                                     market conditions, regional or global        o A direct investment cannot be made in
                                             economic instability and currency and        an index. Unless otherwise indicated,
o Foreign securities have additional         interest rate fluctuations.                  index results include reinvested
risks, including exchange rate changes,                                                   dividends, and they do not reflect sales
political and economic upheaval, the         o The Fund may invest in mortgage and        charges. Performance of an index of
relative lack of information about these     asset-backed securities. These               funds reflects fund expenses;
companies, relatively low market             securities are subject to prepayment or      performance of a market index does not.
liquidity and the potential lack of          call risk, which is the risk that
strict financial and accounting controls     payments from borrowers may be received      OTHER INFORMATION
and standards.                               earlier or later than expected due to
                                             changes in the rate at which the             o The returns shown in management's
o The Fund may invest in debt securities     underlying loans are prepaid.                discussion of Fund performance are based
such as notes and bonds that carry                                                        on net asset values calculated for
interest rate risk and credit risk.          ABOUT INDEXES USED IN THIS REPORT            shareholder transactions. Generally
                                                                                          accepted accounting principles require
o The Fund may use enhanced investment       o The unmanaged LEHMAN BROTHERS U.S.         adjustments to be made to the net assets
techniques such as leveraging and            AGGREGATE BOND INDEX (the Lehman             of the Fund at period end for financial
derivatives. Leveraging entails special      Aggregate), which represents the U.S.        reporting purposes, and as such, the net
risks such as magnifying changes in the      investment-grade fixed-rate bond market      asset values for shareholder
value of the portfolio's securities.         (including government and corporate          transactions and the returns based on
Derivatives are subject to counter party     securities, mortgage pass-through            those net asset values may differ from
risk--the risk that the other party will     securities and asset-backed securities),     the net asset values and returns
not complete the transaction with the        is compiled by Lehman Brothers, a global     reported in the Financial Highlights.
Fund.                                        investment bank.
                                                                                          o Industry classifications used in this
o There is no guarantee that the             o The U.S. THREE-MONTH LONDON INTERBANK      report are generally according to the
investment techniques and risk analyses      OFFERED RATE (LIBOR) is the interest         Global Industry Classification Standard,
used by the Fund's managers will produce     rate the world's most creditworthy banks     which was developed by and is the
the desired results.                         charge one another for large loans. It       exclusive property and a service mark of
                                             is used worldwide as a base interest         Morgan Stanley Capital International
o The Fund is subject to                     rate for loans to major corporations.        Inc. and Standard & Poor's.
currency/exchange rate risk since it may
buy or sell currencies other than the        o The unmanaged LIPPER SHORT INVESTMENT      o The Board of Trustees of AIM
U.S. dollar.                                 GRADE FUNDS INDEX is an equally weighted     Investment Funds, on behalf of AIM
                                             representation of the 30 largest funds       Enhanced Short Bond Fund, has approved
o The Fund may invest in lower quality       that make up the Lipper Short Investment     changing the fund's name to "AIM LIBOR
debt securities, commonly known as "junk     Grade Debt category. These funds invest      Alpha Fund," effective February 28,
bonds." Compared to higher quality debt      primarily in investment grade debt           2007.
securities, junk bonds involve greater       issues with dollar- weighted average
risk of default or price changes due to      maturities of less than three years.         o Effective January 1, 2007: The Fund
changes in credit quality of the issuer                                                   generally declares dividends monthly and
because they are generally unsecured and                                                  pays dividends, if any, monthly.
because they may be subordinated to
other creditors' claims. Credit ratings
of junk bonds do not necessarily reflect                                                  Continued on page 9
their actual market risk.


================================================================================          ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    EASBX
================================================================================          Class C Shares                    CESBX
NOT FDIC INSURED    MAY LOSE VALUE   NO BANK GUARANTEE                                    Class R Shares                    RESBX
AIMinvestments.com                                                                        ========================================

AIM Enhanced Short Bond Fund


                     Dear Shareholders of The AIM Family of Funds
                     --Registered Trademark--:

                     We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

                        As we approach the end of 2006, it seems likely that
                     many investors may see the value of their investments
    [TAYLOR          increase this year. Global equity markets, collectively,
     PHOTO]          recorded double-digit gains for the year ended October 31,
                     2006, as did the U.S. stock market. Also, the investment
                     grade bond market in the United States rose for the same
 Philip Taylor       period.

                        While stock and bond markets generally enjoyed positive
                     year-to-date returns, their performance was affected by short-term economic and geopolitical events. For example, the U.S. stock market was weak in the second quarter of 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                        Short-term market fluctuations are a fact of life for
                     all investors. At AIM Investments --Registered Trademark--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                        We've changed the look of our annual reports to reflect
                     that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                        AIM has a variety of investment solutions, and knowing
                     which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                     OUR COMMITMENT TO YOU


                     In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                        Information about investing, the markets and your Fund
                     is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                     Sincerely,

                     /s/ PHILIP TAYLOR

                     Philip Taylor
                     President -- AIM Funds
                     CEO, AIM Investments

                     December 14, 2006

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Enhanced Short Bond Fund


                     Dear Fellow AIM Fund Shareholders:

                     At our meeting at the end of June, your Board completed
    [CROCKETT        its comprehensive review* of each fund's advisory agreement
      PHOTO]         with A I M Advisors, Inc. (AIM) to make certain your
                     interests are being served in terms of fees, performance and operations.

                        Looking ahead, your Board finds many reasons to be
                     positive about AIM's management and strategic direction.
 Bruce L. Crockett   Most importantly, AIM's investment management discipline
                     has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                        In addition, AIM is realizing the benefits of belonging
                     to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                        The seven new AIM funds--which include Asian funds,
                     structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                        Your Board is very pleased with the overall direction
                     and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                     Sincerely,

                     /s/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     AIM Funds Board

                     December 14, 2006


                     *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Enhanced Short Bond Fund

Management's discussion                                                                      In constructing the Fund's portfolio,
of Fund performance                                                                       we employ both top-down and bottom-up
                                                                                          analysis. Top-down analysis takes into
=====================================================================================     account general economic and market
PERFORMANCE SUMMARY                                                                       trends while bottom-up analysis involves
                                                                                          an evaluation of securities on an
For the period from the Fund's inception on March 31, 2006, through October               individual basis. Our goal is to
31, 2006, AIM Enhanced Short Bond Fund, excluding applicable sales charges,               outperform the Fund's style-specific
underperformed the Fund's broad market and style-specific indexes. Most of this           index through an analysis of a variety
underperformance was the result of the Fund's defensive duration positioning,             of alpha sources (specific factors
especially during the third quarter of 2006. In addition, the currency                    affecting the return on investments
management detracted incrementally from the Fund's total return because of long           relative to a benchmark), including high
positions in the Japanese yen and the South African rand.                                 yield, emerging market, country and
                                                                                          currency risks.
   Your Fund's performance appears on pages 8 and 9.
                                                                                             We also will consider macroeconomic
FUND VS. INDEXES                                                                          and sector level factors such as
Cumulative total returns, 3/31/06-10/31/06, excluding applicable sales charges.           economic or political conditions,
If sales charges were included, returns would be lower.                                   monetary policy and emerging market
                                                                                          trends. Factors we take into
                                                                                          consideration in selecting an individual
Class A Shares                                                           1.82%            security for the portfolio include cash
Class C Shares                                                           1.67             flow coverage, revenue growth, stability
Class R Shares                                                           1.67             of credit ratings and business margin
Lehman Brothers U.S. Aggregate Bond Index (Broad Market Index)           4.41             conditions.
U.S. Three-Month London Interbank Offered Rate (Style-Specific Index)    3.14
Lipper Short Investment Grade Funds Index (Peer Group Index)             3.14                We will consider selling a particular
                                                                                          security when there is a change in risk
SOURCE: LIPPER INC.                                                                       factors relative to its potential
=====================================================================================     return.

HOW WE INVEST                                                                             MARKET CONDITIONS AND YOUR FUND

AIM Enhanced Short Bond Fund's objective     structured securitized debt securities,      Economic activity had slowed by the end
is to provide total return. The Fund         such as asset-backed securities and both     of the reporting period, the result of
seeks to meet this objective by              residential and commercial                   two years of tightening by the U.S.
attempting to exceed the return of the       mortgage-backed securities. In managing      Federal Reserve Board (the Fed), record
U.S. Three-Month LIBOR.                      the portfolio, we may use synthetic and      oil prices and a slowing housing market.
                                             derivative instruments, such as swaps        Gross domestic product (GDP), the
   We invest in a diversified portfolio      (including interest rate, currency,          broadest measure of economic activity,
of domestic and foreign government and       total return and credit default swaps),      advanced at an annualized rate of 2.6%
corporate debt securities, including         put and call options, futures contracts      in the second quarter, down from the
securities of emerging markets. We may       and forward currency contracts.              exceptionally strong 5.6% annualized
also invest in                                                                            growth

                                                                                                                     (continued)

===============================================================      ===============================================================

  PORTFOLIO COMPOSITION                                                 TOP 10 FIXED-INCOME ISSUERS*

By industry                                                           1. Poland Government Bond (Poland)                        4.1%
Consumer Receivables                                      25.8%       2. Residential Asset Securities Corp.                     3.3
Collateralized Mortgage Obligations                       11.9        3. Countrywide Asset-Backed Ctfs.                         3.1
Diversified Banks                                          4.6        4. Washington Mutual Master Note Trust                    2.9
Investment Banking & Brokerage                             4.2        5. Wells Fargo Mortgage Backed Securities Trust           2.8
Sovereign Debt                                             4.1        6. Credit Suisse (USA) Inc.                               2.7
Regional Banks                                             3.9        7. ConocoPhillips Australia Funding Co.                   2.4
Consumer Finance                                           3.8        8. SLM Corp.                                              2.3
Thrifts & Mortgage Finance                                 3.3        9. Structured Asset Securities Corp.                      2.3
Other Industries, Each with Less than 3% of Total                    10. ACE Securities Corp.                                   2.2
Net Assets                                                36.2
Money Market Funds Plus Other Assets Less Liabilities      2.2       Total Net Assets                                $52.22 million

The Fund's holdings are subject to change, and there is no           Total Number of Holdings*                                   92
assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

===============================================================      ===============================================================

AIM Enhanced Short Bond Fund

rate recorded in the first quarter.          asset-backed securities (ABS), as they                     Kenneth R. Bowling
Early estimates suggested that GDP           appeared to be attractive from a                           Chartered Financial
slowed to an annualized rate of 2.2% for     valuation perspective. In general,             [BOWLING    Analyst, portfolio
the third quarter.                           investment grade corporate bonds also            PHOTO]    manager, is a portfolio
                                             benefited from continued stable economic                   manager of AIM Enhanced
   On June 29, the Fed announced its         and credit fundamentals, strong foreign                    Short Bond Fund. Mr.
17th consecutive interest rate increase      demand and decreased volatility in the       Bowling has been with the Fund's
and raised the federal funds target rate     equity markets, particularly during the      advisor's worldwide fixed income
by 25 basis points (0.25%) to 5.25%.         second part of the reporting period. As      division since 1993. Prior to assuming
However, signs of a cooling U.S. economy     a result, the Fund's sizable positions       his current position, he served as
prompted investors to conclude that the      in these two segments of the bond market     division's director of investment
need for further near-term interest rate     were beneficial to performance.              strategy. He earned a B.S. in mechanical
hikes was diminishing. In line with                                                       engineering and an M.S. in engineering
these expectations, the Fed kept its            Changes in currency exchange rates        from the University of Louisville.
target for the federal funds rate            continued to represent an important
unchanged at 5.25% for two consecutive       driver of the Fund's performance over
meetings in August and September.            the past several months. The Fund was                      James F. Guenther
                                             long the yen versus the U.S. dollar.           [GUENTHER   Chartered Financial
   The rally in the bond market during       This positioning was detrimental, as the         PHOTO]    Analyst, portfolio
the past few months was driven by            economic growth in Japan showed signs of                   manager, is co-portfolio
evidence of a weakening economy and          softening, and the timing and magnitude                    manager of AIM Enhanced
indications that inflation was well          of any further rate hikes by the Bank of                   Short Bond Fund. Mr.
under control. The general upward trend      Japan remained questionable. Generally,      Guenther joined the Fund's advisor in
in bond yields, which had been evident       an economic slowdown leads to a decrease     1992. Prior to assuming his current
for the first part of the year, came to      in the interest rates, which generally       duties, he worked at two investment
an end in late June. Both long-term and      results in a fall in the exchange rate       research firms. Mr. Guenther earned a
short-term yields dropped significantly      of national currency. The Fund also          B.S. in business administration from
by the end of this reporting period as       maintained long positions in the South       Western Michigan University and attended
the market participants saw inflation as     African rand. The rand's movements           the DePaul University of Law.
a lessening threat.                          against the U.S. dollar are often
                                             influenced by the direction of gold and
   In international markets, solid gains     platinum due to South Africa's position                    Stephen M. Johnson
in most European markets were adversely      as the world's largest producer of gold,                   Chartered Financial
affected by a stronger U.S. dollar           platinum and diamonds. The Fund's              [JOHNSON    Analyst, portfolio
during the past few months. Emerging         currency exposure to the South African           PHOTO]    manager, is co-portfolio
markets provided excellent results for       rand detracted from performance as the                     manager of AIM Enhanced
the past five months, while Japan            U.S. dollar continued to exhibit                           Short Bond Fund. Mr.
produced modestly negative returns.          strength during the last several months.     Johnson began his investment career in
                                                                                          1986 and joined the Fund's advisor in
   We began this reporting period with a     IN CLOSING                                   1991. He previously worked as a trader
bearish outlook for global fixed income                                                   at another investment firm and a
markets. Our analysis indicated that         Thank you for your continued investment      portfolio manager at a major bank. He
inflation-adjusted bond yields were too      in AIM Enhanced Short Bond Fund.             earned a B.S. in petroleum engineering
low, particularly on the longer maturity                                                  from the University of Kansas and a
end of the yield curve. Consequently, we     THE VIEWS AND OPINIONS EXPRESSED IN          M.B.A. from Rice University.
entered the period with a short fixed        MANAGEMENT'S DISCUSSION OF FUND
income position from a duration              PERFORMANCE ARE THOSE OF A I M ADVISORS,
perspective, reflecting our belief that      INC. THESE VIEWS AND OPINIONS ARE                          J. Richard Robben
bond prices were overvalued. As the          SUBJECT TO CHANGE AT ANY TIME BASED ON                     Chartered Financial
period progressed, yields dropped in         FACTORS SUCH AS MARKET AND ECONOMIC           [ROBBEN      Analyst, senior portfolio
fixed income markets, sending bond           CONDITIONS. THESE VIEWS AND OPINIONS MAY       PHOTO]      manager, is co-portfolio
prices higher. Thus, the Fund's short        NOT BE RELIED UPON AS INVESTMENT ADVICE                    manager of AIM Enhanced
duration position had a negative impact      OR RECOMMENDATIONS, OR AS AN OFFER FOR A                   Short Bond Fund. Mr.
on performance on an absolute basis          PARTICULAR SECURITY. THE INFORMATION IS      Robben has been with the Fund's
during the reporting period.                 NOT A COMPLETE ANALYSIS OF EVERY ASPECT      advisor's worldwide fixed income
                                             OF ANY MARKET, COUNTRY, INDUSTRY,            division since 1996. He served as the
   On a more positive note, the Fund's       SECURITY OR THE FUND. STATEMENTS OF FACT     division's director of information
spread management generally added value      ARE FROM SOURCES CONSIDERED RELIABLE,        technology before beginning his
throughout the period. Spread refers to      BUT A I M ADVISORS, INC. MAKES NO            investment career in 2002. He earned a
the difference in yield between bonds of     REPRESENTATION OR WARRANTY AS TO THEIR       B.S. in business administration from
similar maturities but differing credit      COMPLETENESS OR ACCURACY. ALTHOUGH           Bellarmine University. In addition to
qualities.                                   HISTORICAL PERFORMANCE IS NO GUARANTEE       various technology-related designations,
                                             OF FUTURE RESULTS, THESE INSIGHTS MAY        Mr. Robben has served on the board of
   Throughout the reporting period, the      HELP YOU UNDERSTAND OUR INVESTMENT           the CFA Society of Louisville since
majority of our bond positions were held     MANAGEMENT PHILOSOPHY.                       2003.
in corporate and asset-backed securities
of both fixed rate and floating rate            See important Fund and index              FOR A PRESENTATION OF YOUR FUND'S
bonds. We favored collateralized             disclosures on the inside front cover.       PERFORMANCE, PLEASE SEE PAGES 8 AND 9.
securities, particularly the U.S.

AIM Enhanced Short Bond Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      expenses you paid for the period. You
costs, which may include sales charges       then multiply the result by the number       may use this information to compare the
(loads) on purchase payments or              in the table under the heading entitled      ongoing costs of investing in the Fund
contingent deferred sales charges on         "Actual Expenses Paid During Period" to      and other funds. To do so, compare this
redemptions, and redemption fees, if         estimate the expenses you paid on your       5% hypothetical example with the 5%
any; and (2) ongoing costs, including        account during this period.                  hypothetical examples that appear in the
management fees; distribution and/or                                                      shareholder reports of the other funds.
service (12b-1) fees; and other Fund         HYPOTHETICAL EXAMPLE FOR COMPARISON
expenses. This example is intended to        PURPOSES                                        Please note that the expenses shown
help you understand your ongoing costs                                                    in the table are meant to highlight your
(in dollars) of investing in the Fund        The table below also provides                ongoing costs only and do not reflect
and to compare these costs with ongoing      information about hypothetical account       any transaction costs, such as sales
costs of investing in other mutual           values and hypothetical expenses based       charges (loads) on purchase payments,
funds. The example is based on an            on the Fund's actual expense ratio and       contingent deferred sales charges on
investment of $1,000 invested at the         an assumed rate of return of 5% per year     redemptions, and redemption fees, if
beginning of the period and held for the     before expenses, which is not the Fund's     any. Therefore, the hypothetical
entire period May 1, 2006, through           actual return. The Fund's actual             information is useful in comparing
October 31, 2006.                            cumulative total returns at net asset        ongoing costs only, and will not help
                                             value after expenses for the six months      you determine the relative total costs
ACTUAL EXPENSES                              ended October 31, 2006, appear in the        of owning different funds. In addition,
                                             table "Cumulative Total Returns" on          if these transaction costs were
The table below provides information         page 9.                                      included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table, together with the amount you
invested, to

====================================================================================================================================

                                                ACTUAL                           HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING              ENDING             EXPENSES          ENDING            EXPENSES         ANNUALIZED
SHARE        ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING     ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS           (5/1/06)          (10/31/06)(1)          PERIOD(2)       (10/31/06)          PERIOD(2)          RATIO
  A            $1,000.00            $1,011.90             $4.41          $1,020.82            $4.43             0.87%
  C             1,000.00             1,009.70              5.67           1,019.56             5.70             1.12
  R             1,000.00             1,009.70              5.67           1,019.56             5.70             1.12



(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Enhanced Short Bond Fund

Your Fund's performance

RESULTS OF A $10,000 INVESTMENT

Fund and index data from 3/31/06

====================================================================================================================================

                                                          [MOUNTAIN CHART]


                  AIM ENHANCED       AIM ENHANCED        AIM ENHANCED     LEHMAN BROTHERS    U.S. THREE-MONTH      LIPPER SHORT
                 SHORT BOND FUND    SHORT BOND FUND    SHORT BOND FUND    U.S. AGGREGATE     LONDON INTERBANK    INVESTMENT GRADE
 DATE           -CLASS A SHARES    -CLASS C SHARES    -CLASS R SHARES       BOND INDEX         OFFERED RATE      BOND FUNDS INDEX

3/31/06               $9750             $10000             $10000             $10000             $10000             $10000
   4/06                9809              10069              10069               9982              10038              10031
   5/06                9810              10058              10058               9971              10084              10047
   6/06                9805              10060              10050               9992              10128              10063
   7/06                9842              10086              10086              10127              10175              10138
   8/06                9840              10092              10082              10283              10222              10212
   9/06                9867              10108              10108              10373              10266              10268
  10/06                9924              10167              10167              10441              10314              10314

====================================================================================================================================

                                                                                                                 SOURCE: LIPPER INC.

Past performance cannot guarantee            management fees; performance of a market
comparable future results.                   index does not. Performance shown in the
                                             chart and table(s) does not reflect
    The data shown in the chart include      deduction of taxes a shareholder would
reinvested distributions, applicable         pay on Fund distributions or sale of
sales charges, Fund expenses and             Fund shares. Performance of the indexes
management fees. Index results include       does not reflect the effects of taxes.
reinvested dividends, but they do not
reflect sales charges. Performance of an
index of funds reflects fund expenses
and

AIM Enhanced Short Bond Fund

========================================     ========================================     ========================================
 CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar      6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                     1.19%
Inception (3/31/06)               -0.76%     CLASS A SHARES                               Class C Shares                     0.97
                                             Inception (3/31/06)                -1.34%    Class R Shares                     0.97
CLASS C SHARES                                                                            ========================================
Inception (3/31/06)                1.67%     CLASS C SHARES
                                             Inception (3/31/06)                1.10%
CLASS R SHARES
Inception (3/31/06)                1.67%     CLASS R SHARES
                                             Inception (3/31/06)                1.10%
========================================     ========================================

THE PERFORMANCE DATA QUOTED REPRESENT        INVESTMENT RETURN AND PRINCIPAL VALUE        REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
PAST PERFORMANCE AND CANNOT GUARANTEE        WILL FLUCTUATE SO THAT YOU MAY HAVE A        ON A TOTAL REDEMPTION OF RETIREMENT PLAN
COMPARABLE FUTURE RESULTS; CURRENT           GAIN OR LOSS WHEN YOU SELL SHARES.           ASSETS WITHIN THE FIRST YEAR.
PERFORMANCE MAY BE LOWER OR HIGHER.
PLEASE VISIT AIMinvestments.com FOR THE          CLASS A SHARE PERFORMANCE REFLECTS           THE PERFORMANCE OF THE FUND'S SHARE
MOST RECENT MONTH-END PERFORMANCE.           THE MAXIMUM 2.50% SALES CHARGE. CLASS C      CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE FIGURES REFLECT REINVESTED       SHARES DO NOT HAVE A FRONT-END SALES         DIFFERENT SALES CHARGE STRUCTURES AND
DISTRIBUTIONS, CHANGES IN NET ASSET          CHARGE OR A CDSC; THEREFORE, PERFORMANCE     CLASS EXPENSES.
VALUE AND THE EFFECT OF THE MAXIMUM          QUOTED IS AT NET ASSET VALUE. CLASS R
SALES CHARGE UNLESS OTHERWISE STATED.        SHARES DO NOT HAVE A FRONT-END SALES             HAD THE ADVISOR NOT WAIVED FEES
                                             CHARGE; RETURNS SHOWN ARE AT NET ASSET       AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             VALUE AND DO NOT                             WOULD HAVE BEEN LOWER.


Continued from inside front cover

The Fund provides a complete list of its     Copies of the Fund's Forms N-Q may be        Client Services department at
holdings four times in each fiscal year,     reviewed and copied at the SEC Public        800-959-4246 or on the AIM Web site,
at the quarter-ends. For the second and      Reference Room in Washington, D.C. You       AIMinvestments.com. On the home page,
fourth quarters, the lists appear in the     can obtain information on the operation      scroll down and click on AIM Funds Proxy
Fund's semiannual and annual reports to      of the Public Reference Room, including      Policy. The information is also
shareholders. For the first and third        information about duplicating fee            available on the SEC Web site, sec.gov.
quarters, the Fund files the lists with      charges, by calling 202-942-8090 or
the Securities and Exchange Commission       800-732-0330,or by electronic request at     Information regarding how the Fund voted
(SEC) on Form N-Q. The most recent list      the following e-mail address:                proxies related to its portfolio
of portfolio holdings is available at        publicinfo@sec.gov. The SEC file numbers     securities during the 12 months ended
AIMinvestments.com. From our home page,      for the Fund are 811-05426 and               June 30, 2006, is available at our Web
click on Products & Performance, then        033-19338.                                   site. Go to AIMinvestments.com, access
Mutual Funds, then Fund Overview. Select                                                  the About Us tab, click on Required
your Fund from the drop-down menu and        A description of the policies and            Notices and then click on Proxy Voting
click on Complete Quarterly Holdings.        procedures that the Fund uses to             Activity. Next, select the Fund from the
Shareholders can also look up the Fund's     determine how to vote proxies relating       drop-down menu. The information is also
Forms N-Q on the SEC Web site at             to portfolio securities is available         available on the SEC Web site, sec.gov.
sec.gov.                                     without charge, upon request, from our

AIM Enhanced Short Bond Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       other investment personnel to ensure         o Breakpoints and economies of scale.
AIM Investment Funds (the "Trust")           that such individuals are competent and      The Board reviewed the structure of the
oversees the management of AIM Enhanced      able to carry out their responsibilities     Fund's advisory fee under the Advisory
Short Bond Fund (the "Fund") and, as         under the Advisory Agreement. Overall        Agreement, noting that it contains two
required by law, determines whether to                                                    breakpoints. The Board reviewed the
approve the Fund's advisory agreement        o Overall performance of AIM. Not            level of the Fund's advisory fees, and
with A I M Advisors, Inc. ("AIM"). Based     applicable because this is a new Fund.       noted that such fees, as a percentage of
upon the recommendation of the               However, the Board considered the overall    the Fund's net assets, would decrease as
Investments Committee of the Board, at a     performance of AIM in providing investment   net assets increase because the Advisory
meeting held on February 1, 2006, the        advisory and portfolio administrative        Agreement includes breakpoints. The
Board, including all of the independent      services to other mutual funds advised by    Board noted that, because this is a new
trustees, approved the initial advisory      AIM and concluded that such performance      Fund and the way in which the advisory
agreement (the "Advisory Agreement")         was satisfactory.                            fee breakpoints have been structured,
between the Fund and AIM for an initial                                                   the Fund has yet to benefit from the
period ending June 30, 2007.                 o Fees relative to those clients of AIM      breakpoints. The Board concluded that
                                             with comparable investment strategies.       the Fund's fee levels under the Advisory
    The Board considered the factors         The Board reviewed the advisory fee rate     Agreement therefore would reflect
discussed below in evaluating the            for the Fund under the Advisory              economies of scale at higher asset
fairness and reasonableness of the           Agreement. The Board compared effective      levels and that it was not necessary to
Advisory Agreement at the meeting on         contractual advisory fee rates at a          change the advisory fee breakpoints in
February 1, 2006 and as part of the          common asset level and noted that this       the Fund's advisory fee schedule.
Board's ongoing oversight of the Fund.       rate was higher than the advisory fee
In their deliberations, the Board and        rate for one mutual fund advised by the      o Investments in affiliated money market
the independent trustees did not             Advisor with investment strategies           funds. The Board also took into account
identify any particular factor that was      comparable to those of the Fund. The         the fact that uninvested cash and cash
controlling, and each trustee attributed     Board noted that AIM has agreed to limit     collateral from securities lending
different weights to the various             the Fund's total annual operating            arrangements (collectively, "cash
factors.                                     expenses, as discussed below. Based on       balances") of the Fund may be invested
                                             this review, the Board concluded that        in money market funds advised by AIM
    The discussion below serves as a         the advisory fee rate under the Advisory     pursuant to the terms of an SEC
summary of the material factors and the      Agreement was fair and reasonable.           exemptive order. The Board found that
conclusions with respect thereto that                                                     the Fund may realize certain benefits
formed the basis for the Board's             o Fees relative to those of comparable       upon investing cash balances in AIM
approval of the Advisory Agreement.          funds with other advisors. The Board         advised money market funds, including a
After consideration of all of the            reviewed the advisory fee rate for the       higher net return, increased liquidity,
factors below and based on its informed      Fund under the Advisory Agreement. The       increased diversification or decreased
business judgment, the Board determined      Board compared effective contractual         transaction costs. The Board also found
that the Advisory Agreement is in the        advisory fee rates at a common asset         that the Fund will not receive reduced
best interests of the Fund and its           level and noted that the Fund's rate was     services if it invests its cash balances
shareholders and that the compensation       above the median rate of the funds           in such money market funds. The Board
to AIM under the Advisory Agreement is       advised by other advisors with               noted that, to the extent the Fund
fair and reasonable and would have been      investment strategies comparable to          invests in affiliated money market
obtained through arm's length                those of the Fund that the Board             funds, AIM has voluntarily agreed to
negotiations.                                reviewed. The Board noted that AIM has       waive a portion of the advisory fees it
                                             agreed to limit the Fund's total annual      receives from the Fund attributable to
o The nature and extent of the advisory      operating expenses, as discussed below.      such investment. The Board further
services to be provided by AIM. The          The Board also considered the fact that      determined that the proposed securities
Board reviewed the services to be            AIM set the proposed advisory fees for       lending program and related procedures
provided by AIM under the Advisory           the Fund based upon the median effective     with respect to the lending Fund is in
Agreement. Based on such review, the         management fee rate (comprised of            the best interests of the lending Fund
Board concluded that the range of            advisory fees plus, in some cases,           and its respective shareholders. The
services to be provided by AIM under the     administrative fees) at various asset        Board therefore concluded that the
Advisory Agreement was appropriate. The      levels of competitor mutual funds with       investment of cash collateral received
                                             investment strategies comparable to          in connection with the securities
o The quality of services to be provided     those of the Fund. Based on this review,     lending program in the money market
by AIM. The Board reviewed the credentials   the Board concluded that the advisory        funds according to the procedures is in
and experience of the officers and           fee rate for the Fund under the Advisory     the best interests of the lending Fund
employees of AIM who will provide            Agreement was fair and reasonable.           and its respective shareholders.
investment advisory services to the
Fund. In reviewing the qualifications of     o Expense limitations and fee waivers.       o Profitability of AIM and its
AIM to provide investment advisory           The Board noted that AIM has                 affiliates. The Board reviewed
services, the Board reviewed the             contractually agreed to waive fees           information concerning the profitability
qualifications of AIM's investment           and/or limit expenses of the Fund            of AIM's (and its affiliates')
personnel and considered such issues as      through June 30, 2007 in an amount           investment advisory and other activities
AIM's portfolio and product review           necessary to limit total annual              and its financial condition. The Board
process, various back office support         operating expenses to a specified            considered the overall profitability of
functions provided by AIM and AIM's          percentage of average daily net assets       AIM. The Board noted that AIM's
equity and fixed income trading              for each class of the Fund. The Board        operations remain profitable, although
operations. Based on the review of these     considered the contractual nature of         increased expenses in recent years have
and other factors, the Board concluded       this fee waiver/expense limitation and       reduced AIM's profitability. Based on
that the quality of services to be           noted that it remains in effect until        the review of the profitability of AIM's
provided by AIM was appropriate.             June 30, 2007. The Board considered the      and its affiliates' investment advisory
                                             effect this fee waiver/expense               and other activities and its financial
o The performance of the Fund relative       limitation would have on the Fund's          condition, the Board concluded that the
to comparable funds. Not applicable          estimated expenses and concluded that        compensation to be paid by the Fund to
because this is a new Fund.                  the levels of fee waivers/expense            AIM under its Advisory Agreement was not
                                             limitations for the Fund were fair and       excessive.
o The performance of the Fund relative       reasonable.
to indices. Not applicable because this
is a new Fund.

o Meeting with the Fund's portfolio
managers and investment personnel. The
Board intends to meet periodically with
the Fund's portfolio managers and/or
                                                                                                                         (continued)

AIM Enhanced Short Bond Fund


o Benefits of soft dollars to AIM. The       APPROVAL OF SUB-ADVISORY AGREEMENT           o Overall performance of the
Board considered the benefits realized                                                    Sub-Advisor. Not applicable because this
by AIM as a result of brokerage              The Board oversees the management of the     is a new Fund. However, the Board
transactions executed through "soft          Fund and, as required by law, determines     considered the overall performance of
dollar" arrangements. Under these            whether to approve the Fund's                the Sub-Advisor in providing investment
arrangements, brokerage commissions paid     sub-advisory agreement. Based upon the       advisory services to other mutual funds
by the Fund and/or other funds advised       recommendation of the Investments            advised by AIM and concluded that such
by AIM are used to pay for research and      Committee of the Board, at a meeting         performance was satisfactory.
execution services. This research is         held on February 1, 2006, the Board,
used by AIM in making investment             including all of the independent             o Fees relative to those clients of the
decisions for the Fund. The Board            trustees, approved the sub-advisory          Sub-Advisor with comparable investment
concluded that such arrangements were        agreement (the "Sub-Advisory Agreement")     strategies. The Board reviewed the
appropriate.                                 between INVESCO Institutional (N.A.),        sub-advisory fee rate for the Fund under
                                             Inc. (the "Sub-Advisor") and AIM with        the Sub-Advisory Agreement. The Board
o AIM's financial soundness in light of      respect to the Fund for an initial           compared effective contractual fee rates
the Fund's needs. The Board considered       period ending June 30, 2007.                 at a common asset level and noted that
whether AIM is financially sound and has                                                  this rate was lower than the median
the resources necessary to perform its           The Board considered the factors         advisory fee rate for eight
obligations under the Advisory               discussed below in evaluating the            institutional/separately managed
Agreement, and concluded that AIM has        fairness and reasonableness of the           accounts advised by the Sub-Advisor with
the financial resources necessary to         Sub-Advisory Agreement at the meeting on     investment strategies comparable to
fulfill its obligations under the            February 1, 2006 and as part of the          those of the Fund. The Board noted that
Advisory Agreement.                          Board's ongoing oversight of the Fund.       AIM has agreed to limit the Fund's total
                                             In their deliberations, the Board and        annual operating expenses, as discussed
o Historical relationship between the        the independent trustees did not             below. The Board also considered the
Fund and AIM. In determining whether to      identify any particular factor that was      services to be provided by the
approve the Advisory Agreement for the       controlling, and each trustee attributed     Sub-Advisor pursuant to the Sub-Advisory
Fund, the Board also considered the          different weights to the various             Agreement and the services to be
current relationship between AIM and the     factors.                                     provided by AIM pursuant to the Advisory
Trust, as well as the Board's knowledge                                                   Agreement, as well as the allocation of
of AIM's operations, and concluded that          The discussion below serves as a         fees between AIM and the Sub-Advisor
it was beneficial to maintain the            discussion of the material factors and       pursuant to the Sub-Advisory Agreement.
current relationship, in part, because       the conclusions with respect thereto         The Board noted that the sub-advisory
of such knowledge. The Board also            that formed the basis for the Board's        fees have no direct effect on the Fund
reviewed the general nature of the           approval of the Sub-Advisory Agreement.      or its shareholders, as they are paid by
non-investment advisory services             After consideration of all of the            AIM to the Sub-Advisor, and that AIM and
currently performed by AIM and its           factors below and based on its informed      the Sub-Advisor are affiliates. Based on
affiliates for the Trust, such as            business judgment, the Board determined      this review, the Board concluded that
administrative, transfer agency and          that the Sub-Advisory Agreement is in        the sub-advisory fee rate under the
distribution services, and the fees          the best interests of the Fund and its       Sub-Advisory Agreement was fair and
received by AIM and its affiliates for       shareholders.                                reasonable.
performing such services. In addition to
reviewing such services, the trustees        o The nature and extent of the advisory      o Profitability of AIM and its
also considered the organizational           services to be provided by the               affiliates. The Board reviewed
structure employed by AIM and its            Sub-Advisor. The Board reviewed the          information concerning the profitability
affiliates to provide those services.        services to be provided by the               of AIM's (and its affiliates')
Based on the review of these and other       Sub-Advisor under the Sub-Advisory           investment advisory and other activities
factors, the Board concluded that AIM        Agreement. Based on such review, the         and its financial condition. The Board
and its affiliates were qualified to         Board concluded that the range of            considered the overall profitability of
provide non-investment advisory services     services to be provided by the               AIM. The Board noted that AIM's
to the Fund, including administrative,       Sub-Advisor under the Sub-Advisory           operations remain profitable, although
transfer agency and distribution             Agreement was appropriate.                   increased expenses in recent years have
services.                                                                                 reduced AIM's profitability. Based on
                                             o The quality of services to be provided     the review of the profitability of AIM's
o Other factors and current trends. In       by the Sub-Advisor. The Board reviewed       and its affiliates' investment advisory
determining whether to approve the           the credentials and experience of the        and other activities and its financial
Advisory Agreement for the Fund, the         officers and employees of the                condition, the Board concluded that the
Board considered the fact that AIM,          Sub-Advisor who will provide investment      compensation to be paid by the Fund to
along with others in the mutual fund         advisory services to the Fund. Based on      AIM under its Advisory Agreement was not
industry, is subject to regulatory           the review of these and other factors,       excessive.
inquiries and litigation related to a        the Board concluded that the quality of
wide range of issues. The Board also         services to be provided by the               o The Sub-Advisor's financial soundness
considered the governance and compliance     Sub-Advisor was appropriate.                 in light of the Fund's needs. The Board
reforms being undertaken by AIM and its                                                   considered whether the Sub-Advisor is
affiliates, including maintaining an         o The performance of the Fund relative       financially sound and has the resources
internal controls committee and              to comparable funds. Not applicable          necessary to perform its obligations
retaining an independent compliance          because this is a new Fund.                  under the Sub-Advisory Agreement, and
consultant, and the fact that AIM has                                                     concluded that the Sub-Advisor has the
undertaken to cause the Fund to operate      o The performance of the Fund relative       financial resources necessary to fulfill
in accordance with certain governance        to indices. Not applicable because this      its obligations under the Sub-Advisory
policies and practices. The Board            is a new Fund.                               Agreement.
concluded that these actions indicated a
good faith effort on the part of AIM to      o Meetings with the Fund's portfolio
adhere to the highest ethical standards,     managers and investment personnel. The
and determined that the current              Board intends to meet periodically with
regulatory and litigation environment to     the Fund's portfolio managers and/or
which AIM is subject should not prevent      other investment personnel to ensure
the Board from approving the Advisory        that such individuals are competent and
Agreement for the Fund.                      able to carry out their responsibilities
                                             under the Sub-Advisory Agreement.

Supplement to Annual Report dated 10/31/06

AIM Enhanced Short Bond Fund

                                                 ===================================

Institutional Class Shares                       CUMULATIVE TOTAL RETURNS                   PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                 For periods ended 10/31/06            INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been prepared                                            RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
to provide Institutional Class shareholders      Inception (3/31/06)           1.97%   ALL RETURNS ASSUME REINVESTMENT OF
with a performance overview specific to             6 Months                   1.22    DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
their holdings. Institutional Class shares                                             PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
are offered exclusively to institutional         ===================================   SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
investors, including defined contribution                                              LESS THAN THEIR ORIGINAL COST. SEE FULL
plans that meet certain criteria.                CUMULATIVE TOTAL RETURNS              REPORT FOR INFORMATION ON COMPARATIVE
                                                 For periods ended 9/30/06, most       BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                 recent calendar quarter-end           PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                                                       CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                 Inception (3/31/06)           1.35%   800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                    6 Months                   1.35

                                                 ===================================

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                                 SALES CHARGE; THEREFORE,
                                                 PERFORMANCE IS AT NET ASSET VALUE
                                                 (NAV). PERFORMANCE OF INSTITUTIONAL
                                                 CLASS SHARES WILL DIFFER FROM
                                                 PERFORMANCE OF OTHER SHARE CLASSES
                                                 PRIMARILY DUE TO DIFFERING SALES
                                                 CHARGES AND CLASS EXPENSES.

                                                      HAD THE ADVISOR NOT WAIVED
                                                 FEES AND/OR REIMBURSED EXPENSES,
                                                 PERFORMANCE WOULD HAVE BEEN LOWER.

==============================================

NASDAQ SYMBOL                            IAESX

==============================================

Over for information on your Fund's expenses.

====================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

====================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                            [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   ESB-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--           --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                          divide your account value by $1,000        The hypothetical account values and
                                                 (for example, an $8,600 account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur          value divided by $1,000 = 8.6),       actual ending account balance or expenses you
ongoing costs, including management fees and     then multiply the result by the       paid for the period. You may use this
other Fund expenses. This example is intended    number in the table under the         information to compare the ongoing costs of
to help you understand your ongoing costs (in    heading entitled "Actual Expenses     investing in the Fund and other funds. To do
dollars) of investing in the Fund and to         Paid During Period" to estimate the   so, compare this 5% hypothetical example with
compare these costs with ongoing costs of        expenses you paid on your account     the 5% hypothetical examples that appear in
investing in other mutual funds. The example     during this period.                   the shareholder reports of the other funds.
is based on an investment of $1,000 invested
at the beginning of the period and held for      Hypothetical example for                   Please note that the expenses shown in
the entire period May 1, 2006, through October   comparison purposes                   the table are meant to highlight your ongoing
31, 2006.                                                                              costs only. Therefore, the hypothetical
                                                 The table below also provides         information is useful in comparing ongoing
Actual expenses                                  information about hypothetical        costs only, and will not help you determine
                                                 account values and hypothetical       the relative total costs of owning different
The table below provides information about       expenses based on the Fund's actual   funds.
actual account values and actual expenses. You   expense ratio and an assumed rate
may use the information in this table,           of return of 5% per year before
together with the amount you invested, to        expenses, which is not the Fund's
estimate the expenses that you paid over the     actual return. The Fund's actual
period. Simply                                   cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                                     HYPOTHETICAL
                                                       ACTUAL                             (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING              ENDING             EXPENSES             ENDING             EXPENSES         ANNUALIZED
    SHARE            ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING        ACCOUNT VALUE        PAID DURING          EXPENSE
    CLASS               (5/1/06)          (10/31/06)(1)         PERIOD(2)           (10/31/06)          PERIOD(2)            RATIO

   Institutional       $1,000.00            $1,012.20             $3.14             $1,022.08             $3.16             0.62%

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   ESB-INS-1   A I M Distributors, Inc.

AIM Enhanced Short Bond Fund

SCHEDULE OF INVESTMENTS

October 31, 2006


                                               PRINCIPAL
                                                 AMOUNT             VALUE
----------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-52.65%

AUTO PARTS & EQUIPMENT-1.92%

Johnson Controls, Inc., Sr. Floating Rate
  Notes, 5.60%, 01/17/08(a)(b)                 $1,000,000(c)     $ 1,001,416
============================================================================

BROADCASTING & CABLE TV-2.40%

Intelsat Bermuda Ltd. (Bermuda), Sr. Gtd.
  Notes, 9.25%, 06/15/16 (Acquired
  09/12/06-10/12/06; Cost $249,094)(a)(d)         235,000            250,862
----------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Floating Rate Global
  Notes, 5.74%, 06/16/09(a)(b)                  1,000,000(c)       1,004,039
============================================================================
                                                                   1,254,901
============================================================================

CONSUMER FINANCE-3.84%

American Express Centurion Bank, Floating
  Rate Notes, 5.48%, 12/17/09(a)(b)               800,000            802,727
----------------------------------------------------------------------------
SLM Corp.-Series A, Floating Rate Medium Term
  Notes, 5.59%, 07/25/08(a)(b)                  1,200,000          1,203,345
============================================================================
                                                                   2,006,072
============================================================================

DEPARTMENT STORES-0.95%

Dillard's, Inc., Notes, 7.13%, 08/01/18(a)        500,000            498,750
============================================================================

DIVERSIFIED BANKS-4.59%

ATF Bank (Kazakhstan), Sr. Notes, 9.00%,
  05/11/16 (Acquired 10/26/06; Cost
  $245,750)(a)(d)                                 250,000            246,480
----------------------------------------------------------------------------
HSBC Bank USA N.A.,
  Sr. Floating Rate Global Notes, 5.53%,
  06/10/09(a)(b)                                  750,000            750,651
----------------------------------------------------------------------------
  Floating Rate Global Notes, 5.52%,
  12/14/09(a)(b)                                  250,000            250,554
----------------------------------------------------------------------------
Wachovia Bank N.A., Sr. Floating Rate Notes,
  5.46%, 12/02/10(a)(b)                           450,000            450,605
----------------------------------------------------------------------------
Wells Fargo & Co.,
  Floating Rate Global Notes, 5.49%,
  09/15/09(a)(b)                                  200,000            200,446
----------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Global Notes,
  5.45%, 03/23/10(a)(b)                           500,000            500,545
============================================================================
                                                                   2,399,281
============================================================================

DIVERSIFIED CAPITAL MARKETS-2.69%

Credit Suisse (USA) Inc.,
  Floating Rate Global Notes, 5.61%,
  08/15/10(a)(b)                                  700,000            701,996
----------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Global Notes,
  5.58%, 03/02/11(a)(b)                           700,000            701,495
============================================================================
                                                                   1,403,491
============================================================================

                                               PRINCIPAL
                                                 AMOUNT             VALUE
----------------------------------------------------------------------------


ELECTRICAL COMPONENTS & EQUIPMENT-1.82%

Avago Technologies Finance Pte/Avago
  Technologies US/Avago Technologies Wireless
  (Singapore), Sr. Sub Notes, 11.88%,
  12/01/15 (Acquired 09/29/06; Cost
  $445,000)(a)(d)                              $  400,000        $   442,000
----------------------------------------------------------------------------
NXP B.V./NXP Funding LLC (Netherlands), Sr.
  Sec. Floating Rate Notes, 8.12%, 10/15/13
  (Acquired 10/05/06; Cost $500,000)(a)(b)(d)     500,000            506,928
============================================================================
                                                                     948,928
============================================================================

FOOD RETAIL-0.49%

Supervalu Inc., Sr. Medium Term Notes, 7.50%,
  11/15/14(a)                                     250,000            255,000
============================================================================

HEALTH CARE FACILITIES-1.12%

Impress Holdings B.V. (Netherlands), Sr. Sec.
  Floating Rate Bonds, 8.51%, 09/15/13
  (Acquired 09/15/06; Cost $575,000)(a)(b)(d)     575,000            582,411
============================================================================

HOMEBUILDING-1.92%

Centex Corp.-Series E, Sr. Floating Rate
  Medium Term Notes, 5.74%, 08/01/07(a)(b)      1,000,000          1,001,174
============================================================================

INTEGRATED OIL & GAS-2.40%

ConocoPhillips Australia Funding Co., Sr.
  Unsec. Gtd. Floating Rate Notes, 5.47%,
  04/09/09(a)(b)                                1,250,000          1,251,570
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.88%

BellSouth Corp., Sr. Unsec. Floating Rate
  Notes, 5.53%, 11/15/07(a)(b)                  1,000,000          1,001,450
----------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.,
  Gtd. Floating Rate Global Notes, 5.57%,
  03/23/09(a)(b)                                  500,000            501,441
============================================================================
                                                                   1,502,891
============================================================================

INVESTMENT BANKING & BROKERAGE-4.22%

Bear Stearns Cos., Inc. (The),
  Sr. Unsec. Unsub. Floating Rate Medium Term
  Global Notes, 5.61%, 01/31/11(a)(b)             250,000            250,727
----------------------------------------------------------------------------
  Series B, Floating Rate Medium Term Notes,
  5.63%, 02/08/08(a)(b)                           500,000            500,808
----------------------------------------------------------------------------
Goldman Sachs Group Inc., Floating Rate
  Global Notes, 5.66%, 06/28/10(a)(b)             400,000            402,294
----------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Floating Rate
  Medium Term Notes, 5.60%, 12/23/10(a)(b)        600,000            601,704
----------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Sr. Unsec.
  Floating Rate Medium Term Notes, 5.47%,
  01/30/09(a)(b)                                  450,000            450,486
============================================================================
                                                                   2,206,019
============================================================================

AIM Enhanced Short Bond Fund


                                               PRINCIPAL
                                                 AMOUNT             VALUE
----------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-0.47%

Corp. Interamericana de Entretenimiento, S.A.
  de C.V. (Mexico), Sr. Unsec. Notes, 8.88%,
  06/14/15 (Acquired 08/31/06; Cost
  $244,625)(a)(d)                              $  250,000        $   245,000
============================================================================

MULTI-LINE INSURANCE-1.92%

American General Finance Corp.-Series I, Sr.
  Floating Rate Medium Term Notes, 5.43%,
  06/27/07(a)(b)                                  150,000            150,126
----------------------------------------------------------------------------
ASIF Global Financing, Floating Rate Notes,
  5.51%, 05/03/07 (Acquired
  06/21/06-07/06/06; Cost $850,280)(a)(b)(d)      850,000            850,360
============================================================================
                                                                   1,000,486
============================================================================

MULTI-UTILITIES-0.44%

PSEG Energy Holdings LLC, Sr. Unsec. Global
  Notes, 8.63%, 02/15/08(a)                       224,000            232,512
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.48%

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.25%, 05/01/12(a)                250,000            249,375
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.82%

General Electric Co., Unsec. Floating Rate
  Global Notes, 5.43%, 12/09/08(a)(b)             200,000            200,125
----------------------------------------------------------------------------
MBNA Corp.-Series F, Floating Rate
  Medium Term Notes, 5.91%, 05/05/08(a)(b)        900,000            906,214
----------------------------------------------------------------------------
Residential Capital Corp., Sr. Global Notes,
  6.50%, 04/17/13(a)                              360,000            367,139
============================================================================
                                                                   1,473,478
============================================================================

PROPERTY & CASUALTY INSURANCE-1.92%

Allstate Life Global Funding Trusts, Sec.
  Floating Rate Medium Term Notes, 5.42%,
  11/14/07(a)(b)                                1,000,000          1,000,893
============================================================================

REGIONAL BANKS-3.88%

BB&T Corp., Floating Rate Notes, 5.46%,
  06/04/07(a)                                     675,000(c)         675,706
----------------------------------------------------------------------------
KeyBank N.A., Sr. Floating Rate Notes, 5.52%,
  08/08/07(a)                                     675,000            675,005
----------------------------------------------------------------------------
National City Bank, Floating Rate Notes,
  5.42%, 01/10/08(a)                              675,000            675,625
============================================================================
                                                                   2,026,336
============================================================================

REINSURANCE-0.99%

Swiss Re Capital I LP, Gtd. Sub. Notes, 6.85%
  (Acquired 10/17/06; Cost $516,620)(a)(d)(e)     500,000            517,385
============================================================================

SPECIALIZED FINANCE-1.92%

CIT Group, Inc., Sr. Floating Rate Global
  Notes, 5.76%, 11/03/10(a)(b)                  1,000,000          1,003,887
============================================================================

SPECIALIZED REIT'S-0.48%

Host Hotels & Resorts LP, Sr. Notes, 6.88%,
  11/01/14 (Acquired 10/27/06; Cost
  $248,113)(a)(d)                                 250,000            252,188
============================================================================

                                               PRINCIPAL
                                                 AMOUNT             VALUE
----------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE-3.36%

Countrywide Financial Corp.-Series B, Gtd.
  Floating Rate Medium Term Notes, 5.61%,
  03/24/09(a)(b)                               $1,000,000        $ 1,001,979
----------------------------------------------------------------------------
Washington Mutual Bank F.A., Floating Rate
  Global Notes, 5.58%, 05/01/09(a)(b)             750,000            750,879
============================================================================
                                                                   1,752,858
============================================================================

TRADING COMPANIES & DISTRIBUTORS-0.43%

Noble Group Ltd., Sr. Notes, 6.63%, 03/17/15
  (Acquired 08/31/06; Cost $221,125)(a)(d)        250,000            224,780
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.30%

Dobson Communications Corp., Sr. Global
  Notes, 8.88%, 10/01/13(a)                       200,000            200,250
----------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom), Floating
  Rate Global Notes, 5.73%, 06/15/11(a)(b)      1,000,000          1,001,379
============================================================================
                                                                   1,201,629
============================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $27,442,350)                                    27,492,711
============================================================================

ASSET-BACKED SECURITIES-37.70%

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-25.78%

ACE Securities Corp.,
  Series 2006-OP1, Class M1, Floating Rate
  Pass Through Ctfs., 5.60%, 04/25/36(a)(b)       300,000            300,305
----------------------------------------------------------------------------
  Series 2006-ASP3, Class M1, Floating Rate
  Pass Through Ctfs., 5.60%, 06/25/36(a)(b)       821,000            821,831
----------------------------------------------------------------------------
Carrington Mortgage Loan Trust-Series
  2006-RFC1, Class M1, Floating Rate Pass
  Through Ctfs., 5.59%, 05/25/36(a)(b)            500,000            500,307
----------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.- Series
  2006-WMC1, Class M2, Floating Rate Pass
  Through Ctfs., 5.73%, 12/25/35(a)(b)            150,000            150,685
----------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.,
  Series 2006-8, Class M1, Floating Rate Pass
  Through Ctfs., 5.58%, 01/25/46(a)(b)          1,500,000          1,501,816
----------------------------------------------------------------------------
  Series 2004-1, Class M2, Floating Rate Pass
  Through Ctfs., 5.87%, 03/25/34(a)(b)            125,000            125,666
----------------------------------------------------------------------------
Fremont Home Loan Trust-Series 2006-2, Class
  M1, Floating Rate Pass Through Ctfs.,
  5.64%, 02/25/36(a)(b)                           140,000            140,086
----------------------------------------------------------------------------
JP Morgan Mortgage Acquisition Corp.- Series
  2006-NC1, Class M2, Floating Rate Pass
  Through Ctfs., 5.66%, 04/25/36(a)(b)            150,000            150,147
----------------------------------------------------------------------------
Long Beach Mortgage Loan Trust-Series 2006-4,
  Class M1, Floating Rate Pass Through Ctfs.,
  5.62%, 05/25/36(a)(b)                           500,000            500,497
----------------------------------------------------------------------------
Marriott Vacation Club Owner Trust-Series
  2006-1A, Class A, Pass Through Ctfs.,
  5.74%, 04/20/28 (Acquired 05/23/06 Cost
  $815,348)(a)(d)(f)                              815,360            827,354
----------------------------------------------------------------------------

AIM Enhanced Short Bond Fund


                                               PRINCIPAL
                                                 AMOUNT             VALUE
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-(CONTINUED)

Morgan Stanley ABS Capital I,
  Series 2006-NC4, Class B1, Floating Rate
  Pass Through Ctfs., 6.17%, 06/25/36(a)(b)    $  500,000        $   500,503
----------------------------------------------------------------------------
  Series 2006-HE4, Class B1, Floating Rate
  Pass Through Ctfs., 6.17%, 06/25/36(a)(b)       400,000            400,245
----------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc.-
  Series 2006-AR1, Class M2, Floating Rate
  Pass Through Ctfs., 5.67%, 03/25/37(a)(b)       150,000            150,092
----------------------------------------------------------------------------
Residential Asset Securities Corp.,
  Series 2006-KS9, Class M1S, Floating Rate
  Pass Through Ctfs., 5.57%, 11/25/36(b)(g)     1,000,000          1,000,000
----------------------------------------------------------------------------
  Series 2006-EMX4, Class M1, Floating Rate
  Pass Through Ctfs., 5.60%, 06/25/36(a)(b)       600,000            600,601
----------------------------------------------------------------------------
  Series 2006-EMX3, Class M2, Floating Rate
  Pass Through Ctfs., 5.67%, 04/25/36(a)(b)       100,000            100,208
----------------------------------------------------------------------------
SACO I Inc.-Series 2006-6, Class M1, Floating
  Rate Pass Through Ctfs., 5.62%,
  06/25/36(a)(b)                                  400,000            400,372
----------------------------------------------------------------------------
Saxon Asset Securities Trust-Series 2006-1,
  Class M1, Floating Rate Pass Through Ctfs.,
  5.63%, 03/25/36(a)(b)                           500,000            500,467
----------------------------------------------------------------------------
Securitized Asset Backed Receivables LLC,
  Trust- Series 2006-NC2, Class M1, Floating
  Rate Pass Through Ctfs., 5.60%,
  03/25/36(a)(b)                                  500,000            500,944
----------------------------------------------------------------------------
Soundview Home Equity Loan Trust- Series
  2006-OPT5, Class M1, Floating Rate Pass
  Through Ctfs., 5.58%, 07/25/36(a)(b)            750,000            750,682
----------------------------------------------------------------------------
Specialty Underwriting & Residential Finance,
  Series 2005-BC1, Class A1A, Floating Rate
  Pass Through Ctfs., 5.43%, 12/25/35(a)(b)         1,221              1,222
----------------------------------------------------------------------------
  Series 2006-AB2, Class M1, Floating Rate
  Pass Through Ctfs., 5.59%, 06/25/37(a)(b)       600,000            600,592
----------------------------------------------------------------------------
Structured Asset Securities Corp. Series
  2006-BC2, Class M1, Floating Rate Pass
  Through Ctfs., 5.63%, 09/25/36(a)(b)          1,200,000          1,201,249
----------------------------------------------------------------------------
Vanderbilt Mortgage Finance,
  Series 2002-C, Class A2, Pass Through
  Ctfs., 4.23%, 02/07/15(a)                        29,864             29,770
----------------------------------------------------------------------------
  Series 2002-C, Class A4, Pass Through
  Ctfs., 6.57%, 08/07/24(a)                       105,000            109,382
----------------------------------------------------------------------------
Vanderbilt Mortgage and Finance, Inc.- Series
  2002-B, Class A4, Pass Through Ctfs.,
  5.84%, 02/07/26(a)                               80,000             81,026
----------------------------------------------------------------------------
Washington Mutual Master Note Trust- Series
  2006-C2A, Class C2, Floating Rate Pass
  Through Ctfs., 5.82%, 08/15/15 (Acquired
  08/15/06; Cost 1,500,000)(a)(b)(d)(f)         1,500,000          1,515,413
============================================================================
                                                                  13,461,462
============================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-11.92%

Countrywide Alternative Loan Trust-Series
  2006-OC4, Class M1, Floating Rate Pass
  Through Ctfs., 5.61%, 05/25/36(a)(b)            350,000            349,240
----------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT             VALUE
----------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

Credit Suisse Mortgage Capital Ctfs.- Series
  2006-TFLA, Class J, Floating Rate Pass
  Through Ctfs., 6.12%, 04/15/21 (Acquired
  04/25/06; Cost $250,000)(a)(b)(d)            $  250,000        $   250,225
----------------------------------------------------------------------------
Fannie Mae Interest STRIPS-Series 367, Class
  2, Pass Through Ctfs., 5.50%,
  01/25/36(a)(h)                                  472,565            115,114
----------------------------------------------------------------------------
Fannie Mae REMIC-Series 2003-112, Class FA,
  Floating Rate Pass Through Ctfs., 5.82%,
  01/25/28(a)(b)                                1,070,462          1,070,654
----------------------------------------------------------------------------
Freddie Mac REMIC-Series 2399, Class XF,
  Floating Rate Pass Through Ctfs., 6.27%,
  01/15/32(a)(b)                                  566,648            578,664
----------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage
  Securities Corp.-Series 2005-FL1A, Class
  A1, Floating Rate Pass Through Ctfs.,
  5.43%, 02/15/19 (Acquired 05/31/06; Cost
  $306,652)(a)(b)(d)                              306,700            306,900
----------------------------------------------------------------------------
Lehman Brothers Floating Rate Commercial
  Mortgage Trust-Series 2006-CCL, Class L,
  Floating Rate Pass Through Ctfs., 7.27%,
  01/15/21 (Acquired 03/31/06; Cost
  $140,000)(a)(b)(d)                              140,000            139,950
----------------------------------------------------------------------------
Morgan Stanley Capital I-Series 2006-IQ11,
  Class A4, Pass Through Ctfs., 5.95%,
  10/15/42(a)(b)                                1,000,000          1,037,753
----------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan
  Trust- Series 2004-1, Class 3A1, Pass
  Through Ctfs., 5.29%, 02/25/34(a)(b)            914,114            934,473
----------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
  Series 2004-I, Class 1A1, Pass Through
  Ctfs., 3.38%, 07/25/34(a)(b)                     36,641             36,778
----------------------------------------------------------------------------
  Series 2004-S, Class A1, Floating Rate Pass
  Through Ctfs., 3.54%, 09/25/34(a)(b)          1,449,528          1,402,895
============================================================================
                                                                   6,222,646
============================================================================
    Total Asset-Backed Securities (Cost
      $19,587,910)                                                19,684,108
============================================================================

NON U.S. DOLLAR DENOMINATED BONDS &
  NOTES-5.14%

FRANCE-0.63%

Belvedere S.A. (Distillers & Vintners), Sr.
  Sec. Floating Rate Bonds, 6.47%, 05/15/13
  (Acquired 05/23/06; Cost
  $324,930)(a)(b)(d)(i)  EUR                      250,000            329,059
============================================================================

GREECE-0.44%

Antenna TV S.A. (Broadcasting & Cable TV),
  Sr. Notes, 7.25%, 02/15/15 (Acquired
  08/04/06; Cost $225,386)(a)(d)(i)       EUR     200,000            232,296
============================================================================

POLAND-4.07%

Poland Government Bond (Sovereign Debt)-
  Series DS1015, Bonds, 6.25%,
  10/24/15(a)(i)  PLN                           6,000,000          2,122,533
============================================================================
    Total Non U.S. Dollar Denominated Bonds &
      Notes (Cost $2,588,791)                                      2,683,888
============================================================================

AIM Enhanced Short Bond Fund


                                               PRINCIPAL
                                                 AMOUNT             VALUE
----------------------------------------------------------------------------

U.S. MORTGAGE BACKED SECURITIES-1.81%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.81%

Federal National Mortgage Association,
  Floating Rate Pass Through Ctfs., 4.76%,
  11/01/32 (Cost $945,133)(a)(b)               $  941,898        $   946,204
============================================================================

U.S. TREASURY SECURITIES-0.53%

U.S. TREASURY BILLS-0.53%

4.98%, 11/30/06(h)                                165,000(j)         164,339
----------------------------------------------------------------------------
5.04%, 11/30/06(h)                                 40,000(j)          39,840
----------------------------------------------------------------------------
4.93%, 11/30/06(h)                                 75,000(j)          74,699
============================================================================
    Total U.S. Treasury Securities (Cost
      $278,878)                                                      278,878
============================================================================

                                               PRINCIPAL
                                                 AMOUNT             VALUE
----------------------------------------------------------------------------


                                                 SHARES             VALUE
----------------------------------------------------------------------------
MONEY MARKET FUNDS-1.09%

Liquid Assets Portfolio-Institutional
  Class(k)                                        283,701        $   283,701
----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(k)          283,701            283,701
============================================================================
    Total Money Market Funds (Cost $567,402)                         567,402
============================================================================
TOTAL INVESTMENTS-98.92% (Cost $51,410,464)                       51,653,191
============================================================================
OTHER ASSETS LESS LIABILITIES-1.08%                                  563,278
============================================================================
NET ASSETS-100.00%                                               $52,216,469
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
EUR     - Euro
Gtd.    - Guaranteed
PLN     - Poland Zloty
REIT    - Real Estate Investment Trust
REMIC   - Real Estate Mortgage Investment Conduit
Sec.    - Secured
Sr.     - Senior
STRIPS  - Separately Traded Registered Interest and Principal Security
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2006 was $49,806,911, which represented 95.39% of the Fund's Net Assets. See Note 1A.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2006.
(c) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open credit default swap contracts. See Note 1L and
    Note 9.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2006 was $7,719,591, which represented 14.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Perpetual bond with no specified maturity date.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2006 was $2,342,767, which represented 4.49% of the Fund's Net Assets.
(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at October 31, 2006 represented 1.92% of the Fund's Net Assets. See Note 1A.
(h) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i) Foreign denominated security. Principal amount is denominated in currency indicated.
(j) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 8.
(k) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Enhanced Short Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $50,843,062)        $51,085,789
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $567,402)                                   567,402
===========================================================
    Total investments (cost $51,410,464)         51,653,191
===========================================================
Foreign currencies, at value (cost $665,060)        652,053
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  278,423
-----------------------------------------------------------
  Dividends and Interest                            338,510
-----------------------------------------------------------
  Fund expenses absorbed                             29,734
-----------------------------------------------------------
  Unrealized appreciation on credit default
    swap transactions                                 2,867
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                1,188
-----------------------------------------------------------
Other assets                                         49,279
===========================================================
    Total assets                                 53,005,245
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             504,488
-----------------------------------------------------------
  Fund shares reacquired                             88,256
-----------------------------------------------------------
  Dividends                                          25,907
-----------------------------------------------------------
  Foreign currency contracts                         19,065
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             1,188
-----------------------------------------------------------
  Variation margin                                   37,949
-----------------------------------------------------------
Accrued distribution fees                            14,756
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              972
-----------------------------------------------------------
Accrued transfer agent fees                           3,721
-----------------------------------------------------------
Accrued operating expenses                           92,474
===========================================================
    Total liabilities                               788,776
===========================================================
Net assets applicable to shares outstanding     $52,216,469
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $52,495,594
-----------------------------------------------------------
Undistributed net investment income                  57,303
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts, futures
  contracts and credit default swap
  transactions                                     (535,767)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, foreign
  currency contracts, futures contracts and
  credit default swap transactions                  199,339
===========================================================
                                                $52,216,469
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $32,979,858
___________________________________________________________
===========================================================
Class C                                         $17,652,566
___________________________________________________________
===========================================================
Class R                                         $   770,614
___________________________________________________________
===========================================================
Institutional Class                             $   813,431
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           3,327,518
___________________________________________________________
===========================================================
Class C                                           1,780,498
___________________________________________________________
===========================================================
Class R                                              77,753
___________________________________________________________
===========================================================
Institutional Class                                  82,078
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      9.91
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $9.91 divided by
      97.50%)                                   $     10.16
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      9.91
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $      9.91
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $      9.91
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Enhanced Short Bond Fund

STATEMENT OF OPERATIONS

For the period March 31, 2006 (date operations commenced) through October 31,
2006

INVESTMENT INCOME:

Interest                                                      $1,089,893
------------------------------------------------------------------------
Dividends from affiliated money market funds                      27,046
========================================================================
    Total investment income                                    1,116,939
========================================================================

EXPENSES:

Advisory fees                                                     94,052
------------------------------------------------------------------------
Administrative services fees                                      29,452
------------------------------------------------------------------------
Custodian fees                                                     9,816
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         31,057
------------------------------------------------------------------------
  Class C                                                         75,614
------------------------------------------------------------------------
  Class R                                                          2,250
------------------------------------------------------------------------
Transfer agent fees -- A, C and R                                 13,780
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  15
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          8,332
------------------------------------------------------------------------
Registration and filing fees                                      48,865
------------------------------------------------------------------------
Professional services fees                                        69,618
------------------------------------------------------------------------
Other                                                             19,970
========================================================================
    Total expenses                                               402,821
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (206,524)
========================================================================
    Net expenses                                                 196,297
========================================================================
Net investment income                                            920,642
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS, FOREIGN
  CURRENCY CONTRACTS AND CREDIT DEFAULT SWAP AGREEMENTS:

Net realized gain (loss) from:
  Investment securities                                           73,539
------------------------------------------------------------------------
  Foreign currencies                                             (23,962)
------------------------------------------------------------------------
  Foreign currency contracts                                      (9,096)
------------------------------------------------------------------------
  Futures contracts                                             (561,683)
------------------------------------------------------------------------
  Credit default swap agreements                                 (12,855)
========================================================================
                                                                (534,057)
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          242,727
------------------------------------------------------------------------
  Foreign currencies                                             (12,937)
------------------------------------------------------------------------
  Foreign currency contracts                                     (19,065)
------------------------------------------------------------------------
  Futures contracts                                              (14,253)
------------------------------------------------------------------------
  Credit default swap agreements                                   2,867
========================================================================
                                                                 199,339
========================================================================
Net gain (loss) from investment securities, foreign
  currencies, futures contracts, foreign currency contracts
  and credit default swap agreements                            (334,718)
========================================================================
Net increase in net assets resulting from operations          $  585,924
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Enhanced Short Bond Fund

STATEMENT OF CHANGES IN NET ASSETS

For the period March 31, 2006 (date operations commenced) through October 31,
2006

                                                                 2006
-------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   920,642
-------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and credit default swap transactions               (534,057)
-------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and credit default swap
    transactions                                                  199,339
=========================================================================
    Net increase in net assets resulting from operations          585,924
=========================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (549,765)
-------------------------------------------------------------------------
  Class C                                                        (313,343)
-------------------------------------------------------------------------
  Class R                                                         (19,482)
-------------------------------------------------------------------------
  Institutional Class                                             (22,539)
=========================================================================
    Decrease in net assets resulting from distributions          (905,129)
=========================================================================
Share transactions-net:
  Class A                                                      33,155,600
-------------------------------------------------------------------------
  Class C                                                      17,781,875
-------------------------------------------------------------------------
  Class R                                                         777,650
-------------------------------------------------------------------------
  Institutional Class                                             820,549
=========================================================================
    Net increase in net assets resulting from share
     transactions                                              52,535,674
=========================================================================
    Net increase in net assets                                 52,216,469
=========================================================================

NET ASSETS:

  Beginning of period                                                  --
=========================================================================
  End of period (including undistributed net investment
    income of $57,303)                                        $52,216,469
_________________________________________________________________________
=========================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Enhanced Short Bond Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on March 31, 2006.

    The Fund's investment objective is to provide total return.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

AIM Enhanced Short Bond Fund


       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class.

AIM Enhanced Short Bond Fund

     Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

AIM Enhanced Short Bond Fund


       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.45%
--------------------------------------------------------------------
Next $4 billion                                               0.425%
--------------------------------------------------------------------
Over $5 billion                                               0.40%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 0.85%, 1.10%(after distribution fee waivers), 1.10% and 0.60% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the period March 31, 2006 (date operations commenced) to October 31, 2006, AIM waived fees of $94,051 and reimbursed fund level expenses of $58,476 and reimbursed class level expenses of $7,787, $4,740, $282 and $15 for Class A, Class C, Class R and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the period March 31, 2006 (date operations commenced) to October 31, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period March 31, 2006 (date operations commenced) to October 31, 2006, AIM was paid $29,452.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund paid AISI $13,780 for Class A, Class C and Class R share classes and $15 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Effective March 31, 2006, ADI has contractually agreed to waive

AIM Enhanced Short Bond Fund

0.50% of the Rule 12b-1 plan fees on Class C shares through June 30, 2007. Pursuant to the Plans, for the period March 31, 2006 (date operations commenced) to October 31, 2006, the Class A, Class C and Class R shares paid $31,057, $37,807 and $2,250, respectively after ADI waived Class C shares fees of $37,807.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period March 31, 2006 (date operations commenced) to October 31, 2006, ADI advised the Fund that it retained $9,569 in front-end sales commissions from the sale of Class A shares and $1,204, $349 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period March 31, 2006 (date operations commenced) to October 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               03/31/06          AT COST          FROM SALES       (DEPRECIATION)      10/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $   --         $11,205,808       $(10,922,107)         $   --          $283,701        $13,515       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                 --          11,205,808        (10,922,107)             --           283,701         13,531           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates      $   --         $22,411,616       $(21,844,214)         $   --          $567,402        $27,046       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $3,366.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund paid legal fees of $574 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

AIM Enhanced Short Bond Fund


    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--FOREIGN CURRENCY CONTRACTS

                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                      CONTRACT TO                                    UNREALIZED
SETTLEMENT                                                 ----------------------------------        VALUE          APPRECIATION
DATE                                                             DELIVER             RECEIVE        10/31/06       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
11/27/06                                                   PLN  5,926,290      USD  1,939,231      $1,958,296         $(19,065)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Currency Abbreviations:
PLN  - Poland Zloty
USD  - U.S. Dollar

NOTE 8--FUTURES CONTRACTS

On October 31, 2006, $280,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                              NUMBER OF       MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT       10/31/06       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Euro-Bund                                                        14        Dec-06/Short     $(2,105,314)       $ 10,252
--------------------------------------------------------------------------------------------------------------------------
Euro FX Currency                                                  4        Dec-06/Short        (639,800)          2,563
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       18        Dec-06/Short      (1,900,125)        (15,508)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      35        Dec-06/Short      (3,787,656)        (11,560)
==========================================================================================================================
                                                                                            $(8,432,895)       $(14,253)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS

On October 31, 2006, $2,275,000 principal amount of corporate obligations were pledged as collateral to cover margin requirements for open sell credit default swap contracts.

                                        OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NOTIONAL      UNREALIZED
                                                             BUY/SELL     PAY/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                           REFERENCE ENTITY     PROTECTION    FIXED RATE        DATE        (000)      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.                   ALLTEL Corp.            Buy          0.43%       12/20/2011      $500         $ 1,349
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.                   CenturyTel, Inc.        Buy          0.69%       12/20/2011      $500           1,115
---------------------------------------------------------------------------------------------------------------------------------
                                        Liberty Media
Lehman Brothers, Inc.                   LLC                     Buy          1.60%       12/20/2011      $500           1,735
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.                   Embarq Corp.           Sell          0.77%       12/20/2011      $500          (1,332)
=================================================================================================================================
                                                                                                                      $ 2,867
_________________________________________________________________________________________________________________________________
=================================================================================================================================

AIM Enhanced Short Bond Fund

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period March 31, 2006 (date operations commenced) to October 31, 2006 was as follows:

                                                                  2006
------------------------------------------------------------------------
Distributions paid from ordinary income                         $905,129
________________________________________________________________________
========================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                   2006
---------------------------------------------------------------------------
Undistributed ordinary income                                   $    42,114
---------------------------------------------------------------------------
Unrealized appreciation -- investments                              240,042
---------------------------------------------------------------------------
Temporary book/tax differences                                       (1,009)
---------------------------------------------------------------------------
Capital loss carryforward                                          (560,272)
---------------------------------------------------------------------------
Shares of beneficial interest                                    52,495,594
===========================================================================
  Total net assets                                              $52,216,469
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax recognition of unrealized gains and losses on certain futures contracts. The tax-basis net unrealized appreciation on investments includes appreciation (depreciation) on foreign currencies of $(12,937) and foreign futures contracts of $10,252.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation, foreign currency contracts and credit default swap transactions.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2014                                                  $560,272
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to October 31, 2006 was $87,760,456 and $37,233,131, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $2,087,352 and $2,088,178.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $259,493
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (16,766)
==============================================================================
Net unrealized appreciation of investment securities                $242,727
______________________________________________________________________________
==============================================================================
Investments have the same cost for tax and financial statement purposes.

AIM Enhanced Short Bond Fund

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of costs incurred during the startup period of the Fund, paydowns on mortgage backed securities, credit default swaps, foreign currency and futures contracts transactions, on October 31, 2006, undistributed net investment income was increased by $41,790, undistributed net realized gain (loss) was decreased by $1,710 and shares of beneficial interest decreased by $40,080. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class C, Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC.

                             CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------
                                                                    FOR THE PERIOD
                                                                    MARCH 31, 2006
                                                                   (DATE OPERATIONS
                                                                  COMMENCED) THROUGH
                                                                 OCTOBER 31, 2006(a)
                                                              --------------------------
                                                                SHARES         AMOUNT
----------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,287,199    $ 42,676,674
----------------------------------------------------------------------------------------
  Class C                                                      2,840,515      28,308,929
----------------------------------------------------------------------------------------
  Class R                                                         75,793         758,168
----------------------------------------------------------------------------------------
  Institutional Class                                             79,811         798,010
========================================================================================
Issued as reinvestment of dividends:
  Class A                                                         48,420         480,236
----------------------------------------------------------------------------------------
  Class C                                                         25,321         251,240
----------------------------------------------------------------------------------------
  Class R                                                          1,960          19,482
----------------------------------------------------------------------------------------
  Institutional Class                                              2,267          22,539
========================================================================================
Reacquired:
  Class A                                                     (1,008,101)    (10,001,310)
----------------------------------------------------------------------------------------
  Class C                                                     (1,085,338)    (10,778,294)
========================================================================================
                                                               5,267,847    $ 52,535,674
________________________________________________________________________________________
========================================================================================

(a) There are four entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 41% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 14--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM Enhanced Short Bond Fund

NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                                                  INSTITUTIONAL
                                                      CLASS A                CLASS C             CLASS R              CLASS
                                                  ----------------       ----------------    ----------------    ----------------
                                                  MARCH 31, 2006         MARCH 31, 2006      MARCH 31, 2006      MARCH 31, 2006
                                                  (DATE OPERATIONS       (DATE OPERATIONS    (DATE OPERATIONS    (DATE OPERATIONS
                                                  COMMENCED) TO          COMMENCED) TO       COMMENCED) TO       COMMENCED) TO
                                                  OCTOBER 31,            OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                                     2006                   2006                2006                2006
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 10.00                $ 10.00              $10.00              $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                               0.26                   0.25                0.25                0.28
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                            (0.08)                 (0.09)              (0.09)              (0.09)
=================================================================================================================================
    Total from investment operations                     0.18                   0.16                0.16                0.19
=================================================================================================================================
Less dividends from net investment income               (0.27)                 (0.25)              (0.25)              (0.28)
=================================================================================================================================
Net asset value, end of period                        $  9.91                $  9.91              $ 9.91              $ 9.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          1.82%                  1.67%               1.67%               1.97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $32,980                $17,653              $  771              $  813
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements(c)                                    0.87%                  1.12%               1.12%               0.61%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements(c)                                    1.66%                  2.41%               1.91%               1.34%
=================================================================================================================================
Ratio of net investment income to average net
  assets(c)                                              4.49%                  4.24%               4.24%               4.75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                134%                   134%                134%                134%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $21,089,996, $12,836,741, $764,137 and $791,158 for Class A, Class C,
     Class R and Institutional Class shares, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES



    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM Enhanced Short Bond Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Enhanced Short Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and Shareholders of AIM Enhanced Short Bond Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Enhanced Short Bond Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period March 31, 2006 (date operations commenced) through October 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Enhanced Short Bond Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended October 31, 2006, the Fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.60% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended October 31, 2006, the Fund designates 35.80%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended April 30, 2006, July 31, 2006 and October 31, 2006 are, 98.82%, 98.60% and 99.64%, respectively.

AIM Enhanced Short Bond Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1998           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          1987           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2001           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       2001           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         2001           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          1987           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Enhanced Short Bond Fund



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General         N/A
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO Institutional
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      (N.A.), Inc.
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    One Midtown Plaza
                              Houston, TX 77046-1173   Suite 100                Suite 2900               1360 Peachtree Street,
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   N.E.
                                                                                                         Atlanta, GA 30309

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714


                     [eDelivery
                    GO PAPERLESS
            AIMinvestments.com/edelivery
                       Graphic]


REGISTER FOR eDELIVERY

eDelivery is the process of receiving your fund and account        If used after January 20, 2007, this report must be
information via e-mail. Once your quarterly statements, tax        accompanied by a Fund Performance & Commentary or by an AIM
forms, fund reports, and prospectuses are available, we will       Quarterly Performance Review for the most recent
send you an e-mail notification containing links to these          quarter-end.
documents. For security purposes, you will need to log in to
your account to view your statements and tax forms.                Mutual funds distributed by A I M Distributors, Inc.

WHY SIGN UP?                                                       A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment
Register for eDelivery to:                                         Services, Inc. is the transfer agent for the products and
                                                                   services represented by AIM Investments. AIM is a subsidiary
o   reduce the amount of paper you receive.                        of AMVESCAP PLC, one of the world's largest independent
                                                                   financial services companies with $450 billion in assets
o   gain access to your documents faster by not waiting for        under management as of October 31, 2006.
    the mail.

o   view your documents online anytime at your convenience.
                                                                   CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND
o   save the documents to your personal computer or print          EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM
    them out for your records.                                     FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND
                                                                   READ IT CAREFULLY BEFORE INVESTING.
HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1.  Log in to your account.

2.  Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.      AIMinvestments.com          ESB-AR-1     A I M Distributors, Inc.


                           [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual    Retirement   Annuities   College   Separately   Offshore   Cash
Funds     Products                 Savings   Managed      Products   Management            [AIM INVESTMENTS LOGO APPEARS HERE]
                                   Plans     Accounts                                           --Registered Trademark--
--------------------------------------------------------------------------------

SECTOR EQUITY                                        AIM GLOBAL HEALTH CARE FUND

Sectors
                                Annual Report to Shareholders o October 31, 2006


Table of Contents

Supplemental Information .........     2
Letters to Shareholders ..........     3
Performance Summary ..............     5
Management Discussion ............     5
Fund Expenses ....................     7
Long-term Fund Performance .......     8
Approval of Advisory Agreement ...    10
Schedule of Investments...........   F-1
Financial Statements .............   F-4
Notes to Financial Statements ....   F-7
Financial Highlights .............  F-15
Auditor's Report .................  F-19         [COVER GLOBE IMAGE]
Tax Disclosures ..................  F-20
Trustees and Officers ............  F-21


[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]   [GRAPHIC]        [GRAPHIC]

[DOMESTIC  [INTERNATIONAL/    [SECTOR
 EQUITY]    GLOBAL EQUITY]     EQUITY]



[GRAPHIC]   [GRAPHIC]        [GRAPHIC]

 [FIXED    [ALLOCATION     [DIVERSIFIED
 INCOME]    SOLUTIONS]      PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
    --Registered Trademark--

AIM Global Health Care Fund


AIM GLOBAL HEALTH CARE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o   Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          Fund will have favorable IPO investment      o A direct investment cannot be made in
                                             opportunities.                               an index. Unless otherwise indicated,
o Class B shares are not available as an                                                  index results include reinvested
investment for retirement plans              o The value of the Fund's shares is          dividends, and they do not reflect sales
maintained pursuant to Section 401 of        particularly vulnerable to factors           charges. Performance of an index of
the Internal Revenue Code, including         affecting the health care industry, such     funds reflects fund expenses;
401(k) plans, money purchase pension         as substantial government regulation.        performance of a market index does not.
plans and profit sharing plans. Plans        Government regulation may affect the
that had existing accounts invested in       demand for products and services offered     OTHER INFORMATION
Class B shares prior to September 30,        by health care companies. Also, the
2003, will continue to be allowed to         products and services offered by health      o Industry classifications used in this
make additional purchases.                   care companies may be subject to rapid       report are generally according to the
                                             obsolescence caused by scientific            Global Industry Classification Standard,
o Investor Class shares are closed to        advances and technological innovations.      which was developed by and is the
most investors. For more information on      These factors can cause the Fund's           exclusive property and a service mark of
who may continue to invest in Investor       shares to rise and fall more than the        Morgan Stanley Capital International
Class shares, please see the prospectus.     value of shares of a fund that invests       Inc. and Standard & Poor's.
                                             more broadly.
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  o The returns shown in management's
                                             ABOUT INDEXES USED IN THIS REPORT            discussion of Fund performance are based
o Foreign securities have additional                                                      on net asset values calculated for
risks, including exchange rate changes,      o The unmanaged MSCI WORLD                   shareholder transactions. Generally
political and economic upheaval, the         INDEX--service mark-- is a group of          accepted accounting principles require
relative lack of information about these     global securities tracked by Morgan          adjustments to be made to the net assets
companies, relatively low market             Stanley Capital International.               of the Fund at period end for financial
liquidity and the potential lack of                                                       reporting purposes, and as such, the net
strict financial and accounting controls     o The MSCI WORLD HEALTH CARE INDEX, a        asset values for shareholder
and standards.                               subset of the MSCI World Index, includes     transactions and the returns based on
                                             health care securities from developed        those net asset values may differ from
o Investing in emerging markets involves     countries. The unmanaged MSCI World          the net asset values and returns
greater risks than investing in more         Index tracks the performance of              reported in the Financial Highlights.
established markets. Risks for emerging      approximately 50 countries covered by
markets include risks relating to the        Morgan Stanley Capital International         The Fund provides a complete list of its
relatively smaller size and lesser           that are considered developed markets.       holdings four times in each fiscal year,
liquidity of these markets, high                                                          at the quarter-ends. For the second and
inflation rates, adverse political           o The unmanaged LIPPER HEALTH/               fourth quarters, the lists appear in the
developments and lack of timely              BIOTECHNOLOGY FUNDS INDEX represents an      Fund's semiannual and annual reports to
information.                                 average of the 30 largest health and         shareholders. For the first and third
                                             biotechnology funds tracked by Lipper        quarters, the Fund files the lists with
o Prices of equity securities change in      Inc., an independent mutual fund             the Securities and Exchange Commission
response to many factors including the       performance monitor.                         (SEC) on Form N-Q. The most recent list
historical and prospective earnings of                                                    of portfolio holdings is available at
the issuer, the value of its assets,         o The unmanaged STANDARD & POOR'S            AIMinvestments.com. From our home page,
general economic conditions, interest        COMPOSITE INDEX OF 500 STOCKS (the S&P       click on Products & Performance, then
rates, investor perceptions and market       500--Registered Trademark-- Index) is an     Mutual Funds, then Fund Overview. Select
liquidity.                                   index of common stocks frequently used       your Fund from the drop-down menu and
                                             as a general measure of U.S. stock           click on Complete Quarterly Holdings.
o The prices of initial public offering      market performance.                          Shareholders can also look up the Fund's
(IPO) securities may go up and down more                                                  Forms N-Q on the SEC Web site at
than prices of equity securities of          o The Fund is not managed to track the       sec.gov. Copies of the Fund's Forms N-Q
companies with longer trading histories.     performance of any particular index,         may be reviewed and copied at the SEC
In addition, companies offering              including the indexes defined here, and      Public Reference Room in Washington,
securities in IPOs may have less             consequently, the performance of the         D.C. You can obtain information on the
experienced management or limited            Fund may deviate significantly from the      operation of the Public Reference Room,
operating histories. There can be no         performance of the indexes.                  including information about duplicating
assurance that the                                                                        fee charges, by calling 202-942-8090 or
                                                                                          800-732-0330, or by electronic request
                                                                                          at the following e-mail address:
                                                                                          publicinfo@sec.gov.

                                                                                          Continued on page 9

================================================================================          ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                     GGHCX
=========================================================================                 Class B Shares                     GTHBX
NOT FDIC INSURED     MAY LOSE VALUE        NO BANK GUARANTEE                              Class C Shares                     GTHCX
AIMinvestments.com                                                                        Investor Class Shares              GTHIX
                                                                                          ========================================









AIM Global Health Care Fund





                     Dear Shareholders of The AIM Family of Funds
                     --Registered Trademark--:

                     We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

                        As we approach the end of 2006, it seems likely that
     [TAYLOR         many investors may see the value of their investments
      PHOTO]         increase this year. Global equity markets, collectively,
                     recorded double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                        While stock and bond markets generally enjoyed positive
                     year-to-date returns, their performance was affected by
                     short-term economic and geopolitical events. For example,
   Philip Taylor     the U.S. stock market was weak in the second quarter of
                     2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                        Short-term market fluctuations are a fact of life for
                     all investors. At AIM Investments--Registered Trademark--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                        We've changed the look of our annual reports to reflect
                     that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                        AIM has a variety of investment solutions, and knowing
                     which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                     OUR COMMITMENT TO YOU

                     In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                        Information about investing, the markets and your Fund
                     is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                     Sincerely,

                     /s/ PHILIP TAYLOR

                     Philip Taylor
                     President -- AIM Funds
                     CEO, AIM Investments

                     December 14, 2006

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Global Health Care Fund


                     Dear Fellow AIM Fund Shareholders:

                     At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                        Looking ahead, your Board finds many reasons to be
[CROCKETT            positive about AIM's management and strategic direction.
  PHOTO]             Most importantly, AIM's investment management discipline
                     has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                        In addition, AIM is realizing the benefits of belonging
                     to a leading independent global investment management
Bruce L. Crockett    organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                        The seven new AIM funds--which include Asian funds,
                     structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                        Your Board is very pleased with the overall direction
                     and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                     Sincerely,

                     /s/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     AIM Funds Board

                     December 14, 2006

                     *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Global Health Care Fund


Management's discussion                                                                   o Diversifying across industries.
of Fund performance
                                                                                          o Monitoring political trends that could
======================================================================================    negatively affect a specific industry.
PERFORMANCE SUMMARY
                                                                                            We may sell a holding when:
The fiscal year ended October 31, 2006, was a mixed year for health care stocks.
The Fund underperformed the S&P 500 Index for the fiscal year due to the strong           o We identify a more attractive
returns in the broad market over the period. While the Fund performed largely in          investment opportunity.
line with its peer group, our strategy caused us to underperform the MSCI World
Health Care Index due primarily to an underweight position in large-cap                   o We see a deterioration of a company's
pharmaceutical stocks. It is important to know that the benchmark is over 60%             fundamentals.
weighted in pharmaceuticals while the Fund is more diversified.
                                                                                          o A company fails to capitalize on a
   Your Fund's long-term performance appears on pages 8 and 9.                            market opportunity.

FUND VS. INDEXES                                                                          o A change in management occurs.
Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If sales
charges were included, returns would be lower.                                            o A stock's price target has been met.

Class A Shares                                                          8.31%             MARKET CONDITIONS AND YOUR FUND
Class B Shares                                                          7.52
Class C Shares                                                          7.51              The economy has enjoyed several years of
Investor Shares                                                         8.35              economic growth fueled by a low interest
MSCI World Index (Broad Market Index)                                  21.32              rate environment, a strong real estate
MSCI World Health Care Index (Style-Specific Index)                    13.53              market and resilient consumer spending.
Lipper Health/Biotechnology Funds Index (Peer Group Index)              8.71              However, in the past year, we have begun
                                                                                          to see a moderation of economic growth
SOURCE: LIPPER INC.                                                                       as the U.S. Federal Reserve Board (the
======================================================================================    Fed) raised short-term interest rates 17
                                                                                          times since June 2004 before pausing at
HOW WE INVEST                                services. We look for companies that are     5.25%. Although the current level of
                                             financially healthy and, in our opinion,     interest rates is low by historical
We seek health care stocks of all market     likely to sustain their profitability.       standards, a five-fold increase over a
capitalizations from around the world        We assess the long-term commercial           two-year period can potentially affect
that we believe are attractively priced      potential of each company's current and      the economy.
and have the potential to benefit from       prospective products, especially
long-term earnings and cash flow growth.     products that fill otherwise unfilled           Gross domestic product, a measure of
                                             market segments.                             economic growth, has slowed to 2.2% in
   We typically invest in four broad                                                      the third quarter of 2006 compared to
segments of the health care sector:            We seek to manage risk by generally:       the average from the fourth quarter of
pharmaceuticals, biotechnology, medical                                                   2002 to the first quarter 2006 of 3.6%.
technology and health                        o Limiting the size of investment in a       Additionally, inflation, as measured by
                                             single position.                             the consumer price index, was at an
                                                                                          annualized rate of 3.4% for September
                                                                                          2006, which is in line with the
                                                                                          inflation rate for


                                                                                                                        (continued)
========================================     ========================================     =========================================

  PORTFOLIO COMPOSITION                         TOP FIVE COUNTRIES*                          TOP 10 EQUITY HOLDINGS*

By industry                                  1. United States                    76.6%      1. Roche Holding A.G. (Switzerland) 5.6%
Pharmaceuticals                     35.8%    2. Switzerland                       9.7       2. Novartis A.G.-ADR (Switzerland)  4.1
Biotechnology                       22.0     3. France                            3.5       3. Johnson & Johnson                4.0
Health Care Equipment               12.6     4. United Kingdom                    2.1       4. Pfizer Inc.                      3.5
Health Care Services                 7.2     5. Japan                             2.0       5. Amgen Inc.                       3.4
Managed Health Care                  7.2                                                    6. Genzyme Corp.                    3.0
Life Sciences Tools & Services       6.1     Total Net Assets           $1.46 billion       7. Gilead Sciences, Inc.            3.0
Other Industries, Each Less Than                                                            8. Medco Health Solutions, Inc.     2.7
2.0% of Portfolio                    5.9     Total Number of Holdings*             97       9. Wyeth                            2.5
Money Market Funds Plus                                                                    10. UnitedHealth Group Inc.          2.0
Other Assets Less Liabilities        3.2



The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================      =========================================

AIM Global Health Care Fund

2005. Despite a moderating economic          position in MEDTRONIC, a company that                          Derek M. Taner
environment, the labor force has             develops and manufactures therapeutic                          Chartered Financial
remained intact with the unemployment        medical devices for chronic diseases, as        [TANER         Analyst, portfolio
rate at 4.4% as of October 31, 2006.         we saw fundamentals in implantable              PHOTO]         manager, is manager
Overall, we believed the economic            cardiac defibrillator growth                                   of AIM Global Health
outlook remained positive although           deteriorate.                                                   Care Fund. Mr. Taner
growth has slowed to a more subdued                                                       began his investment career in 1993 with
level than what we have seen in the past        We maintained our foreign exposure        another employer, where he worked as a
several years.                               with moderate weightings in Japan,           fixed income analyst, assistant
                                             France, Germany, UK and Switzerland. We      portfolio manager and manager of a
   Large-cap pharmaceuticals was the         reduced our Japanese holdings due to         health care fund. Mr. Taner joined AIM
best performing sector for the fiscal        profit-taking and increased our position     in 2005. He earned a bachelor of science
year. Sentiment has improved after four      in U.S. equities as we identified            degree in accounting and an M.B.A. from
years of underperformance due to             attractive buying opportunities in the       the Hass School of Business at the
improving growth rates driven by cost        region.                                      University of California at Berkeley.
restructurings, less patent expirations
and improving product pipelines. ROCHE          At the close of the fiscal year,          Assisted by the Global Health Care Team
HOLDING, a Swiss drug company with very      economic indicators showed that the
few expiring patents, experienced strong     economy had slowed, which tended to
sales of its cancer drug, Avastin. The       favor defensive growth sectors such as
company remained our top performing          health care. Historically, the health
stock due to its significant ownership       care sector has performed well in an
of GENENTECH, the biotech company that       environment of decelerating earnings
developed Avastin. The company continued     growth for the broader market. Moreover,
to perform well and showed positive          health care was one of the better
profit margin improvement.                   performing sectors in the past two
                                             quarters when the yield curve has been
   SHIRE PLC, a specialty pharmaceutical     completely inverted. This is the
company focused in areas of central          environment at the close of the fiscal
nervous system, gastrointestinal and         year. We continued to balance growth
human genetic therapies, contributed to      prospects with valuation to determine
Fund performance for the fiscal year.        the optimal portfolio structure.
The stock rose due to the patent
settlement for its largest product,          IN CLOSING
Adderall XR. Furthermore, the company
has a solid pipeline with new products       We would like to thank any new
in process for FDA approval.                 shareholders who joined the Fund during
                                             the period and thank existing
   UNITEDHEALTH, a U.S. health care          shareholders for their continued
insurer, detracted from performance for      commitment to AIM Global Health Care
the fiscal year. The stock was trimmed       Fund.
due largely to uncertainty surrounding
the options scandal at the company.          THE VIEWS AND OPINIONS EXPRESSED IN
Important to note is that the company        MANAGEMENT'S DISCUSSION OF FUND
remains a leader in the managed care         PERFORMANCE ARE THOSE OF A I M ADVISORS,
area with solid assets and sound             INC. THESE VIEWS AND OPINIONS ARE
fundamentals.                                SUBJECT TO CHANGE AT ANY TIME BASED ON
                                             FACTORS SUCH AS MARKET AND ECONOMIC
   MERGE TECHNOLOGIES, a health care         CONDITIONS. THESE VIEWS AND OPINIONS MAY
software and IT services company, also       NOT BE RELIED UPON AS INVESTMENT ADVICE
detracted from performance for the           OR RECOMMENDATIONS, OR AS AN OFFER FOR A
period. The company allegedly                PARTICULAR SECURITY. THE INFORMATION IS
misrepresented prior financial               NOT A COMPLETE ANALYSIS OF EVERY ASPECT
performance resulting in the replacement     OF ANY MARKET, COUNTRY, INDUSTRY,
of the entire senior management team. We     SECURITY OR THE FUND. STATEMENTS OF FACT
sold the position as a result of these       ARE FROM SOURCES CONSIDERED RELIABLE,
events.                                      BUT A I M ADVISORS, INC. MAKES NO
                                             REPRESENTATION OR WARRANTY AS TO THEIR
   During the fiscal year, we trimmed        COMPLETENESS OR ACCURACY. ALTHOUGH
MEDCO HEALTH SOLUTIONS, the largest          HISTORICAL PERFORMANCE IS NO GUARANTEE
pharmacy-benefit manager, as the stock       OF FUTURE RESULTS, THESE INSIGHTS MAY
appreciated from the purchase price, and     HELP YOU UNDERSTAND OUR INVESTMENT
we invested in new attractive                MANAGEMENT PHILOSOPHY.
opportunities. We also sold our
                                                   See important fund and index
                                              disclosures on the inside front cover.

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE
                                                                                          PAGES 8 AND 9.


AIM Global Health Care Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      expenses you paid for the period. You
costs, which may include sales charges       then multiply the result by the number       may use this information to compare the
(loads) on purchase payments or              in the table under the heading entitled      ongoing costs of investing in the fund
contingent deferred sales charges on         "Actual Expenses Paid During Period" to      and other Funds. To do so, compare this
redemptions, and redemption fees, if         estimate the expenses you paid on your       5% hypothetical example with the 5%
any; and (2) ongoing costs, including        account during this period.                  hypothetical examples that appear in the
management fees; distribution and/or                                                      shareholder reports of the other funds.
service (12b-1) fees; and other Fund         HYPOTHETICAL EXAMPLE FOR
expenses. This example is intended to        COMPARISON PURPOSES                             Please note that the expenses shown
help you understand your ongoing costs                                                    in the table are meant to highlight your
(in dollars) of investing in the Fund        The table below also provides                ongoing costs only and do not reflect
and to compare these costs with ongoing      information about hypothetical account       any transaction costs, such as sales
costs of investing in other mutual           values and hypothetical expenses based       charges (loads) on purchase payments,
funds. The example is based on an            on the Fund's actual expense ratio and       contingent deferred sales charges on
investment of $1,000 invested at the         an assumed rate of return of 5% per year     redemptions, and redemption fees, if
beginning of the period and held for the     before expenses, which is not the Fund's     any. Therefore, the hypothetical
entire period May 1, 2006, through           actual return. The Fund's actual             information is useful in comparing
October 31, 2006.                            cumulative total returns at net asset        ongoing costs only, and will not help
                                             value after expenses for the six months      you determine the relative total costs
ACTUAL EXPENSES                              ended October 31, 2006, appear in the        of owning different funds. In addition,
                                             table "Cumulative Total Returns" on page     if these transaction costs were
The table below provides information         9.                                           included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table, together with the amount you
invested, to

====================================================================================================================================

                                                     ACTUAL                         HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING            EXPENSES           ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING      ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (5/1/06)            (10/31/06)(1)        PERIOD(2)         (10/31/06)           PERIOD(2)          RATIO
   A               $1,000.00             $1,024.60            $6.28            $1,019.00            $6.26              1.23%
   B                1,000.00              1,020.70            10.08             1,015.22            10.06              1.98
   C                1,000.00              1,020.70            10.08             1,015.22            10.06              1.98
Investor            1,000.00              1,024.90             6.28             1,019.00             6.26              1.23

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Global Health Care Fund

Your Fund's long-term performance

RESULTS OF A $10,000 INVESTMENT

Index data from 7/31/89, Fund data from 8/7/89

===============================================================================

                               [MOUNTAIN CHART]

        DATE     AIM GLOBAL HEALTH FUND        MSCI WORLD
                    -CLASS A SHARES              INDEX

      7/31/89                                   $10000
         8/89              $9533                  9756
         9/89               9574                 10028
        10/89               9780                  9692
        11/89              10120                 10076
        12/89              10286                 10397
         1/90               9822                  9909
         2/90               9830                  9481
         3/90              10103                  8906
         4/90              10103                  8775
         5/90              11197                  9696
         6/90              11495                  9624
         7/90              11520                  9709
         8/90              10758                  8797
         9/90              10326                  7867
        10/90              10633                  8598
        11/90              11354                  8454
        12/90              11635                  8628
         1/91              12409                  8940
         2/91              13438                  9765
         3/91              14212                  9474
         4/91              13924                  9545
         5/91              14621                  9759
         6/91              13941                  9153
         7/91              14927                  9582
         8/91              15301                  9549
         9/91              15455                  9797
        10/91              16399                  9952
        11/91              15779                  9516
        12/91              18375                 10205
         1/92              18134                 10013
         2/92              17379                  9838
         3/92              16215                  9371
         4/92              15197                  9499
         5/92              15557                  9874
         6/92              14949                  9540
         7/92              15557                  9561
         8/92              15171                  9790
         9/92              14828                  9697
        10/92              14940                  9432
        11/92              15881                  9597
        12/92              15889                  9672
         1/93              15323                  9701
         2/93              13337                  9928
         3/93              13525                 10501
         4/93              13610                 10985
         5/93              14423                 11235
         6/93              14466                 11138
         7/93              14081                 11364
         8/93              14184                 11883
         9/93              14749                 11660
        10/93              15289                 11979
        11/93              15443                 11298
        12/93              16302                 11848
         1/94              17410                 12627
         2/94              16714                 12461
         3/94              15622                 11921
         4/94              15588                 12287
         5/94              15527                 12315
         6/94              14695                 12278
         7/94              15314                 12509
         8/94              16894                 12883
         9/94              16885                 12542
        10/94              16835                 12895
        11/94              16422                 12333
        12/94              16350                 12450
         1/95              16877                 12260
         2/95              17201                 12436
         3/95              17754                 13032
         4/95              17311                 13483
         5/95              17247                 13596
         6/95              17524                 13588
         7/95              18625                 14265
         8/95              18977                 13944
         9/95              19891                 14347
        10/95              20168                 14118
        11/95              21241                 14606
        12/95              22394                 15029
         1/96              23541                 15298
         2/96              24235                 15388
         3/96              24708                 15641
         4/96              24898                 16006
         5/96              25319                 16016
         6/96              24129                 16094
         7/96              21931                 15522
         8/96              23731                 15697
         9/96              25490                 16309
        10/96              24837                 16419
        11/96              24996                 17336
        12/96              27736                 17055
         1/97              28670                 17258
         2/97              28865                 17453
         3/97              25448                 17104
         4/97              24069                 17660
         5/97              28319                 18747
         6/97              28639                 19679
         7/97              29117                 20582
         8/97              29493                 19202
         9/97              32628                 20242
        10/97              31887                 19173
        11/97              31068                 19509
        12/97              29949                 19744
         1/98              29527                 20291
         2/98              32016                 21660
         3/98              32061                 22571
         4/98              32574                 22788
         5/98              32063                 22499
         6/98              32893                 23030
         7/98              32729                 22990
         8/98              27404                 19920
         9/98              29168                 20269
        10/98              30391                 22098
        11/98              32412                 23409
        12/98              35474                 24549
         1/99              36652                 25083
         2/99              35476                 24412
         3/99              38612                 25425
         4/99              37782                 26424
         5/99              36875                 25455
         6/99              38276                 26638
         7/99              38322                 26555
         8/99              37479                 26504
         9/99              35110                 26243
        10/99              36195                 27604
        11/99              38157                 28377
        12/99              37428                 30670
         1/00              38128                 28910
         2/00              39726                 28985
         3/00              39610                 30985
         4/00              39179                 29671
         5/00              40609                 28916
         6/00              44219                 29886
         7/00              45134                 29041
         8/00              47296                 29983
         9/00              50559                 28385
        10/00              50125                 27906
        11/00              53122                 26208
        12/00              56920                 26628
         1/01              54581                 27141
         2/01              57425                 24844
         3/01              52021                 23208
         4/01              54325                 24919
         5/01              54847                 24594
         6/01              59992                 23820
         7/01              59416                 23502
         8/01              58768                 22371
         9/01              56488                 20396
        10/01              55578                 20786
        11/01              58402                 22012
        12/01              59611                 22148
         1/02              58007                 21475
         2/02              55118                 21286
         3/02              58282                 22267
         4/02              57641                 21469
         5/02              57238                 21504
         6/02              53260                 20196
         7/02              51358                 18492
         8/02              51060                 18523
         9/02              48834                 16484
        10/02              47936                 17699
        11/02              47936                 18650
        12/02              46095                 17744
         1/03              45348                 17203
         2/03              43144                 16902
         3/03              43550                 16846
         4/03              45091                 18339
         5/03              48406                 19383
         6/03              49945                 19716
         7/03              49815                 20115
         8/03              48874                 20547
         9/03              50926                 20670
        10/03              51527                 21895
        11/03              53130                 22226
        12/03              55977                 23618
         1/04              57819                 23997
         2/04              58311                 24399
         3/04              57646                 24237
         4/04              56896                 23741
         5/04              56276                 23939
         6/04              57070                 24449
         7/04              55592                 23651
         8/04              56320                 23755
         9/04              56038                 24204
        10/04              56425                 24796
        11/04              57001                 26099
        12/04              61105                 27095
         1/05              58819                 26485
         2/05              58819                 27324
         3/05              57302                 26796
         4/05              58201                 26210
         5/05              59680                 26676
         6/05              60127                 26907
         7/05              63272                 27846
         8/05              64430                 28056
         9/05              65139                 28785
        10/05              63686                 28087
        11/05              65272                 29022
        12/05              66427                 29665
         1/06              69031                 30990
         2/06              70198                 30944
         3/06              69797                 31624
         4/06              67327                 32585
         5/06              64903                 31472
         6/06              64572                 31462
         7/06              65540                 31659
         8/06              67854                 32480
         9/06              68098                 32868
        10/06              68899                 34074

===============================================================================
                                                            SOURCE: LIPPER INC.

Past performance cannot guarantee            chart and table(s) does not reflect          during the early years shown in the
comparable future results.                   deduction of taxes a shareholder would       chart. The vertical axis, the one that
                                             pay on Fund distributions or sale of         indicates the dollar value of an
    The data shown in the chart include      Fund shares. Performance of the indexes      investment, is constructed with each
reinvested distributions, applicable         does not reflect the effects of taxes.       segment representing a percent change in
sales charges, Fund expenses and                                                          the value of the investment. In this
management fees. Index results include           This chart, which is a logarithmic       chart, each segment represents a
reinvested dividends, but they do not        chart, presents the fluctuations in the      doubling, or 100% change, in the value
reflect sales charges. Performance of an     value of the Fund and its indexes. We        of the investment. In other words, the
index of funds reflects fund expenses        believe that a logarithmic chart is more     space between $10,000 and $20,000 is the
and management fees; performance of a        effective than other types of charts in      same size as the space between $20,000
market index does not. Performance shown     illustrating changes in value                and $40,000, and so on.
in the

AIM Global Health Care Fund


========================================     ========================================     ========================================
 AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar      6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares             2.46%
Inception (8/7/89)               11.85%      CLASS A SHARES                               Class B Shares             2.07
10 Years                         10.12       Inception (8/7/89)               11.83%      Class C Shares             2.07
 5 Years                          3.24       10 Years                          9.70       Investor Class Shares      2.49
 1 Year                           2.37        5 Years                          2.64       ========================================
                                              1 Year                          -1.20
CLASS B SHARES
Inception (4/1/93)               12.51%      CLASS B SHARES
10 Years                         10.31       Inception (4/1/93)               12.49%
 5 Years                          3.46       10 Years                          9.87
 1 Year                           2.52        5 Years                          2.86
                                              1 Year                          -1.25
CLASS C SHARES
Inception (3/1/99)                8.50%      CLASS C SHARES
 5 Years                          3.81       Inception (3/1/99)                8.43%
 1 Year                           6.51        5 Years                          3.21
                                              1 Year                           2.75
INVESTOR CLASS SHARES
10 Years                         10.75%      Investor Class Shares
 5 Years                          4.42       10 Years                         10.32%
 1 Year                           8.35        5 Years                          3.80
                                              1 Year                           4.51
 ========================================     =======================================

INVESTOR CLASS SHARES' INCEPTION DATE IS     CANNOT GUARANTEE COMPARABLE FUTURE           PERFORMANCE REFLECTS THE APPLICABLE
JULY 15, 2005. RETURNS SINCE THAT DATE       RESULTS; CURRENT PERFORMANCE MAY BE          CONTINGENT DEFERRED SALES CHARGE (CDSC)
ARE HISTORICAL RETURNS. ALL OTHER            LOWER OR HIGHER. PLEASE VISIT                FOR THE PERIOD INVOLVED. THE CDSC ON
RETURNS ARE BLENDED RETURNS OF               AIMinvestments.com FOR THE MOST RECENT       CLASS B SHARES DECLINES FROM 5%
HISTORICAL INVESTOR CLASS SHARE              MONTH-END PERFORMANCE. PERFORMANCE           BEGINNING AT THE TIME OF PURCHASE TO 0%
PERFORMANCE AND RESTATED CLASS A SHARE       FIGURES REFLECT REINVESTED                   AT THE BEGINNING OF THE SEVENTH YEAR.
PERFORMANCE (FOR PERIODS PRIOR TO THE        DISTRIBUTIONS, CHANGES IN NET ASSET          THE CDSC ON CLASS C SHARES IS 1% FOR THE
INCEPTION DATE OF INVESTOR CLASS SHARES)     VALUE AND THE EFFECT OF THE MAXIMUM          FIRST YEAR AFTER PURCHASE. INVESTOR
AT NET ASSET VALUE, WHICH RESTATED           SALES CHARGE UNLESS OTHERWISE STATED.        CLASS SHARES DO NOT HAVE A FRONT-END
PERFORMANCE WILL REFLECT THE RULE 12b-1      INVESTMENT RETURN AND PRINCIPAL VALUE        SALES CHARGE OR A CDSC; THEREFORE,
FEES APPLICABLE TO CLASS A SHARES FOR        WILL FLUCTUATE SO THAT YOU MAY HAVE A        PERFORMANCE IS AT NET ASSET VALUE.
THE PERIOD USING BLENDED RETURNS. CLASS      GAIN OR LOSS WHEN YOU SELL SHARES.
A SHARES' INCEPTION DATE IS AUGUST 7,                                                         THE PERFORMANCE OF THE FUND'S SHARE
1989.                                            CLASS A SHARE PERFORMANCE REFLECTS       CLASSES WILL DIFFER PRIMARILY DUE TO
                                             THE MAXIMUM 5.50% SALES CHARGE, AND          DIFFERENT SALES CHARGE STRUCTURES AND
    THE PERFORMANCE DATA QUOTED              CLASS B AND CLASS C SHARE                    CLASS EXPENSES.
REPRESENT PAST PERFORMANCE AND



Continued from inside front cover

The SEC file numbers for the Fund are        On the home page, scroll down and click      click on Proxy Voting Activity. Next,
811-05426 and 033-19338.                     on AIM Funds Proxy Policy. The               select the Fund from the drop-down menu.
                                             information is also available on the SEC     The information is also available on the
A description of the policies and            Web site, sec.gov.                           SEC Web site, sec.gov.
procedures that the Fund uses to
determine how to vote proxies relating       Information regarding how the Fund voted
to portfolio securities is available         proxies related to its portfolio
without charge, upon request, from our       securities during the 12 months ended
Client Services department at                June 30, 2006, is available at our Web
800-959-4246 or on the AIM Web site,         site. Go to AIMinvestments.com, access
AIMinvestments.com.                          the About Us tab, click on Required
                                             Notices and then

AIM Global Health Care Fund


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      services to be provided by AIM under the     whether to continue the Advisory
Funds (the "Board") oversees the             Advisory Agreement was appropriate and       Agreement for the Fund, the Board
management of AIM Global Health Care         that AIM currently is providing services     concluded that no changes should be made
Fund (the "Fund") and, as required by        in accordance with the terms of the          to the Fund and that it was not
law, determines annually whether to          Advisory Agreement.                          necessary to change the Fund's portfolio
approve the continuance of the Fund's                                                     management team at this time. Although
advisory agreement with A I M Advisors,      o The quality of services to be provided     the independent written evaluation of
Inc. ("AIM"). Based upon the                 by AIM. The Board reviewed the               the Fund's Senior Officer (discussed
recommendation of the Investments            credentials and experience of the            below) only considered Fund performance
Committee of the Board, at a meeting         officers and employees of AIM who will       through the most recent calendar year,
held on June 27, 2006, the Board,            provide investment advisory services to      the Board also reviewed more recent Fund
including all of the independent             the Fund. In reviewing the                   performance, which did not change their
trustees, approved the continuance of        qualifications of AIM to provide             conclusions.
the advisory agreement (the "Advisory        investment advisory services, the Board
Agreement") between the Fund and AIM for     considered such issues as AIM's              o Meeting with the Fund's portfolio
another year, effective July 1, 2006.        portfolio and product review process,        managers and investment personnel. With
                                             various back office support functions        respect to the Fund, the Board is
   The Board considered the factors          provided by AIM and AIM's equity and         meeting periodically with such Fund's
discussed below in evaluating the            fixed income trading operations. Based       portfolio managers and/or other
fairness and reasonableness of the           on the review of these and other             investment personnel and believes that
Advisory Agreement at the meeting on         factors, the Board concluded that the        such individuals are competent and able
June 27, 2006 and as part of the Board's     quality of services to be provided by        to continue to carry out their
ongoing oversight of the Fund. In their      AIM was appropriate and that AIM             responsibilities under the Advisory
deliberations, the Board and the             currently is providing satisfactory          Agreement.
independent trustees did not identify        services in accordance with the terms of
any particular factor that was               the Advisory Agreement.                      o Overall performance of AIM. The Board
controlling, and each trustee attributed                                                  considered the overall performance of
different weights to the various             o The performance of the Fund relative       AIM in providing investment advisory and
factors.                                     to comparable funds. The Board reviewed      portfolio administrative services to the
                                             the performance of the Fund during the       Fund and concluded that such performance
   One responsibility of the independent     past one, three and five calendar years      was satisfactory.
Senior Officer of the Fund is to manage      against the performance of funds advised
the process by which the Fund's proposed     by other advisors with investment            o Fees relative to those clients of AIM
management fees are negotiated to ensure     strategies comparable to those of the        with comparable investment strategies.
that they are negotiated in a manner         Fund. The Board noted that the Fund's        The Board reviewed the effective
which is at arms' length and reasonable.     performance was below the median             advisory fee rate (before waivers) for
To that end, the Senior Officer must         performance of such comparable funds for     the Fund under the Advisory Agreement.
either supervise a competitive bidding       the one and three year periods and above     The Board noted that this rate was (i)
process or prepare an independent            such median performance for the five         below the effective advisory fee rate
written evaluation. The Senior Officer       year period. The Board noted that AIM        (before waivers) for a mutual fund
has recommended an independent written       has recently made changes to the Fund's      advised by AIM with investment
evaluation in lieu of a competitive          portfolio management team, which need        strategies comparable to those of the
bidding process and, upon the direction      more time to be evaluated before a           Fund; (ii) above the effective
of the Board, has prepared such an           conclusion can be made that the changes      sub-advisory fee rates for four offshore
independent written evaluation. Such         have addressed the Fund's                    funds advised and sub-advised by AIM
written evaluation also considered           under-performance. Based on this review      affiliates with investment strategies
certain of the factors discussed below.      and after taking account of all of the       comparable to those of the Fund,
In addition, as discussed below, the         other factors that the Board considered      although the total advisory fees for two
Senior Officer made a recommendation to      in determining whether to continue the       such offshore funds were comparable to
the Board in connection with such            Advisory Agreement for the Fund, the         or above those for the Fund; and (iii)
written evaluation.                          Board concluded that no changes should       comparable to the effective sub-advisory
                                             be made to the Fund and that it was not      fee rates for two variable insurance
   The discussion below serves as a          necessary to change the Fund's portfolio     funds sub-advised by an AIM affiliate
summary of the Senior Officer's              management team at this time. Although       and offered to insurance company
independent written evaluation and           the independent written evaluation of        separate accounts with investment
recommendation to the Board in               the Fund's Senior Officer (discussed         strategies comparable to those of the
connection therewith, as well as a           below) only considered Fund performance      Fund, although the total advisory fees
discussion of the material factors and       through the most recent calendar year,       for such variable insurance funds were
the conclusions with respect thereto         the Board also reviewed more recent Fund     comparable to those for the Fund. The
that formed the basis for the Board's        performance, which did not change their      Board noted that AIM has agreed to waive
approval of the Advisory Agreement.          conclusions.                                 advisory fees of the Fund and to limit
After consideration of all of the                                                         the Fund's total annual operating
factors below and based on its informed      o The performance of the Fund relative       expenses, as discussed below. Based on
business judgment, the Board determined      to indices. The Board reviewed the           this review, the Board concluded that
that the Advisory Agreement is in the        performance of the Fund during the past      the advisory fee rate for the Fund under
best interests of the Fund and its           one, three and five calendar years           the Advisory Agreement was fair and
shareholders and that the compensation       against the performance of the Lipper        reasonable.
to AIM under the Advisory Agreement is       Health/Biotech Fund Index. The Board
fair and reasonable and would have been      noted that the Fund's performance was        o Fees relative to those of comparable
obtained through arm's length                below the performance of such Index for      funds with other advisors. The Board
negotiations.                                the one and three year periods and above     reviewed the advisory fee rate for the
                                             such Index for the five year period. The     Fund under the Advisory Agreement. The
   Unless otherwise stated, information      Board noted that AIM has recently made       Board compared effective contractual
presented below is as of June 27, 2006       changes to the Fund's portfolio              advisory fee rates at a common asset
and does not reflect any changes that        management team, which need more time to     level at the end of the past calendar
may have occurred since June 27, 2006,       be evaluated before a conclusion can be      year and noted that the Fund's rate was
including but not limited to changes to      made that the changes have addressed the     below the median rate of the funds
the Fund's performance, advisory fees,       Fund's under-performance. Based on this      advised by other advisors with
expense limitations and/or fee waivers.      review and after taking account of all       investment strategies comparable to
                                             of the other factors that the Board          those of the Fund that the Board
o The nature and extent of the advisory      considered in determining                    reviewed. The Board noted that AIM has
services to be provided by AIM. The                                                       agreed to waive advisory fees of the
Board reviewed the services to be                                                         Fund and to limit
provided by AIM under the Advisory
Agreement. Based on such review, the
Board concluded that the range of                                                                                       (continued)

AIM Global Health Care Fund

the Fund's total annual operating            higher net return, increased liquidity,      advised by AIM are used to pay for
expenses, as discussed below. Based on       increased diversification or decreased       research and execution services. This
this review, the Board concluded that        transaction costs. The Board also found      research may be used by AIM in making
the advisory fee rate for the Fund under     that the Fund will not receive reduced       investment decisions for the Fund. The
the Advisory Agreement was fair and          services if it invests its cash balances     Board concluded that such arrangements
reasonable.                                  in such money market funds. The Board        were appropriate.
                                             noted that, to the extent the Fund
o Expense limitations and fee waivers.       invests uninvested cash in affiliated        o AIM's financial soundness in light of
The Board noted that AIM has                 money market funds, AIM has voluntarily      the Fund's needs. The Board considered
contractually agreed to waive advisory       agreed to waive a portion of the             whether AIM is financially sound and has
fees of the Fund through December 31,        advisory fees it receives from the Fund      the resources necessary to perform its
2009 to the extent necessary so that the     attributable to such investment. The         obligations under the Advisory
advisory fees payable by the Fund do not     Board further determined that the            Agreement, and concluded that AIM has
exceed a specified maximum advisory fee      proposed securities lending program and      the financial resources necessary to
rate, which maximum rate includes            related procedures with respect to the       fulfill its obligations under the
breakpoints and is based on net asset        lending Fund is in the best interests of     Advisory Agreement.
levels. The Board considered the             the lending Fund and its respective
contractual nature of this fee waiver        shareholders. The Board therefore            o Historical relationship between the
and noted that it remains in effect          concluded that the investment of cash        Fund and AIM. In determining whether to
until December 31, 2009. The Board noted     collateral received in connection with       continue the Advisory Agreement for the
that AIM has voluntarily agreed to waive     the securities lending program in the        Fund, the Board also considered the
fees and/or limit expenses of the Fund       money market funds according to the          prior relationship between AIM and the
in an amount necessary to limit total        procedures is in the best interests of       Fund, as well as the Board's knowledge
annual operating expenses to a specified     the lending Fund and its respective          of AIM's operations, and concluded that
percentage of average daily net assets       shareholders.                                it was beneficial to maintain the
for each class of the Fund. The Board                                                     current relationship, in part, because
considered the voluntary nature of this      o Independent written evaluation and         of such knowledge. The Board also
fee waiver/expense limitation and noted      recommendations of the Fund's Senior         reviewed the general nature of the
that it can be terminated at any time by     Officer. The Board noted that, upon          non-investment advisory services
AIM without further notice to investors.     their direction, the Senior Officer of       currently performed by AIM and its
The Board considered the effect these        the Fund, who is independent of AIM and      affiliates, such as administrative,
fee waivers/expense limitations would        AIM's affiliates, had prepared an            transfer agency and distribution
have on the Fund's estimated expenses        independent written evaluation in order      services, and the fees received by AIM
and concluded that the levels of fee         to assist the Board in determining the       and its affiliates for performing such
waivers/expense limitations for the Fund     reasonableness of the proposed               services. In addition to reviewing such
were fair and reasonable.                    management fees of the AIM Funds,            services, the trustees also considered
                                             including the Fund. The Board noted that     the organizational structure employed by
o Breakpoints and economies of scale.        the Senior Officer's written evaluation      AIM and its affiliates to provide those
The Board reviewed the structure of the      had been relied upon by the Board in         services. Based on the review of these
Fund's advisory fee under the Advisory       this regard in lieu of a competitive         and other factors, the Board concluded
Agreement, noting that it includes six       bidding process. In determining whether      that AIM and its affiliates were
breakpoints. The Board reviewed the          to continue the Advisory Agreement for       qualified to continue to provide
level of the Fund's advisory fees, and       the Fund, the Board considered the           non-investment advisory services to the
noted that such fees, as a percentage of     Senior Officer's written evaluation and      Fund, including administrative, transfer
the Fund's net assets, have decreased as     the recommendation made by the Senior        agency and distribution services, and
net assets increased because the             Officer to the Board that the Board          that AIM and its affiliates currently
Advisory Agreement includes breakpoints.     consider whether the advisory fee            are providing satisfactory
The Board noted that, due to the Fund's      waivers for certain equity AIM Funds,        non-investment advisory services.
asset levels at the end of the past          including the Fund, should be
calendar year and the way in which the       simplified. The Board concluded that it      o Other factors and current trends. The
advisory fee breakpoints have been           would be advisable to consider this          Board considered the steps that AIM and
structured, the Fund has yet to fully        issue and reach a decision prior to the      its affiliates have taken over the last
benefit from the breakpoints. The Board      expiration date of such advisory fee         several years, and continue to take, in
noted that AIM has contractually agreed      waivers.                                     order to improve the quality and
to waive advisory fees of the Fund                                                        efficiency of the services they provide
through December 31, 2009 to the extent      o Profitability of AIM and its               to the Funds in the areas of investment
necessary so that the advisory fees          affiliates. The Board reviewed               performance, product line
payable by the Fund do not exceed a          information concerning the profitability     diversification, distribution, fund
specified maximum advisory fee rate,         of AIM's (and its affiliates')               operations, shareholder services and
which maximum rate includes breakpoints      investment advisory and other activities     compliance. The Board concluded that
and is based on net asset levels. The        and its financial condition. The Board       these steps taken by AIM have improved,
Board concluded that the Fund's fee          considered the overall profitability of      and are likely to continue to improve,
levels under the Advisory Agreement          AIM, as well as the profitability of AIM     the quality and efficiency of the
therefore reflect economies of scale and     in connection with managing the Fund.        services AIM and its affiliates provide
that it was not necessary to change the      The Board noted that AIM's operations        to the Fund in each of these areas, and
advisory fee breakpoints in the Fund's       remain profitable, although increased        support the Board's approval of the
advisory fee schedule.                       expenses in recent years have reduced        continuance of the Advisory Agreement
                                             AIM's profitability. Based on the review     for the Fund.
o Investments in affiliated money market     of the profitability of AIM's and its
funds. The Board also took into account      affiliates' investment advisory and
the fact that uninvested cash and cash       other activities and its financial
collateral from securities lending           condition, the Board concluded that the
arrangements, if any (collectively,          compensation to be paid by the Fund to
"cash balances") of the Fund may be          AIM under its Advisory Agreement was not
invested in money market funds advised       excessive.
by AIM pursuant to the terms of an SEC
exemptive order. The Board found that        o Benefits of soft dollars to AIM. The
the Fund may realize certain benefits        Board considered the benefits realized
upon investing cash balances in AIM          by AIM as a result of brokerage
advised money market funds, including a      transactions executed through "soft
                                             dollar" arrangements. Under these
                                             arrangements, brokerage commissions paid
                                             by the Fund and/or other funds

AIM Global Health Care Fund

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                   SHARES           VALUE
------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-76.53%

BIOTECHNOLOGY-21.41%

Altus Pharmaceuticals Inc.(a)                         158,074   $    2,605,059
------------------------------------------------------------------------------
Amgen Inc.(a)                                         646,300       49,060,633
------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(a)                        249,846        3,810,151
------------------------------------------------------------------------------
Array BioPharma Inc.(a)                               444,107        4,361,131
------------------------------------------------------------------------------
Biogen Idec Inc.(a)                                   500,886       23,842,173
------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(a)                       229,102        3,672,505
------------------------------------------------------------------------------
Celgene Corp.(a)                                      159,114        8,503,052
------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(a)                       326,221        7,264,942
------------------------------------------------------------------------------
Genentech, Inc.(a)                                    181,740       15,138,942
------------------------------------------------------------------------------
Genzyme Corp.(a)                                      658,462       44,452,770
------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                              637,543       43,926,713
------------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)                        704,412        9,403,900
------------------------------------------------------------------------------
InterMune, Inc.(a)(b)                                 174,945        3,866,284
------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.(a)                     257,414        3,614,092
------------------------------------------------------------------------------
Mannkind Corp.(a)(b)                                  179,040        3,625,560
------------------------------------------------------------------------------
Medarex, Inc.(a)                                      413,074        5,336,916
------------------------------------------------------------------------------
MedImmune, Inc.(a)                                     68,819        2,204,961
------------------------------------------------------------------------------
Myogen, Inc.(a)                                       231,276       12,095,735
------------------------------------------------------------------------------
Myriad Genetics, Inc.(a)                              144,240        3,878,614
------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                           91,975        3,520,803
------------------------------------------------------------------------------
Panacos Pharmaceuticals Inc.(a)                       596,617        4,092,793
------------------------------------------------------------------------------
PDL BioPharma Inc.(a)                                 617,936       13,056,988
------------------------------------------------------------------------------
Theravance, Inc.(a)                                   138,521        4,357,871
------------------------------------------------------------------------------
United Therapeutics Corp.(a)(b)                       284,214       17,010,208
------------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(a)                        324,099       13,158,419
------------------------------------------------------------------------------
ZymoGenetics, Inc.(a)                                 417,753        6,704,936
==============================================================================
                                                                   312,566,151
==============================================================================

DRUG RETAIL-0.82%

CVS Corp.                                             379,329       11,903,344
==============================================================================

HEALTH CARE DISTRIBUTORS-0.88%

PSS World Medical, Inc.(a)                            641,296       12,902,876
==============================================================================

HEALTH CARE EQUIPMENT-12.57%

Baxter International Inc.                             350,840       16,128,115
------------------------------------------------------------------------------
Biomet, Inc.                                          310,117       11,734,827
------------------------------------------------------------------------------
Cytyc Corp.(a)                                      1,014,716       26,808,797
------------------------------------------------------------------------------
Dexcom Inc.(a)                                        760,328        6,690,886
------------------------------------------------------------------------------
Hospira, Inc.(a)                                      390,556       14,196,711
------------------------------------------------------------------------------
Mentor Corp.                                          462,067       21,624,735
------------------------------------------------------------------------------
NxStage Medical, Inc.(a)(b)                           796,891        5,841,211
------------------------------------------------------------------------------
Respironics, Inc.(a)                                  524,200       18,514,744
------------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                             298,343       10,248,082
------------------------------------------------------------------------------

                                                   SHARES           VALUE
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-(CONTINUED)

Thoratec Corp.(a)                                     575,245   $    9,060,109
------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                       238,400       13,078,624
------------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                         437,018       10,798,715
------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                              261,079       18,800,299
==============================================================================
                                                                   183,525,855
==============================================================================

HEALTH CARE SERVICES-7.25%

DaVita, Inc.(a)                                       452,957       25,197,998
------------------------------------------------------------------------------
Express Scripts, Inc.(a)                              210,314       13,401,208
------------------------------------------------------------------------------
HMS Holdings Corp.(a)(c)                              697,959        9,589,957
------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                       748,199       40,028,646
------------------------------------------------------------------------------
Omnicare, Inc.                                        168,405        6,379,181
------------------------------------------------------------------------------
Quest Diagnostics Inc.                                225,904       11,236,465
==============================================================================
                                                                   105,833,455
==============================================================================

HEALTH CARE SUPPLIES-0.62%

Cooper Cos., Inc. (The)                               157,601        9,082,546
==============================================================================

HEALTH CARE TECHNOLOGY-1.09%

Eclipsys Corp.(a)                                     506,262       10,727,692
------------------------------------------------------------------------------
TriZetto Group, Inc. (The)(a)                         301,083        5,145,508
==============================================================================
                                                                    15,873,200
==============================================================================

INDUSTRIAL CONGLOMERATES-1.78%

Tyco International Ltd.                               884,484       26,030,364
==============================================================================

LIFE & HEALTH INSURANCE-0.69%

Universal American Financial Corp.(a)                 543,805       10,109,335
==============================================================================

LIFE SCIENCES TOOLS & SERVICES-5.45%

Charles River Laboratories International,
  Inc.(a)                                             344,138       14,770,403
------------------------------------------------------------------------------
Dionex Corp.(a)                                       148,481        8,077,367
------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)               102,816        8,803,106
------------------------------------------------------------------------------
Invitrogen Corp.(a)                                   208,884       12,117,361
------------------------------------------------------------------------------
Millipore Corp.(a)                                     15,710        1,013,766
------------------------------------------------------------------------------
Molecular Devices Corp.(a)                            115,595        2,328,083
------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.              580,980       18,388,017
------------------------------------------------------------------------------
Thermo Electron Corp.(a)                              203,382        8,718,986
------------------------------------------------------------------------------
Varian Inc.(a)                                        113,006        5,298,851
==============================================================================
                                                                    79,515,940
==============================================================================

MANAGED HEALTH CARE-7.20%

Aetna Inc.                                            358,216       14,765,663
------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
  $9,929,723)(a)(d)(e)                                735,535       12,504,095
------------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                         283,083       13,290,747
------------------------------------------------------------------------------
Health Net Inc.(a)                                    507,105       21,049,929
------------------------------------------------------------------------------

AIM Global Health Care Fund


                                                   SHARES           VALUE
------------------------------------------------------------------------------
MANAGED HEALTH CARE-(CONTINUED)

UnitedHealth Group Inc.                               600,974   $   29,315,512
------------------------------------------------------------------------------
WellPoint Inc.(a)                                     186,942       14,267,413
==============================================================================
                                                                   105,193,359
==============================================================================

PHARMACEUTICALS-16.77%

Allergan, Inc.                                        209,604       24,209,262
------------------------------------------------------------------------------
Cadence Pharmaceuticals, Inc.(a)                      372,454        3,575,558
------------------------------------------------------------------------------
Cypress Bioscience, Inc.(a)                           512,317        4,037,058
------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(a)                 234,947        6,705,387
------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                          324,707       15,891,161
------------------------------------------------------------------------------
Johnson & Johnson                                     862,645       58,142,273
------------------------------------------------------------------------------
Lilly (Eli) and Co.                                   251,500       14,086,515
------------------------------------------------------------------------------
Medicines Co. (The)(a)                                211,805        5,498,458
------------------------------------------------------------------------------
Pfizer Inc.                                         1,892,645       50,438,989
------------------------------------------------------------------------------
POZEN Inc.(a)(b)                                      248,481        4,132,239
------------------------------------------------------------------------------
Sepracor Inc.(a)                                      147,297        7,624,093
------------------------------------------------------------------------------
Warner Chilcott Ltd.-Class A(a)                       716,017        9,451,424
------------------------------------------------------------------------------
Wyeth                                                 706,922       36,074,230
------------------------------------------------------------------------------
Xenoport Inc.(a)                                      210,400        5,064,328
==============================================================================
                                                                   244,930,975
==============================================================================
    Total Domestic Common Stocks (Cost
      $945,118,511)                                              1,117,467,400
==============================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-20.28%

AUSTRALIA-0.24%

CSL Ltd. (Biotechnology)(f)                            82,064        3,560,173
==============================================================================

CANADA-1.05%

Cardiome Pharma Corp. (Pharmaceuticals)(a)            529,099        6,089,930
------------------------------------------------------------------------------
MDS Inc. (Life Sciences Tools & Services)             520,200        9,174,276
==============================================================================
                                                                    15,264,206
==============================================================================

FRANCE-3.53%

Ipsen S.A. (Pharmaceuticals) (Acquired
  12/06/05; Cost $15,863,951)(d)(f)                   606,049       25,008,627
------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(f)                   313,000       26,585,039
==============================================================================
                                                                    51,593,666
==============================================================================

GERMANY-1.27%

Merck KGaA (Pharmaceuticals)                          175,391       18,490,861
==============================================================================

JAPAN-2.02%

Eisai Co., Ltd. (Pharmaceuticals)(f)                  328,500       16,773,207
------------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals)(b)(f)          636,850       12,735,627
==============================================================================
                                                                    29,508,834
==============================================================================

SPAIN-0.34%

Grifols S.A. (Biotechnology) (Acquired
  05/16/06 Cost $2,701,233)(a)(d)(f)                  480,110        5,018,549
==============================================================================

                                                   SHARES           VALUE
------------------------------------------------------------------------------


SWITZERLAND-9.70%

Novartis A.G.-ADR (Pharmaceuticals)                   978,109   $   59,400,560
------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(f)               470,758       82,269,351
==============================================================================
                                                                   141,669,911
==============================================================================

UNITED KINGDOM-2.13%

AstraZeneca PLC-ADR (Pharmaceuticals)                 221,602       13,008,037
------------------------------------------------------------------------------
Shire PLC-ADR (Pharmaceuticals)                       328,714       18,029,963
==============================================================================
                                                                    31,038,000
==============================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $202,608,969)                         296,144,200
==============================================================================

PREFERRED STOCKS-0.02%

BIOTECHNOLOGY-0.01%

Athersys Inc.-Series F, Conv. Pfd. (Acquired
  04/17/00; Cost $5,000,000)(a)(d)(e)(g)(h)           416,667          235,293
------------------------------------------------------------------------------
Ingenex, Inc.-Series B, Pfd. (Acquired
  09/27/94; Cost $600,000)(a)(d)(e)(g)(h)             103,055                0
==============================================================================
                                                                       235,293
==============================================================================

PHARMACEUTICALS-0.01%

BioImagene, Inc.-Series B-2, Pfd. (Acquired
  05/24/01; Cost $1,350,000)(a)(d)(e)(g)(h)            93,867           94,336
==============================================================================
    Total Preferred Stocks (Cost $6,950,000)                           329,629
==============================================================================

MONEY MARKET FUNDS-1.43%

Liquid Assets Portfolio-Institutional
  Class(i)                                         10,405,502       10,405,502
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(i)           10,405,502       10,405,502
==============================================================================
    Total Money Market Funds (Cost
      $20,811,004)                                                  20,811,004
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-98.26% (Cost
  $1,175,488,484)                                                1,434,752,233
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.10%

Liquid Assets Portfolio-Institutional
  Class(i)(j)                                       8,025,662        8,025,662
------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(i)(j)                                       8,025,662        8,025,662
==============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $16,051,324)                                            16,051,324
==============================================================================
TOTAL INVESTMENTS-99.36% (Cost
  $1,191,539,808)                                                1,450,803,557
==============================================================================
OTHER ASSETS LESS LIABILITIES-0.64%                                  9,296,489
==============================================================================
NET ASSETS-100.00%                                              $1,460,100,046
______________________________________________________________________________
==============================================================================

AIM Global Health Care Fund

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Pfd.   - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was out on loan at October 31, 2006.
(c) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of October 31, 2006 represented 0.66% of the Fund's Net Assets. See Note 3.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2006 was $42,860,900, which represented 2.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2006 was $12,833,724, which represented 0.88% of the Fund's Net Assets.
(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $171,950,573, which represented 11.78% of the Fund's Net Assets. See Note 1A.
(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2006 was $329,629, which represented 0.02% of the Fund's Net Assets. See Note 1A.
(h) Security is considered venture capital.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Health Care Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $1,152,860,973)*  $1,404,351,272
------------------------------------------------------------
Investments in affiliates, at value (cost
  $38,678,835)                                    46,452,285
============================================================
    Total investments (cost $1,191,539,808)    1,450,803,557
============================================================
Foreign currencies, at value (cost $518)                 519
------------------------------------------------------------
Cash                                               1,715,290
------------------------------------------------------------
Receivables for:
  Investments sold                                43,073,141
------------------------------------------------------------
  Fund shares sold                                   619,096
------------------------------------------------------------
  Dividends                                          502,534
------------------------------------------------------------
  Foreign currency contracts outstanding           4,275,400
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               210,751
------------------------------------------------------------
Other assets                                          27,508
============================================================
    Total assets                               1,501,227,796
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           14,974,969
------------------------------------------------------------
  Fund shares reacquired                           8,472,978
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 301,787
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        16,051,324
------------------------------------------------------------
Accrued distribution fees                            430,296
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,875
------------------------------------------------------------
Accrued transfer agent fees                          741,052
------------------------------------------------------------
Accrued operating expenses                           152,469
============================================================
    Total liabilities                             41,127,750
============================================================
Net assets applicable to shares outstanding   $1,460,100,046
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,072,248,155
------------------------------------------------------------
Undistributed net investment income (loss)          (196,077)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and foreign currency contracts                 124,513,802
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and foreign
  currency contracts                             263,534,166
============================================================
                                              $1,460,100,046
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  539,665,871
____________________________________________________________
============================================================
Class B                                       $  138,788,067
____________________________________________________________
============================================================
Class C                                       $   42,463,134
____________________________________________________________
============================================================
Investor Class                                $  739,182,974
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           17,251,688
____________________________________________________________
============================================================
Class B                                            4,945,582
____________________________________________________________
============================================================
Class C                                            1,512,116
____________________________________________________________
============================================================
Investor Class                                    23,626,537
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        31.28
------------------------------------------------------------
  Offering price per share
    (Net asset value of $31.28 divided by
      94.50%)                                 $        33.10
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        28.06
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        28.08
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        31.29
____________________________________________________________
============================================================

* At October 31, 2006, securities with an aggregate value of $15,424,594 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Health Care Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $745,126)        $  9,396,462
--------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $296,727)                                            2,166,871
==========================================================================
    Total investment income                                     11,563,333
==========================================================================

EXPENSES:

Advisory fees                                                    9,503,577
--------------------------------------------------------------------------
Administrative services fees                                       379,812
--------------------------------------------------------------------------
Custodian fees                                                     204,615
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,393,021
--------------------------------------------------------------------------
  Class B                                                        1,487,420
--------------------------------------------------------------------------
  Class C                                                          452,253
--------------------------------------------------------------------------
  Investor Class                                                 1,964,596
--------------------------------------------------------------------------
Transfer agent fees                                              4,268,998
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           43,786
--------------------------------------------------------------------------
Other                                                              524,759
==========================================================================
    Total expenses                                              20,222,837
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (104,815)
==========================================================================
    Net expenses                                                20,118,022
==========================================================================
Net investment income (loss)                                    (8,554,689)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
  sold to affiliates of $4,075,862)                            143,887,046
--------------------------------------------------------------------------
  Foreign currencies                                                15,550
--------------------------------------------------------------------------
  Foreign currency contracts                                    (4,356,776)
==========================================================================
                                                               139,545,820
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         (9,650,044)
--------------------------------------------------------------------------
  Foreign currencies                                                68,353
--------------------------------------------------------------------------
  Foreign currency contracts                                        (9,570)
--------------------------------------------------------------------------
  Option contracts written                                        (175,192)
==========================================================================
                                                                (9,766,453)
==========================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts and option contracts              129,779,367
==========================================================================
Net increase in net assets resulting from operations          $121,224,678
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Health Care Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (8,554,689)   $   (7,152,220)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts and option
    contracts                                                    139,545,820        50,260,671
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and option contracts                       (9,766,453)       67,462,270
==============================================================================================
    Net increase in net assets resulting from operations         121,224,678       110,570,721
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (17,233,165)               --
----------------------------------------------------------------------------------------------
  Class B                                                         (5,229,262)               --
----------------------------------------------------------------------------------------------
  Class C                                                         (1,560,543)               --
----------------------------------------------------------------------------------------------
  Investor Class                                                 (24,873,030)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (48,896,000)               --
==============================================================================================
Share transactions-net:
  Class A                                                        (40,904,171)      (62,648,022)
----------------------------------------------------------------------------------------------
  Class B                                                        (20,671,331)      (32,952,102)
----------------------------------------------------------------------------------------------
  Class C                                                         (4,768,512)       (2,314,428)
----------------------------------------------------------------------------------------------
  Investor Class                                                (107,480,024)      787,288,620
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (173,824,038)      689,374,068
==============================================================================================
    Net increase (decrease) in net assets                       (101,495,360)      799,944,789
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,561,595,406       761,650,617
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(196,077) and $(201,937), respectively)        $1,460,100,046    $1,561,595,406
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Health Care Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net

AIM Global Health Care Fund

     gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COVERED CALL OPTIONS -- The Fund may write call options.. A call option gives the purchaser of such option the right to buy, and the writer (the
     Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

AIM Global Health Care Fund

     Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Next $350 million                                             0.65%
--------------------------------------------------------------------
Next $1.3 billion                                             0.55%
--------------------------------------------------------------------
Next $2 billion                                               0.45%
--------------------------------------------------------------------
Next $2 billion                                               0.40%
--------------------------------------------------------------------
Next $2 billion                                               0.375%
--------------------------------------------------------------------
Over $8 billion                                               0.35%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2006, AIM waived advisory fees of $10,004.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $3,570.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $379,812.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $4,268,998.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2006, the Class A, Class B, Class C and Investor Class shares paid $1,393,021, $1,487,420, $452,253 and $1,964,596, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2006, ADI advised the Fund that it retained $92,711 in front-end sales commissions from the sale of Class A shares and $805, $84,731 and $4,671 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Global Health Care Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE         PURCHASES AT        PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05            COST           FROM SALES       (DEPRECIATION)      10/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $14,651,082      $342,077,818      $(346,323,398)     $        --       $10,405,502     $  934,143     $     --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --       104,576,664        (94,171,162)              --        10,405,502        462,977           --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            14,651,082       255,091,953       (269,743,035)              --                --        473,024           --
===================================================================================================================================
  Subtotal        $29,302,164      $701,746,435      $(710,237,595)     $        --       $20,811,004     $1,870,144     $     --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE         PURCHASES AT        PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05            COST           FROM SALES       (DEPRECIATION)      10/31/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 87,949,707      $247,470,825      $(327,394,870)     $        --       $ 8,025,662     $147,940      $     --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            87,949,707       247,470,825       (327,394,870)              --         8,025,662      148,787            --
==================================================================================================================================
  Subtotal       $175,899,414      $494,941,650      $(654,789,740)     $        --       $16,051,324     $296,727      $     --
==================================================================================================================================

* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended October 31, 2006

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
                   10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
HMS Holdings
  Corp. (cost
  $1,816,507)    $ 13,492,400     $           --    $   (11,367,799)      $700,948        $ 9,589,957     $       --    $6,764,408
===================================================================================================================================
  Total
    Investments
    in
    Affiliates   $218,693,978     $1,196,688,085    $(1,376,395,134)      $700,948        $46,452,285     $2,166,871    $6,764,408
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2006, the Fund engaged in securities sales of $16,074,256, which resulted in net realized gains of $4,075,862, and securities purchases of $6,568,204.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $91,241.

AIM Global Health Care Fund

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2006, the Fund paid legal fees of $8,907 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2006, securities with an aggregate value of $15,424,594 were on loan to brokers. The loans were secured by cash collateral of $16,051,324 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2006, the Fund received dividends on cash collateral investments of $296,727 for securities lending transactions, which are net of compensation to counterparties.

AIM Global Health Care Fund

NOTE 9--FOREIGN CURRENCY CONTRACTS

                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                  CONTRACT TO
SETTLEMENT                                           --------------------------------------         VALUE            UNREALIZED
DATE                                                        DELIVER               RECEIVE          10/31/06         APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
11/08/06                                             GBP   15,520,000      USD   29,610,590      $ 29,607,353        $    3,237
---------------------------------------------------------------------------------------------------------------------------------
11/08/06                                             EUR   53,250,000      USD   68,879,203        67,996,949           882,254
---------------------------------------------------------------------------------------------------------------------------------
11/08/06                                             CHF  177,000,000      USD  145,747,530       142,392,079         3,355,451
=================================================================================================================================
  Total open foreign currency contracts                                                                              $4,240,942
=================================================================================================================================

                                         CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                  CONTRACT TO
                                                     --------------------------------------         VALUE             REALIZED
CLOSED DATE                                                 DELIVER               RECEIVE          10/31/06             GAIN
---------------------------------------------------------------------------------------------------------------------------------
08/15/06                                             USD    3,563,258      EUR    2,750,000      $  3,528,800        $   34,458
=================================================================================================================================
  Total foreign currency contracts                                                                                   $4,275,400
_________________________________________________________________________________________________________________________________
=================================================================================================================================

CHF  - Swiss Franc
EUR  - Euro
GBP  - British Pound Sterling
USD  - U.S. Dollar

NOTE 10--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                              600       $ 199,192
------------------------------------------------------------------------------------
Exercised                                                       (600)       (199,192)
====================================================================================
End of period                                                     --       $      --
____________________________________________________________________________________
====================================================================================

NOTE 11--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years October 31, 2006 and 2005 was as follows:

                                                                 2006         2005
-----------------------------------------------------------------------------------
Distributions paid from long-term capital gain                $48,896,000    $   --
___________________________________________________________________________________
===================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed long-term gain                                    $  138,569,904
------------------------------------------------------------------------------
Unrealized appreciation -- investments                             249,478,064
------------------------------------------------------------------------------
Temporary book/tax differences                                        (196,077)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,072,248,155
==============================================================================
  Total net assets                                              $1,460,100,046
______________________________________________________________________________
==============================================================================

AIM Global Health Care Fund


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the tax deferral of losses on certain option contracts. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $29,475.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of October 31, 2006.

NOTE 12--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $1,245,371,171 and $1,465,816,975, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $269,852,086
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (20,403,497)
==============================================================================
Net unrealized appreciation of investment securities             $249,448,589
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,201,354,968.

NOTE 13--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, merger expenses and net operating losses, on October 31, 2006, undistributed net investment income (loss) was increased by $8,560,549, undistributed net realized gain was decreased by $15,550 and shares of beneficial interest decreased by $8,544,999. This reclassification had no effect on the net assets of the Fund.

AIM Global Health Care Fund

NOTE 14--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                        2006(A)                         2005
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,953,021    $  59,888,031     1,946,091    $  55,019,351
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        450,233       12,430,712       537,747       13,820,503
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        343,417        9,538,681       555,603       14,168,389
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               1,056,376       32,328,843       369,060       11,047,153
========================================================================================================================
Issued as reinvestment of dividends:
    Class A                                                      537,542       16,276,764            --               --
------------------------------------------------------------------------------------------------------------------------
    Class B                                                      181,425        4,961,982            --               --
------------------------------------------------------------------------------------------------------------------------
    Class C                                                       53,848        1,473,808            --               --
------------------------------------------------------------------------------------------------------------------------
    Investor Class                                               799,951       24,230,526            --               --
========================================================================================================================
Issued in connection with acquisitions:(b)
    Class A                                                           --               --       368,152       10,701,977
------------------------------------------------------------------------------------------------------------------------
    Class B                                                           --               --       117,495        3,103,206
------------------------------------------------------------------------------------------------------------------------
    Class C                                                           --               --       168,018        4,441,104
------------------------------------------------------------------------------------------------------------------------
    Investor Class                                                    --               --    28,635,830      832,396,790
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
    Class A                                                      211,052        6,451,381       385,626       10,779,491
------------------------------------------------------------------------------------------------------------------------
    Class B                                                     (234,284)      (6,451,381)     (423,694)     (10,779,491)
========================================================================================================================
Reacquired:
    Class A                                                   (4,082,361)    (123,520,347)   (4,928,710)    (139,148,841)
------------------------------------------------------------------------------------------------------------------------
    Class B                                                   (1,148,199)     (31,612,644)   (1,531,933)     (39,096,320)
------------------------------------------------------------------------------------------------------------------------
    Class C                                                     (572,962)     (15,781,001)     (814,778)     (20,923,921)
------------------------------------------------------------------------------------------------------------------------
    Investor Class                                            (5,353,563)    (164,039,393)   (1,881,117)     (56,155,323)
========================================================================================================================
                                                              (5,804,504)   $(173,824,038)   23,503,390    $ 689,374,068
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 9% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(b) As of the opening of business on July 18, 2005, the Fund acquired all the net assets of AIM Health Sciences Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on March 22, 2005 and by the shareholders of AIM Health Sciences Fund on June 28, 2005. The acquisition was accomplished by a tax free exchange of 29,289,495 shares of the Fund for 16,440,625 shares of AIM Health Sciences Fund shares outstanding as of the close of business on July 15, 2005. Each class of shares of AIM Health Sciences Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Health Sciences Fund to the net asset value of the Fund on the close of business, July 15, 2005. AIM Health Sciences Fund's net assets as of the close of business on July 15, 2005 of $850,643,077, including $80,900,111 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $752,218,175. The combined aggregate net assets of the Fund subsequent to the reorganization were $1,602,861,252.

NOTE 15--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM Global Health Care Fund

NOTE 16--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                          -----------------------------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31,
                                          -----------------------------------------------------------------------------
                                            2006              2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  29.77          $  26.38         $  24.09         $  22.41         $  29.93
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.15)            (0.18)(a)        (0.17)(a)        (0.13)           (0.29)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  2.59              3.57             2.46             1.81            (3.17)
=======================================================================================================================
    Total from investment operations          2.44              3.39             2.29             1.68            (3.46)
=======================================================================================================================
Less distributions from net realized
  gains                                      (0.93)               --               --               --            (4.06)
=======================================================================================================================
Net asset value, end of period            $  31.28          $  29.77         $  26.38         $  24.09         $  22.41
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                               8.31%            12.85%            9.51%            7.50%          (13.76)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $539,666          $554,679         $550,319         $536,746         $533,216
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            1.22%(c)          1.48%            1.89%            1.94%            1.86%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.22%(c)          1.60%            1.91%            1.94%            1.86%
=======================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.46)%(c)        (0.64)%          (0.63)%          (0.56)%          (1.10)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                         83%               92%              64%              99%             153%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $557,208,445.

                                                                             CLASS B
                                          -----------------------------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31,
                                          -----------------------------------------------------------------------------
                                            2006              2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  26.99          $  24.08         $  22.09         $  20.66         $  28.03
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.36)            (0.33)(a)        (0.27)(a)        (0.23)           (0.38)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  2.36              3.24             2.26             1.66            (2.93)
=======================================================================================================================
    Total from investment operations          2.00              2.91             1.99             1.43            (3.31)
=======================================================================================================================
Less distributions from net realized
  gains                                      (0.93)               --               --               --            (4.06)
=======================================================================================================================
Net asset value, end of period            $  28.06          $  26.99         $  24.08         $  22.09         $  20.66
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                               7.52%            12.08%            9.01%            6.92%          (14.21)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $138,788          $153,766         $168,468         $179,646         $187,793
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            1.97%(c)          2.14%            2.39%            2.44%            2.36%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.97%(c)          2.26%            2.41%            2.44%            2.36%
=======================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.21)%(c)        (1.30)%          (1.13)%          (1.06)%          (1.60)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                         83%               92%              64%              99%             153%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $148,741,953.

AIM Global Health Care Fund

                                                                          CLASS C
                                          ------------------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31,
                                          ------------------------------------------------------------------------
                                           2006             2005            2004            2003            2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 27.01          $ 24.09         $ 22.11         $ 20.67         $ 28.03
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.36)           (0.33)(a)       (0.27)(a)       (0.23)          (0.38)(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                 2.36             3.25            2.25            1.67           (2.92)
==================================================================================================================
    Total from investment operations         2.00             2.92            1.98            1.44           (3.30)
==================================================================================================================
Less distributions from net realized
  gains                                     (0.93)              --              --              --           (4.06)
==================================================================================================================
Net asset value, end of period            $ 28.08          $ 27.01         $ 24.09         $ 22.11         $ 20.67
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                              7.51%           12.12%           8.95%           6.97%         (14.18)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $42,463          $45,591         $42,863         $43,482         $46,759
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                           1.97%(c)         2.14%           2.39%           2.44%           2.36%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           1.97%(c)         2.26%           2.41%           2.44%           2.36%
==================================================================================================================
Ratio of net investment income (loss) to
  average net assets                        (1.21)%(c)       (1.30)%         (1.13)%         (1.06)%         (1.60)%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                        83%              92%             64%             99%            153%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $45,225,318.

                                                                      INVESTOR CLASS
                                                              -------------------------------
                                                                                JULY 15, 2005
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2006               2005
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  29.77           $  28.95
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.15)             (0.04)(a)
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           2.60               0.86
=============================================================================================
    Total from investment operations                               2.45               0.82
=============================================================================================
  Less distributions from net realized gains                      (0.93)                --
=============================================================================================
Net asset value, end of period                                 $  31.29           $  29.77
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                    8.35%              2.83%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $739,183           $807,560
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                            1.22%(c)           1.25%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets       (0.46)%(c)         (0.41)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                           83%                92%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $785,838,302.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Health Care Fund


NOTE 17--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are

AIM Global Health Care Fund
providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Global Health Care Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and Shareholders of AIM Global Health Care Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Global Health Care Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Global Health Care Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

The Fund distributed long-term capital gains of $48,896,000 for the Fund's tax year ended October 31, 2006.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006, July 31, 2006 and October 31, 2006 are 24.60%, 22.26%, 23.85% and 21.89%, respectively.

AIM Global Health Care Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1998           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          1987           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2001           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       2001           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         2001           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          1987           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Global Health Care Fund



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

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Mutual   Retirement   Annuities   College   Separately   Offshore   Cash
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

FIXED INCOME                                              AIM International Bond
                                                                            Fund

Intermediate-Term Taxable
Investment Grade
                                Annual Report to Shareholders o October 31, 2006



Table of Contents

Supplemental Information............    2
Letters to Shareholders.............    3
Performance Summary.................    5
Management Discussion...............    5
Fund Expenses.......................    7
Long-term Fund Performance..........    8
Approval of Advisory Agreement......   10
Schedule of Investments.............  F-1
Financial Statements................  F-3
Notes to Financial Statements.......  F-6
Financial Highlights................ F-13
Auditor's Report.................... F-15
Tax Disclosures..................... F-16         [COVER GLOBE IMAGE]
Trustees and Officers............... F-17


[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]     [GRAPHIC]         [GRAPHIC]

[DOMESTIC     [INTERNATIONAL/   [SECTOR
EQUITY]       GLOBAL EQUITY]    EQUITY]



[GRAPHIC]     [GRAPHIC]         [GRAPHIC]

[FIXED        [ALLOCATION       [DIVERSIFIED
INCOME]       SOLUTIONS]        PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
    --Registered Trademark--

AIM International Bond Fund

AIM INTERNATIONAL BOND FUND SEEKS TO PROVIDE TOTAL RETURN.


o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.


ABOUT SHARE CLASSES                          to other creditors' claims. Credit           o A direct investment cannot be made in
                                             ratings of junk bonds do not necessarily     an index. Unless otherwise indicated,
o Class B shares are not available as an     reflect their actual market risk.            index results include reinvested
investment for retirement plans                                                           dividends, and they do not reflect sales
maintained pursuant to Section 401 of        o The prices of and the income generated     charges. Performance of an index of
the Internal Revenue Code, including         by securities held by the Fund may           funds reflects fund expenses;
401(k) plans, money purchase pension         decline in response to certain factors,      performance of a market index does not.
plans and profit sharing plans, except       including some directly involving the
for plans that have existing accounts        companies and governments whose              OTHER INFORMATION
invested in Class B shares.                  securities are owned by the Fund. These
                                             factors include general economic and         o The returns shown in management's
PRINCIPAL RISKS OF INVESTING IN              market conditions, regional or global        discussion of Fund performance are based
THE FUND                                     economic instability and currency and        on net asset values calculated for
                                             interest rate fluctuations.                  shareholder transactions. Generally
o Foreign securities have additional                                                      accepted accounting principles require
risks, including exchange rate changes,      o The Fund may invest in mortgage and        adjustments to be made to the net assets
political and economic upheaval, the         asset-backed securities. These securities    of the Fund at period end for financial
relative lack of information about these     are subject to prepayment or call risk,      reporting purposes, and as such, the net
companies, relatively low market             which is the risk that payments from         asset values for shareholder
liquidity and the potential lack of          borrowers may be received earlier or         transactions and the returns based on
strict financial and accounting controls     later than expected due to changes in        those net asset values may differ from
and standards.                               the rate at which the underlying loans       the net asset values and returns
                                             are prepaid.                                 reported in the Financial Highlights.
o The Fund may invest in debt securities
such as notes and bonds that carry           ABOUT INDEXES USED IN THIS REPORT            o Industry classifications used in this
interest rate risk and credit risk.                                                       report are generally according to the
                                             o The unmanaged LEHMAN BROTHERS GLOBAL       Global Industry Classification Standard,
o The Fund may use enhanced investment       AGGREGATE EX U.S. INDEX provides a           which was developed by and is the
techniques such as leveraging and            broad-based measure of the global            exclusive property and a service mark of
derivatives. Leveraging entails special      investment-grade fixed income markets.       Morgan Stanley Capital International
risks such as magnifying changes in the      The components of this index are the         Inc. and Standard & Poor's.
value of the portfolio's securities.         Pan-European Aggregate and the
Derivatives are subject to counter party     Asia-Pacific Aggregate indexes. This         o The Board of Trustees of AIM
risk--the risk that the other party will     index also includes Euro-Yen corporate       Investment Funds, on behalf of AIM
not complete the transaction with the        bonds, Canadian government, agency and       International Bond Fund, has approved
Fund.                                        corporate securities. It is compiled by      changing the Fund's name to "AIM
                                             Lehman Brothers, a global investment         International Total Return Fund,"
o There is no guarantee that the             bank.                                        effective February 28, 2007.
investment techniques and risk analyses
used by the Fund's managers will produce     o The unmanaged LIPPER INTERNATIONAL         o Effective January 1, 2007: The fund
the desired results.                         INCOME FUNDS INDEX represents an average     generally declares dividends quarterly
                                             of the performance of the 10 largest         and pays dividends, if any, quarterly.
o The Fund is subject to                     international income funds tracked by
currency/exchange rate risk since it may     Lipper Inc., an independent mutual fund      The Fund provides a complete list of its
buy or sell currencies other than the        performance monitor.                         holdings four times in each fiscal year,
U.S. dollar.                                                                              at the quarter-ends. For the second and
                                             o The Fund is not managed to track the       fourth quarters, the lists appear in the
o The Fund may invest in lower quality       performance of any particular index,         Fund's semiannual and annual reports to
debt securities, commonly known as "junk     including the indexes defined here, and      shareholders. For the first and third
bonds." Compared to higher quality debt      consequently, the performance of the         quarters, the Fund files the lists with
securities, junk bonds involve greater       Fund may deviate significantly from the      the Securities and Exchange Commission
risk of default or price changes due to      performance of the indexes.                  (SEC) on Form N-Q. The most recent list
changes in credit quality of the issuer,                                                  of portfolio holdings is available at
because they are generally unsecured and                                                  AIMinvestments.com. From our home page,
because they may be subordinated                                                          click on Products & Performance, then
                                                                                          Mutual Funds, then Fund

                                                                                          Continued on page 9

                                                                                          ==========================================

                                                                                          FUND NASDAQ SYMBOLS
======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class A Shares                       AUBAX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class B Shares                       AUBBX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class C Shares                       AUBCX
======================================================================================    ==========================================


NOT FDIC INSURED  MAY LOSE VALUE    NO BANK GUARANTEE

AIMinvestments.com

AIM International Bond Fund

                     Dear Shareholders of The AIM Family of Funds
                     --Registered Trademark-- :

                     We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

     [TAYLOR            As we approach the end of 2006, it seems likely that
      PHOTO] many investors may see the value of their investments increase this year. Global equity markets, collectively, recorded double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                        While stock and bond markets generally enjoyed positive
                     year-to-date returns, their performance was affected by
                     short-term economic and geopolitical events. For example,
   Philip Taylor     the U.S. stock market was weak in the second quarter of
                     2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                        Short-term market fluctuations are a fact of life for
                     all investors. At AIM Investments--Registered Trademark-- , we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                        We've changed the look of our annual reports to reflect
                     that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                        AIM has a variety of investment solutions, and knowing
                     which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long -term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                     OUR COMMITMENT TO YOU

                     In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                        Information about investing, the markets and your Fund
                     is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                     Sincerely,

                     /S/ PHILIP TAYLOR

                     Philip Taylor
                     President - AIM Funds
                     CEO, AIM Investments

                     December 14, 2006

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM International Bond Fund

                     Dear Fellow AIM Fund Shareholders:

                     At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                        Looking ahead, your Board finds many reasons to be
                     positive about AIM's management and strategic direction.
     [CROCKETT       Most importantly, AIM's investment management discipline
       PHOTO]        has paid off in terms of improved overall performance. We
                     are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                        In addition, AIM is realizing the benefits of belonging
                     to a leading independent global investment management
 Bruce L. Crockett   organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                        The seven new AIM funds--which include Asian funds,
                     structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                        Your Board is very pleased with the overall direction
                     and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                     Sincerely,

                     /S/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     AIM Funds Board

                     December 14, 2006

                     *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM International Bond Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                                          The Fund seeks to outperform its
                                                                                          benchmark through implementation of
                                                                                          strategies associated with a variety of
======================================================================================    alpha sources (specific factors
                                                                                          affecting the return in investments
PERFORMANCE SUMMARY                                                                       relative to an index), including high
                                                                                          yield, emerging market, country and
For the period from the Fund's inception on March 31, 2006, through October 31,           currency risk.
2006, AIM International Bond Fund, excluding applicable sales charges, slightly
underperformed the Lehman Brothers Global Aggregate ex U.S. Index (unhedged).                In constructing the portfolio, we
The majority of this underperformance came from the Fund's defensive duration             consider macroeconomic and sector level
positioning, especially during the third quarter of 2006, when longer maturity            factors such as economic or political
European and Japanese bonds outperformed significantly shorter maturity bonds.            conditions, monetary policy and emerging
                                                                                          market trends. Factors we take into
   Your Fund's performance appears on pages 8 and 9.                                      consideration in selecting an individual
                                                                                          security for the portfolio include cash
FUND VS. INDEXES                                                                          flow coverage, revenue growth, stability
                                                                                          of credit ratings and business margin
Cumulative total returns, 3/31/06-10/31/06, excluding applicable sales charges.           conditions.
If sales charges were included, returns would be lower.
                                                                                             We will consider selling a particular
Class A Shares                                                             6.14%          security when the risk factors relative
Class B Shares                                                             5.55           to its potential return materially
Class C Shares                                                             5.65           change.
Lehman Brothers Global Aggregate ex U.S. Index (unhedged)
(Broad Market and Style-specific Index)                                    6.39           MARKET CONDITIONS AND YOUR FUND
Lipper International Income Funds Index (Peer Group Index)                 4.33
                                                                                          Economic activity in the United States
SOURCE: LIPPER INC., LEHMAN BROTHERS INC.                                                 slowed down as a result of two-year
                                                                                          tightening by the U.S. Federal Reserve
======================================================================================    Board (the Fed), record nominal oil
                                                                                          prices and a slowing housing market.
HOW WE INVEST                                instruments, such as swaps (including        U.S. gross domestic product (GDP), the
                                             interest rate, currency, and credit          broadest measure of the U.S. economic
Our goal is to provide total return. The     default swaps), put and call options,        activity, advanced at an annualized rate
Fund seeks to meet this objective by         futures and forward currency contracts.      of 2.6% in the second quarter of 2006,
attempting to exceed the return of the                                                    down from the exceptionally strong 5.6%
Lehman Brothers Global Aggregate ex U.S.        The Fund uses the Lehman Brothers         annualized growth rate recorded in the
Index (unhedged).                            Global Aggregate ex U.S. Index (unhedged)    first quarter. The economic growth
                                             as a guide in structuring and selecting      continued to slow in the third quarter,
   We invest in a diversified portfolio      its investments by applying top-down         with GDP growing at an annualized rate
of foreign government and corporate debt     and bottom-up analysis in portfolio          of 2.2%, the weakest pace in three
securities. We may also invest in            construction. Top-down analysis takes        years.
structured securitized debt securities,      into account general economic and market
including asset-backed securities and        trends while bottom-up analysis involves        The economy in Japan maintained its
both residential and commercial              evaluation of securities on an               moderate expansion as a result of strong
mortgage-backed securities. In managing      individual basis.                            corporate activity and growth of
the portfolio, we may use synthetic and                                                   exports. Japan's GDP
derivative
                                                                                                                         (continued)

==========================================   ==========================================   ==========================================

   PORTFOLIO COMPOSITION                         TOP 5 COUNTRIES*                             TOP 10 ISSUERS*

By security type                             1. Germany                          24.1%     1. Bundesobligation (Germany)        7.2%
                                             2. United States of America         11.3      2. Bundesrepublik Deutschland
Non-U.S. Dollar Denominated                  3. Luxembourg                        7.3         (Germany)                         7.1
Bonds & Notes                       87.7%    4. Poland                            6.6      3. Poland Government (Poland)        6.5
U.S. Government Agency                       5. Spain                             5.2      4. Rabobank Nederland
Securities                           4.5                                                      (Netherlands)                     4.6
U.S. Dollar Denominated                      Total Net Assets          $26.99 million      5. Caixa d'Estalvis de Catalunya
Bonds & Notes                        1.9                                                      (Spain)                           4.5
Money Market Funds and U.S.                  Total Number of Holdings              41      6. Federal National Mortgage
Treasury Securities Plus Other                                                                Association (United States of
Assets Less Liabilities              5.9                                                      America)                          4.5
                                                                                           7. European Investment Bank
                                                                                              (Luxembourg)                      4.5
                                                                                           8. Depfa ACS Bank (Ireland)          4.4
                                                                                           9. Landwirtschaftliche
                                                                                              Rentenbank (Germany)              4.4
                                                                                          10. China Government (China)          4.2






The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
==========================================   ==========================================   ==========================================

AIM International Bond Fund

grew at annualized rate of 1.0% in the       Fund's performance over the past several     WARRANTY AS TO THEIR COMPLETENESS OR
second quarter of 2006, a slightly           months. During the first half of the         ACCURACY. ALTHOUGH HISTORICAL
faster rate than its initial estimate of     reporting period, many of the world's        PERFORMANCE IS NO GUARANTEE OF FUTURE
0.8%. The economic fundamentals in the       fixed income markets posted mixed            RESULTS, THESE INSIGHTS MAY HELP YOU
euro area have improved significantly        results. However, the weaker U.S. dollar     UNDERSTAND OUR INVESTMENT MANAGEMENT
since the beginning of this year. The        helped to improve returns for U.S.           PHILOSOPHY.
release of second quarter GDP data           investors as the record-setting U.S.
showed 0.9% quarter-over-quarter growth,     trade and budget deficit weighed on the         See important Fund and index
outpacing the United States, and the         dollar. During the second part of the        disclosures on the inside front cover.
fastest growth since 2000.                   reporting period, the euro and yen
                                             depreciated relative to the U.S. dollar.     Simon Chennell
   On June 29, the Fed announced its         Our strategic overweight in the euro in
17th consecutive interest rate increase      July and August and then a move to an        Portfolio manager, is co-portfolio
and raised the federal funds target rate     underweight position in September            manager of AIM International Bond Fund.
by 25 basis points (0.25%) to 5.25%.         benefited the Fund, but the Fund's           Mr. Chennell began his investment career
However, signs of a cooling U.S. economy     currency position in the yen and Swiss       in 1994 and joined the Fund's advisor in
prompted investors to conclude that the      franc detracted from currency-related        1996. After working in the institutional
need for further interest rate hikes was     returns for U.S. investors.                  client service area, he moved to the
diminishing. In line with these                                                           fixed-income fund management group in
expectations, the Fed kept its target           An improving interest rate outlook        1999. Since 2001, he has focused on
for the federal funds rate unchanged at      and increased tolerance for risk were        credit analysis, specializing in
5.25% for two consecutive meetings in        reflected in the relatively stronger         telecommunications, media, technology,
August and September.                        returns of emerging markets debt. A          basic resources and service market
                                             number of so-called "third-world"            issuers.
   The Fed was not alone, as the             nations have adopted policies helping to
European Central Bank (ECB) has raised       bring down their previously soaring          Mark Dowding
its interest rate for the 12-nation euro     rates of inflation. Many positive
zone five times since last December,         developments have resulted, particularly     Portfolio manager, is co-portfolio
bringing it to 3.5% by the end of the        in eastern Europe, as countries of this      manager of AIM International Bond Fund.
reporting period. In addition, the Bank      region have reformed their financial         As director of the advisor's U.K. and
of Japan also changed course, first          systems to qualify for inclusion in the      Global Fixed Income group, he is
ending the Quantitative Easing Policy,       European Union. Specifically, in this        responsible for managing multi-currency
and then in July, raising rates 0.25%        region the Fund maintained its exposure      global fixed-income portfolios for
from zero for the first time in six          in Polish bonds, as we observed the          retail and institutional clients. Mr.
years.                                       Polish economy growing rapidly over the      Dowding joined the Fund's advisor in
                                             past few years.                              2000; prior to that, he served as a
   Global bonds were weaker through the                                                   senior fixed-income fund manager at
second quarter of 2006 as growth and            The global high yield bond market has     another investment firm. He earned a
inflation expectations rose and the          been one of the best performing sectors      B.S. in economics from the University of
market anticipated continued Fed rate        so far this year. The returns of the         Warwick.
hikes. However, this situation reversed      global high yield sector were driven by
early in July with bonds performing          its large exposure to the U.S. high          Russel Matthews
strongly through August and September as     yield market. As we maintained our
economists and analysts began to take        underweight positions in higher yielding     Portfolio manager, is co-portfolio
note of the steep declines in house          credits and emerging markets bonds,          manager of AIM International Bond Fund.
prices, and language from the Fed seemed     these strategies had a neutral impact on     Prior to joining the Fund's advisor in
to indicate U.S. base rates would not        performance.                                 2000, Mr. Matthews worked at another
rise much further.                                                                        asset management firm. He earned a B.A.
                                             IN CLOSING                                   in economics and journalism from Rhodes
   With regard to our duration                                                            University, South Africa, and a
management strategy, the Fund was            Thank you for sharing our long-term          postgraduate diploma in management from
positioned defensively through most of       investment horizon and for your              The University of Cape Town.
the period as we believed that               continued investment in AIM
inflation-adjusted yields in Europe and      International Bond Fund.                     Lindsay Missen
Japan were too low and set to rise. The
Fund's short duration strategy put it at     THE VIEWS AND OPINIONS EXPRESSED IN          Portfolio manager, is co-portfolio
a structural disadvantage in the third       MANAGEMENT'S DISCUSSION OF FUND              manager of AIM International Bond Fund.
quarter of 2006, and overall had a           PERFORMANCE ARE THOSE OF A I M ADVISORS,     He specializes in the construction of
slightly negative impact on performance.     INC. THESE VIEWS AND OPINIONS ARE            global fixed-income portfolios. Prior to
                                             SUBJECT TO CHANGE AT ANY TIME BASED ON       joining the Fund's advisor in 1994, Mr.
   On a more positive note, overweight       FACTORS SUCH AS MARKET AND ECONOMIC          Missen worked at a bank and an asset
positions in longer maturity bonds in        CONDITIONS. THESE VIEWS AND OPINIONS MAY     management firm in New Zealand. He
Japan and Europe contributed positively      NOT BE RELIED UPON AS INVESTMENT ADVICE      earned a bachelor of management studies
to the Fund's relative performance.          OR RECOMMENDATIONS, OR AS AN OFFER FOR A     degree from Waikato University in New
                                             PARTICULAR SECURITY. THE INFORMATION IS      Zealand.
   Changes in currency exchange rates        NOT A COMPLETE ANALYSIS OF EVERY ASPECT
continued to represent a significant         OF ANY MARKET, COUNTRY, INDUSTRY,
driver of the                                SECURITY OR THE FUND. STATEMENTS OF FACT
                                             ARE FROM SOURCES CONSIDERED RELIABLE,
                                             BUT A I M ADVISORS, INC. MAKES NO            For a presentation of your Fund's
                                             REPRESENTATION OR                            performance, please see pages 8 and 9.

4

AIM International Bond Fund

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an     expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =     may use this information to compare the
(loads) on purchase payments or              8.6), then multiply the result by the        ongoing costs of investing in the Fund
contingent deferred sales charges on         number in the table under the heading        and other funds. To do so, compare this
redemptions, and redemption fees, if         entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
any; and (2) ongoing costs, including        Period" to estimate the expenses you         hypothetical examples that appear in the
management fees; distribution and/or         paid on your account during this period.     shareholder reports of the other funds.
service (12b-1) fees; and other Fund
expenses. This example is intended to        HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown
help you understand your ongoing costs       COMPARISON PURPOSES                          in the table are meant to highlight your
(in dollars) of investing in the Fund                                                     ongoing costs only and do not reflect
and to compare these costs with ongoing      The table below also provides                any transaction costs, such as sales
costs of investing in other mutual           information about hypothetical account       charges (loads) on purchase payments,
funds. The example is based on an            values and hypothetical expenses based       contingent deferred sales charges on
investment of $1,000 invested at the         on the Fund's actual expense ratio and       redemptions, and redemption fees, if
beginning of the period and held for the     an assumed rate of return of 5% per year     any. Therefore, the hypothetical
entire period May 1, 2006, through           before expenses, which is not the Fund's     information is useful in comparing
October 31, 2006.                            actual return. The Fund's actual             ongoing costs only, and will not help
                                             cumulative total returns at net asset        you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months      of owning different funds. In addition,
                                             ended October 31, 2006, appear in the        if these transaction costs were
The table below provides information         table "Cumulative Total Returns" on page     included, your costs would have been
about actual account values and actual       9.                                           higher.
expenses. You may use the information in
this table,

====================================================================================================================================
                                                                                     HYPOTHETICAL
                                                  ACTUAL                  (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING             ENDING            EXPENSES           ENDING             EXPENSES          ANNUALIZED
   SHARE       ACCOUNT VALUE        ACCOUNT VALUE       PAID DURING      ACCOUNT VALUE        PAID DURING          EXPENSE
   CLASS         (5/1/06)           (10/31/06)(1)         PERIOD(2)       (10/31/06)           PERIOD(2)            RATIO
     A          $1,000.00            $1,019.90            $5.85           $1,019.41            $5.85                1.15%
     B           1,000.00             1,014.80             9.65            1,015.63             9.65                1.90
     C           1,000.00             1,015.80             9.65            1,015.63             9.65                1.90

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through
    October 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the
    Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in  the far-right table "Cumulative
    Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIM International Bond Fund

YOUR FUND'S PERFORMANCE


RESULTS OF A $10,000 INVESTMENT

Fund and index data from 3/31/06


====================================================================================================================================

                                                 [MOUNTAIN CHART]



           AIM INTERNATIONAL    AIM INTERNATIONAL  AIM INTERNATIONAL    LEHMAN BROTHERS   LIPPER INTERNATIONAL
                BOND FUND          BOND FUND           BOND FUND       GLOBAL AGGREGATE      INCOME FUNDS
 DATE       -CLASS A SHARES     -CLASS B SHARES     -CLASS C SHARES      EX-U.S. INDEX           INDEX

3/31/06          $ 9525              $10000              $10000             $10000              $10000
   4/06            9913               10400               10400              10324               10192
   5/06           10064               10542               10542              10547               10262
   6/06            9954               10419               10419              10400               10203
   7/06           10024               10487               10487              10480               10263
   8/06           10095               10555               10555              10577               10355
   9/06           10013               10462               10462              10517               10304
  10/06           10109               10055               10465              10639               10433
====================================================================================================================================
                                                                                                                 SOURCE: LIPPER INC.


Past performance cannot guarantee            include reinvested dividends, but they
comparable future results.                   do not reflect sales charges.
                                             Performance of an index of funds
   The data shown in the chart include       reflects fund expenses and management
reinvested distributions, applicable         fees; performance of a market index does
sales charges, Fund expenses and             not. Performance shown in the chart and
management fees. Results for Class B         table(s) does not reflect deduction of
shares are calculated as if a                taxes a shareholder would pay on Fund
hypothetical shareholder had liquidated      distributions or sale of Fund shares.
his entire investment in the Fund at the     Performance of the indexes does not
close of the reporting period and paid       reflect the effects of taxes.
the applicable contingent deferred sales
charges. Index results

==========================================   ==========================================   ==========================================

CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar      6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges

CLASS A SHARES                               CLASS A SHARES                               Class A Shares                       1.99%
Inception (3/31/06)                 1.09%    Inception (3/31/06)                0.12%     Class B Shares                       1.48
                                                                                          Class C Shares                       1.58
CLASS B SHARES                               CLASS B SHARES
Inception (3/31/06)                 0.55%    Inception (3/31/06)               -0.37%

CLASS C SHARES                               CLASS C SHARES
Inception (3/31/06)                 4.65%    Inception (3/31/06)                3.63%

==========================================   ==========================================   ==========================================


THE PERFORMANCE DATA QUOTED REPRESENT        THAT YOU MAY HAVE A GAIN OR LOSS WHEN           THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        YOU SELL SHARES.                             CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT                                                        DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER.             CLASS A SHARE PERFORMANCE REFLECTS        CLASS EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      THE MAXIMUM 4.75% SALES CHARGE, AND
MOST RECENT MONTH-END PERFORMANCE.           CLASS B AND CLASS C SHARE PERFORMANCE           HAD THE ADVISOR NOT WAIVED FEES
PERFORMANCE FIGURES REFLECT REINVESTED       REFLECTS THE APPLICABLE CONTINGENT           AND/OR REIMBURSED EXPENSES, PERFORMANCE
DISTRIBUTIONS, CHANGES IN NET ASSET          DEFERRED SALES CHARGE (CDSC) FOR THE         WOULD HAVE BEEN LOWER.
VALUE AND THE EFFECT OF THE MAXIMUM          PERIOD INVOLVED. THE CDSC ON CLASS B
SALES CHARGE UNLESS OTHERWISE STATED.        SHARES DECLINES FROM 5% BEGINNING AT THE        A REDEMPTION FEE OF 2% WILL BE
INVESTMENT RETURN AND PRINCIPAL VALUE        TIME OF PURCHASE TO 0% AT THE BEGINNING      IMPOSED ON CERTAIN REDEMPTIONS OR
WILL FLUCTUATE SO                            OF THE SEVENTH YEAR. THE CDSC ON CLASS C     EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                             SHARES IS 1% FOR THE FIRST YEAR AFTER        OF PURCHASE. EXCEPTIONS TO THE
                                             PURCHASE.                                    REDEMPTION FEE ARE LISTED IN THE FUND'S
                                                                                          PROSPECTUS.




Continued from inside front cover

Overview. Select your Fund from the          tronic request at the following e-mail       AIM Funds Proxy Policy. The information
drop-down menu and click on Complete         address: publicinfo@sec.gov. The SEC         is also available on the SEC Web site,
Quarterly Holdings. Shareholders can         file numbers for the Fund are 811-05426      sec.gov.
also look up the Fund's Forms N-Q on the     and 033-19338.
SEC Web site at sec.gov. Copies of the                                                    Information regarding how the Fund voted
Fund's Forms N-Q may be reviewed and            A description of the policies             proxies related to its portfolio
copied at the SEC Public Reference Room      and procedures that the Fund uses to         securities during the 12 months ended
in Washington, D.C. You can obtain           determine how to vote proxies relating       June 30, 2006, is available at our Web
information on the operation of the          to portfolio securities is available         site. Go to AIMinvestments.com, access
Public Reference Room, including             without charge, upon request, from our       the About Us tab, click on Required
information about duplicating fee            Client Services department at                Notices and then click on Proxy Voting
charges, by calling 202-942-8090 or          800-959-4246 or on the AIM Web site,         Activity. Next, select the Fund from the
800-732-0330, or by elec-                    AIMinvestments.com. On the home page,        drop-down menu. The information is also
                                             scroll down and click on                     available on the SEC Web site, sec.gov.

AIM International Bond Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees (the "Board") of       other investment personnel to ensure         to benefit from the breakpoints. The
AIM Investment Funds (the "Trust")           that such individuals are competent and      Board concluded that the Fund's fee
oversees the management of AIM               able to carry out their responsibilities     levels under the Advisory Agreement
International Bond Fund (the "Fund")         under the Advisory Agreement.                therefore would reflect economies of
and, as required by law, determines                                                       scale at higher asset levels and that it
whether to approve the Fund's advisory       o Overall performance of AIM. Not            was not necessary to change the advisory
agreement with A I M Advisors, Inc.          applicable because this is a new Fund.       fee breakpoints in the Fund's advisory
("AIM"). Based upon the recommendation       However, the Board considered the            fee schedule.
of the Investments Committee of the          overall performance of AIM in providing
Board, at a meeting held on February 1,      investment advisory and portfolio            o Investments in affiliated money market
2006, the Board, including all of the        administrative services to other mutual      funds. The Board also took into account
independent trustees, approved the           funds advised by AIM and concluded that      the fact that uninvested cash and cash
initial advisory agreement (the              such performance was satisfactory.           collateral from securities lending
"Advisory Agreement") between the Fund                                                    arrangements (collectively, "cash
and AIM for an initial period ending         o Fees relative to those clients of AIM      balances") of the Fund may be invested
June 30, 2007.                               with comparable investment strategies.       in money market funds advised by AIM
                                             The Board noted that AIM does not serve      pursuant to the terms of an SEC
   The Board considered the factors          as an advisor to other mutual funds or       exemptive order. The Board found that
discussed below in evaluating the            other clients with investment strategies     the Fund may realize certain benefits
fairness and reasonableness of the           comparable to those of the Fund.             upon investing cash balances in AIM
Advisory Agreement at the meeting on                                                      advised money market funds, including a
February 1, 2006 and as part of the          o Fees relative to those of comparable       higher net return, increased liquidity,
Board's ongoing oversight of the Fund.       funds with other advisors. The Board         increased diversification or decreased
In their deliberations, the Board and        reviewed the advisory fee rate for the       transaction costs. The Board also found
the independent trustees did not             Fund under the Advisory Agreement. The       that the Fund will not receive reduced
identify any particular factor that was      Board compared effective contractual         services if it invests its cash balances
controlling, and each trustee attributed     advisory fee rates at a common asset         in such money market funds. The Board
different weights to the various             level and noted that the Fund's rate was     noted that, to the extent the Fund
factors.                                     above the median rate of the funds           invests in affiliated money market
                                             advised by other advisors with               funds, AIM has voluntarily agreed to
   The discussion below serves as a          investment strategies comparable to          waive a portion of the advisory fees it
summary of the material factors and the      those of the Fund that the Board             receives from the Fund attributable to
conclusions with respect thereto that        reviewed. The Board noted that AIM has       such investment. The Board further
formed the basis for the Board's             agreed to limit the Fund's total annual      determined that the proposed securities
approval of the Advisory Agreement.          operating expenses, as discussed below.      lending program and related procedures
After consideration of all of the            The Board also considered the fact that      with respect to the lending Fund is in
factors below and based on its informed      AIM set the proposed advisory fees for       the best interests of the lending Fund
business judgment, the Board determined      the Fund based upon the median effective     and its respective shareholders. The
that the Advisory Agreement is in the        management fee rate (comprised of            Board therefore concluded that the
best interests of the Fund and its           advisory fees plus, in some cases,           investment of cash collateral received
shareholders and that the compensation       administrative fees) at various asset        in connection with the securities
to AIM under the Advisory Agreement is       levels of competitor mutual funds with       lending program in the money market
fair and reasonable and would have been      investment strategies comparable to          funds according to the procedures is in
obtained through arm's length                those of the Fund. Based on this review,     the best interests of the lending Fund
negotiations.                                the Board concluded that the advisory        and its respective shareholders.
                                             fee rate for the Fund under the Advisory
o The nature and extent of the advisory      Agreement was fair and reasonable.           o Profitability of AIM and its
services to be provided by AIM. The                                                       affiliates. The Board reviewed
Board reviewed the services to be            o Expense limitations and fee waivers.       information concerning the profitability
provided by AIM under the Advisory           The Board noted that AIM has                 of AIM's (and its affiliates')
Agreement. Based on such review, the         contractually agreed to waive fees           investment advisory and other activities
Board concluded that the range of            and/or limit expenses of the Fund            and its financial condition. The Board
services to be provided by AIM under the     through June 30, 2007 in an amount           considered the overall profitability of
Advisory Agreement was appropriate.          necessary to limit total annual              AIM. The Board noted that AIM's
                                             operating expenses to a specified            operations remain profitable, although
o The quality of services to be provided     percentage of average daily net assets       increased expenses in recent years have
by AIM. The Board reviewed the               for each class of the Fund. The Board        reduced AIM's profitability. Based on
credentials and experience of the            considered the contractual nature of         the review of the profitability of AIM's
officers and employees of AIM who will       this fee waiver/expense limitation and       and its affiliates' investment advisory
provide investment advisory services to      noted that it remains in effect until        and other activities and its financial
the Fund. In reviewing the                   June 30, 2007. The Board considered the      condition, the Board concluded that the
qualifications of AIM to provide             effect this fee waiver/expense               compensation to be paid by the Fund to
investment advisory services, the Board      limitation would have on the Fund's          AIM under its Advisory Agreement was not
reviewed the qualifications of AIM's         estimated expenses and concluded that        excessive.
investment personnel and considered such     the levels of fee waivers/expense
issues as AIM's portfolio and product        limitations for the Fund were fair and       o Benefits of soft dollars to AIM. The
review process, various back office          reasonable.                                  Board considered the benefits realized
support functions provided by AIM and                                                     by AIM as a result of brokerage
AIM's equity and fixed income trading        o Breakpoints and economies of scale.        transactions executed through "soft
operations. Based on the review of these     The Board reviewed the structure of the      dollar" arrangements. Under these
and other factors, the Board concluded       Fund's advisory fee under the Advisory       arrangements, brokerage commissions paid
that the quality of services to be           Agreement, noting that it contains six       by the Fund and/or other funds advised
provided by AIM was appropriate.             breakpoints. The Board reviewed the          by AIM are used to pay for research and
                                             level of the Fund's advisory fees, and       execution services. This research is
o The performance of the Fund relative       noted that such fees, as a percentage of     used by AIM in making investment
to comparable funds. Not applicable          the Fund's net assets, would decrease as     decisions for the Fund. The Board
because this is a new Fund.                  net assets increase because the Advisory     concluded that such arrangements were
                                             Agreement includes breakpoints. The          appropriate.
o The performance of the Fund relative       Board noted that, because this is a new
to indices. Not applicable because this      Fund and the way in which the advisory       o AIM's financial soundness in light of
is a new Fund.                               fee breakpoints have been structured,        the Fund's needs. The Board considered
                                             the Fund has yet                             whether AIM is financially sound and has
o Meeting with the Fund's portfolio                                                       the resources necessary to per-
managers and investment personnel. The
Board intends to meet periodically with
the Fund's portfolio managers and/or


                                                                                                                        (continued)

AIM International Bond Fund

form its obligations under the Advisory         The Board considered the factors          Advisor pursuant to the Sub-Advisory
Agreement, and concluded that AIM has        discussed below in evaluating the            Agreement and the services to be
the financial resources necessary to         fairness and reasonableness of the           provided by AIM pursuant to the Advisory
fulfill its obligations under the            Sub-Advisory Agreement at the meeting on     Agreement, as well as the allocation of
Advisory Agreement.                          February 1, 2006 and as part of the          fees between AIM and the Sub-Advisor
                                             Board's ongoing oversight of the Fund.       pursuant to the Sub-Advisory Agreement.
o Historical relationship between the        In their deliberations, the Board and        The Board noted that the sub-advisory
Fund and AIM. In determining whether to      the independent trustees did not             fees have no direct effect on the Fund
approve the Advisory Agreement for the       identify any particular factor that was      or its shareholders, as they are paid by
Fund, the Board also considered the          controlling, and each trustee attributed     AIM to the Sub-Advisor, and that AIM
current relationship between AIM and the     different weights to the various             and the Sub-Advisor are affiliates.
Trust, as well as the Board's knowledge      factors.                                     Based on this review, the Board
of AIM's operations, and concluded that                                                   concluded that the sub-advisory fee rate
it was beneficial to maintain the               The discussion below serves as a          under the Sub-Advisory Agreement was
current relationship, in part, because       discussion of the material factors and       fair and reasonable.
of such knowledge. The Board also            the conclusions with respect thereto
reviewed the general nature of the           that formed the basis for the Board's        o Profitability of AIM and its
non-investment advisory services             approval of the Sub-Advisory Agreement.      affiliates. The Board reviewed
currently performed by AIM and its           After consideration of all of the            information concerning the profitability
affiliates for the Trust, such as            factors below and based on its informed      of AIM's (and its affiliates')
administrative, transfer agency and          business judgment, the Board determined      investment advisory and other activities
distribution services, and the fees          that the Sub-Advisory Agreement is in        and its financial condition. The Board
received by AIM and its affiliates for       the best interests of the Fund and its       considered the overall profitability of
performing such services. In addition to     shareholders.                                AIM. The Board noted that AIM's
reviewing such services, the trustees                                                     operations remain profitable, although
also considered the organizational           o The nature and extent of the advisory      increased expenses in recent years have
structure employed by AIM and its            services to be provided by the               reduced AIM's profitability. Based on
affiliates to provide those services.        Sub-Advisor. The Board reviewed the          the review of the profitability of AIM's
Based on the review of these and other       services to be provided by the               and its affiliates' investment advisory
factors, the Board concluded that AIM        Sub-Advisor under the Sub-Advisory           and other activities and its financial
and its affiliates were qualified to         Agreement. Based on such review, the         condition, the Board concluded that the
provide non-investment advisory services     Board concluded that the range of            compensation to be paid by the Fund to
to the Fund, including administrative,       services to be provided by the               AIM under its Advisory Agreement was not
transfer agency and distribution             Sub-Advisor under the Sub-Advisory           excessive.
services.                                    Agreement was appropriate.
                                                                                          o The Sub-Advisor's financial soundness
o Other factors and current trends. In       o The quality of services to be provided     in light of the Fund's needs. The Board
determining whether to approve the           by the Sub-Advisor. The Board reviewed      considered whether the Sub-Advisor is
Advisory Agreement for the Fund, the         the credentials and experience of the        financially sound and has the resources
Board considered the fact that AIM,          officers and employees of the                necessary to perform its obligations
along with others in the mutual fund         Sub-Advisor who will provide investment      under the Sub-Advisory Agreement, and
industry, is subject to regulatory           advisory services to the Fund. Based on      concluded that the Sub-Advisor has the
inquiries and litigation related to a        the review of these and other factors,       financial resources necessary to fulfill
wide range of issues. The Board also         the Board concluded that the quality of      its obligations under the Sub-Advisory
considered the governance and compliance     services to be provided by the               Agreement.
reforms being undertaken by AIM and its      Sub-Advisor was appropriate.
affiliates, including maintaining an
internal controls committee and              o The performance of the Fund relative
retaining an independent compliance          to comparable funds. Not applicable
consultant, and the fact that AIM has        because this is a new Fund.
undertaken to cause the Fund to operate
in accordance with certain governance        o The performance of the Fund relative
policies and practices. The Board            to indices. Not applicable because this
concluded that these actions indicated a     is a new Fund.
good faith effort on the part of AIM to
adhere to the highest ethical standards,     o Meetings with the Fund's portfolio
and determined that the current              managers and investment personnel. The
regulatory and litigation environment to     Board intends to meet periodically with
which AIM is subject should not prevent      the Fund's portfolio managers and/or
the Board from approving the Advisory        other investment personnel to ensure
Agreement for the Fund.                      that such individuals are competent and
                                             able to carry out their responsibilities
APPROVAL OF SUB-ADVISORY AGREEMENT           under the Sub-Advisory Agreement.

The Board oversees the management of the     o Overall performance of the
Fund and, as required by law, determines     Sub-Advisor. Not applicable because this
whether to approve the Fund's                is a new Fund.
sub-advisory agreement. Based upon the
recommendation of the Investments            o Fees relative to those clients of the
Committee of the Board, at a meeting         Sub-Advisor with comparable investment
held on February 1, 2006, the Board,         strategies. The Board reviewed the
including all of the independent             sub-advisory fee rate for the Fund under
trustees, approved the sub-advisory          the Sub-Advisory Agreement. The Board
agreement (the "Sub-Advisory                compared effective contractual fee rates
Agreement") between INVESCO Asset            at a common asset level and noted that
Management Limited (the "Sub-Advisor")       this rate was higher than the advisory
and AIM with respect to the Fund for an      fee rate for one
initial period ending June 30, 2007.         institutional/separately managed account
                                             advised by the Sub-Advisor with
                                             investment strategies comparable to
                                             those of the Fund. The Board noted that
                                             AIM has agreed to limit the Fund's total
                                             annual operating expenses, as discussed
                                             below. The Board also considered the
                                             services to be provided by the Sub-

Supplement to Annual Report dated 10/31/06

AIM International Bond Fund

                                                 ===================================

Institutional Class Shares                       CUMULATIVE TOTAL RETURNS                   PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                 For periods ended 10/31/06            INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been prepared to                                         RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
provide Institutional Class shareholders with    Inception (3/31/06)           6.27%   ALL RETURNS ASSUME REINVESTMENT OF
a performance overview specific to their         6 Months                      2.10    DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
holdings. Institutional Class shares are                                               PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
offered exclusively to institutional             ===================================   SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
investors, including defined contribution                                              LESS THAN THEIR ORIGINAL COST. SEE FULL
plans that meet certain criteria.                CUMULATIVE TOTAL RETURNS              REPORT FOR INFORMATION ON COMPARATIVE
                                                 For periods ended 9/30/06, most       BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                 recent calendar quarter-end           PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                                                       CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                 Inception (3/31/06)           5.15%   800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                 6 Months                      5.15

                                                 ===================================

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                                 SALES CHARGE; THEREFORE,
                                                 PERFORMANCE IS AT NET ASSET VALUE
                                                 (NAV). PERFORMANCE OF INSTITUTIONAL
                                                 CLASS SHARES WILL DIFFER FROM
                                                 PERFORMANCE OF OTHER SHARE CLASSES
                                                 PRIMARILY DUE TO DIFFERING SALES
                                                 CHARGES AND CLASS EXPENSES.

                                                      A REDEMPTION FEE OF 2% WILL BE
                                                 IMPOSED ON CERTAIN REDEMPTIONS OR
                                                 EXCHANGES OUT OF THE FUND WITHIN 30
                                                 DAYS OF PURCHASE. EXCEPTIONS TO THE
                                                 REDEMPTION FEE ARE LISTED IN THE
                                                 FUND'S PROSPECTUS.

                                                      HAD THE ADVISOR NOT WAIVED
                                                 FEES AND/OR REIMBURSED EXPENSES,
                                                 PERFORMANCE WOULD HAVE BEEN LOWER.

==============================================

NASDAQ SYMBOL                            AUBIX

==============================================

Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                            [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   IBO-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--          --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                          divide your account value by $1,000        The hypothetical account values and
                                                 (for example, an $8,600 account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur          value divided by $1,000 = 8.6),       actual ending account balance or expenses you
ongoing costs, including management fees and     then multiply the result by the       paid for the period. You may use this
other Fund expenses. This example is intended    number in the table under the         information to compare the ongoing costs of
to help you understand your ongoing costs (in    heading entitled "Actual Expenses     investing in the Fund and other funds. To do
dollars) of investing in the Fund and to         Paid During Period" to estimate the   so, compare this 5% hypothetical example with
compare these costs with ongoing costs of        expenses you paid on your account     the 5% hypothetical examples that appear in
investing in other mutual funds. The example     during this period.                   the shareholder reports of the other funds.
is based on an investment of $1,000 invested
at the beginning of the period and held for      Hypothetical example for comparison        Please note that the expenses shown in
the entire period May 1, 2006, through October   purposes                              the table are meant to highlight your ongoing
31, 2006.                                                                              costs only. Therefore, the hypothetical
                                                 The table below also provides         information is useful in comparing ongoing
Actual expenses                                  information about hypothetical        costs only, and will not help you determine
                                                 account values and hypothetical       the relative total costs of owning different
The table below provides information about       expenses based on the Fund's actual   funds.
actual account values and actual expenses. You   expense ratio and an assumed rate
may use the information in this table,           of return of 5% per year before
together with the amount you invested, to        expenses, which is not the Fund's
estimate the expenses that you paid over the     actual return. The Fund's actual
period. Simply                                   cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                            HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                                 EXPENSES)

                       BEGINNING             ENDING              EXPENSES             ENDING             EXPENSES         ANNUALIZED
   SHARE             ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING        ACCOUNT VALUE        PAID DURING          EXPENSE
   CLASS                (5/1/06)          (10/31/06)(1)         PERIOD(2)           (10/31/06)          PERIOD(2)            RATIO

Institutional          $1,000.00            $1,021.00             $4.53             $1,020.72             $4.53              0.89%

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   IBO-INS-1   A I M Distributors, Inc.

AIM International Bond Fund

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
NON U.S. DOLLAR DENOMINATED BONDS &
  NOTES-87.71%(A)

AUSTRALIA-2.93%

New South Wales Treasury Corp. (Sovereign
  Debt)-Series 08RG, Euro Gtd. Bonds, 8.00%,
  03/01/08(b)                   AUD               1,000,000   $   790,620
=========================================================================

BELGIUM-4.13%

Belgium Government (Sovereign Debt)-Series
  36, Euro Bonds, 5.00%, 09/28/11(b)      EUR       825,000     1,114,064
=========================================================================

BRAZIL-0.90%

Brazilian Government (Sovereign Debt), Sr.
  Unsec. Unsub. Euro Bonds, 9.50%,
  01/24/11(b)   EUR                                 160,000       242,466
=========================================================================

CANADA-3.53%

Canada Housing Trust No. 1 (Sovereign Debt)-
  Series SEPT, Gtd. Global Notes, 4.60%,
  09/15/11(b)                   CAD                 600,000       547,412
-------------------------------------------------------------------------
Canadian Government (Sovereign Debt),
  Canadian Bonds, 5.75%, 06/01/33(b)      CAD       360,000       406,752
=========================================================================
                                                                  954,164
=========================================================================

CHINA-4.22%

China Government (Sovereign Debt), Unsec.
  Euro Bonds, 4.25%, 10/28/14(b)          EUR       880,000     1,139,586
=========================================================================

FINLAND-2.41%

Finland Government (Sovereign Debt), Sr.
  Unsec. Unsub. Euro Bonds, 5.00%,
  07/04/07(b)   EUR                                 505,000       649,896
=========================================================================

FRANCE-1.04%

France Government (Sovereign Debt), Euro
  Bonds,
  4.00%, 04/25/55(b)                   EUR           40,000        52,934
-------------------------------------------------------------------------
  6.50%, 04/25/11(b)                   EUR          160,000       227,615
=========================================================================
                                                                  280,549
=========================================================================

GERMANY-24.12%

Bundesobligation (Sovereign Debt),
  -Series 139, Euro Bonds,
  4.00%, 02/16/07(b)                   EUR        1,200,000     1,533,527
-------------------------------------------------------------------------
  -Series 147, Euro Bonds,
  2.50%, 10/08/10(b)                   EUR          325,000       397,526
-------------------------------------------------------------------------
Bundesrepublik Deutschland (Sovereign Debt)-
  Series 05, Euro Bonds,
  4.00%, 01/04/37(b)                   EUR        1,460,000     1,917,927
-------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Diversified
  Banks), Sr. Unsec. Gtd. Unsub. Global
  Notes, 2.05%, 02/16/26(b)               JPY    50,000,000       417,506
-------------------------------------------------------------------------
Landwirtschaftliche Rentenbank (Diversified
  Banks), Unsec. Gtd. Unsub. Medium Term Euro
  Notes, 1.38%, 04/25/13(b)          JPY        138,000,000     1,176,420
-------------------------------------------------------------------------
NRW Bank (Diversified Banks)-Series 124, Gtd.
  Unsub. Medium Term Euro Notes, 0.05%,
  03/20/07(b)                    JPY            125,000,000     1,067,653
=========================================================================
                                                                6,510,559
=========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------


GREECE-0.89%

Hellenic Republic Government (Sovereign
  Debt), Sr. Unsec. Unsub. Euro Bonds, 4.50%,
  09/20/37(b)                   EUR                 180,000   $   240,077
=========================================================================

IRELAND-5.14%

Depfa ACS Bank (Diversified Banks), Sec.
  Medium Term Euro Notes, 1.65%,
  12/20/16(b)      JPY                          140,000,000     1,182,717
-------------------------------------------------------------------------
Ireland Government (Sovereign Debt), Euro
  Deb., 4.60%, 04/18/16(b)                EUR       150,000       204,333
=========================================================================
                                                                1,387,050
=========================================================================

ITALY-1.26%

Buoni Poliennali Del Tesoro (Sovereign Debt),
  Euro Bonds, 2.75%, 06/15/10(b)         EUR        275,000       339,545
=========================================================================

JAPAN-3.13%

Development Bank of Japan (Sovereign Debt)-
  Series INTL, Gtd. Global Bonds, 2.30%,
  03/19/26(b)                    JPY             90,000,000       767,252
-------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Diversified
  Banks), Sub. Second Tier Euro Notes, 4.38%,
  10/27/14(b)                   EUR                  60,000        77,058
=========================================================================
                                                                  844,310
=========================================================================

LUXEMBOURG-7.33%

European Investment Bank (Diversified Banks),
  Euro Bonds,
  5.63%, 06/07/32(b)                   GBP          455,000     1,040,387
-------------------------------------------------------------------------
  Global Notes,
  3.13%, 10/15/15(b)                   EUR          135,000       163,708
-------------------------------------------------------------------------
Fiat Finance & Trade Ltd. S.A. (Automobile
  Manufacturers), Sr. Unsec. Gtd. Unsub. Euro
  Notes, 6.63%, 02/15/13(b)              EUR        195,000       264,133
-------------------------------------------------------------------------
Gaz Capital for Gazprom (Integrated Oil &
  Gas)- REGS-Series 3, Sr. Sec. Euro Notes,
  5.88%, 06/01/15 (Acquired
  04/12/06-08/28/06; Cost $509,622)(b)(c) EUR       380,000       511,795
=========================================================================
                                                                1,980,023
=========================================================================

MEXICO-0.50%

Mexico Government (Sovereign Debt), Global
  Notes, 5.38%, 06/10/13(b)              EUR        100,000       136,186
=========================================================================

NETHERLANDS-4.59%

Rabobank Nederland-Cooperatieve Centrale
  Raiffeisen-Boerenleenbank B.A. (Diversified
  Banks)-Series 1355 Tranche 2, Medium Term
  Euro Notes, 0.20%, 06/20/08(b)          JPY   146,000,000     1,238,142
=========================================================================

NORWAY-1.88%

Norway Government (Sovereign Debt), Bonds,
  6.75%, 01/15/07(b)                   NOK        3,300,000       507,991
=========================================================================

POLAND-6.55%

Poland Government (Sovereign Debt)- Series
  DS1015, Bonds, 6.25%, 10/24/15(b)  PLN          5,000,000     1,768,778
=========================================================================

AIM International Bond Fund


                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

PORTUGAL-0.57%

Obrigacoes do Tesouro (Sovereign Debt), Euro
  Bonds, 4.10%, 04/15/37(b)             EUR         120,000   $   153,915
=========================================================================

SPAIN-5.21%

Caixa d'Estalvis de Catalunya (Diversified
  Capital Markets), Sec. Mortgage-Backed Euro
  Notes, 3.50%, 03/07/16(b)               EUR     1,000,000     1,226,216
-------------------------------------------------------------------------
Spain Government (Sovereign Debt), Euro
  Bonds, 4.25%, 10/31/07(b)               EUR       140,000       179,620
=========================================================================
                                                                1,405,836
=========================================================================

UNITED KINGDOM-2.64%

DaimlerChrysler UK Holding PLC (Automobile
  Manufacturers)-Series 147, Unsec. Gtd.
  Unsub. Medium Term Euro Notes,
  5.13%, 02/04/08(b)                   GBP           50,000        94,530
-------------------------------------------------------------------------
United Kingdom Treasury (Sovereign Debt),
  Bonds,
  4.25%, 09/07/11(b)                   GBP          290,000       541,333
-------------------------------------------------------------------------
  4.50%, 03/07/07(b)                   GBP           40,000        76,160
=========================================================================
                                                                  712,023
=========================================================================

UNITED STATES OF AMERICA-4.74%

General Electric Capital Corp. (Other
  Diversified Financial Services), Sr. Unsec.
  Unsub. Medium Term Euro Notes, 4.50%,
  12/15/08(b)     GBP                               550,000     1,033,351
-------------------------------------------------------------------------
Pemex Project Funding Master Trust (Other
  Diversified Financial Services)-REGS,
  Unsec. Gtd. Unsub. Euro Bonds, 6.63%,
  04/04/10 (Acquired 04/12/06-08/25/06; Cost
  $244,068)(b)(c)                  EUR              180,000       246,101
=========================================================================
                                                                1,279,452
=========================================================================
    Total Non U.S. Dollar Denominated Bonds &
      Notes (Cost $23,294,819)                                 23,675,232
=========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITY-4.51%(A)

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-4.51%

Unsec. Global Notes 1.75%, 03/26/08(b)
  (Cost $1,211,793)                    JPY      140,000,000   $ 1,216,284
=========================================================================

U.S. DOLLAR DENOMINATED BONDS & NOTES-1.85%

CONSTRUCTION & ENGINEERING-1.09%

Ranhill Labuan Ltd. (Malaysia)-REGS, Gtd.
  Euro Notes, 12.50%, 10/26/11 (Acquired
  10/18/06; Cost $300,000)(b)(c)               $    300,000       295,125
=========================================================================

DIVERSIFIED BANKS-0.76%

ICICI Bank Ltd. (India)-REGS, Unsec. First
  Tier Unsub. Euro Bonds, 7.25% (Acquired
  08/17/06; Cost $198,649)(c)(d)                    200,000       205,279
=========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $498,649)                                       500,404
=========================================================================

U.S. TREASURY SECURITY-0.22%

U.S. TREASURY BILLS-0.22%

5.03%, 01/25/07(b)(e) (Cost $59,287)                 60,000(f)      59,305
=========================================================================

                                                  SHARES
MONEY MARKET FUNDS-3.19%

Liquid Assets Portfolio-Institutional
  Class(g)                                          429,948       429,948
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)            429,948       429,948
=========================================================================
    Total Money Market Funds (Cost $859,896)                      859,896
=========================================================================
TOTAL INVESTMENTS-97.48% (Cost $25,924,444)                    26,311,121
=========================================================================
OTHER ASSETS LESS LIABILITIES-2.52%                               680,293
=========================================================================
NET ASSETS-100.00%                                            $26,991,414
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

AUD     - Australian Dollar
CAD     - Canadian Dollar
Deb.    - Debentures
EUR     - Euro
GBP     - British Pound
Gtd.    - Guaranteed
JPY     - Japanese Yen
NOK     - Norwegian Krona
PLN     - Poland Zloty
REGS    - Regulation S
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Foreign denominated security. Principal amount is denominated in currency indicated.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2006 was $25,245,946, which represented 93.53% of the Fund's Net Assets. See Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2006 was $1,258,300, which represented 4.66% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Perpetual bond with no specified maturity date.
(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 8.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $25,064,548)        $25,451,225
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $859,896)                                   859,896
===========================================================
     Total investments (cost $25,924,444)        26,311,121
===========================================================
Foreign currencies, at value (cost $97,654)          99,517
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,057,491
-----------------------------------------------------------
  Fund shares sold                                  105,862
-----------------------------------------------------------
  Dividends and Interest                            377,867
-----------------------------------------------------------
  Fund expenses absorbed                              9,644
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                1,167
-----------------------------------------------------------
Other assets                                        101,651
===========================================================
     Total assets                                28,064,320
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             865,747
-----------------------------------------------------------
  Fund shares reacquired                              3,285
-----------------------------------------------------------
  Foreign currency contracts                        105,932
-----------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                            1,167
-----------------------------------------------------------
  Variation margin                                   26,522
-----------------------------------------------------------
Accrued distribution fees                             4,346
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,125
-----------------------------------------------------------
Accrued transfer agent fees                           1,512
-----------------------------------------------------------
Accrued operating expenses                           63,270
===========================================================
     Total liabilities                            1,072,906
===========================================================
Net assets applicable to shares outstanding     $26,991,414
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $26,711,529
-----------------------------------------------------------
Undistributed net investment income                 (31,889)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts and futures
  contracts                                          (6,158)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, foreign
  currency contracts and futures contracts          317,932
===========================================================
                                                $26,991,414
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $ 3,340,968
___________________________________________________________
===========================================================
Class B                                         $ 2,024,623
___________________________________________________________
===========================================================
Class C                                         $ 2,382,955
___________________________________________________________
===========================================================
Institutional Class                             $19,242,868
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             320,076
___________________________________________________________
===========================================================
Class B                                             194,219
___________________________________________________________
===========================================================
Class C                                             228,551
___________________________________________________________
===========================================================
Institutional Class                               1,843,734
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.44
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $10.44 divided by
     95.25%)                                    $     10.96
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.42
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.43
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.44
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Bond Fund

STATEMENT OF OPERATIONS

For the period March 31, 2006 (date operations commenced) to October 31, 2006

INVESTMENT INCOME:

Interest                                                      $ 226,438
-----------------------------------------------------------------------
Dividends from affiliated money market funds                      2,570
=======================================================================
    Total investment income                                     229,008
=======================================================================

EXPENSES:

Advisory fees                                                    45,089
-----------------------------------------------------------------------
Administrative services fees                                     29,452
-----------------------------------------------------------------------
Custodian fees                                                   15,906
-----------------------------------------------------------------------
Distribution fees:
  Class A                                                         3,158
-----------------------------------------------------------------------
  Class B                                                         8,766
-----------------------------------------------------------------------
  Class C                                                         8,312
-----------------------------------------------------------------------
Transfer agent fees -- A, B and C                                 5,268
-----------------------------------------------------------------------
Transfer agent fees -- Institutional                                358
-----------------------------------------------------------------------
Trustees' and officer's fees and benefits                         8,352
-----------------------------------------------------------------------
Registration and filing fees                                     53,343
-----------------------------------------------------------------------
Reports to shareholders                                          15,067
-----------------------------------------------------------------------
Professional services fees                                       68,972
-----------------------------------------------------------------------
Other                                                             6,168
=======================================================================
    Total expenses                                              268,211
=======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (188,804)
=======================================================================
    Net expenses                                                 79,407
=======================================================================
Net investment income                                           149,601
=======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                          10,917
-----------------------------------------------------------------------
  Foreign currencies                                            (29,818)
-----------------------------------------------------------------------
  Foreign currency contracts                                   (114,390)
-----------------------------------------------------------------------
  Futures contracts                                             (17,010)
=======================================================================
                                                               (150,301)
=======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         386,678
-----------------------------------------------------------------------
  Foreign currencies                                             10,406
-----------------------------------------------------------------------
  Foreign currency contracts                                    (81,013)
-----------------------------------------------------------------------
  Futures contracts                                               1,861
=======================================================================
                                                                317,932
=======================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts and futures contracts              167,631
=======================================================================
Net increase in net assets resulting from operations          $ 317,232
_______________________________________________________________________
=======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Bond Fund

STATEMENT OF CHANGES IN NET ASSETS

For the period March 31, 2006 (date operations commenced) to October 31, 2006

OPERATIONS:

  Net investment income                                         $   149,601
---------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts and
    futures contracts                                              (150,301)
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                                 317,932
===========================================================================
    Net increase in net assets resulting from operations            317,232
===========================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (13,407)
---------------------------------------------------------------------------
  Class B                                                            (7,399)
---------------------------------------------------------------------------
  Class C                                                            (6,483)
---------------------------------------------------------------------------
  Institutional Class                                               (35,342)
===========================================================================
    Total distributions from net investment income                  (62,631)
===========================================================================
Return of Capital:
  Class A                                                           (22,597)
---------------------------------------------------------------------------
  Class B                                                           (12,469)
---------------------------------------------------------------------------
  Class C                                                           (10,926)
---------------------------------------------------------------------------
  Institutional Class                                               (59,566)
===========================================================================
    Total return of capital                                        (105,558)
===========================================================================
    Decrease in net assets resulting from distributions            (168,189)
===========================================================================
Share transactions-net:
  Class A                                                         3,304,813
---------------------------------------------------------------------------
  Class B                                                         1,984,421
---------------------------------------------------------------------------
  Class C                                                         2,359,106
---------------------------------------------------------------------------
  Institutional Class                                            19,194,031
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                26,842,371
===========================================================================
    Net increase in net assets                                   26,991,414
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income of $(31,889))                                        $26,991,414
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Bond Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Bond Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on March 31, 2006.

    The Fund's investment objective is to provide total return.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and,

AIM International Bond Fund

     accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM International Bond Fund

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.65%
--------------------------------------------------------------------
Next $250 million                                             0.59%
--------------------------------------------------------------------
Next $500 million                                             0.565%
--------------------------------------------------------------------
Next $1.5 billion                                             0.54%
--------------------------------------------------------------------
Next $2.5 billion                                             0.515%
--------------------------------------------------------------------
Next $5 billion                                               0.49%
--------------------------------------------------------------------
Over $10 billion                                              0.465%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Asset Management Limited ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.10%, 1.85%, 1.85% and 0.85% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the period March 31, 2006 (date operations commenced) to October 31, 2006, AIM waived advisory fees of $45,089 and reimbursed fund level expenses of $135,843 and reimbursed class level expenses of $2,120, $1,471, $1,395 and $358 for Class A, Class B, Class C and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the period March 31, 2006 (date operations commenced) to October 31, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period March 31, 2006 (date operations commenced) to October 31, 2006, AIM was paid $29,452.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the

AIM International Bond Fund

Trust's Board of Trustees. For the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund paid AIS $5,268 for Class A, Class B and Class C share classes and $358 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period March 31, 2006 (date operations commenced) to October 31, 2006, the Class A, Class B and Class C shares paid $3,158, $8,766 and $8,312, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period March 31, 2006 (date operations commenced) to October 31, 2006, ADI advised the Fund that it retained $3,234 in front-end sales commissions from the sale of Class A shares and $0, $80 and $49 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders .

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period March 31, 2006 (date operations commenced) to October 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               03/31/06          AT COST          FROM SALES       (DEPRECIATION)      10/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $   --          $2,030,847        $(1,600,899)         $   --          $429,948        $1,286        $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                 --           2,030,847         (1,600,899)             --           429,948         1,284            --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates      $   --          $4,061,694        $(3,201,798)         $   --          $859,896        $2,570        $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,528.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund paid legal fees of $571 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM International Bond Fund

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--FOREIGN CURRENCY CONTRACTS

                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                     CONTRACT TO
SETTLEMENT                                               ------------------------------------        VALUE           UNREALIZED
DATE                                                            DELIVER              RECEIVE        10/31/06        APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
01/11/07                                                 USD    1,275,400      EUR  1,000,000      $1,281,085        $   5,685
---------------------------------------------------------------------------------------------------------------------------------
01/11/07                                                 USD    2,680,461      EUR  2,100,000      2,690,279             9,818
---------------------------------------------------------------------------------------------------------------------------------
01/11/07                                                 USD      822,478      NOK  5,430,000        833,867            11,389
=================================================================================================================================
                                                                                                                     $  26,892
=================================================================================================================================

                                                                     CONTRACT TO                                     UNREALIZED
SETTLEMENT                                               ------------------------------------        VALUE          APPRECIATION
DATE                                                            DELIVER              RECEIVE        10/31/06       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
01/11/07                                                 EUR      650,000      USD   822,289       $ 832,705         $ (10,416)
---------------------------------------------------------------------------------------------------------------------------------
01/11/07                                                 EUR    1,100,000      USD  1,383,602      1,409,194           (25,592)
---------------------------------------------------------------------------------------------------------------------------------
01/11/07                                                 EUR    2,100,000      USD  2,669,625      2,690,279           (20,654)
---------------------------------------------------------------------------------------------------------------------------------
01/11/07                                                 GBP      200,000      USD   377,008         381,713            (4,705)
---------------------------------------------------------------------------------------------------------------------------------
01/11/07                                                 NOK    5,430,000      EUR   814,272         825,644            (8,223)
---------------------------------------------------------------------------------------------------------------------------------
01/11/07                                                 PLN    5,200,000      USD  1,682,739      1,721,054           (38,315)
=================================================================================================================================
                                                                                                                     $(107,905)
=================================================================================================================================
  Total open foreign currency contracts                                                                              $ (81,013)
=================================================================================================================================

                                         CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                     CONTRACT TO                                      REALIZED
CLOSED                                                   ------------------------------------        VALUE              GAIN
DATE                                                            DELIVER              RECEIVE        10/31/06           (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
10/04/06                                                 JPY  168,000,000      USD  1,420,629      $1,441,813        $ (21,184)
---------------------------------------------------------------------------------------------------------------------------------
10/05/06                                                 USD      667,622      CAD   750,000         667,004              (618)
---------------------------------------------------------------------------------------------------------------------------------
10/11/06                                                 SGD    1,620,000      USD  1,024,150      1,027,267            (3,117)
=================================================================================================================================
  Total closed foreign currency contracts                                                                            $ (24,919)
=================================================================================================================================
  Total foreign currency contracts                                                                                   $(105,932)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Currency Abbreviations:

CAD  - Canadian Dollar
EUR  - Euro
GBP  - British Pound Sterling
JPY  - Japanese Yen
NOK  - Norwegian Krona
PLN  - Poland Zloty
SGD  - Singapore Dollar
USD  - U.S. Dollar

AIM International Bond Fund

NOTE 8--FUTURES CONTRACTS

On October 31, 2006, $60,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF       MONTH/           VALUE         UNREALIZED
CONTRACT                                                      CONTRACTS     COMMITMENT       10/31/06       APPRECIATION
------------------------------------------------------------------------------------------------------------------------
Euro-Bund                                                        18        Dec-06/Short     $(2,706,832)       $1,861
________________________________________________________________________________________________________________________
========================================================================================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:


The tax character of distributions paid during the period March 31, 2006 (date operations commenced) to October 31, 2006 is as follows:

                                                                  2006
------------------------------------------------------------------------
Distributions paid from ordinary income                         $ 62,631
------------------------------------------------------------------------
Return of Capital                                                105,558
========================================================================
Total                                                           $168,189
________________________________________________________________________
========================================================================


TAX COMPONENTS OF NET ASSETS:


As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                   2006
---------------------------------------------------------------------------
Unrealized appreciation-investments                             $   366,175
---------------------------------------------------------------------------
Temporary book/tax differences                                         (991)
---------------------------------------------------------------------------
Capital loss carryover                                              (85,299)
---------------------------------------------------------------------------
Shares of beneficial interest                                    26,711,529
===========================================================================
Total net assets                                                $26,991,414
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $10,406 and appreciation on futures contracts of $1,861.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2014                                                   $85,299
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, long-term U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to October 31, 2006 was $47,751,059 and $19,844,645, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $3,718,253 and $6,606,505.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $393,968
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (40,060)
==============================================================================
Net unrealized appreciation of investment securities                $353,908
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $25,957,213.

AIM International Bond Fund

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of return of capital, foreign currency transactions and organizational expenses, on October 31, 2006, undistributed net investment income was decreased by $13,301, undistributed net realized gain (loss) was increased by $144,143 and shares of beneficial interest decreased by $130,842. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                   MARCH 31, 2006
                                                                  (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                OCTOBER 31, 2006(a)
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                       346,070    $ 3,571,637
--------------------------------------------------------------------------------------
  Class B                                                       203,124      2,076,016
--------------------------------------------------------------------------------------
  Class C                                                       246,060      2,538,618
--------------------------------------------------------------------------------------
  Institutional Class                                         1,922,095     20,007,020
======================================================================================
Issued as reinvestment of dividends:
  Class A                                                         3,217         33,479
--------------------------------------------------------------------------------------
  Class B                                                         1,720         17,883
--------------------------------------------------------------------------------------
  Class C                                                         1,645         17,088
--------------------------------------------------------------------------------------
  Institutional Class                                             9,160         94,908
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         1,511         15,725
--------------------------------------------------------------------------------------
  Class B                                                        (1,512)       (15,725)
======================================================================================
Reacquired:(b)
  Class A                                                       (30,722)      (316,028)
--------------------------------------------------------------------------------------
  Class B                                                        (9,113)       (93,753)
--------------------------------------------------------------------------------------
  Class C                                                       (19,154)      (196,600)
--------------------------------------------------------------------------------------
  Institutional Class                                           (87,521)      (907,897)
======================================================================================
                                                              2,586,580    $26,842,371
______________________________________________________________________________________
======================================================================================

(a) 9% of the outstanding shares of the Fund are owned by AIM and 71% are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b) Amount is net of redemption fees of $876, $594, $433 and $894 for Class A, Class B, Class C and Institutional Class shares, respectively for the period March 31, 2006 (date operations commenced) to October 31, 2006.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM International Bond Fund


NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   CLASS A                CLASS B             CLASS C         INSTITUTIONAL CLASS
                                               ----------------       ----------------    ----------------    -------------------
                                                MARCH 31, 2006         MARCH 31, 2006      MARCH 31, 2006       MARCH 31, 2006
                                               (DATE OPERATIONS       (DATE OPERATIONS    (DATE OPERATIONS     (DATE OPERATIONS
                                                COMMENCED) TO          COMMENCED) TO       COMMENCED) TO         COMMENCED) TO
                                                 OCTOBER 31,            OCTOBER 31,         OCTOBER 31,           OCTOBER 31,
                                                     2006                   2006                2006                 2006
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.00                 $10.00              $10.00               $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                            0.13                   0.09                0.09                  0.15
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                       0.48                   0.46                0.47                  0.48
=================================================================================================================================
    Total from investment operations                  0.61                   0.55                0.56                  0.63
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.06)                 (0.05)              (0.05)                (0.07)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                  (0.11)                 (0.08)              (0.08)                (0.12)
=================================================================================================================================
    Total distributions                              (0.17)                 (0.13)              (0.13)                (0.19)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                            0.00                   0.00                0.00                  0.00
=================================================================================================================================
Net asset value, end of period                      $10.44                 $10.42              $10.43               $ 10.44
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       6.14%                  5.55%               5.65%                 6.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $3,341                 $2,025              $2,383               $19,243
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements(c)                                 1.14%                  1.89%               1.89%                 0.89%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements(c)                                 3.92%                  4.67%               4.67%                 3.50%
=================================================================================================================================
Ratio of net investment income to average net
  assets(c)                                           2.20%                  1.45%               1.45%                 2.45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                             231%                   231%                231%                  231%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,144,506, $1,488,123, $1,411,000, and $6,732,801 for Class A, Class B,
     Class C and Institutional Class shares, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the

AIM International Bond Fund
effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM International Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and Shareholders of AIM International Bond Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM International Bond Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period March 31, 2006 (date operations commenced) through October 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2006 by correspondence with the custodian, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM International Bond Fund

TAX DISCLOSURES

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 4.24% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended October 31, 2006, the Fund designates 2.03%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended April 30, 2006, July 31, 2006 and October 31, 2006 are 98.99%, 100% and 99.76%, respectively.

DISTRIBUTION NOTICE

For the fiscal year ended October 31, 2006, the Fund paid aggregate distributions of $0.1726 (Class A); $0.1337 (Class B & C) and $0.1853 (Institutional Class).

  Of the Fund's distributions for its fiscal year ended October 31, 2006, $0.0639 (Class A); $0.0495 (Class B & C) and $0.0686 (Institutional Class) per share represents net investment income, and $0.1087 (Class A); $0.0842 (Class B & C) and $0.1167 (Institutional Class) per share represents return of capital.

  Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Because each shareholder's tax status is unique, shareholders should consult their tax advisor regarding this distribution notice.

AIM International Bond Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1998           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          1987           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2001           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       2001           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         2001           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          1987           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM International Bond Fund



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO Asset
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      Management Limited
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    30 Finsbury Square
                              Houston, TX 77046-1173   Suite 100                Suite 2900               London EC2A 1AG
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   United Kingdom

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                     [eDELIVERY
                    GO PAPERLESS
            AIMinvestments.com/edelivery
                       Graphic]


REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund and account             If used after January 20, 2007, this report must be
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forms, fund reports, and prospectuses are available, we will            Quarterly Performance Review for the most recent
send you an e-mail notification containing links to these               quarter-end. Mutual funds distributed by A I M Distributors,
documents. For security purposes, you will need to log in to            Inc.
your account to view your statements and tax forms.
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WHY SIGN UP?                                                            investment management industry since 1976. AIM Investment
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Register for eDelivery to:                                              services represented by AIM Investments. AIM is a subsidiary
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                          [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash
Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts                                         [AIM INVESTMENTS LOGO APPEARS HERE]
------------------------------------------------------------------------------                     --Registered Trademark--

INTERNATIONAL/                                                    AIM Japan Fund
GLOBAL EQUITY
                                Annual Report to Shareholders o October 31, 2006

International/Global Blend




Table of Contents

Supplemental Information ........    2
Letters to Shareholders .........    3
Performance Summary .............    5
Management Discussion ...........    5
Fund Expenses ...................    7
Long-term Fund Performance ......    8
Approval of Advisory Agreement...   10
Schedule of Investments .........  F-1
Financial Statements ............  F-3
Notes to Financial Statements....  F-5
Financial Highlights ............ F-l1
Auditor's Report ................ F-13              [COVER GLOBE IMAGE]
Tax Disclosures ................. F-14
Trustees and Officers ........... F-15



[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]      [GRAPHIC]       [GRAPHIC]

[DOMESTIC   [INTERNATIONAL/     [SECTOR
EQUITY]      GLOBAL EQUITY]      EQUITY]



[GRAPHIC]      [GRAPHIC]       [GRAPHIC]

 [FIXED       [ALLOCATION     [DIVERSIFIED
 INCOME]       SOLUTIONS]      PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
    --Registered Trademark--

AIM Japan Fund

AIM JAPAN FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o  Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o The prices of and the income generated      principles require adjustments to be made
                                             by securities held by the Fund may            to the net assets of the Fund at period
o Class B shares are not available as an     decline in response to certain factors,       end for financial reporting purposes, and
investment for retirement plans              including some directly involving the         as such, the net asset values for
maintained pursuant to Section 401 of the    companies and governments whose               shareholder transactions and the returns
Internal Revenue Code, including 401(k)      securities are owned by the Fund. These       based on those net asset values may
plans, money purchase pension plans and      factors include general economic and          differ from the net asset values and
profit sharing plans, except for plans       market conditions, regional or global         returns reported in the Financial
that have existing accounts invested in      economic instability and currency and         Highlights.
Class B shares.                              interest rate fluctuations.
                                                                                           o Industry classifications used in this
PRINCIPAL RISKS OF INVESTING IN THE FUND     ABOUT INDEXES USED IN THIS REPORT             report are generally according to the
                                                                                           Global Industry Classification Standard,
o Foreign securities have additional         o The unmanaged MSCI EUROPE, AUSTRALASIA      which was developed by and is the
risks, including exchange rate changes,      AND THE FAR EAST INDEX (the MSCI EAFE         exclusive property and a service mark of
political and economic upheaval, the         --Registered Trademark--) is a group of       Morgan Stanley Capital International Inc.
relative lack of information about these     foreign securities tracked by Morgan          and Standard & Poor's.
companies, relatively low market             Stanley Capital International.
liquidity and the potential lack of                                                        The Fund provides a complete list of its
strict financial and accounting controls     o The unmanaged TOKYO STOCK EXCHANGE          holdings four times in each fiscal year,
and standards.                               PRICE INDEX (TOPIX) is a capitalization-      at the quarter-ends. For the second and
                                             weighted index of first section stocks        fourth quarters, the lists appear in the
o Prices of equity securities change in      (larger companies) listed on the Tokyo        Fund's semiannual and annual reports to
response to many factors including the       Stock Exchange.                               shareholders. For the first and third
historical and prospective earnings of                                                     quarters, the Fund flies the lists with
the issuer, the value of its assets,         o The unmanaged LIPPER JAPAN FUNDS INDEX      the Securities and Exchange Commission
general economic conditions, interest        is an equally weighted representation of      (SEC) on Form N-Q. The most recent list
rates, investor perceptions and market       the 10 largest funds within the Lipper        of portfolio holdings is available at
liquidity.                                   Japan Funds category. These funds             AIMinvestments.com. From our home page,
                                             concentrate their investments in equity       click on Products & Performance, then
o There is no guarantee that the             securities of Japanese companies.             Mutual Funds, then Fund Overview. Select
investment techniques and risk analyses                                                    your Fund from the drop-down menu and
used by the Fund's managers will produce     o The Fund is not managed to track the        click on Complete Quarterly Holdings.
the desired results.                         performance of any particular index,          Shareholders can also look up the Fund's
                                             including the indexes defined here, and       Forms N-Q on the SEC Web site at sec.gov.
o The Fund is subject to currency/           consequently, the performance of the Fund     Copies of the Fund's Forms N-Q may be
exchange rate risk since it may buy or       may deviate significantly from the            reviewed and copied at the SEC Public
sell currencies other than the U.S.          performance of the index.                     Reference Room in Washington, D.C. You
dollar.                                                                                    can obtain information on the operation
                                             o A direct investment cannot be made in       of the Public Reference Room, including
o The prices of initial public offering      an index. Unless otherwise indicated,         information about duplicating fee
(IPO) securities may go up and down more     index results include reinvested              charges, by calling 202-942-8090 or
than prices of equity securities of          dividends, and they do not reflect sales      800-732-0330, or by electronic request at
companies with longer trading histories.     charges. Performance of an index of funds     the following e-mail address:
In addition, companies offering              reflects fund expenses; performance of a      publicinfo@sec.gov. The SEC file numbers
securities in IPOs may have less             market index does not.                        for the Fund are 811-05426 and 033-19338.
experienced management or limited
operating histories. There can be no         OTHER INFORMATION                             A description of the policies and
assurance that the Fund will have                                                          procedures that the Fund uses to
favorable IPO investment opportunities.      o The returns shown in the management's       determine how to vote proxies relating to
                                             discussion of Fund performance are based      portfolio securities is available without
o Investing in a single-country mutual       on net asset values calculated for            charge, upon request, from our Client
fund involves greater risks than             shareholder transactions. Generally           Services department at 800-959-4246 or on
investing in a more diversified fund due     accepted accounting                           the AIM Web site, AIMinvestments.com. On
to lack of exposure to other countries.                                                    the home page, scroll down and click on
                                                                                           AIM Funds Proxy Policy. The information
                                                                                           is also available on the SEC Web site,
                                                                                           sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2006, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

======================================================================================     =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,      FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                       Class A Shares                      AJFAX
======================================================================================     Class B Shares                      AJFBX
NOT FDIC INSURED    MAY LOSE VALUE     NO BANK GUARANTEE                                   Class C Shares                      AJFCX
AIMinvestments.com                                                                         =========================================

AIM Japan Fund



                   Dear Shareholders of The AIM Family of Funds
                   --Registered Trademark--:

                   We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

    [TAYLOR           As we approach the end of 2006, it seems likely that many
     PHOTO] investors may see the value of their investments increase this year. Global equity markets, collectively, recorded double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                      While stock and bond markets generally enjoyed positive
 Phillip Taylor    year-to-date returns, their performance was affected by
                   short-term economic and geopolitical events. For example, the U.S. stock market was weak in the second quarter of Philip Taylor 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                      Short-term market fluctuations are a fact of life for all
                   investors. At AIM Investments--Registered Trademark--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios-with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                      We've changed the look of our annual reports to reflect
                   that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                      AIM has a variety of investment solutions, and knowing
                   which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                   OUR COMMITMENT TO YOU

                      In the short term, the one sure thing about markets is
                   their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                      Information about investing, the markets and your Fund is
                   always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                   Sincerely,

                   /s/ PHILIP TAYLOR

                   Philip Taylor
                   President -- AIM Funds
                   CEO, AIM Investments

                   December 14, 2006

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Japan Fund



                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

   [CROCKETT           Looking ahead, your Board finds many reasons to be
     PHOTO]         positive about AIM's management and strategic direction.
                    Most importantly, AIM's investment management discipline has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management
BRUCE L. CROCKETT   organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    December 14, 2006

                    *To learn more about all the factors we considered before
                     approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Japan Fund



Management's discussion
of Fund performance

=======================================================================================   research is reflected in our proprietary
                                                                                          stock evaluation system. We score a
   PERFORMANCE SUMMARY                                                                    company relative to five select research
                                                                                          factors and compare the company score to
   From inception on March 31, 2006, through October 31, 2006, Class A shares of AIM      its specific sector average. With this
   Japan Fund, excluding sales charges, returned -11.70%. The Fund's performance          unique evaluation system, we are able to
   lagged both our broad market index and our style-specific index, or benchmark.         account for earnings growth and
                                                                                          valuation/quality measures.
      We attribute the Fund's underperformance versus the style-specific index to our
   pro-cyclical investment policy which is driven by our bottom-up stock selection           We believe disciplined sell decisions
   process. Specifically, the Fund was underweight in two areas that outperformed the     are a key determinant of successful
   index during the period, namely defensive stocks such as pharmaceuticals, food and     investing. We consider selling a security
   electric power and ultra large-cap stocks. Positive contributors to performance        for several reasons, including:
   included selected holdings in information technology, materials and financials.
                                                                                          o A stock reaches its target price.
      Your Fund's performance appears on pages 8 and 9.
                                                                                          o A company's fundamentals deteriorate.
   FUND VS. INDEXES
   Cumulative total returns, 3/31/06-10/31/06, excluding applicable sales charges. If     o A more attractive opportunity is
   sales charges were included, returns would be lower.                                   identified.

   Class A Shares                                                             -11.70%     MARKET CONDITIONS AND YOUR FUND
   Class B Shares                                                             -12.10
   Class C Shares                                                             -12.10      Since the beginning of the yeal; the
   MSCI EAFE Index (Broad Market Index)                                         8.73      Japanese equity market has been in a
   Tokyo Stock Exchange Price Index (Style-Specific Index)                     -5.78      consolidation phase after a remarkably
   Lipper Japan Funds Index (Peer Group Index)                                 -9.90      strong rally in 2005. The consolidation
                                                                                          period has taken longer than expected as
   SOURCE: LIPPER INC., BLOOMBERG L.P.                                                    the market suffered from the overall
                                                                                          mid-year weakness in the world equity
=======================================================================================   markets. We believe the reasons for this
                                                                                          market volatility included 1) concern
HOW WE INVEST                                When selecting stocks for the Fund we        about the direction of the U.S. economy,
                                             focus on companies with positive earnings    2) tensions in the Middle East and 3)
We believe markets can often be              growth and attractive valuations.            very conservative earnings projections by
inefficient--meaning that investors                                                       many Japanese companies reported at the
frequently ignore information about             Our team-managed investment process is    beginning of this fiscal year. In August,
companies, particularly if those companies   driven by bottom-up stock selection.         the market rebounded sharply, supported
are in industries or sectors that happen     Company research is conducted across         by the recovery in global equity markets
to be out of favor. We believe that such     sectors with each Fund manager performing    and healthy corporate earnings
information is not always fully discounted   many company visits each year. The result    announcements in the second quarter. The
even after the market has recognized it.     of company                                   market again weakened in September on a
                                                                                          mixture of negative incentives.

                                                                                                                         (continued)
==========================================   ==========================================   ==========================================

   PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES                          TOP 10 EQUITY HOLDINGS

By sector                                    1. Diversified Banks                 10.2%    1. Tokyu Land Corp.                  4.4%
                                             2. Automobile Manufacturers           8.4     2. Mitsubishi UFJ Financial
                                             3. Construction & Farm Machinery &               Group, Inc.                       4.3
            [PIE CHART]                         Heavy Trucks                       8.0     3. Mitsui Engineering &
                                             4. Semiconductors                     7.4        Shipbuilding Co., Ltd.            3.5
                                             5. Real Estate Management &                   4. Sumco Corp.                       3.4
Information Technology               18.5%      Development                        7.1     5. Elpida Memory, Inc.               3.1
Materials                            11.1%                                                 6. Yamaha Motor Co., Ltd.            3.0
Health Care                           2.1%                                                 7. Mizuho Financial Group, Inc.      3.0
Other Assets Less Liabilities         0.3%                                                 8. Komatsu Ltd.                      3.0
Consumer Discretionary               25.6%   Total Net Assets            $7.17 million     9. Toyota Motor Corp.                3.0
Industrials                          23.7%                                                10. Sumitomo Mitsui Financial
Financials                           18.7%   Total Number of Holdings               59        Group, Inc.                       2.9



The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

==========================================   ==========================================   ==========================================


AIM Japan Fund


   Since the Funds inception on March 31,    The current economic expansion in Japan                     Kiyohide Nagata
2006, its performance lagged both its        looked increasingly sustainable and is
broad market and style-specific indexes.     now about to match the nation's longest                     Chartered Financial
Despite the market consolidation, we did     economic growth cycle, 1965-1970. The          [NAGATA      Analyst, head of Japan
not make a major shift throughout the        current economic expansion has been              PHOTO]     Large Equity with INVESCO
period. Instead we maintained a              supported by domestic demand such as                        Asset Management (Japan)
pro-cyclical bias based on our bottom-up     capital investment and consumer spending.                   Limited, is portfolio
stock selection process and a strong         We believed the Japanese equity market       manager of AIM Japan Fund. He joined
fundamental view of the market. This is      could benefit from solid and sustainable     INVESCO in 2003. Mr. Nagata is a
the main reason for the Fund's relative      economic growth as well as from the fact     Chartered Member of the Security Analysts
underperformance versus its                  that many companies have benefited from      Association of Japan.
style-specific index.                        years of restructuring and are now
                                             positioned for potential long-term
   In terms of specific stocks, UFJ NICOS    growth.
and OMC Card detracted from Fund                                                                         Yasuhiro Shimbayashi
performance during the period. UFJ NICOS,    IN CLOSING
a part of Mitsubishi UFJ Financial Group,                                                                Senior fund manager with
is the largest consumer credit card          We believe that long-term investors have     [SHIMBAYASHI   INVESCO Asset Management
company in Japan. OMC Card also provides     the potential to benefit from secular           PHOTO]      (Japan) Limited, is
consumer credit card services with a         economic growth in Japan. But the                           portfolio manager of AIM
superior credit administration system.       Japanese market, like all markets, is                       Japan Fund. Mr.
News that Japan's Financial Services         subject to short-term volatility. In         Shimbayashi joined INVESCO in 2004. He is
Agency is considering lower interest rate    recent months, the Japanese equity market    a Chartered Member of the Security
ceilings on consumer loans hurt a host of    may have shifted from recovery to            Analysts Association of Japan.
consumer finance stocks, including these     expansion. We believe we have built a
two Fund holdings. In contrast, the Fund     strong portfolio with the potential to
benefited from its overweight position in    benefit from this shift. We continue to
real estate stocks. TOKYU LAND performed     invest in stocks of companies with the                      Tomomitsu Yanaba
particularly strongly. The Fund also         potential to provide attractive growth.
benefited from positive stock selection      We look forward to reporting to you on                      Fund manager with INVESCO
among semiconductor stocks, including        our progress in this effort in the next         [YANABA     Asset Management (Japan)
SUMCO CORP.                                  annual report. Until then, thank you for         PHOTO]     Limited, is portfolio
                                             your participation in AIM Japan Fund.                       manager of AIM Japan Fund.
   Since inception, we have constructed a                                                                He joined INVESCO in 2004.
portfolio that reflects our pro-cyclical     THE VIEWS AND OPINIONS EXPRESSED IN          Mr. Yanaba is a Chartered Member of the
view of the Japanese economy. As we          MANAGEMENT'S DISCUSSION OF FUND              Securities Analysts Association of Japan.
manage the Fund with a medium- to            PERFORMANCE ARE THOSE OF A I M ADVISORS,
long-term horizon, we look beyond            INC. THESE VIEWS AND OPINIONS ARE SUBJECT
short-term fluctuations in the economy       TO CHANGE AT ANY TIME BASED ON FACTORS
and the market.                              SUCH AS MARKET AND ECONOMIC CONDITIONS.                     Tomoyuki Shioya
                                             THESE VIEWS AND OPINIONS MAY NOT BE
   For the Fund's portfolio, we              RELIED UPON AS INVESTMENT ADVICE OR                         Fund manager with INVESCO
particularly focused on companies that       RECOMMENDATIONS, OR AS AN OFFER FOR A           [SHIOYA     Asset Management (Japan)
could benefit from:                          PARTICULAR SECURITY. THE INFORMATION IS          PHOTO]     Limited, is portfolio
                                             NOT A COMPLETE ANALYSIS OF EVERY ASPECT                     manager of AIM Japan Fund.
o A recovery in domestic capital spending    OF ANY MARKET, COUNTRY, INDUSTRY,                           He joined INVESCO in 2005.
and consumption.                             SECURITY OR THE FUND. STATEMENTS OF FACT     Mr. Shioya earned a BA. in economics from
                                             ARE FROM SOURCES CONSIDERED RELIABLE, BUT    Waseda University. He is a Chartered
o The potential end of deflation in          A I M ADVISORS, INC. MAKES NO                Member of the Securities Analysts
Japan.                                       REPRESENTATION OR WARRANTY AS TO THEIR       Association of Japan.
                                             COMPLETENESS OR ACCURACY. ALTHOUGH
o Strong economic growth in Asia.            HISTORICAL PERFORMANCE IS NO GUARANTEE OF
                                             FUTURE RESULTS, THESE INSIGHTS MAY HELP
o Global growth opportunities resulting      YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
from competitive advantages.                 PHILOSOPHY.

                                             SEE important Fund and index disclosures
                                                  on the inside front cover.


AIM Japan Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600      you paid for the period. You may use this
costs, which may include sales charges       account value divided by $1,000 = 8.6),      information to compare the ongoing costs'
(loads) on purchase payments or              then multiply the result by the number in    of investing in the Fund and other funds.
contingent deferred sales charges on         the table under the heading entitled         To do so, compare this 5% hypothetical
redemptions, and redemption fees, if any;    "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
and (2) ongoing costs, including             estimate the expenses you paid on your       that appear in the shareholder reports of
management fees; distribution and/or         account during this period.                  the other funds.
service (12b-1) fees; and other Fund
expenses. This example is intended to        HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
help you understand your ongoing costs       PURPOSES                                     the table are meant to highlight your
(in dollars) of investing in the Fund and                                                 ongoing costs only and do not reflect any
to compare these costs with ongoing costs    The table below also provides information    transaction costs, such as sales charges
of investing in other mutual funds. The      about hypothetical account values and        (loads) on purchase payments, contingent
example is based on an investment of         hypothetical expenses based on the Fund's    deferred sales charges on redemptions,
$1,000 invested at the beginning of the      actual expense ratio and an assumed rate     and redemption fees, if any Therefore,
period and held for the entire period May    of return of 5% per year before expenses,    the hypothetical information is useful in
1, 2006, through October 31, 2006.           which is not the Fund's actual return.       comparing ongoing costs only, and will
                                             The Fund's actual cumulative total           not help you determine the relative total
ACTUAL EXPENSES                              returns at net asset value after expenses    costs of owning different funds. In
                                             for the six months ended October 31,         addition, if these transaction costs were
The table below provides information         2006, appear in the far right table          included, your costs would have been
about actual account values and actual       "Cumulative Total Returns" on page 9.        higher.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                                                               HYPOTHETICAL
                                                    ACTUAL                        (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING           ENDING            EXPENSES            ENDING            EXPENSES       ANNUALIZED
      SHARE          ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING       ACCOUNT VALUE       PAID DURING        EXPENSE
      CLASS            (5/1/06)         (10/31/06)(1)        PERIOD(2)         (10/31/06)         PERIOD(2)          RATIO
        A              $1,000.00           $886.50            $ 8.46           $1,016.23            $ 9.05            1.78%
        B               1,000.00            883.40             12.01            1,012.45             12.83            2.53
        C               1,000.00            882.50             12.00            1,012.45             12.83            2.53


(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the far right table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Japan Fund

Your Fund's Performance

RESULTS OF A $10,000 INVESTMENT

Fund and index data from 3/31/06

============================================================================================================================

                                                     [MOUNTAIN CHART]


                 AIM JAPAN FUND     AIM JAPAN FUND    AIM JAPAN FUND    MSCI EAFE   TOKYO STOCK EXCHANGE    LIPPER JAPAN
      DATE      -CLASS A SHARES    -CLASS B SHARES   -CLASS C SHARES     INDEX          PRICE INDEX         FUNDS INDEX

    3/31/06          $9450             $10000            $10000          $10000           $10000               $10000
       4/06           9412               9950              9960           10478            10254                10095
       5/06           8836               9340              9340           10071             9560                 9317
       6/06           8562               9040              9041           10070             9426                 9109
       7/06           8222               8680              8681           10170             9325                 8759
       8/06           8402               8860              8851           10449             9468                 8947
       9/06           8335               8780              8781           10465             9280                 8901
      10/06           8346               8351              8702           10873             9422                 9010


============================================================================================================================

                                                                                                         SOURCE: LIPPER INC.


Past performance cannot guarantee            investment in the Fund at the close of       not. Performance shown in the chart and
comparable future results.                   the reporting period and paid the            table(s) does not reflect deduction of
                                             applicable contingent deferred sales         taxes a shareholder would pay on Fund
    The data shown in the chart include      charges. Index results include reinvested    distributions or sale of Fund shares.
reinvested distributions, applicable         dividends, but they do not reflect sales     Performance of the indexes does not
sales charges, Fund expenses and             charges. Performance of an index of funds    reflect the effects of taxes.
management fees. Results for Class B         reflects fund expenses and management
shares are calculated as if a                fees; performance of a market index does
hypothetical shareholder had liquidated
his entire

AIM Japan Fund

=========================================    =========================================     =========================================

  CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS                      CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar       6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales       applicable sales charges
                                             charges
CLASS A SHARES                                                                             Class A Shares                -11.35%
Inception (3/31/06)            -16.54%       CLASS A SHARES                                Class B Shares                -11.66
                                             Inception (3/31/06)            -16.64%        Class C Shares                -11.75
CLASS B SHARES
Inception (3/31/06)            -16.50%       CLASS B SHARES                                =========================================
                                             Inception (3/31/06)            -16.59%
CLASS C SHARES
Inception (3/31/06)            -12.98%       CLASS C SHARES
                                             Inception (3/31/06)            -13.08%

=========================================    =========================================

THE PERFORMANCE DATA QUOTED REPRESENT           CLASS A SHARE PERFORMANCE REFLECTS THE        A REDEMPTION FEE OF 2% WILL BE IMPOSED
PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 5.50% SALES CHARGE, AND CLASS B       ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS        OF THE FUND WITHIN 30 DAYS OF PURCHASE.
PERFORMANCE MAY BE LOWER OR HIGHER.          THE APPLICABLE CONTINGENT DEFERRED SALES      EXCEPTIONS TO THE REDEMPTION FEE ARE
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      CHARGE (CDSC) FOR THE PERIOD INVOLVED.        LISTED IN THE FUND'S PROSPECTUS.
MOST RECENT MONTH-END PERFORMANCE.           THE CDSC ON CLASS B SHARES DECLINES FROM
PERFORMANCE FIGURES REFLECT REINVESTED       5% BEGINNING AT THE TIME OF PURCHASE TO          HAD THE ADVISOR NOT WAIVED FEES AND/OR
DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    0% AT THE BEGINNING OF THE SEVENTH YEAR.      REIMBURSED EXPENSES, PERFORMANCE WOULD
AND THE EFFECT OF THE MAXIMUM SALES          THE CDSC ON CLASS C SHARES IS 1% FOR THE      HAVE BEEN LOWER.
CHARGE UNLESS OTHERWISE STATED.              FIRST YEAR AFTER PURCHASE.
INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE SO THAT YOU MAY HAVE A           THE PERFORMANCE OF THE FUND'S SHARE
GAIN OR LOSS WHEN YOU SELL SHARES.           CLASSES WILL DIFFER PRIMARILY DUE TO
                                             DIFFERENT SALES CHARGE STRUCTURES AND
                                             CLASS EXPENSES.

AIM Japan Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       viduals are competent and able to carry       net assets increase because the Advisory
AIM Investment Funds (the "Trust")           out their responsibilities under the          Agreement includes breakpoints. The Board
oversees the management of AIM Japan Fund    Advisory Agreement.                           noted that, because this is a new Fund
(the "Fund") and, as required by law,                                                      and the way in which the advisory fee
determines whether to approve the Fund's     o Overall performance of AIM. Not             breakpoints have been structured, the
advisory agreement with A I M Advisors,      applicable because this is a new Fund.        Fund has yet to benefit from the
Inc. ("AIM"). Based upon the                 However, the Board considered the overall     breakpoints. The Board concluded that the
recommendation of the Investments            performance of AIM in providing               Fund's fee levels under the Advisory
Committee of the Board, at a meeting held    investment advisory and portfolio             Agreement therefore would reflect
on February 1, 2006, the Board, including    administrative services to other mutual       economies of scale at higher asset levels
all of the independent trustees, approved    funds advised by AIM and concluded that       and that it was not necessary to change
the initial advisory agreement (the          such performance was satisfactory.            the advisory fee breakpoints in the
"Advisory Agreement") between the Fund                                                     Fund's advisory fee schedule.
and AIM for an initial period ending June    o Fees relative to those clients of AIM
30, 2007.                                    with comparable investment strategies.        o Investments in affiliated money market
                                             The Board noted that AIM does not serve       funds. The Board also took into account
   The Board considered the factors          as an advisor to other mutual funds or        the fact that uninvested cash and cash
discussed below in evaluating the            other clients with investment strategies      collateral from securities lending
fairness and reasonableness of the           comparable to those of the Fund.              arrangements (collectively, "cash
Advisory Agreement at the meeting on                                                       balances") of the Fund may be invested in
February 1, 2006 and as part of the          o Fees relative to those of comparable        money market funds advised by AIM
Board's ongoing oversight of the Fund. In    funds with other advisors. The Board          pursuant to the terms of an SEC exemptive
their deliberations, the Board and the       reviewed the advisory fee rate for the        order. The Board found that the Fund may
independent trustees did not identify any    Fund under the Advisory Agreement. The        realize certain benefits upon investing
particular factor that was controlling,      Board compared effective contractual          cash balances in AIM advised money market
and each trustee attributed different        advisory fee rates at a common asset          funds, including a higher net return,
weights to the various factors.              level and noted that the Fund's rate was      increased liquidity, increased
                                             above the median rate of the funds            diversification or decreased transaction
   The discussion below serves as a          advised by other advisors with investment     costs. The Board also found that the Fund
summary of the material factors and the      strategies comparable to those of the         will not receive reduced services if it
conclusions with respect thereto that        Fund that the Board reviewed. The Board       invests its cash balances in such money
formed the basis for the Board's approval    noted that AIM has agreed to limit the        market funds. The Board noted that, to
of the Advisory Agreement. After             Fund's total annual operating expenses,       the extent the Fund invests in affiliated
consideration of all of the factors below    as discussed below. The Board also            money market funds, AIM has voluntarily
and based on its informed business           considered the fact that AIM set the          agreed to waive a portion of the advisory
judgment, the Board determined that the      proposed advisory fees for the Fund based     fees it receives from the Fund
Advisory Agreement is in the best            upon the median effective management fee      attributable to such investment. The
interests of the Fund and its                rate (comprised of advisory fees plus, in     Board further determined that the
shareholders and that the compensation to    some cases, administrative fees) at           proposed securities lending program and
AIM under the Advisory Agreement is fair     various asset levels of competitor mutual     related procedures with respect to the
and reasonable and would have been           funds with investment strategies              lending Fund is in the best interests of
obtained through arm's length                comparable to those of the Fund. In           the lending Fund and its respective
negotiations.                                addition, the Board noted that the            shareholders. The Board therefore
                                             proposed advisory fees for the Fund are       concluded that the investment of cash
o The nature and extent of the advisory      equal to the uniform fee schedule that        collateral received in connection with
services to be provided by AIM. The Board    applies to other mutual funds advised by      the securities lending program in the
reviewed the services to be provided by      AIM with investment strategies comparable     money market funds according to the
AIM under the Advisory Agreement. Based      to those of the Fund, which uniform fee       procedures is in the best interests of
on such review, the Board concluded that     schedule includes breakpoints and is          the lending Fund and its respective
the range of services to be provided by      based on net asset levels. Based on this      shareholders.
AIM under the Advisory Agreement was         review, the Board concluded that the
appropriate.                                 advisory fee rate for the Fund under the      o Profitability of AIM and its
                                             Advisory Agreement was fair and               affiliates. The Board reviewed
o The quality of services to be provided     reasonable.                                   information concerning the profitability
by AIM. The Board reviewed the                                                             of AIM's (and its affiliates') investment
credentials and experience of the            o Expense limitations and fee waivers.        advisory and other activities and its
officers and employees of AIM who will       The Board noted that AIM has                  financial condition. The Board considered
provide investment advisory services to      contractually agreed to waive fees and/or     the overall profitability of AIM. The
the Fund. In reviewing the qualifications    limit expenses of the Fund through June       Board noted that AIM's operations remain
of AIM to provide investment advisory        30, 2007 in an amount necessary to limit      profitable, although increased expenses
services, the Board reviewed the             total annual operating expenses to a          in recent years have reduced AIM's
qualifications of AIM's investment           specified percentage of average daily net     profitability. Based on the review of the
personnel and considered such issues as      assets for each class of the Fund. The        profitability of AIM's and its
AIM's portfolio and product review           Board considered the contractual nature       affiliates' investment advisory and other
process, various back office support         of this fee waiver/expense limitation and     activities and its financial condition,
functions provided by AIM and AIM's          noted that it remains in effect until         the Board concluded that the compensation
equity and fixed income trading              June 30, 2007. The Board considered the       to be paid by the Fund to AIM under its
operations. Based on the review of these     effect this fee waiver/expense limitation     Advisory Agreement was not excessive.
and other factors, the Board concluded       would have on the Fund's estimated
that the quality of services to be           expenses and concluded that the levels of     o Benefits of soft dollars to AIM. The
provided by AIM was appropriate.             fee waivers/expense limitations for the       Board considered the benefits realized by
                                             Fund were fair and reasonable.                AIM as a result of brokerage transactions
o The performance of the Fund relative to                                                  executed through "soft dollar"
comparable funds. Not applicable because     o Breakpoints and economies of scale. The     arrangements. Under these arrangements,
this is a new Fund.                          Board reviewed the structure of the           brokerage commissions paid by the Fund
                                             Fund's advisory fee under the Advisory        and/or other funds advised by AIM are
o The performance of the Fund relative to    Agreement, noting that it contains seven      used to pay for research and execution
indices. Not applicable because this is a    breakpoints. The Board reviewed the level     services. This research is used by AIM in
new Fund.                                    of the Fund's advisory fees, and noted        making investment decisions for the Fund.
                                             that such fees, as a percentage of the        The Board concluded that such
o Meeting with the Fund's portfolio          Fund's net assets, would decrease as          arrangements were appropriate.
managers and investment personnel. The
Board intends to meet periodically with                                                                                  (continued)
the Fund's portfolio managers and/or
other investment personnel to ensure that
such indi-

AIM Japan Fund

o AIM's financial soundness in light of         The Board considered the factors           for which the Sub-Advisor serves as
the Fund's needs. The Board considered       discussed below in evaluating the             sub-advisor with investment strategies
whether AIM is financially sound and has     fairness and reasonableness of the            comparable to those of the Fund; (iii)
the resources necessary to perform its       Sub-Advisory Agreement at the meeting on      was lower than the median sub-advisory
obligations under the Advisory Agreement,    February 1, 2006 and as part of the           fee rate for five unaffiliated accounts
and concluded that AIM has the financial     Board's ongoing oversight of the Fund. In     for which the Sub-Advisor serves as
resources necessary to fulfill its           their deliberations, the Board and the        sub-advisor with investment strategies
obligations under the Advisory Agreement.    independent trustees did not identify any     comparable to those of the Fund; and (iv)
                                             particular factor that was controlling,       was lower than the median advisory fee
o Historical relationship between the        and each trustee attributed different         rate for four institutional/separately
Fund and AIM. In determining whether to      weights to the various factors.               managed accounts advised by the
approve the Advisory Agreement for the                                                     Sub-Advisor with investment strategies
Fund, the Board also considered the             The discussion below serves as a           comparable to those of the Fund. The
current relationship between AIM and the     discussion of the material factors and        Board noted that AIM has agreed to limit
Trust, as well as the Board's knowledge      the conclusions with respect thereto that     the Fund's total annual operating
of AIM's operations, and concluded that      formed the basis for the Board's approval     expenses, as discussed below. The Board
it was beneficial to maintain the current    of the Sub-Advisory Agreement. After          also considered the services to be
relationship, in part, because of such       consideration of all of the factors below     provided by the Sub-Advisor pursuant to
knowledge. The Board also reviewed the       and based on its informed business            the Sub-Advisory Agreement and the
general nature of the non-investment         judgment, the Board determined that the       services to be provided by AIM pursuant
advisory services currently performed by     Sub-Advisory Agreement is in the best         to the Advisory Agreement, as well as the
AIM and its affiliates for the Trust,        interests of the Fund and its                 allocation of fees between AIM and the
such as administrative, transfer agency      shareholders.                                 Sub-Advisor pursuant to the Sub-Advisory
and distribution services, and the fees                                                    Agreement. The Board noted that the
received by AIM and its affiliates for       o The nature and extent of the advisory       sub-advisory fees have no direct effect
performing such services. In addition to     services to be provided by the                on the Fund or its shareholders, as they
reviewing such services, the trustees        Sub-Advisor. The Board reviewed the           are paid by AIM to the Sub-Advisor, and
also considered the organizational           services to be provided by the                that AIM and the Sub-Advisor are
structure employed by AIM and its            Sub-Advisor under the Sub-Advisory            affiliates. Based on this review, the
affiliates to provide those services.        Agreement. Based on such review, the          Board concluded that the sub-advisory fee
Based on the review of these and other       Board concluded that the range of             rate under the Sub-Advisory Agreement was
factors, the Board concluded that AIM and    services to be provided by the                fair and reasonable.
its affiliates were qualified to provide     Sub-Advisor under the Sub-Advisory
non-investment advisory services to the      Agreement was appropriate.                    o Profitability of AIM and its
Fund, including administrative, transfer                                                   affiliates. The Board reviewed
agency and distribution services.            o The quality of services to be provided      information concerning the profitability
                                             by the Sub-Advisor. The Board reviewed        of AIM's (and its affiliates') investment
o Other factors and current trends. In       the credentials and experience of the         advisory and other activities and its
determining whether to approve the           officers and employees of the Sub-Advisor     financial condition. The Board considered
Advisory Agreement for the Fund, the         who will provide investment advisory          the overall profitability of AIM. The
Board considered the fact that AIM, along    services to the Fund. Based on the review     Board noted that AIM's operations remain
with others in the mutual fund industry,     of these and other factors, the Board         profitable, although increased expenses
is subject to regulatory inquiries and       concluded that the quality of services to     in recent years have reduced AIM's
litigation related to a wide range of        be provided by the Sub-Advisor was            profitability. Based on the review of the
issues. The Board also considered the        appropriate.                                  profitability of AIM's and its
governance and compliance reforms being                                                    affiliates' investment advisory and other
undertaken by AIM and its affiliates,        o The performance of the Fund relative to     activities and its financial condition,
including maintaining an internal            comparable funds. Not applicable because      the Board concluded that the compensation
controls committee and retaining an          this is a new Fund. However, the Board        to be paid by the Fund to AIM under its
independent compliance consultant, and       reviewed the performance of other             Advisory Agreement was not excessive.
the fact that AIM has undertaken to cause    accounts advised or sub-advised by the
the Fund to operate in accordance with       Sub-Advisor with investment strategies        o The Sub-Advisor's financial soundness
certain governance policies and              comparable to those of the Fund.              in light of the Fund's needs. The Board
practices. The Board concluded that these                                                  considered whether the Sub-Advisor is
actions indicated a good faith effort on     o The performance of the Fund relative to     financially sound and has the resources
the part of AIM to adhere to the highest     indices. Not applicable because this is a     necessary to perform its obligations
ethical standards, and determined that       new Fund.                                     under the Sub-Advisory Agreement, and
the current regulatory and litigation                                                      concluded that the Sub-Advisor has the
environment to which AIM is subject          o Meetings with the Fund's portfolio          financial resources necessary to fulfill
should not prevent the Board from            managers and investment personnel. The        its obligations under the Sub-Advisory
approving the Advisory Agreement for the     Board intends to meet periodically with       Agreement.
Fund.                                        the Fund's portfolio managers and/or
                                             other investment personnel to ensure that
APPROVAL OF SUB-ADVISORY AGREEMENT           such individuals are competent and able
                                             to carry out their responsibilities under
The Board oversees the management of the     the Sub-Advisory Agreement.
Fund and, as required by law, determines
whether to approve the Fund's                o Overall performance of the Sub-Advisor.
sub-advisory agreement. Based upon the       Not applicable because this is a new
recommendation of the Investments            Fund.
Committee of the Board, at a meeting held
on February 1, 2006, the Board, including    o Fees relative to those clients of the
all of the independent trustees, approved    Sub-Advisor with comparable investment
the sub-advisory agreement (the              strategies. The Board reviewed the
"Sub-Advisory Agreement") between INVESCO    sub-advisory fee rate for the Fund under
Asset Management (Japan) Limited (the        the Sub-Advisory Agreement. The Board
"Sub-Advisor") and AIM with respect to       compared effective contractual fee rates
the Fund for an initial period ending        at a common asset level and noted that
June 30, 2007.                               this rate (i) was lower than the all-in
                                             advisory fee rates for four affiliated
                                             offshore funds advised by the Sub-Advisor
                                             with investment strategies comparable to
                                             those of the Fund; (ii) was lower than
                                             the sub-advisory fee rates for four
                                             affiliated offshore funds

Supplement to Annual Report dated 10/31/06

AIM Japan Fund

                                                 ===================================
Institutional Class Shares                       CUMULATIVE TOTAL RETURNS                   PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                 For periods ended 10/31/06            INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been prepared to                                         RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
provide Institutional Class shareholders with    Inception (3/31/06)         -11.50%   ALL RETURNS ASSUME REINVESTMENT OF
a performance overview specific to their            6 Months                 -11.14    DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
holdings. Institutional Class shares are         ===================================   PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
offered exclusively to institutional                                                   SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
investors, including defined contribution        CUMULATIVE TOTAL RETURNS              LESS THAN THEIR ORIGINAL COST. SEE FULL
plans that meet certain criteria.                For periods ended 9/30/06,most        REPORT FOR INFORMATION ON COMPARATIVE
                                                 recent calendar quarter-end           BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                                                       PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                 Inception (3/31/06)         -11.70%   CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                    6 Months                 -11.70    800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                 ===================================

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                                 SALES CHARGE; THEREFORE,
                                                 PERFORMANCE IS AT NET ASSET VALUE
                                                 (NAV). PERFORMANCE OF INSTITUTIONAL
                                                 CLASS SHARES WILL DIFFER FROM
                                                 PERFORMANCE OF OTHER SHARE CLASS-
                                                 ES PRIMARILY DUE TO DIFFERING SALES
                                                 CHARGES AND CLASS EXPENSES.

                                                      A REDEMPTION FEE OF 2% WILL BE
                                                 IMPOSED ON CERTAIN REDEMPTIONS OR
                                                 EXCHANGES OUT OF THE FUND WITHIN 30
                                                 DAYS OF PURCHASE. EXCEPTIONS TO THE
                                                 REDEMPTION FEE ARE LISTED IN THE
                                                 FUND'S PROSPECTUS.

                                                      HAD THE ADVISOR NOT WAIVED
                                                 FEES AND/OR REIMBURSED EXPENSES,
                                                 PER- FORMANCE WOULD HAVE BEEN
                                                 LOWER.

==============================================

NASDAQ SYMBOL                            AJFIX

==============================================

Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS,WHICH CONTAINS MORE COMPLETE INFORMATION,INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public,nor used in written form as sales literature for public use.

                                                            [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   JAP-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--          --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                          divide your account value by $1,000        The hypothetical account values and
                                                 (for example, an $8,600 account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur ongo-    value divided by $1,000 = 8.6),       actual ending account balance or expenses you
ing costs, including management fees and other   then multiply the result by the       paid for the period. You may use this
Fund expenses. This example is intended to       number in the table under the         information to compare the ongoing costs of
help you understand your ongoing costs (in       heading entitled "Actual Expenses     investing in the Fund and other funds. To do
dollars) of investing in the Fund and to com-    Paid During Period" to estimate       so, compare this 5% hypothetical example with
pare these costs with ongoing costs of           the expenses you paid on your         the 5% hypothetical examples that appear in
investing in other mutual funds. The example     account during this period.           the shareholder reports of the other funds.
is based on an investment of $1,000 invested
at the beginning of the period and held for      Hypothetical example for comparison        Please note that the expenses shown in
the entire period May 1, 2006, through October   purposes                              the table are meant to highlight your ongoing
31, 2006.                                                                              costs only. Therefore, the hypothetical
                                                 The table below also provides         information is useful in comparing ongoing
Actual expenses                                  information about hypothetical        costs only, and will not help you determine
                                                 account values and hypothetical       the relative total costs of owning different
The table below provides information about       expenses based on the Fund's actual   funds.
actual account values and actual expenses. You   expense ratio and an assumed rate
may use the information in this table,           of return of 5% per year before
together with the amount you invested, to        expenses, which is not the Fund's
estimate the expenses that you paid over the     actual return. The Fund's actual
period. Simply                                   cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                           HYPOTHETICAL
                                                     ACTUAL                     (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING              ENDING             EXPENSES               ENDING             EXPENSES         ANNUALIZED
    SHARE          ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING          ACCOUNT VALUE        PAID DURING          EXPENSE
    CLASS             (5/1/06)          (10/31/06)(1)         PERIOD(2)             (10/31/06)          PERIOD(2)            RATIO
Institutional        $1,000.00             $888.60              $7.24               $1,017.54             $7.73              1.52%

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

====================================================================================================================================

AIMINVESTMENTS.COM   JAP-INS-1   A I M Distributors,Inc.

AIM Japan Fund

SCHEDULE OF INVESTMENTS

October 31, 2006

                                               SHARES     VALUE
------------------------------------------------------------------
FOREIGN STOCKS (JAPAN)-99.69%

AUTO PARTS & EQUIPMENT-3.18%

NHK Spring Co., Ltd.                           14,000   $  154,776
------------------------------------------------------------------
NOK Corp.(a)                                   2,800        73,053
==================================================================
                                                           227,829
==================================================================

AUTOMOBILE MANUFACTURERS-8.38%

Honda Motor Co., Ltd.(a)                       3,500       123,709
------------------------------------------------------------------
Isuzu Motors Ltd.(a)                           39,000      134,266
------------------------------------------------------------------
Suzuki Motor Corp.(a)                          4,600       130,516
------------------------------------------------------------------
Toyota Motor Corp.(a)                          3,600       212,486
==================================================================
                                                           600,977
==================================================================

COMMODITY CHEMICALS-2.30%

Toray Industries, Inc.(a)                      23,000      164,844
==================================================================

COMPUTER & ELECTRONICS RETAIL-2.06%

Yamada Denki Co., Ltd.(a)                      1,500       148,112
==================================================================

COMPUTER HARDWARE-1.06%

Toshiba Corp.(a)                               12,000       75,856
==================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-8.04%

Iseki & Co., Ltd.(a)                           13,000       38,642
------------------------------------------------------------------
Komatsu Ltd.(a)                                12,100      216,363
------------------------------------------------------------------
Kubota Corp.(a)                                8,000        69,467
------------------------------------------------------------------
Mitsui Engineering & Shipbuilding Co.,
  Ltd.(a)                                      68,000      251,834
==================================================================
                                                           576,306
==================================================================

CONSUMER ELECTRONICS-2.62%

Casio Computer Co., Ltd.(a)                    5,000       100,599
------------------------------------------------------------------
Funai Electric Co., Ltd.(a)                    1,000        87,188
==================================================================
                                                           187,787
==================================================================

CONSUMER FINANCE-1.49%

ORIX Corp.                                       380       107,057
==================================================================

DEPARTMENT STORES-1.22%

Daiei, Inc. (The)(b)                           4,650        87,270
==================================================================

DIVERSIFIED BANKS-10.17%

Mitsubishi UFJ Financial Group, Inc.(a)           24       304,670
------------------------------------------------------------------
Mizuho Financial Group, Inc.(a)                   28       217,239
------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.(a)          19       207,522
==================================================================
                                                           729,431
==================================================================

                                               SHARES     VALUE
------------------------------------------------------------------

DIVERSIFIED CHEMICALS-3.93%

Mitsubishi Gas Chemical Co., Inc.              19,000   $  180,974
------------------------------------------------------------------
Nissan Chemical Industries, Ltd.(a)            4,000        51,107
------------------------------------------------------------------
Sumitomo Chemical Co., Ltd.(a)                 7,000        49,669
==================================================================
                                                           281,750
==================================================================

DIVERSIFIED METALS & MINING-2.65%

Sumitomo Titanium Corp.(a)                     1,000       117,663
------------------------------------------------------------------
Toho Titanium Co., Ltd.(a)                     1,300        72,596
==================================================================
                                                           190,259
==================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.82%

Fujikura Ltd.(a)                               11,000      116,917
------------------------------------------------------------------
Furukawa Electric Co., Ltd. (The)(a)           12,000       85,033
==================================================================
                                                           201,950
==================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-4.04%

IBIDEN Co., Ltd.(a)                            2,100       109,390
------------------------------------------------------------------
Murata Manufacturing Co., Ltd.(a)              2,600       180,620
==================================================================
                                                           290,010
==================================================================

HEALTH CARE EQUIPMENT-1.34%

Sysmex Corp.(a)                                2,400        96,205
==================================================================

HOMEBUILDING-1.80%

Haseko Corp.(a)(b)                             37,500      128,751
==================================================================

HOTELS, RESORTS & CRUISE LINES-0.58%

Kinki Nippon Tourist Co., Ltd.(a)              13,000       41,952
==================================================================

HOUSEHOLD APPLIANCES-0.99%

Hitachi Koki Co., Ltd.(a)                      5,000        71,166
==================================================================

INDUSTRIAL GASES-0.49%

Taiyo Nippon Sanso Corp.(a)                    4,000        35,005
==================================================================

INDUSTRIAL MACHINERY-3.75%

JTEKT Corp.                                    3,500        72,869
------------------------------------------------------------------
Kawasaki Heavy Industries, Ltd.(a)             16,000       58,691
------------------------------------------------------------------
Nabtesco Corp.(a)                              6,000        71,600
------------------------------------------------------------------
THK Co., Ltd.(a)                               2,600        65,686
==================================================================
                                                           268,846
==================================================================

IT CONSULTING & OTHER SERVICES-1.73%

Nomura Research Institute, Ltd.(a)               400        58,347
------------------------------------------------------------------
Otsuka Corp.(a)                                  600        65,828
==================================================================
                                                           124,175
==================================================================

AIM Japan Fund

                                               SHARES     VALUE
------------------------------------------------------------------

MARINE-2.31%

Mitsui O.S.K. Lines, Ltd.(a)                   20,000   $  165,998
==================================================================

MOTORCYCLE MANUFACTURERS-3.04%

Yamaha Motor Co., Ltd.(a)                      8,000       217,768
==================================================================

OFFICE ELECTRONICS-2.21%

Canon Inc.(a)                                  1,600        85,113
------------------------------------------------------------------
Konica Minolta Holdings, Inc.                  5,500        73,267
==================================================================
                                                           158,380
==================================================================

PHARMACEUTICALS-0.71%

Takeda Pharmaceutical Co. Ltd.(a)                800        51,228
==================================================================

RAILROADS-1.27%

East Japan Railway Co.(a)                         13        90,887
==================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-7.08%

Sumitomo Realty & Development Co., Ltd.(a)     3,000        98,917
------------------------------------------------------------------
Tokyu Land Corp.(a)                            33,000      317,471
------------------------------------------------------------------
Tokyu Livable, Inc.                            1,100        91,513
==================================================================
                                                           507,901
==================================================================

SEMICONDUCTOR EQUIPMENT-2.06%

Disco Corp.(a)                                 2,500       147,461
==================================================================

SEMICONDUCTORS-7.41%

Elpida Memory, Inc.(a)(b)                      4,700       219,218
------------------------------------------------------------------
Komatsu Electronic Metals Co., Ltd.(a)         1,800        71,558
------------------------------------------------------------------
Sumco Corp.(a)                                 3,400       240,376
==================================================================
                                                           531,152
==================================================================

                                               SHARES     VALUE
------------------------------------------------------------------

STEEL-1.71%

Chubu Steel Plate Co., Ltd.(a)                 2,900    $   28,639
------------------------------------------------------------------
Kobe Steel, Ltd.(a)                            31,000       94,312
==================================================================
                                                           122,951
==================================================================

TIRES & RUBBER-1.74%

Sumitomo Rubber Industries, Ltd.(a)            10,900      124,455
==================================================================

TRADING COMPANIES & DISTRIBUTORS-5.51%

Mitsubishi Corp.(a)                            6,900       132,401
------------------------------------------------------------------
Sojiz Corp.(a)(b)                              26,300       86,750
------------------------------------------------------------------
Toyota Tsusho Corp.(a)                         6,000       175,689
==================================================================
                                                           394,840
==================================================================
    Total Foreign Stocks (Japan) (Cost
      $7,300,179)                                        7,148,559
==================================================================
TOTAL INVESTMENTS-99.69% (Cost $7,300,179)               7,148,559
==================================================================
OTHER ASSETS LESS LIABILITIES-0.31%                         21,876
==================================================================
NET ASSETS-100.00%                                      $7,170,435
__________________________________________________________________
==================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $6,380,833, which represented 88.99% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Japan Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $7,300,179)          $7,148,559
-----------------------------------------------------------
Cash                                                 26,002
-----------------------------------------------------------
Receivables for:
  Investments sold                                  103,408
-----------------------------------------------------------
  Fund shares sold                                   33,828
-----------------------------------------------------------
  Dividends                                          16,837
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                1,166
-----------------------------------------------------------
Other assets                                         37,920
===========================================================
     Total assets                                 7,367,720
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             146,285
-----------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                            1,166
-----------------------------------------------------------
Accrued distribution fees                             2,737
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              882
-----------------------------------------------------------
Accrued operating expenses                           46,215
===========================================================
     Total liabilities                              197,285
===========================================================
Net assets applicable to shares outstanding      $7,170,435
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $7,874,994
-----------------------------------------------------------
Undistributed net investment income (loss)           (3,514)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies     (548,693)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities and foreign currencies     (152,352)
===========================================================
                                                 $7,170,435
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                          $4,417,372
___________________________________________________________
===========================================================
Class B                                          $1,004,846
___________________________________________________________
===========================================================
Class C                                          $1,084,680
___________________________________________________________
===========================================================
Institutional Class                              $  663,537
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             500,054
___________________________________________________________
===========================================================
Class B                                             114,274
___________________________________________________________
===========================================================
Class C                                             123,382
___________________________________________________________
===========================================================
Institutional Class                                  75,001
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $     8.83
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $8.83 divided by
       94.50%)                                   $     9.34
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $     8.79
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $     8.79
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $     8.85
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Japan Fund

STATEMENT OF OPERATIONS

For the period March 31, 2006 (Date operations commenced) through October 31,
2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,470)          $  19,531
-----------------------------------------------------------------------
Interest                                                         10,365
=======================================================================
    Total investment income                                      29,896
=======================================================================

EXPENSES:

Advisory fees                                                    33,833
-----------------------------------------------------------------------
Administrative services fees                                     29,452
-----------------------------------------------------------------------
Custodian fees                                                   26,860
-----------------------------------------------------------------------
Distribution fees:
  Class A                                                         5,117
-----------------------------------------------------------------------
  Class B                                                         5,727
-----------------------------------------------------------------------
  Class C                                                         5,981
-----------------------------------------------------------------------
Transfer agent fees -- A, B and C                                 9,799
-----------------------------------------------------------------------
Transfer agent fees -- Institutional                                 11
-----------------------------------------------------------------------
Trustees' and officer's fees and benefits                         8,096
-----------------------------------------------------------------------
Professional services fees                                       68,973
-----------------------------------------------------------------------
Other                                                            64,580
=======================================================================
    Total expenses                                              258,429
=======================================================================
    Less: Fees waived, expenses reimbursed and expense
     offset arrangements                                       (189,125)
=======================================================================
    Net expenses                                                 69,304
=======================================================================
Net investment income (loss)                                    (39,408)
=======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities                                        (548,693)
-----------------------------------------------------------------------
  Foreign currencies                                             (6,898)
=======================================================================
                                                               (555,591)
=======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (151,620)
-----------------------------------------------------------------------
  Foreign currencies                                               (732)
=======================================================================
                                                               (152,352)
=======================================================================
Net gain (loss) from investment securities and foreign
  currencies                                                   (707,943)
=======================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $(747,351)
_______________________________________________________________________
=======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Japan Fund

STATEMENT OF CHANGES IN NET ASSETS

For the period March 31, 2006 (Date operations commenced) through October 31,
2006

                                                                   2006
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $  (39,408)
--------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                            (555,591)
--------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  (152,352)
==========================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   (747,351)
==========================================================================
Share transactions-net:
  Class A                                                        4,821,438
--------------------------------------------------------------------------
  Class B                                                        1,138,695
--------------------------------------------------------------------------
  Class C                                                        1,206,888
--------------------------------------------------------------------------
  Institutional Class                                              750,765
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                7,917,786
==========================================================================
    Net increase in net assets                                   7,170,435
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income (loss) of $(3,514))                                  $7,170,435
__________________________________________________________________________
==========================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Japan Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on March 31, 2006.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

AIM Japan Fund


       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under

AIM Japan Fund

     these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Asset Management (Japan) Limited ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.70%, 2.45%, 2.45% and 1.45% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund.

    For the period March 31, 2006 (date operations commenced) to October 31, 2006, AIM waived advisory fees of $33,833 and reimbursed class level expenses of $87,051, $24,356, $25,436 and $15,859 for Class A, Class B, Class C and
Institutional Class shares, respectively.

AIM Japan Fund


    At the request of the Trustees of the Trust, AMVESCAP PLC agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the period March 31, 2006 (date operations commenced) to October 31, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period March 31, 2006 (date operations commenced) to October 31, 2006, AIM was paid $29,452.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and to reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund paid AISI $9,799 for Class A, Class B and Class C share classes and $11 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period March 31, 2006 (date operations commenced) to October 31, 2006, the Class A, Class B and Class C shares paid $5,117, $5,727 and $5,981, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period March 31, 2006 (date operations commenced) to October 31, 2006, ADI advised the Fund that it retained $8,250 in front-end sales commissions from the sale of Class A shares and $0, $777 and $52 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,590.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund paid legal fees of $572 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are

AIM Japan Fund

parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period March 31, 2006 (date operations commenced) to October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

There were no ordinary income or long term capital gain distributions paid during the period March 31, 2006 (date operations commence) to October 31, 2006.


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                   2006
--------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments           $ (187,473)
--------------------------------------------------------------------------
Temporary book/tax differences                                        (989)
--------------------------------------------------------------------------
Capital loss carryforward                                         (516,097)
--------------------------------------------------------------------------
Shares of beneficial interest                                    7,874,994
==========================================================================
Total net assets                                                $7,170,435
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the treatment of passive foreign investment companies. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $732.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2014                                                  $516,097
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to October 31, 2006 was $9,977,921 and $2,129,049, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 288,377
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (475,118)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $(186,741)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $7,335,300.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, net operating losses and costs incurred during the startup period of the Fund, on October 31, 2006, undistributed net investment income (loss) was increased by $35,894, undistributed net realized gain (loss) was increased by $6,898 and shares of beneficial interest decreased by $42,792. This reclassification had no effect on the net assets of the Fund.

AIM Japan Fund

NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                            CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------
                                                                  MARCH 31, 2006
                                                                 (DATE OPERATIONS
                                                                    COMMENCED)
                                                                  TO OCTOBER 31,
                                                                      2006(a)
                                                              -----------------------
                                                               SHARES       AMOUNT
-------------------------------------------------------------------------------------
Sold:
  Class A                                                      651,753    $ 6,144,792
-------------------------------------------------------------------------------------
  Class B                                                      139,384      1,354,677
-------------------------------------------------------------------------------------
  Class C                                                      146,443      1,407,660
-------------------------------------------------------------------------------------
  Institutional Class                                           75,001        750,010
=====================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        1,806         15,881
-------------------------------------------------------------------------------------
  Class B                                                       (1,813)       (15,881)
=====================================================================================
Reacquired:(b)
  Class A                                                     (153,505)    (1,339,235)
-------------------------------------------------------------------------------------
  Class B                                                      (23,297)      (200,101)
-------------------------------------------------------------------------------------
  Class C                                                      (23,061)      (200,772)
-------------------------------------------------------------------------------------
  Institutional Class                                               --            755
=====================================================================================
                                                               812,711    $ 7,917,786
_____________________________________________________________________________________
=====================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
     In addition, 37% of the shares outstanding are owned by AIM.
(b) Amount is net of redemption fees of $3,818, $1,090, $1,146 and $755 for Class A, Class B, Class C and Institutional Class shares, respectively, for the period March 31, 2006 (date operations commenced) to October 31, 2006.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM Japan Fund


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   CLASS A                CLASS B             CLASS C         INSTITUTIONAL CLASS
                                               ----------------       ----------------    ----------------    -------------------
                                                MARCH 31, 2006         MARCH 31, 2006      MARCH 31, 2006       MARCH 31, 2006
                                               (DATE OPERATIONS       (DATE OPERATIONS    (DATE OPERATIONS     (DATE OPERATIONS
                                                  COMMENCED)             COMMENCED)          COMMENCED)           COMMENCED)
                                                   THROUGH                THROUGH             THROUGH               THROUGH
                                                 OCTOBER 31,            OCTOBER 31,         OCTOBER 31,           OCTOBER 31,
                                                     2006                   2006                2006                 2006
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.00                $ 10.00             $ 10.00               $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.04)                 (0.08)              (0.08)                (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (1.14)                 (1.14)              (1.14)                (1.13)
=================================================================================================================================
    Total from investment operations                 (1.18)                 (1.22)              (1.22)                (1.16)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                            0.01                   0.01                0.01                  0.01
=================================================================================================================================
Net asset value, end of period                     $  8.83                $  8.79             $  8.79               $  8.85
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                     (11.70)%               (12.10)%            (12.10)%              (11.50)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $ 4,417                $ 1,005             $ 1,085               $   664
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements(b)                                 1.77%                  2.52%               2.52%                 1.52%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements(b)                                 6.96%                  7.71%               7.71%                 6.41%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets(b)                              (0.87)%                (1.62)%             (1.62)%               (0.62)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(c)                              37%                    37%                 37%                   37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values (a) may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $3,474,968, $972,282, $1,015,361 and $680,461 for Class A, Class B,
     Class C and Institutional Class shares, respectively.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM Japan Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Japan Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and Shareholders of AIM Japan Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Japan Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period March 31, 2006 (date operations commenced) through October 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2006 by correspondence with the custodian, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Japan Fund

TAX DISCLOSURES

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended April 30, 2006, July 31, 2006 and October 31, 2006, are 97.52%, 100% and 99.53%, respectively.

AIM Japan Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1998           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          1987           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2001           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       2001           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         2001           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          1987           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Japan Fund



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND     INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza      A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO Asset
Suite 100              11 Greenway Plaza        Inc.                     LLP                      Management (Japan)
Houston, TX            Suite 100                11 Greenway Plaza        1201 Louisiana Street    Limited
77046-1173             Houston, TX 77046-1173   Suite 100                Suite 2900               Shiroyama Trust Tower
                                                Houston, TX 77046-1173   Houston, TX 77002-5678   25th Floor
                                                                                                  3-1 Toranomon 4-Chrome
                                                                                                  Chiyoda-Ku
                                                                                                  Minato-Ku, Tokyo
                                                                                                  105-6025
                                                                                                  Japan

COUNSEL TO THE FUND    COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr          INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll,   Kramer, Levin, Naftalis  Services, Inc.           Trust Company
LLP                    & Frankel LLP            P.O. Box 4739            225 Franklin Street
1735 Market Street,    1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
51st Floor             Americas
Philadelphia, PA       New York, NY 10036-2714
19103-7599

                          [eDelivery
                         GO PAPERLESS
                 AIMinvestments.com/edelivery
                           Graphic]

REGISTER FOR eDELIVERY

eDelivery is the process of receiving your fund and account           If used after January 20, 2007, this report must be
information via e-mail. Once your quarterly statements, tax           accompanied by a Fund Performance & Commentary or by an AIM
forms, fund reports, and prospectuses are available, we will          Quarterly Performance Review for the most recent quarter-end.
send you an e-mail notification containing links to these             Mutual funds distributed by A I M Distributors, Inc.
documents. For security purposes, you will need to log in to your account to view your statements and tax forms.
                                                                      A I M Management Group Inc. has provided leadership in the
WHY SIGN UP?                                                          investment management industry since 1976. AIM Investment
                                                                      Services, Inc. is the transfer agent for the products and
Register for eDelivery to:                                            services represented by AIM Investments. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent
o  reduce the amount of paper you receive.                            financial services companies with $450 billion in assets under management as of October 31, 2006.
o  gain access to your documents faster by not waiting for the mail.

o  view your documents online anytime at your convenience.            CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND
                                                                      EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM
o  save the documents to your personal computer or print them         FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND
   out for your records.                                              READ IT CAREFULLY BEFORE INVESTING.

HOW DO I SIGN UP?

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2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.         AIMinvestments.com      JAP-AR-1     A I M Distributors, Inc.

                                                      [YOUR GOALS. OUR SOLUTIONS.]
                                                        --Registered Trademark--
----------------------------------------------------------------------------------
Mutual    Retirement   Annuities   College    Separately     Offshore   Cash
Funds     Products                 Savings    Managed        Products   Management
                                   Plans      Accounts
----------------------------------------------------------------------------------

                                                                                                 [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                                      --Registered Trademark--

   DOMESTIC EQUITY                                     AIM TRIMARK ENDEAVOR FUND

Mid-Cap Blend                   Annual Report to Shareholders o October 31, 2006


Table of Contents

Supplemental Information .........    2
Letters to Shareholders ..........    3
Performance Summary ..............    5
Management Discussion ............    5
Fund Expenses ....................    7
Long-term Fund Performance .......    8
Approval of Advisory Agreement ...   10
Schedule of Investments ..........  F-1
Financial Statements .............  F-2
Notes to Financial Statements ....  F-5
Financial Highlights ............. F-11
Auditor's Report ................. F-15             [COVER GLOBE IMAGE]
Tax Disclosures .................. F-16
Trustees and Officers ............ F-17



[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]        [GRAPHIC]         [GRAPHIC]

[DOMESTIC     [INTERNATIONAL/      [SECTOR
 EQUITY]      GLOBAL EQUITY]       EQUITY]

[GRAPHIC]        [GRAPHIC]         [GRAPHIC]

 [FIXED         [ALLOCATION      [DIVERSIFIED
 INCOME]         SOLUTIONS]       PORTFOLIOS]

[AIM INVESTMENTS LOGO APPEARS HERE]
    -- Registered Trademark --

AIM Trimark Endeavor Fund

AIM TRIMARK ENDEAVOR FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT           o Industry classifications used in this
                                                                                         report are generally according to the
o Class B shares are not available as an     o The unmanaged LIPPER MID-CAP              Global Industry Classification Standard,
investment for retirement plans              --Registered Trademark-- CORE FUNDS         which was developed by and is the
maintained pursuant to Section 401 of        INDEX represents an average of the          exclusive property and a service mark of
the Internal Revenue Code, including         performance of the 30 largest               Morgan Stanley Capital International
401(k) plans, money purchase pension         mid-capitalization core funds tracked by    Inc. and Standard & Poor's.
plans and profit sharing plans, except       Lipper Inc., an independent mutual fund
for plans that have existing accounts        performance monitor.                        The Fund provides a complete list of its
invested in Class B shares.                                                              holdings four times in each fiscal year,
                                             o The unmanaged RUSSELL MIDCAP              at the quarter-ends. For the second and
o Class R shares are available only to       --Registered Trademark-- INDEX              fourth quarters, the lists appear in the
certain retirement plans. Please see the     represents the performance of the stocks    Fund's semiannual and annual reports to
prospectus for more information.             of domestic mid-capitalization companies.    shareholders. For the first and third
                                                                                         quarters, the Fund files the lists with
PRINCIPAL RISKS OF INVESTING IN THE FUND     o The unmanaged STANDARD & POOR'S           the Securities and Exchange Commission
                                             COMPOSITE INDEX OF 500 STOCKS (the S&P      (SEC) on Form N-Q. The most recent list
o Foreign securities have additional         500--Registered Trademark-- Index) is an    of portfolio holdings is available at
risks, including exchange rate changes,      index of common stocks frequently used      AIMinvestments.com. From our home page,
political and economic upheaval, the         as a general measure of U.S. stock          click on Products & Performance, then
relative lack of information about these     market performance.                         Mutual Funds, then Fund Overview. Select
companies, relatively low market                                                         your Fund from the drop-down menu and
liquidity and the potential lack of          o The Fund is not managed to track the      click on Complete Quarterly Holdings.
strict financial and accounting controls     performance of any particular index,        Shareholders can also look up the Fund's
and standards.                               including the indexes defined here, and     Forms N-Q on the SEC Web site at
                                             consequently, the performance of the        sec.gov. Copies of the Fund's Forms N-Q
o Prices of equity securities change in      Fund may deviate significantly from the     may be reviewed and copied at the SEC
response to many factors including the       performance of the index.                   Public Reference Room in Washington,
historical and prospective earnings of                                                   D.C. You can obtain information on the
the issuer, the value of its assets,         o A direct investment cannot be made in     operation of the Public Reference Room,
general economic conditions, interest        an index. Unless otherwise indicated,       including information about duplicating
rates, investor perceptions and market       index results include reinvested            fee charges, by calling 202-942-8090 or
liquidity.                                   dividends, and they do not reflect sales    800-732-0330, or by electronic request
                                             charges. Performance of an index of         at the following e-mail address:
o The value of convertible securities in     funds reflects fund expenses;               publicinfo@sec.gov. The SEC file numbers
which the Fund invests may be affected       performance of a market index does not.     for the Fund are 811-05426 and
by market interest rates, the risk that                                                  033-19338.
the issuer may default on interest or        OTHER INFORMATION
principal payments and the value of the                                                  A description of the policies and
underlying common stock into which these     o The returns shown in the management's     procedures that the Fund uses to
securities may be converted.                 discussion of Fund performance are based    determine how to vote proxies relating
                                             on net asset values calculated for          to portfolio securities is available
o Because a large percentage of the          shareholder transactions. Generally         without charge, upon request, from our
Fund's assets may be invested in a           accepted accounting principles require      Client Services department at
limited number of securities, a change       adjustments to be made to the net assets    800-959-4246 or on the AIM Web site,
in the value of these securities could       of the Fund at period end for financial     AIMinvestments.com. On the home page,
significantly affect the value of your       reporting purposes, and as such, the net    scroll down and click on AIM Funds Proxy
investment in the Fund.                      asset values for shareholder                Policy. The information is also
                                             transactions and the returns based on       available on the SEC Web site, sec.gov.
                                             those net asset values may differ from
                                             the net asset values and returns            Information regarding how the Fund voted
                                             reported in the Financial Highlights.       proxies related to its portfolio
                                                                                         securities during the 12 months ended
                                                                                         June 30, 2006, is available at our Web
                                                                                         site. Go to AIMinvestments.com, access
                                                                                         the About Us tab, click on Required
                                                                                         Notices and then click on Proxy Voting
                                                                                         Activity. Next, select the Fund from the
                                                                                         drop-down menu. The information is also
                                                                                         available on the SEC Web site, sec.gov.

                                                                                         ==========================================
                                                                                         FUND NASDAQ SYMBOLS

===================================================================================      Class A Shares                    ATDAX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                Class B Shares                    ATDBX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES            Class C Shares                    ATDCX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                       Class R Shares                    ATDRX
===================================================================================      ==========================================
NOT FDIC INSURED           MAY LOSE VALUE             NO BANK GUARANTEE
AIMinvestments.com

                                       2

AIM Trimark Endeavor Fund


                    Dear Shareholders of The AIM Family of Funds
                    --Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

  [TAYLOR              As we approach the end of 2006, it seems likely that many
   PHOTO] investors may see the value of their investments increase this year. Global equity markets, collectively, recorded double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                       While stock and bond markets generally enjoyed positive
                    year-to-date returns, their performance was affected by
                    short-term economic and geopolitical events. For example,
                    the U.S. stock market was weak in the second quarter of 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that
 Philip Taylor      inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                       Short-term market fluctuations are a fact of life for all
                    investors. At AIM Investments--Registered Trademark--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                       AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ PHILIP TAYLOR

                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments

                    December 14, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Trimark Endeavor Fund


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

 [CROCKETT             Looking ahead, your Board finds many reasons to be
   PHOTO]           positive about AIM's management and strategic direction.
                    Most importantly, AIM's investment management discipline has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
Bruce L. Crockett   to a leading independent global investment management
                    organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    December 14, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Trimark Endeavor Fund

Management's discussion                                                                   o  Sustainable competitive advantages.
of Fund performance
                                                                                          o  Strong growth prospects.
=====================================================================================
PERFORMANCE SUMMARY                                                                       o  High barriers to entry.

For the fiscal year ended October 31, 2006, all share classes of AIM Trimark              o  Honest and capable management teams.
Endeavor Fund, at net asset value, posted double-digit gains--outperforming the
Fund's broad market, style-specific and peer group index, as shown below.                    Also central to the Trimark
                                                                                          discipline is our adherence to an
   Your Fund's outperformance was driven largely by above-market returns from             investment horizon of three to five
select investments in the consumer discretionary and industrials sectors. While           years. We use this long-term approach
all sectors contributed positively to the Fund's absolute return, primary                 because we believe good business
detractors from performance were selected investments in the information                  strategies usually take that amount of
technology and industrials sectors.                                                       time to implement and to produce strong
                                                                                          earnings growth. We also use a
   Your Fund's long-term performance appears on pages 8 and 9.                            concentrated portfolio approach,
                                                                                          constructing a portfolio of about 25 to
FUND VS. INDEXES                                                                          50 stocks. We believe this allows each
Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If sales            investment opportunity to materially
charges were included, returns would be lower.                                            impact Fund performance.

Class A Shares                                                           25.26%              While deliberate efforts are made to
Class B Shares                                                           24.31            manage risk through industry
Class C Shares                                                           24.31            diversification, our primary method of
Class R Shares                                                           25.04            attempting to manage risk is to purchase
S&P 500 Index (Broad Market Index)                                       16.33            businesses that are trading below their
Russell Midcap Index (Style-Specific Index)                              17.41            estimated intrinsic value.
Lipper Mid-Cap Core Funds Index (Peer Group Index)                       15.42
                                                                                             Holdings are considered for sale if:
SOURCE: LIPPER INC.
=====================================================================================     o  A more attractive investment
                                                                                          opportunity exists.
HOW WE INVEST                                teams. We then seek to purchase
                                             businesses whose stock prices are below      o Full value of the investment is deemed
We view ourselves as business people         what we have calculated to be the true       to have been realized.
buying businesses, and we consider the       value of the company based on its future
purchase of a stock as an ownership          cash flows, management performance and          Holdings are also considered for sale
interest in a business. We strive to         business fundamentals.                       if the original thesis for buying the
develop a proprietary view of a business                                                  company changes due to a fundamental
through in-depth, fundamental research          In conducting a comprehensive             negative change in management strategy
that includes careful financial              analysis of a company, we strive to          or a fundamental negative change in the
statement analysis and meetings with         identify primarily U.S. stocks which         competitive environment.
company management                           have:
                                                                                          MARKET CONDITIONS AND YOUR FUND

                                                                                          Equity markets posted healthy gains
                                                                                          during the fiscal year as favorable
                                                                                          economic data and solid corporate
                                                                                          profits overshadowed housing market

                                                                                                                        (continued)

========================================     ========================================     ========================================

   PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Health Care Equipment          14.2%      1. Tempur-Pedic International
                                             2. Apparel, Accessories                         Inc.                             5.6%
             [PIE CHART]                        & Luxury Goods                  7.0       2. Liz Claiborne, Inc.              5.0
                                             3. Home Furnishings                5.6       3. Zimmer Holdings, Inc.            4.9
Financials                          7.8%     4. Restaurants                     5.0       4. Kinetic Concepts, Inc.           4.9
Information Technology              4.4%     5. Insurance Brokers               4.7       5. Arthur J. Gallagher & Co.        4.7
Consumer Staples                    4.2%                                                  6. Plantronics, Inc.                4.4
Materials                           1.8%     Total Net Assets       $105.58 million       7. Con-Way Inc.                     4.4
Money Market Funds Plus                                                                   8. WellPoint Inc.                   4.4
Other Assets Less                            Total Number of Holdings*           28       9. Ross Stores, Inc.                4.3
Liabilities                        10.9%                                                  10. Polaris Industries Inc.         3.9
Consumer Discretionary             32.0%
Health Care                        21.0%
Industrials                        17.9%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM Trimark Endeavor Fund

concerns and volatility and investor         Combined with an outstanding management      THE VIEWS AND OPINIONS EXPRESSED IN
uncertainty regarding interest rates and     team and attractive valuation, this          MANAGEMENT'S DISCUSSION OF FUND
oil prices. The telecommunication            company possesses many of the attributes     PERFORMANCE ARE THOSE OF A I M ADVISORS,
services and materials sectors led the       we look for in a business.                   INC. THESE VIEWS AND OPINIONS ARE
markets for the fiscal year, while                                                        SUBJECT TO CHANGE AT ANY TIME BASED ON
information technology and health care          Manpower is a world leader in the         FACTORS SUCH AS MARKET AND ECONOMIC
stocks generally trailed.                    employment services industry. The            CONDITIONS. THESE VIEWS AND OPINIONS MAY
                                             company benefited from the expansion of      NOT BE RELIED UPON AS INVESTMENT ADVICE
   Our investment approach focuses on        several historically tight labor markets     OR RECOMMENDATIONS, OR AS AN OFFER FOR A
individual businesses rather than market     during the period.                           PARTICULAR SECURITY. THE INFORMATION IS
sectors. Therefore, your Fund shares                                                      NOT A COMPLETE ANALYSIS OF EVERY ASPECT
little in common with sector weightings         While few Fund holdings declined          OF ANY MARKET, COUNTRY, INDUSTRY,
of the Fund's indexes. However, if we        during the fiscal year, the Fund's           SECURITY OR THE FUND. STATEMENTS OF FACT
were to broadly categorize businesses        largest detractors from performance were     ARE FROM SOURCES CONSIDERED RELIABLE,
with which we had the most success           communications headset provider              BUT A I M ADVISORS, INC. MAKES NO
during the fiscal year, select               PLANTRONICS and trucking company             REPRESENTATION OR WARRANTY AS TO THEIR
investments in the consumer                  CON-WAY.                                     COMPLETENESS OR ACCURACY. ALTHOUGH
discretionary and industrials sectors                                                     HISTORICAL PERFORMANCE IS NO GUARANTEE
aided Fund performance relative to the          The price of Plantronics' stock           OF FUTURE RESULTS, THESE INSIGHTS MAY
Russell Midcap Index. Our underweight        declined sharply because of                  HELP YOU UNDERSTAND OUR INVESTMENT
position in financials stocks slightly       disappointing second-quarter earnings.       MANAGEMENT PHILOSOPHY.
HINDERED Fund performance relative to        Plantronics is a dominant player in the
the index. Our cash position also            office headset market, which is growing         See important Fund and index
detracted from relative performance          substantially as people transition to        disclosures on the inside front cover.
during the year.                             wireless headsets in the office.
                                             However, a recent expansion into the                             Geoff MacDonald
   We have typically invested                retail mobile market proved to be                [MACDONALD      Chartered Financial
approximately 20%-25% of your Fund's         difficult and manufacturing-capacity               PHOTO]        Analyst, portfolio
assets in foreign companies, and we          challenges resulted in a failure to                              manager, is lead
attempt to partially limit our exposure      deliver on large orders from major                               manager of AIM
to currency fluctuations by using            retail vendors. We believe that              Trimark Endeavor Fund. Mr. MacDonald
currency hedges. A currency hedge is the     Plantronics' management has made             joined AIM Trimark Investments in 1998.
purchase or sale of a foreign currency       sensible moves to deal with these            Prior to that, he worked as an
with respect to portfolio security           problems, and the company continues to       investment analyst and portfolio manager
positions denominated or quoted in that      reinvest a high percentage of sales into     at another investment firm. He earned a
currency. Over the long-term, this           research and development.                    B.B.A. from Bishop's University and an
technique has allowed us to lock in                                                       M.B.A. from the University of Windsor.
current exchange rates so the returns of        Con-Way's stock declined due to
our foreign stocks are representative of     investor concern that a                                          Jeff Hyrich
their local currency returns. While our      slower-than-expected retail season may             [HYRICH       Chartered Financial
foreign holdings performed well, our         hurt the trucking industry this year.               PHOTO]       Analyst, portfolio
euro currency hedge detracted from the       Near the close of the fiscal year, both                          manager, is manager
Fund's overall performance during the        Plantronics and Con-Way were trading at                          of AIM Trimark
fiscal year. However, the detraction         attractive valuations and we added to                            Endeavor Fund. Mr.
from the Fund's performance due to the       our positions in these quality               Hyrich joined AIM Trimark Investments in
hedge was more than offset by the            businesses in response to these              1999. Prior to that, he worked as an
positive contribution of the underlying      short-term reactions.                        investment analyst and portfolio manager
securities.                                                                               at another investment firm. He earned
                                                During the fiscal year, we continued      his undergraduate degree in finance and
   Among the top contributors to Fund        to focus on finding quality businesses       accounting from the University of
performance for the fiscal year were         trading at attractive valuations             Manitoba.
TEMPUR-PEDIC and MANPOWER.                   relative to what we believe are their
                                             long-term prospects. In contrast, the
   Tempur-Pedic is a manufacturer of         market is often driven by short-term
premium visco-elastic mattresses and         events or outlooks in both good times
pillows. While memory foam makes up only     and bad. Market volatility allows us to
a small portion of the total bedding         take advantage of investment
market, Tempur-Pedic enjoys a                opportunities we believe have the
significant market share within this         potential to benefit your Fund in the
niche. We believe its proprietary            long term.
technology and manufacturing facilities
provide the company with a potentially       IN CLOSING
sustainable competitive advantage.
                                             As always, we thank you for your
                                             investment in AIM Trimark Endeavor Fund
                                             and for sharing our long-term investment
                                             perspective.
                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE PAGES
                                                                                          8 AND 9.

AIM Trimark Endeavor Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      estimate the expenses that you paid over        The hypothetical account values and
two types of costs: (1) transaction          the period. Simply divide your account       expenses may not be used to estimate the
costs, which may include sales charges       value by $1,000 (for example, an $8,600      actual ending account balance or
(loads) on purchase payments or              account value divided by $1,000 = 8.6),      expenses you paid for the period. You
contingent deferred sales charges on         then multiply the result by the number       may use this information to compare the
redemptions, and redemption fees, if         in the table under the heading entitled      ongoing costs of investing in the Fund
any; and (2) ongoing costs, including        "Actual Expenses Paid During Period" to      and other funds. To do so, compare this
management fees; distribution and/or         estimate the expenses you paid on your       5% hypothetical example with the 5%
service (12b-1) fees; and other Fund         account during this period.                  hypothetical examples that appear in the
expenses. This example is intended to                                                     shareholder reports of the other funds.
help you understand your ongoing costs       HYPOTHETICAL EXAMPLE FOR
(in dollars) of investing in the Fund        COMPARISON PURPOSES                             Please note that the expenses shown
and to compare these costs with ongoing                                                   in the table are meant to highlight your
costs of investing in other mutual           The table below also provides                ongoing costs only and do not reflect
funds. The example is based on an            information about hypothetical account       any transaction costs, such as sales
investment of $1,000 invested at the         values and hypothetical expenses based       charges (loads) on purchase payments,
beginning of the period and held for the     on the Fund's actual expense ratio and       contingent deferred sales charges on
entire period May 1, 2006, through           an assumed rate of return of 5% per year     redemptions, and redemption fees, if
October 31, 2006.                            before expenses, which is not the Fund's     any. Therefore, the hypothetical
                                             actual return. The Fund's actual             information is useful in comparing
ACTUAL EXPENSES                              cumulative total returns at net asset        ongoing costs only, and will not help
                                             value after expenses for the six months      you determine the relative total costs
The table below provides information         ended October 31, 2006, appear in the        of owning different funds. In addition,
about actual account values and actual       table "Cumulative Total Returns" on          if these transaction costs were
expenses. You may use the information in     page 9.                                      included, your costs would have been
this table, together with the amount you                                                  higher.
invested, to

===================================================================================================================================

                                                      ACTUAL                           HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING              ENDING           EXPENSES            ENDING            EXPENSES         ANNUALIZED
     SHARE          ACCOUNT VALUE        ACCOUNT VALUE       PAID DURING      ACCOUNT VALUE        PAID DURING        EXPENSE
     Class            (5/1/06)           (10/31/06)(1)        PERIOD(2)         (10/31/06)          PERIOD(2)          RATIO
       A             $1,000.00            $1,046.10           $ 8.05           $1,017.34            $ 7.93              1.56%
       B              1,000.00             1,042.70            11.89            1,013.56             11.72              2.31
       C              1,000.00             1,042.70            11.89            1,013.56             11.72              2.31
       R              1,000.00             1,045.60             9.33            1,016.08              9.20              1.81

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

===================================================================================================================================

AIM Trimark Endeavor Fund

Your Fund's long-term performance

RESULTS OF A $10,000 INVESTMENT

Index data from 10/31/03, fund data from 11/4/03

=====================================================================================================================

                                                 [MOUNTAIN CHART]

                                                                                                        LIPPER
  DATE         AIM TRIMARK        AIM TRIMARK       AIM TRIMARK                        RUSSELL          MID-CAP
              ENDEAVOR FUND-     ENDEAVOR FUND-    ENDEAVOR FUND-     S&P 500          MIDCAP         CORE FUNDS
              CLASS A SHARES     CLASS B SHARES    CLASS C SHARES      INDEX            INDEX           INDEX

10/31/03                                                              $10000           $10000           $10000
   11/03            $9648           $10210           $10210            10088            10281            10273
   12/03             9818            10379            10379            10617            10589            10533
    1/04            10082            10649            10649            10811            10896            10818
    2/04            10271            10850            10850            10962            11131            11024
    3/04            10441            11020            11020            10796            11133            10998
    4/04            10281            10860            10860            10627            10725            10652
    5/04            10441            11020            11020            10773            10991            10819
    6/04            10810            11400            11400            10982            11295            11114
    7/04            10403            10970            10970            10619            10801            10548
    8/04            10252            10800            10800            10661            10848            10509
    9/04            10828            11401            11401            10777            11200            10877
   10/04            10895            11470            11470            10941            11509            11056
   11/04            11433            12030            12030            11384            12210            11714
   12/04            11887            12489            12489            11771            12730            12160
    1/05            11755            12350            12350            11484            12415            11841
    2/05            11820            12420            12420            11726            12798            12135
    3/05            11754            12340            12340            11518            12697            12012
    4/05            11254            11810            11810            11300            12293            11554
    5/05            11546            12110            12110            11659            12882            12103
    6/05            11943            12520            12520            11676            13228            12388
    7/05            12340            12930            12930            12110            13925            12962
    8/05            12208            12780            12780            11999            13828            12885
    9/05            12000            12550            12550            12097            14011            12992
   10/05            11839            12380            12380            11895            13590            12655
   11/05            12369            12920            12920            12344            14193            13181
   12/05            12767            13330            13330            12349            14340            13310
    1/06            13202            13770            13770            12676            15077            13994
    2/06            13212            13779            13779            12710            15059            13974
    3/06            13922            14509            14509            12868            15432            14356
    4/06            14178            14759            14759            13041            15540            14502
    5/06            13458            14009            14009            12666            15017            13928
    6/06            13496            14039            14039            12683            15035            13883
    7/06            13269            13789            13789            12761            14705            13618
    8/06            13629            14158            14158            13064            15079            13912
    9/06            13950            14488            14488            13400            15352            14091
   10/06            14835            15090            15390            13837            15956            14607

=====================================================================================================================

                                                                                                  SOURCE: LIPPER INC.

Past performance cannot guarantee            reporting period and paid the applicable     shareholder would pay on Fund
comparable future results.                   contingent deferred sales charges. Index     distributions or sale of Fund shares.
                                             results include reinvested dividends,        Performance of the indexes does not
    The data shown in the chart include      but they do not reflect sales charges.       reflect the effects of taxes.
reinvested distributions, applicable         Performance of an index of funds
sales charges, Fund expenses and             reflects fund expenses and management
management fees. Results for Class B         fees; performance of a market index does
shares are calculated as if a                not. Performance shown in the chart and
hypothetical shareholder had liquidated      table(s) does not reflect deduction of
his entire investment in the Fund at the     taxes a
close of the

AIM Trimark Endeavor Fund

========================================     ========================================     ========================================
   AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar      6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                   4.61%
Inception (11/4/03)            14.09%        CLASS A SHARES                               Class B Shares                   4.27
 1 Year                        18.37         Inception (11/4/03)            12.15%        Class C Shares                   4.27
                                              1 Year                         9.85         Class R Shares                   4.56
CLASS B SHARES                                                                            ========================================
Inception (11/4/03)            14.74%        CLASS B SHARES
 1 Year                        19.31         Inception (11/4/03)            12.79%
                                              1 Year                        10.46
CLASS C SHARES
Inception (11/4/03)            15.50%        CLASS C SHARES
 1 Year                        23.31         Inception (11/4/03)            13.61%
                                              1 Year                        14.46
CLASS R SHARES
Inception                      16.01%        CLASS R SHARES
 1 Year                        25.04         Inception                      14.10%
                                              1 Year                        16.07
========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS APRIL      IN NET ASSET VALUE AND THE EFFECT OF THE     BE IMPOSED ON A TOTAL REDEMPTION OF
30, 2004. RETURNS SINCE THAT DATE ARE        MAXIMUM SALES CHARGE UNLESS OTHERWISE        RETIREMENT PLAN ASSETS WITHIN THE FIRST
HISTORICAL RETURNS. ALL OTHER RETURNS        STATED. INVESTMENT RETURN AND PRINCIPAL      YEAR.
ARE BLENDED RETURNS OF HISTORICAL CLASS      VALUE WILL FLUCTUATE SO THAT YOU MAY
R SHARE PERFORMANCE AND RESTATED CLASS A     HAVE A GAIN OR LOSS WHEN YOU SELL               THE PERFORMANCE OF THE FUND'S SHARE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      SHARES.                                      CLASSES WILL DIFFER PRIMARILY DUE TO
THE INCEPTION DATE OF CLASS R SHARES) AT                                                  DIFFERENT SALES CHARGE STRUCTURES AND
NET ASSET VALUE, ADJUSTED TO REFLECT THE        CLASS A SHARE PERFORMANCE REFLECTS        CLASS EXPENSES.
HIGHER RULE 12b-1 FEES APPLICABLE TO         THE MAXIMUM 5.50% SALES CHARGE, AND
CLASS R SHARES. CLASS A SHARES'              CLASS B AND CLASS C SHARE PERFORMANCE           HAD THE ADVISOR NOT WAIVED FEES
INCEPTION DATE IS NOVEMBER 4, 2003.          REFLECTS THE APPLICABLE CONTINGENT           AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             DEFERRED SALES CHARGE (CDSC) FOR THE         PERFORMANCE WOULD HAVE BEEN LOWER.
   THE PERFORMANCE DATA QUOTED REPRESENT     PERIOD INVOLVED. THE CDSC ON CLASS B
PAST PERFORMANCE AND CANNOT GUARANTEE        SHARES DECLINES FROM 5% BEGINNING AT THE
COMPARABLE FUTURE RESULTS; CURRENT           TIME OF PURCHASE TO 0% AT THE BEGINNING
PERFORMANCE MAY BE LOWER OR HIGHER.          OF THE SEVENTH YEAR. THE CDSC ON CLASS C
PLEASE VISIT AIMinvestments.com FOR THE      SHARES IS 1% FOR THE FIRST YEAR AFTER
MOST RECENT MONTH-END PERFORMANCE.           PURCHASE. CLASS R SHARES DO NOT HAVE A
PERFORMANCE FIGURES REFLECT REINVESTED       FRONT-END SALES CHARGE; RETURNS SHOWN ARE
DISTRIBUTIONS, CHANGES                       AT NET ASSET VALUE AND DO NOT REFLECT A
                                             0.75% CDSC THAT MAY

AIM Trimark Endeavor Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      investment strategies comparable to those    funds were above those for the Fund; and
Funds (the "Board") oversees the             of the Fund. The Board noted that the        (v) below the total advisory fee rates
management of AIM Trimark Endeavor Fund      Fund's performance was below the median      for a separately managed account/wrap
(the "Fund") and, as required by law,        performance of such comparable funds for     account managed by an AIM affiliate with
determines annually whether to approve       the one year period and above such           investment strategies comparable to
the continuance of the Fund's advisory       median performance for the two year          those of the Fund and above the total
agreement with A I M Advisors, Inc.          period. Based on this review and after       advisory fee rates for 31 other
("AIM"). Based upon the recommendation       taking account of all of the other           separately managed accounts/wrap
of the Investments Committee of the          factors that the Board considered in         accounts managed by an AIM affiliate
Board, at a meeting held on June 27,         determining whether to continue the          with investment strategies comparable to
2006, the Board, including all of the        Advisory Agreement for the Fund, the         those of the Fund. The Board noted that
independent trustees, approved the           Board concluded that no changes should       AIM has agreed to waive advisory fees of
continuance of the advisory agreement        be made to the Fund and that it was not      the Fund and to limit the Fund's total
(the "Advisory Agreement") between the       necessary to change the Fund's portfolio     operating expenses, as discussed below.
Fund and AIM for another year, effective     management team at this time. However,       Based on this review, the Board
July 1, 2006.                                due to the Fund's under-performance, the     concluded that the advisory fee rate for
                                             Board also concluded that it would be        the Fund under the Advisory Agreement
   The Board considered the factors          appropriate for the Board to continue to     was fair and reasonable.
discussed below in evaluating the            closely monitor and review the
fairness and reasonableness of the           performance of the Fund. Although the        o Fees relative to those of comparable
Advisory Agreement at the meeting on         independent written evaluation of the        funds with other advisors. The Board
June 27, 2006 and as part of the Board's     Fund's Senior Officer (discussed below)      reviewed the advisory fee rate for the
ongoing oversight of the Fund. In their      only considered Fund performance through     Fund under the Advisory Agreement. The
deliberations, the Board and the             the most recent calendar year, the Board     Board compared effective contractual
independent trustees did not identify        also reviewed more recent Fund               advisory fee rates at a common asset
any particular factor that was               performance, which did not change their      level at the end of the past calendar
controlling, and each trustee attributed     conclusions.                                 year and noted that the Fund's rate was
different weights to the various                                                          below the median rate of the funds
factors.                                     o The performance of the Fund relative       advised by other advisors with
                                             to indices. The Board reviewed the           investment strategies comparable to
   One responsibility of the independent     performance of the Fund during the past      those of the Fund that the Board
Senior Officer of the Fund is to manage      one and two calendar years against the       reviewed. The Board noted that AIM has
the process by which the Fund's proposed     performance of the Lipper Mid-Cap Core       agreed to waive advisory fees of the
management fees are negotiated to ensure     Index. The Board noted that the Fund's       Fund and to limit the Fund's total
that they are negotiated in a manner         performance was below the performance of     operating expenses, as discussed below.
which is at arms' length and reasonable.     such Index for the one year period and       Based on this review, the Board
To that end, the Senior Officer must         above such Index for the two year            concluded that the advisory fee rate for
either supervise a competitive bidding       period. Based on this review and after       the Fund under the Advisory Agreement
process or prepare an independent            taking account of all of the other           was fair and reasonable.
written evaluation. The Senior Officer       factors that the Board considered in
has recommended an independent written       determining whether to continue the          o Expense limitations and fee waivers.
evaluation in lieu of a competitive          Advisory Agreement for the Fund, the         The Board noted that AIM has
bidding process and, upon the direction      Board concluded that no changes should       contractually agreed to waive advisory
of the Board, has prepared such an           be made to the Fund and that it was not      fees of the Fund through June 30, 2007
independent written evaluation. Such         necessary to change the Fund's portfolio     to the extent necessary so that the
written evaluation also considered           management team at this time. However,       advisory fees payable by the Fund do not
certain of the factors discussed below.      due to the Fund's under-performance, the     exceed a specified maximum advisory fee
In addition, as discussed below, the         Board also concluded that it would be        rate, which maximum rate includes
Senior Officer made a recommendation to      appropriate for the Board to continue to     breakpoints and is based on net asset
the Board in connection with such            closely monitor and review the               levels. The Board considered the
written evaluation.                          performance of the Fund. Although the        contractual nature of this fee waiver
                                             independent written evaluation of the        and noted that it remains in effect
   The discussion below serves as a          Fund's Senior Officer (discussed below)      until June 30, 2007. The Board also
summary of the Senior Officer's              only considered Fund performance through     noted that AIM has contractually agreed
independent written evaluation and           the most recent calendar year, the Board     to waive fees and/or limit expenses of
recommendation to the Board in               also reviewed more recent Fund               the Fund through June 30, 2007 so that
connection therewith, as well as a           performance, which did not change their      total annual operating expenses are
discussion of the material factors and       conclusions.                                 limited to a specified percentage of
the conclusions with respect thereto                                                      average daily net assets for each class
that formed the basis for the Board's        o Meeting with the Fund's portfolio          of the Fund. The Board considered the
approval of the Advisory Agreement.          managers and investment personnel. With      contractual nature of this fee waiver/
After consideration of all of the            respect to the Fund, the Board is            expense limitation and noted that it
factors below and based on its informed      meeting periodically with such Fund's        remains in effect until June 30, 2007.
business judgment, the Board determined      portfolio managers and/or other              The Board considered the effect these
that the Advisory Agreement is in the        investment personnel and believes that       fee waivers/expense limitations would
best interests of the Fund and its           such individuals are competent and able      have on the Fund's estimated expenses
shareholders and that the compensation       to continue to carry out their               for the Fund.
to AIM under the Advisory Agreement is       responsibilities under the Advisory
fair and reasonable and would have been      Agreement.                                   o Breakpoints and economies of scale.
obtained through arm's length                                                             The Board reviewed the structure of the
negotiations.                                o Overall performance of AIM. The Board      Fund's advisory fee under the Advisory
                                             considered the overall performance of        Agreement, noting that it includes one
   Unless otherwise stated, information      AIM in providing investment advisory and     breakpoint. The Board reviewed the level
presented below is as of June 27, 2006       portfolio administrative services to the     of the Fund's advisory fees, and noted
and does not reflect any changes that        Fund and concluded that such performance     that such fees, as a percentage of the
may have occurred since June 27, 2006,       was satisfactory.                            Fund's net assets, would decrease as net
including but not limited to changes to                                                   assets increase because the Advisory
the Fund's performance, advisory fees,       o Fees relative to those clients of AIM      Agreement includes a breakpoint. The
expense limitations and/or fee waivers.      with comparable investment strategies.       Board noted that, due to the Fund's
                                             The Board reviewed the effective             asset levels at the end of the past
o The nature and extent of the advisory      advisory fee rate (before waivers) for       calendar year and the way in which the
services to be provided by AIM. The          the Fund under the Advisory Agreement.       advisory fee breakpoint has been
Board reviewed the services to be            The Board noted that this rate was (i)       structured, the Fund has yet to benefit
provided by AIM under the Advisory           below the effective advisory fee rate        from the breakpoint. The Board noted
Agreement. Based on such review, the         (before waivers) for one mutual fund         that AIM has contractually agreed to
Board concluded that the range of            advised by AIM with investment               waive advisory fees of the Fund through
services to be provided by AIM under the     strategies comparable to those of the        June 30, 2007 to the extent necessary so
Advisory Agreement was appropriate and       Fund and above the effective advisory        that the advisory fees payable by the
that AIM currently is providing services     fee rate (before waivers) for a second       Fund do not exceed a specified maximum
in accordance with the terms of the          mutual fund advised by AIM with              advisory fee rate, which maximum rate
Advisory Agreement.                          investment strategies comparable to          includes breakpoints and is based on net
                                             those of the Fund; (ii) above the            asset levels. The Board concluded that
o The quality of services to be provided     effective advisory fee rate (before          the Fund's fee levels under the Advisory
by AIM. The Board reviewed the               waivers) for one variable insurance fund     Agreement therefore would reflect
credentials and experience of the            advised by AIM and offered to insurance      economies of scale at higher asset
officers and employees of AIM who will       company separate accounts with               levels and that it was not necessary to
provide investment advisory services to      investment strategies comparable to          change the advisory fee breakpoints in
the Fund. In reviewing the                   those of the Fund; (iii) above the           the Fund's advisory fee schedule.
qualifications of AIM to provide             effective sub-advisory fee rate for one
investment advisory services, the Board      Canadian mutual fund advised by an AIM       o Investments in affiliated money market
considered such issues as AIM's              affiliate and sub-advised by AIM with        funds. The Board also took into account
portfolio and product review process,        investment strategies comparable to          the fact that uninvested cash and cash
various back office support functions        those of the Fund, although the total        collateral from securities lending
provided by AIM and AIM's equity and         advisory fees for such Canadian mutual       arrangements, if any, (collectively,
fixed income trading operations. Based       fund were above those for the Fund; (iv)     "cash balances") of the Fund may be
on the review of these and other             above the effective sub-advisory fee         invested in money market funds advised
factors, the Board concluded that the        rates for two variable insurance funds       by AIM pursuant to the terms of an SEC
quality of services to be provided by        sub-advised by an AIM affiliate and          exemptive order. The Board found that
AIM was appropriate and that AIM             offered to insurance company separate        the Fund may realize certain benefits
currently is providing satisfactory          accounts with investment strategies          upon investing cash balances in AIM
services in accordance with the terms of     comparable to those of the Fund,             advised money market funds, including a
the Advisory Agreement.                      although the total advisory fees for         higher net return, increased liquidity,
                                             such variable insurance                      increased
o The performance of the Fund relative
to comparable funds. The Board reviewed
the performance of the Fund during the
past one and two calendar years against
the performance of funds advised by
other advisors with
                                                                                                                        (continued)

AIM Trimark Endeavor Fund

diversification or decreased transaction     AIM and its affiliates were qualified to     for the two year period. Based on this
costs. The Board also found that the         continue to provide non-investment           review and after taking account of all
Fund will not receive reduced services       advisory services to the Fund, including     of the other factors that the Board
if it invests its cash balances in such      administrative, transfer agency and          considered in determining whether to
money market funds. The Board noted          distribution services, and that AIM and      continue the Advisory Agreement for the
that, to the extent the Fund invests         its affiliates currently are providing       Fund, the Board concluded that no
uninvested cash in affiliated money          satisfactory non-investment advisory         changes should be made to the Fund and
market funds, AIM has voluntarily agreed     services.                                    that it was not necessary to change the
to waive a portion of the advisory fees                                                   Fund's portfolio management team at this
it receives from the Fund attributable       o Other factors and current trends. The      time. However, due to the Fund's
to such investment. The Board further        Board considered the steps that AIM and      under-performance, the Board also
determined that the proposed securities      its affiliates have taken over the last      concluded that it would be appropriate
lending program and related procedures       several years, and continue to take, in      for the Board to continue to closely
with respect to the lending Fund is in       order to improve the quality and             monitor and review the performance of
the best interests of the lending Fund       efficiency of the services they provide      the Fund. Although the independent
and its respective shareholders. The         to the Funds in the areas of investment      written evaluation of the Fund's Senior
Board therefore concluded that the           performance, product line                    Officer (discussed below) only
investment of cash collateral received       diversification, distribution, fund          considered Fund performance through the
in connection with the securities            operations, shareholder services and         most recent calendar year, the Board
lending program in the money market          compliance. The Board concluded that         also reviewed more recent Fund
funds according to the procedures is in      these steps taken by AIM have improved,      performance, which did not change their
the best interests of the lending Fund       and are likely to continue to improve,       conclusions.
and its respective shareholders.             the quality and efficiency of the
                                             services AIM and its affiliates provide      o The performance of the Fund relative
o Independent written evaluation and         to the Fund in each of these areas, and      to indices. The Board reviewed the
recommendations of the Fund's Senior         support the Board's approval of the          performance of the Fund during the past
Officer. The Board noted that, upon          continuance of the Advisory Agreement        one and two calendar years against the
their direction, the Senior Officer of       for the Fund.                                performance of the Lipper Mid-Cap Core
the Fund, who is independent of AIM and                                                   Index. The Board noted that the Fund's
AIM's affiliates, had prepared an            APPROVAL OF SUB-ADVISORY AGREEMENT           performance was below the performance of
independent written evaluation in order                                                   such Index for the one year period and
to assist the Board in determining the       The Board oversees the management of the     above such Index for the two year
reasonableness of the proposed               Fund and, as required by law, determines     period. Based on this review and after
management fees of the AIM Funds,            annually whether to approve the              taking account of all of the other
including the Fund. The Board noted that     continuance of the Fund's sub-advisory       factors that the Board considered in
the Senior Officer's written evaluation      agreement. Based upon the recommendation     determining whether to continue the
had been relied upon by the Board in         of the Investments Committee of the          Advisory Agreement for the Fund, the
this regard in lieu of a competitive         Board, at a meeting held on June 27,         Board concluded that no changes should
bidding process. In determining whether      2006, the Board, including all of the        be made to the Fund and that it was not
to continue the Advisory Agreement for       independent trustees, approved the           necessary to change the Fund's portfolio
the Fund, the Board considered the           continuance of the sub-advisory              management team at this time. However,
Senior Officer's written evaluation and      agreement (the "Sub-Advisory Agreement")     due to the Fund's under-performance, the
the recommendation made by the Senior        between AIM Funds Management Inc. (the       Board also concluded that it would be
Officer to the Board that the Board          "Sub-Advisor") and AIM with respect to       appropriate for the Board to continue to
consider whether the advisory fee            the Fund for another year, effective         closely monitor and review the
waivers for certain equity AIM Funds,        July 1, 2006.                                performance of the Fund. Although the
including the Fund, should be                                                             independent written evaluation of the
simplified. The Board concluded that it         The Board considered the factors          Fund's Senior Officer (discussed below)
would be advisable to consider this          discussed below in evaluating the            only considered Fund performance through
issue and reach a decision prior to the      fairness and reasonableness of the Sub-      the most recent calendar year, the Board
expiration date of such advisory fee         Advisory Agreement at the meeting on         also reviewed more recent Fund
waivers.                                     June 27, 2006 and as part of the Board's     performance, which did not change their
                                             ongoing oversight of the Fund. In their      conclusions.
o Profitability of AIM and its               deliberations, the Board and the
affiliates. The Board reviewed               independent trustees did not identify        o Meetings with the Fund's portfolio
information concerning the profitability     any particular factor that was               managers and investment personnel. The
of AIM's (and its affiliates')               controlling, and each trustee attributed     Board is meeting periodically with the
investment advisory and other activities     different weights to the various             Fund's portfolio managers and/or other
and its financial condition. The Board       factors.                                     investment personnel and believes that
considered the overall profitability of                                                   such individuals are competent and able
AIM, as well as the profitability of AIM        The discussion below serves as a          to continue to carry out their
in connection with managing the Fund.        discussion of the material factors and       responsibilities under the Sub-Advisory
The Board noted that AIM's operations        the conclusions with respect thereto         Agreement.
remain profitable, although increased        that formed the basis for the Board's
expenses in recent years have reduced        approval of the Sub-Advisory Agreement.      o Overall performance of the
AIM's profitability. Based on the review     After consideration of all of the            Sub-Advisor. The Board considered the
of the profitability of AIM's and its        factors below and based on its informed      overall performance of the Sub-Advisor
affiliates' investment advisory and          business judgment, the Board determined      in providing investment advisory
other activities and its financial           that the Sub-Advisory Agreement is in        services to the Fund and concluded that
condition, the Board concluded that the      the best interests of the Fund and its       such performance was satisfactory.
compensation to be paid by the Fund to       shareholders and that the compensation
AIM under its Advisory Agreement was not     to the Sub-Advisor under the Sub-            o Fees relative to those clients of the
excessive.                                   Advisory Agreement is fair and               Sub-Advisor with comparable investment
                                             reasonable.                                  strategies. The Board noted that the
o Benefits of soft dollars to AIM. The                                                    Sub-Advisor does not serve as an advisor
Board considered the benefits realized          Unless otherwise stated, information      or sub-advisor to other mutual funds or
by AIM as a result of brokerage              presented below is as of June 27, 2006       other clients with investment strategies
transactions executed through "soft          and does not reflect any changes that        comparable to those of the Fund.
dollar" arrangements. Under these            may have occurred since June 27, 2006,
arrangements, brokerage commissions paid     including but not limited to changes to      o Profitability of AIM and its
by the Fund and/or other funds advised       the Fund's performance.                      affiliates. The Board reviewed
by AIM are used to pay for research and                                                   information concerning the profitability
execution services. This research may be     o The nature and extent of the advisory      of AIM's (and its affiliates')
used by AIM in making investment             services to be provided by the               investment advisory and other activities
decisions for the Fund. The Board            Sub-Advisor. The Board reviewed the          and its financial condition. The Board
concluded that such arrangements were        services to be provided by the               considered the overall profitability of
appropriate.                                 Sub-Advisor under the Sub-Advisory           AIM, as well as the profitability of AIM
                                             Agreement. Based on such review, the         in connection with managing the Fund.
o AIM's financial soundness in light of      Board concluded that the range of            The Board noted that AIM's operations
the Fund's needs. The Board considered       services to be provided by the               remain profitable, although increased
whether AIM is financially sound and has     Sub-Advisor under the Sub-Advisory           expenses in recent years have reduced
the resources necessary to perform its       Agreement was appropriate and that the       AIM's profitability. Based on the review
obligations under the Advisory               Sub-Advisor currently is providing           of the profitability of AIM's and its
Agreement, and concluded that AIM has        services in accordance with the terms of     affiliates' investment advisory and
the financial resources necessary to         the Sub-Advisory Agreement.                  other activities and its financial
fulfill its obligations under the                                                         condition, the Board concluded that the
Advisory Agreement.                          o The quality of services to be provided     compensation to be paid by the Fund to
                                             by the Sub-Advisor. The Board reviewed       AIM under its Advisory Agreement was not
o Historical relationship between the        the credentials and experience of the        excessive.
Fund and AIM. In determining whether to      officers and employees of the
continue the Advisory Agreement for the      Sub-Advisor who will provide investment      o The Sub-Advisor's financial soundness
Fund, the Board also considered the          advisory services to the Fund. Based on      in light of the Fund's needs. The Board
prior relationship between AIM and the       the review of these and other factors,       considered whether the Sub-Advisor is
Fund, as well as the Board's knowledge       the Board concluded that the quality of      financially sound and has the resources
of AIM's operations, and concluded that      services to be provided by the               necessary to perform its obligations
it was beneficial to maintain the            Sub-Advisor was appropriate, and that        under the Sub-Advisory Agreement, and
current relationship, in part, because       the Sub-Advisor currently is providing       concluded that the Sub-Advisor has the
of such knowledge. The Board also            satisfactory services in accordance with     financial resources necessary to fulfill
reviewed the general nature of the           the terms of the Sub-Advisory Agreement.     its obligations under the Sub-Advisory
non-investment advisory services                                                          Agreement.
currently performed by AIM and its           o The performance of the Fund relative
affiliates, such as administrative,          to comparable funds. The Board reviewed
transfer agency and distribution             the performance of the Fund during the
services, and the fees received by AIM       past one and two calendar years against
and its affiliates for performing such       the performance of funds advised by
services. In addition to reviewing such      other advisors with investment
services, the trustees also considered       strategies comparable to those of the
the organizational structure employed by     Fund. The Board noted that the Fund's
AIM and its affiliates to provide those      performance was below the median
services. Based on the review of these       performance of such comparable funds for
and other factors, the Board concluded       the one year period and above such
that                                         median performance

Supplement to Annual Report dated 10/31/06

AIM Trimark Endeavor Fund

                                                 ===================================

Institutional Class Shares                       AVERAGE ANNUAL TOTAL RETURNS               HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                 For periods ended 10/31/06            REIMBURSED EXPENSES IN THE PAST, PERFORMANCE
The following information has been prepared to                                         WOULD HAVE BEEN LOWER.
provide Institutional Class shareholders with    Inception                    16.71%
a performance overview specific to their         1 Year                       25.91         PLEASE NOTE THAT PAST PERFORMANCE IS NOT
holdings. Institutional Class shares are         6 Months*                     4.92    INDICATIVE OF FUTURE RESULTS. MORE RECENT
offered exclusively to institutional                                                   RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
investors, including defined contribution        ===================================   ALL RETURNS ASSUME REINVESTMENT OF
plans that meet certain criteria.                                                      DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
                                                 AVERAGE ANNUAL TOTAL RETURNS          PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                                 For periods ended 9/30/06,most        SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
                                                 recent calendar quarter-end           LESS THAN THEIR ORIGINAL COST. SEE FULL
                                                                                       REPORT FOR INFORMATION ON COMPARATIVE
                                                 Inception                    14.79%   BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                 1 Year                       16.92    PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                 6 Months*                     0.54    CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                                                       800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                 *Cumulative total return that has
                                                 not been annualized

                                                 ===================================

                                                 INSTITUTIONAL CLASS SHARES'
                                                 INCEPTION DATE IS APRIL 30, 2004.
                                                 RETURNS SINCE THAT DATE ARE
                                                 HISTORICAL RETURNS. ALL OTHER
                                                 RETURNS ARE BLENDED RETURNS OF
                                                 HISTORICAL INSTITUTIONAL CLASS
                                                 SHARE PERFORMANCE AND RESTATED
                                                 CLASS A SHARE PERFORMANCE (FOR
                                                 PERIODS PRIOR TO THE INCEPTION DATE
                                                 OF INSTITUTIONAL CLASS SHARES) AT
                                                 NET ASSET VALUE (NAV) AND REFLECT
                                                 THE HIGHER RULE 12B-1 FEES
                                                 APPLICABLE TO CLASS A SHARES. CLASS
                                                 A SHARES' INCEPTION DATE IS
                                                 NOVEMBER 4, 2003.

                                                      INSTITUTIONAL CLASS SHARES
                                                 HAVE NO SALES CHARGE; THEREFORE,
                                                 PERFORMANCE IS AT NAV. PERFORMANCE
                                                 OF INSTITUTIONAL CLASS SHARES WILL
                                                 DIFFER FROM PERFORM- ANCE OF OTHER
                                                 SHARE CLASSES PRIMARILY DUE TO
                                                 DIFFERING SALES CHARGES AND CLASS
                                                 EXPENSES.

==============================================

NASDAQ SYMBOL                            ATDIX

==============================================

Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS,WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                              [YOUR GOALS. OUR SOLUTIONS.]    [AIM INVESTMENTS LOGO]
AIMINVESTMENTS.COM   T-END-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--     --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating Your Ongoing Fund Expenses

Example                                          divide your account value by $1,000        The hypothetical account values and
                                                 (for example, an $8,600 account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur          value divided by $1,000 = 8.6),       actual ending account balance or expenses you
ongoing costs, including management fees and     then multiply the result by the       paid for the period. You may use this
other Fund expenses. This example is intended    number in the table under the         information to compare the ongoing costs of
to help you understand your ongoing costs (in    heading entitled "Actual Expenses     investing in the Fund and other funds. To do
dollars) of investing in the Fund and to com     Paid During Period" to estimate the   so, compare this 5% hypothetical example with
pare these costs with ongoing costs of           expenses you paid on your             the 5% hypothetical examples that appear in
investing in other mutual funds. The example     account during this period.           the shareholder reports of the other funds.
is based on an investment of $1,000 invested
at the beginning of the period and held for      Hypothetical Example for Comparison        Please note that the expenses shown in
the entire period May 1, 2006, through October   Purposes                              the table are meant to highlight your ongoing
31, 2006.                                                                              costs only. Therefore, the hypothetical
                                                 The table below also provides         information is useful in comparing ongoing
Actual Expenses                                  information about hypothetical        costs only, and will not help you determine
                                                 account values and hypothetical       the relative total costs of owning different
The table below provides information about       expenses based on the Fund's actual   funds.
actual account values and actual expenses. You   expense ratio and an assumed rate
may use the information in this table,           of return of 5% per year before
together with the amount you invested, to        expenses, which is not the Fund's
estimate the expenses that you paid over the     actual return. The Fund's actual
period. Simply                                   cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                           HYPOTHETICAL
                                                    ACTUAL                      (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING              ENDING             EXPENSES                ENDING             EXPENSES         ANNUALIZED
SHARE             ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING           ACCOUNT VALUE        PAID DURING          EXPENSE
CLASS                (5/1/06)          (10/31/06)(1)         PERIOD(2)              (10/31/06)          PERIOD(2)            RATIO

Institutional       $1,000.00            $1,049.20             $5.37               $1,019.96              $5.30              1.04%

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   T-END-INS-1   A I M Distributors, Inc.

AIM Trimark Endeavor Fund

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS-61.94%

APPAREL RETAIL-4.28%

Ross Stores, Inc.                                153,600   $  4,520,448
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-5.01%

Liz Claiborne, Inc.                              125,400      5,288,118
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.12%

Investors Financial Services Corp.                83,700      3,291,084
=======================================================================

AUTOMOTIVE RETAIL-2.60%

AutoZone, Inc.(a)                                 24,500      2,744,000
=======================================================================

BREWERS-1.34%

Molson Coors Brewing Co.-Class B                  19,904      1,416,767
=======================================================================

COMMUNICATIONS EQUIPMENT-4.38%

Plantronics, Inc.                                219,100      4,625,201
=======================================================================

HEALTH CARE EQUIPMENT-10.75%

Cytyc Corp.(a)                                    36,700        969,614
-----------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                        149,000      5,179,240
-----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          72,200      5,199,122
=======================================================================
                                                             11,347,976
=======================================================================

HOME FURNISHINGS-5.63%

Tempur-Pedic International Inc.(a)               301,000      5,941,740
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-3.32%

Manpower Inc.                                     51,800      3,510,486
=======================================================================

INSURANCE BROKERS-4.72%

Arthur J. Gallagher & Co.                        178,900      4,982,365
=======================================================================

LEISURE PRODUCTS-3.96%

Polaris Industries Inc.                           97,600      4,179,232
=======================================================================

MANAGED HEALTH CARE-4.37%

WellPoint Inc.(a)                                 60,400      4,609,728
=======================================================================

PHARMACEUTICALS-2.47%

Endo Pharmaceuticals Holdings Inc.(a)             91,400      2,608,556
=======================================================================

RESTAURANTS-1.62%

Wendy's International, Inc.                       49,600      1,716,160
=======================================================================

TRUCKING-4.37%

Con-way Inc.                                      97,800      4,613,226
=======================================================================
    Total Common Stocks (Cost $56,967,557)                   65,395,087
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-25.17%

AUSTRALIA-3.41%

Cochlear Ltd. (Health Care Equipment)(b)          83,700   $  3,604,391
=======================================================================

CANADA-3.43%

Tim Hortons, Inc. (Restaurants)                   67,172      1,941,271
-----------------------------------------------------------------------
Tim Hortons, Inc. (Restaurants)                   58,000      1,680,021
=======================================================================
                                                              3,621,292
=======================================================================

FRANCE-1.90%

Zodiac S.A. (Aerospace & Defense)(b)              32,100      2,003,673
=======================================================================

IRELAND-8.29%

DCC PLC (Industrial Conglomerates)                84,700      2,291,865
-----------------------------------------------------------------------
Kingspan Group PLC (Building Products)(b)        172,600      3,663,622
-----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)            41,900      2,799,758
=======================================================================
                                                              8,755,245
=======================================================================

MEXICO-6.30%

Grupo Modelo, S.A. de C.V.-Series C (Brewers)    628,100      3,021,584
-----------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                            147,300      3,635,364
=======================================================================
                                                              6,656,948
=======================================================================

SWEDEN-1.84%

Hoganas A.B.-Class B (Steel)                      75,500      1,939,248
=======================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $15,224,360)                    26,580,797
=======================================================================

FOREIGN PREFERRED STOCKS-2.03%

GERMANY-2.03%

Hugo Boss A.G.-Pfd. (Apparel, Accessories &
  Luxury Goods)(b)                                46,100      2,144,573
=======================================================================
    Total Foreign Preferred Stocks (Cost
      $1,188,068)                                             2,144,573
=======================================================================

MONEY MARKET FUNDS-10.31%

Liquid Assets Portfolio-Institutional
  Class(c)                                     5,441,207      5,441,207
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       5,441,207      5,441,207
=======================================================================
    Total Money Market Funds (Cost
      $10,882,414)                                           10,882,414
=======================================================================
TOTAL INVESTMENTS-99.45% (Cost $84,262,399)                 105,002,871
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.55%                             577,868
=======================================================================
NET ASSETS-100.00%                                         $105,580,739
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR   - American Depository Receipts
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $11,416,259, which represented 10.81% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Endeavor Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $73,379,985)       $ 94,120,457
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $10,882,414)                             10,882,414
===========================================================
    Total investments (Cost $84,262,399)        105,002,871
===========================================================
Foreign currencies, at value (cost $499)                505
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,424,604
-----------------------------------------------------------
  Fund shares sold                                  478,460
-----------------------------------------------------------
  Dividends                                          66,513
-----------------------------------------------------------
  Foreign currency contracts                          7,703
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                8,646
-----------------------------------------------------------
Other assets                                         29,727
===========================================================
    Total assets                                107,019,029
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,194,131
-----------------------------------------------------------
  Fund shares reacquired                             99,088
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 10,696
-----------------------------------------------------------
Accrued distribution fees                            39,301
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,057
-----------------------------------------------------------
Accrued transfer agent fees                          38,417
-----------------------------------------------------------
Accrued operating expenses                           55,600
===========================================================
    Total liabilities                             1,438,290
===========================================================
Net assets applicable to shares outstanding    $105,580,739
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 79,029,772
-----------------------------------------------------------
Undistributed net investment income (loss)           (8,511)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and foreign currency contracts                  5,811,252
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and foreign
  currency contracts                             20,748,226
===========================================================
                                               $105,580,739
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 69,660,222
___________________________________________________________
===========================================================
Class B                                        $ 14,103,840
___________________________________________________________
===========================================================
Class C                                        $ 16,437,267
___________________________________________________________
===========================================================
Class R                                        $    811,951
___________________________________________________________
===========================================================
Institutional Class                            $  4,567,459
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           4,447,601
___________________________________________________________
===========================================================
Class B                                             916,404
___________________________________________________________
===========================================================
Class C                                           1,068,064
___________________________________________________________
===========================================================
Class R                                              52,125
___________________________________________________________
===========================================================
Institutional Class                                 289,462
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      15.66
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $15.66 divided by
      94.50%)                                  $      16.57
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      15.39
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      15.39
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      15.58
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      15.78
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Endeavor Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $20,401)         $ 1,016,639
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      226,904
-------------------------------------------------------------------------
Interest                                                           43,591
=========================================================================
    Total investment income                                     1,287,134
=========================================================================

EXPENSES:

Advisory fees                                                     741,702
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     34,054
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         151,124
-------------------------------------------------------------------------
  Class B                                                         132,945
-------------------------------------------------------------------------
  Class C                                                         144,238
-------------------------------------------------------------------------
  Class R                                                           2,401
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              243,450
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  455
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          17,124
-------------------------------------------------------------------------
Other                                                             168,210
=========================================================================
    Total expenses                                              1,685,703
=========================================================================
Less: Fees waived and expense offset arrangements                 (59,863)
=========================================================================
    Net expenses                                                1,625,840
=========================================================================
Net investment income (loss)                                     (338,706)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         6,452,470
-------------------------------------------------------------------------
  Foreign currencies                                              (37,535)
-------------------------------------------------------------------------
  Foreign currency contracts                                      124,290
=========================================================================
                                                                6,539,225
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        14,809,685
-------------------------------------------------------------------------
  Foreign currencies                                                  868
-------------------------------------------------------------------------
  Foreign currency contracts                                     (277,987)
=========================================================================
                                                               14,532,566
=========================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   21,071,791
=========================================================================
Net increase in net assets resulting from operations          $20,733,085
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Endeavor Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2006 and 2005

                                                                  2006           2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (338,706)   $  (119,080)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts            6,539,225       (378,571)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                   14,532,566      4,499,891
=========================================================================================
    Net increase in net assets resulting from operations        20,733,085      4,002,240
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (134,294)            --
-----------------------------------------------------------------------------------------
  Class R                                                             (401)            --
-----------------------------------------------------------------------------------------
  Institutional Class                                              (22,673)            --
=========================================================================================
    Decrease in net assets resulting from distributions           (157,368)            --
=========================================================================================
Share transactions-net:
  Class A                                                        1,028,546     27,494,637
-----------------------------------------------------------------------------------------
  Class B                                                       (2,063,623)     6,234,653
-----------------------------------------------------------------------------------------
  Class C                                                          385,623      6,393,704
-----------------------------------------------------------------------------------------
  Class R                                                          456,363        216,872
-----------------------------------------------------------------------------------------
  Institutional Class                                              277,138      1,422,873
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                                   84,047     41,762,739
=========================================================================================
    Net increase in net assets                                  20,659,764     45,764,979
=========================================================================================

NET ASSETS:

  Beginning of year                                             84,920,975     39,155,996
=========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(8,511) and $(134,308) respectively)           $105,580,739    $84,920,975
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Endeavor Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Endeavor Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net

AIM Trimark Endeavor Fund

     investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Trimark Endeavor Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.80%
-------------------------------------------------------------------
Over $1 billion                                               0.75%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.90%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2006, AIM waived advisory fees of $51,965.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $50,000.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $243,450 for Class A, Class B, Class C and Class R share classes and $455 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a

AIM Trimark Endeavor Fund

cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2006, the Class A, Class B, Class C and Class R shares paid $151,124, $132,945, $144,238 and $2,401, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2006, ADI advised the Fund that it retained $35,335 in front-end sales commissions from the sale of Class A shares and $5,568, $15,824, $2,437 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $   --         $16,020,256       $(10,579,049)         $   --         $ 5,441,207     $113,286       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                 --          10,205,085         (4,763,878)             --           5,441,207       57,302           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                 --           9,643,850         (9,643,850)             --                  --       56,316           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates      $   --         $35,869,191       $(24,986,777)         $   --         $10,882,414     $226,904       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $7,898.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2006, the Fund paid legal fees of $3,980 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

AIM Trimark Endeavor Fund


    During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--FOREIGN CURRENCY CONTRACTS

                                         OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT TO
SETTLEMENT                                                  ----------------------------------        VALUE          UNREALIZED
DATE                                                              DELIVER             RECEIVE        10/31/06       APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
11/15/2006                                                  EUR  3,000,000      USD  3,840,060      $3,832,357         $7,703
________________________________________________________________________________________________________________________________
================================================================================================================================

Currency Abbreviations:

EUR  - Euro
USD  - U.S. Dollar

NOTE 8--DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2006 and 2005 was as follows:

                                                                2006       2005
--------------------------------------------------------------------------------
Distributions paid from ordinary income                       $157,368    $   --
________________________________________________________________________________
================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                  2006
--------------------------------------------------------------------------
Undistributed long term gain                                  $  5,883,232
--------------------------------------------------------------------------
Unrealized appreciation-investments                             20,676,246
--------------------------------------------------------------------------
Temporary book/tax differences                                      (8,511)
--------------------------------------------------------------------------
Shares of beneficial interest                                   79,029,772
==========================================================================
  Total net assets                                            $105,580,739
__________________________________________________________________________
==========================================================================


The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the tax recognition of unrealized gains and losses on certain foreign currency contracts. The tax-basis net unrealized appreciation on investments amount includes appreciation on foreign currencies of $51.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund utilized $325,818 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund did not have a capital loss carryforward as of October 31, 2006.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $24,474,067 and $33,198,420, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $23,234,757
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,558,562)
===============================================================================
Net unrealized appreciation of investment securities              $20,676,195
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $84,326,676.

AIM Trimark Endeavor Fund

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses on October 31, 2006, undistributed net investment income (loss) was increased by $621,871, undistributed net realized gain was decreased by $330,539 and shares of beneficial interest decreased by $291,332. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED
                                                              --------------------------------------------------------
                                                                 OCTOBER 31, 2006(A)             OCTOBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,461,361    $ 20,792,878     3,302,056    $ 40,928,055
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        207,320       2,908,360       749,770       9,200,148
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        285,699       3,985,374       831,938      10,203,669
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         44,440         636,447        17,955         225,131
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             82,148       1,159,645       182,873       2,271,573
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          9,333         125,814            --              --
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             30             401            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              1,677          22,673            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         55,313         782,005        44,313         549,458
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (56,097)       (782,005)      (44,700)       (549,458)
======================================================================================================================
Reacquired:
  Class A                                                     (1,477,849)    (20,672,151)   (1,114,960)    (13,982,876)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (304,286)     (4,189,978)     (194,091)     (2,416,037)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (260,718)     (3,599,751)     (307,262)     (3,809,965)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (12,633)       (180,485)         (661)         (8,259)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (63,762)       (905,180)      (67,551)       (848,700)
======================================================================================================================
                                                                 (28,024)   $     84,047     3,399,680    $ 41,762,739
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services such as, securities brokerage, distribution, third party record keeping and account servicing. The trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM Trimark Endeavor Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                                              -----------------------------------------
                                                                                       NOVEMBER 4, 2003
                                                                   YEAR ENDED          (DATE OPERATIONS
                                                                   OCTOBER 31,          COMMENCED) TO
                                                              ---------------------      OCTOBER 31,
                                                               2006          2005            2004
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 12.53       $ 11.53        $ 10.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.02)         0.01          (0.05)
-------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         3.18          0.99           1.58
=======================================================================================================
    Total from investment operations                             3.16          1.00           1.53
=======================================================================================================
Less dividends from net investment income                       (0.03)           --             --
=======================================================================================================
Net asset value, end of period                                $ 15.66       $ 12.53        $ 11.53
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                 25.26%         8.67%         15.30%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $69,660       $55,124        $24,996
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.56%(c)      1.66%          2.00%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.62%(c)      1.71%          3.02%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of net investment income (loss) to average net assets     (0.16)%(c)     0.04%         (0.49)%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                         28%           15%            35%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $60,449,668.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               CLASS B
                                                              -----------------------------------------
                                                                                       NOVEMBER 4, 2003
                                                                   YEAR ENDED          (DATE OPERATIONS
                                                                   OCTOBER 31,          COMMENCED) TO
                                                              ---------------------      OCTOBER 31,
                                                               2006          2005            2004
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 12.38       $ 11.47         $10.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.13)        (0.08)         (0.13)
-------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         3.14          0.99           1.60
=======================================================================================================
    Total from investment operations                             3.01          0.91           1.47
=======================================================================================================
Net asset value, end of period                                $ 15.39       $ 12.38         $11.47
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                 24.31%         7.93%         14.70%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $14,104       $13,237         $6,403
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.31%(c)      2.35%          2.65%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.37%(c)      2.40%          3.67%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of net investment income (loss) to average net assets     (0.91)%(c)    (0.65)%        (1.14)%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                         28%           15%            35%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $13,294,548.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Endeavor Fund

                                                                               CLASS C
                                                              -----------------------------------------
                                                                                       NOVEMBER 4, 2003
                                                                   YEAR ENDED          (DATE OPERATIONS
                                                                   OCTOBER 31,          COMMENCED) TO
                                                              ---------------------      OCTOBER 31,
                                                               2006          2005            2004
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 12.38       $ 11.47         $10.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.13)        (0.08)         (0.13)
-------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         3.14          0.99           1.60
=======================================================================================================
    Total from investment operations                             3.01          0.91           1.47
_______________________________________________________________________________________________________
=======================================================================================================
Net asset value, end of period                                $ 15.39       $ 12.38         $11.47
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                 24.31%         7.93%         14.70%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $16,437       $12,910         $5,944
=======================================================================================================
  With fee waivers and/or expense reimbursements                 2.31%(c)      2.35%          2.65%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.37%(c)      2.40%          3.67%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of net investment income (loss) to average net assets     (0.91)%(c)    (0.65)%        (1.14)%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                         28%           15%            35%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,423,770.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                      APRIL 30, 2004
                                                                   YEAR ENDED          (DATE SALES
                                                                  OCTOBER 31,         COMMENCED) TO
                                                              --------------------     OCTOBER 31,
                                                               2006          2005          2004
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 12.48       $11.51        $10.88
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.06)       (0.02)        (0.04)
----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         3.18         0.99          0.67
====================================================================================================
    Total from investment operations                             3.12         0.97          0.63
====================================================================================================
Less dividends from net investment income                       (0.02)          --            --
====================================================================================================
Net asset value, end of period                                $ 15.58       $12.48        $11.51
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 25.04%        8.43%         5.79%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   812       $  253        $   34
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.81%(c)     1.85%         2.15%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.87%(c)     1.90%         3.17%(d)
____________________________________________________________________________________________________
====================================================================================================
Ratio of net investment income (loss) to average net assets     (0.41)%(c)   (0.15)%       (0.64)%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(e)                                         28%          15%           35%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $480,271.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Endeavor Fund

                                                                       INSTITUTIONAL CLASS
                                                              -------------------------------------
                                                                                     APRIL 30, 2004
                                                                  YEAR ENDED          (DATE SALES
                                                                  OCTOBER 31,        COMMENCED) TO
                                                              -------------------     OCTOBER 31,
                                                               2006         2005          2004
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.61       $11.55        $10.88
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               0.05         0.06         (0.01)
---------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        3.20         1.00          0.68
===================================================================================================
    Total from investment operations                            3.25         1.06          0.67
===================================================================================================
Less dividends from net investment income                      (0.08)          --            --
___________________________________________________________________________________________________
===================================================================================================
Net asset value, end of period                                $15.78       $12.61        $11.55
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                25.91%        9.18%         6.16%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $4,567       $3,396        $1,779
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.05%(c)     1.18%         1.62%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.11%(c)     1.23%         2.64%(d)
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income (loss) to average net assets     0.35%(c)     0.52%        (0.11)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate(e)                                        28%          15%           35%
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $4,064,477.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM Trimark Endeavor Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Trimark Endeavor Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and Shareholders of AIM Trimark Endeavor Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Trimark Endeavor Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Trimark Endeavor Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2006, 99.17% is eligible for the dividends received deduction for corporations.

  For its tax year ended October 31, 2006 the Fund designates 99.17%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended October 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006, July 31, 2006 and October 31, 2006 are 32.57%, 30.64%, 30.99% and 35.29%, respectively.

AIM Trimark Endeavor Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1998           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          1987           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2001           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       2001           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         2001           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          1987           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Trimark Endeavor Fund



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   AIM Funds Management,
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      Inc.
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    5140 Yonge St.
                              Houston, TX 77046-1173   Suite 100                Suite 2900               Suite 900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   Toronto, Canada M2N 6X7

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

               [eDelivery
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       AIMinvestments.com/edelivery
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REGISTER FOR eDELIVERY

eDelivery is the process of receiving your fund and account            If used after January 20, 2007, this report must be
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your account to view your statements and tax forms.                    Mutual funds distributed by A I M Distributors, Inc.

WHY SIGN UP?                                                           A I M Management Group Inc. has provided leadership in the
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Register for eDelivery to:                                             Services, Inc. is the transfer agent for the products and
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o reduce the amount of paper you receive.                              of AMVESCAP PLC, one of the world's largest independent
                                                                       financial services companies with $450 billion in assets
o gain access to your documents faster by not waiting for              under management as of October 31, 2006.
  the mail.
                                                                       CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND
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                                [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------------------

Mutual     Retirement    Annuities    College   Separately   Offshore    Cash
Funds      Products                   Savings   Managed      Products    Management         [AIM INVESTMENTS LOGO APPEARS HERE]
                                      Plans     Accounts                                        -- Registered Trademark --
------------------------------------------------------------------------------------

INTERNATIONAL/                                                  AIM TRIMARK FUND
GLOBAL EQUITY
                                Annual Report to Shareholders o October 31, 2006
International/Global Blend




Table of Contents

Supplemental Information .........    2
Letters to Shareholders ..........    3
Performance Summary ..............    5
Management Discussion ............    5
Fund Expenses ....................    7
Long-term Fund Performance .......    8
Approval of Advisory Agreement ...   10
Schedule of Investments ..........  F-1
Financial Statements .............  F-3
Notes to Financial Statements ....  F-5
Financial Highlights ............. F-12
Auditor's Report ................. F-17         [COVER GLOBE IMAGE]
Tax Disclosures .................. F-18
Trustees and Officers ............ F-19




[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]    [GRAPHIC]      [GRAPHIC]

[DOMESTIC  [INTERNATIONAL/   [SECTOR
EQUITY]    GLOBAL EQUITY]    EQUITY]



[GRAPHIC]   [GRAPHIC]       [GRAPHIC]

[FIXED     [ALLOCATION      [DIVERSIFIED
INCOME]     SOLUTIONS]       PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
    --Registered Trademark--

AIM Trimark Fund



AIM TRIMARK FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.


ABOUT SHARE CLASSES                          o Because a large percentage of the          o Industry classifications used in this
                                             Fund's assets may be invested in a           report are generally according to the
o Class B shares are not available as an     limited number of securities, a change       Global Industry Classification Standard,
investment for retirement plans              in the value of these securities could       which was developed by and is the
maintained pursuant to Section 401 of        significantly affect the value of your       exclusive property and a service mark of
the Internal Revenue Code, including         investment in the Fund.                      Morgan Stanley Capital International
401(k) plans, money purchase pension                                                      Inc. and Standard & Poor's.
plans and profit sharing plans. Plans        ABOUT INDEXES USED IN THIS REPORT
that had existing accounts invested in                                                    The Fund provides a complete list of its
Class B shares prior to September 30,        o The unmanaged LIPPER GLOBAL MULTI-CAP      holdings four times in each fiscal year,
2003, will continue to be allowed to         CORE FUNDS INDEX represents an average       at the quarter-ends. For the second and
make additional purchases.                   of the performance of the 10 largest         fourth quarters, the lists appear in the
                                             global multi-capitalization core funds       Fund's semiannual and annual reports to
o Class R shares are available only to       tracked by Lipper Inc., an independent       shareholders. For the first and third
certain retirement plans. Please see the     mutual fund performance monitor.             quarters, the Fund files the lists with
prospectus for more information.                                                          the Securities and Exchange Commission
                                             o The unmanaged MSCI WORLD                   (SEC) on Form N-Q. The most recent list
PRINCIPAL RISKS OF INVESTING IN THE FUND     INDEX--Service Mark-- is a group of          of portfolio holdings is available at
                                             global securities tracked by Morgan          AIMinvestments.com. From our home page,
o Foreign securities have additional         Stanley Capital International.               click on Products & Performance, then
risks, including exchange rate changes,                                                   Mutual Funds, then Fund Overview. Select
political and economic upheaval, the         o The Fund is not managed to track the       your Fund from the drop-down menu and
relative lack of information about the       performance of any particular index,         click on Complete Quarterly Holdings.
companies, relatively low market             including the indexes defined here, and      Shareholders can also look up the Fund's
liquidity and the potential lack of          consequently, the performance of the         Forms N-Q on the SEC Web site at
strict financial and accounting controls     Fund may deviate significantly from the      sec.gov. Copies of the Fund's Forms N-Q
and standards.                               performance of the index.                    may be reviewed and copied at the SEC
                                                                                          Public Reference Room in Washington,
o Investing in emerging markets involves     o A direct investment cannot be made in      D.C. You can obtain information on the
greater risk than investing in more          an index. Unless otherwise indicated,        operation of the Public Reference Room,
established markets. Risks for emerging      index results include reinvested             including information about duplicating
markets include, for instance, risks         dividends, and they do not reflect sales     fee charges, by calling 202-942-8090 or
relating to the relatively smaller size      charges. Performance of an index of          800-732-0330, or by electronic request
and lesser liquidity of these markets,       funds reflects fund expenses;                at the following e-mail address:
high inflation rates, adverse political      performance of a market index does not.      publicinfo@sec.gov. The SEC file numbers
developments and lack of timely                                                           for the Fund are 811-05426 and
information.                                 OTHER INFORMATION                            033-19338.

o Prices of equity securities change in      o The returns shown in the management's      A description of the policies and
response to many factors including the       discussion of Fund performance are based     procedures that the Fund uses to
historical and prospective earnings of       on net asset values calculated for           determine how to vote proxies relating
the issuer, the value of its assets,         shareholder transactions. Generally          to portfolio securities is available
general economic conditions, interest        accepted accounting principles require       without charge, upon request, from our
rates, investor perceptions and market       adjustments to be made to the net assets     Client Services department at
liquidity.                                   of the Fund at period end for financial      800-959-4246 or on the AIM Web site,
                                             reporting purposes, and as such, the net     AIMinvestments.com. On the home page,
o The value of convertible securities in     asset values for shareholder                 scroll down and click on AIM Funds Proxy
which the Fund invests may be affected       transactions and the returns based on        Policy. The information is also
by market interest rates, the risk that      those net asset values may differ from       available on the SEC Web site, sec.gov.
the issuer may default on interest or        the net asset values and returns
principal payments and the value of the      reported in the Financial Highlights.        Information regarding how the Fund voted
underlying common stock into which these                                                  proxies related to its portfolio
securities may be converted.                                                              securities during the 12 months ended
                                                                                          June 30, 2006, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.


                                                                                          ==========================================

                                                                                          FUND NASDAQ SYMBOLS

======================================================================================    Class A Shares                       ATKAX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class B Shares                       ATKBX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND         Class C Shares                       ATKCX
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class R Shares                       ATKRX
======================================================================================    ==========================================


NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE

AIMinvestments.com

AIM Trimark Fund

                    Dear Shareholders of The AIM Family of Funds--Registered Trademark-- :

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

                       As we approach the end of 2006, it seems likely that many
     [TAYLOR        investors may see the value of their investments increase
      PHOTO]        this year. Global equity markets, collectively, recorded
                    double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                       While stock and bond markets generally enjoyed positive
                    year-to-date returns, their performance was affected by
                    short-term economic and geopolitical events. For example,
                    the U.S. stock market was weak in the second quarter of 2006
  Philip Taylor     when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                       Short-term market fluctuations are a fact of life for all
                    investors. At AIM Investments--Registered Trademark-- , we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                       AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /S/ PHILIP TAYLOR

                    Philip Taylor
                    President - AIM Funds
                    CEO, AIM Investments

                    December 14, 2006

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM Trimark Fund

                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be
    [CROCKETT       positive about AIM's management and strategic direction.
      PHOTO]        Most importantly, AIM's investment management discipline has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management
 Bruce L. Crockett  organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    December 14, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Trimark Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

======================================================================================       Also central to the Trimark
                                                                                          discipline is our adherence to an
PERFORMANCE SUMMARY                                                                       investment horizon of three to five
                                                                                          years. We use this long-term approach
For the fiscal year ended October 31, 2006, all share classes of AIM Trimark              because we believe good business
Fund, at net asset value, posted double-digit gains--outperforming the Fund's             strategies usually take that amount of
broad market, style-specific and  peer group indexes.                                     time to implement and to produce strong
                                                                                          earnings growth. We also use a
   Your Fund's outperformance versus its broad market and style-specific index            concentrated portfolio approach,
was driven by above-market returns from investments in the consumer                       constructing a portfolio of about 35 to
discretionary, information technology and industrials sectors. While all                  50 stocks. We believe this allows each
sectors contributed positively to the Fund's overall return, holdings in the              investment opportunity to materially
financial sector detracted from the Fund's relative performance versus the                impact the Fund's performance. While the
MSCI World Index during the fiscal year.                                                  portfolio is concentrated, it is also
                                                                                          diversified by business idea/investment
   Your Fund's long-term performance appears on pages 8 and 9.                            thesis.

FUND VS. INDEXES                                                                             While efforts are made to manage risk
                                                                                          through diversifying by investment ideas,
Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If                  our primary method of attempting to manage
sales charges were included, returns would be lower.                                      risk is to purchase businesses that are
                                                                                          trading below their estimated intrinsic
Class A Shares                                                             27.40%         value.
Class B Shares                                                             26.42
Class C Shares                                                             26.42             Holdings are considered for sale if a
Class R Shares                                                             27.12          more attractive investment opportunity
MSCI World Index (Broad Market Index / Style-Specific Index)               21.32          exists. Holdings are also considered for
Lipper Global Multi-Cap Core Funds Index (Peer Group Index)                19.86          sale if the original thesis for buying
                                                                                          the company changes due to a fundamental
SOURCE: LIPPER INC.                                                                       negative change in management strategy
                                                                                          or a fundamental negative change in the
                                                                                          competitive environment.

                                                                                          MARKET CONDITIONS AND YOUR FUND
======================================================================================
                                                                                          International stocks generally
HOW WE INVEST                                culated to be the true value of the          outperformed their U.S. counterparts
                                             company based on its future cash flows,      during the fiscal year, which aided your
We view ourselves as business people         management performance and business          Fund's absolute returns. However, most
buying businesses, and we consider the       fundamentals.                                major U.S. stock market indexes also
purchase of a stock as an ownership                                                       posted healthy gains as favorable
interest in a business. We strive to            In conducting a comprehensive             economic data and solid corporate
develop a proprietary view of a business     analysis of a company, we strive to          profits overshadowed housing market
through in-depth, fundamental research       identify U.S. or foreign stocks which        concerns and volatility and investor
that includes careful financial              have:                                        uncertainty regarding interest rates and
statement analysis and meetings with                                                      oil prices. Within the MSCI World Index,
company management teams. We then seek       o Sustainable competitive advantages.        the
to purchase businesses whose stock
prices are below what we have cal-           o Strong long-term growth prospects.                                      (continued)

                                             o High barriers to entry.

                                             o Honest and capable management teams.



==========================================   ==========================================   ==========================================

   PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Broadcasting & Cable TV           6.3%     1. WPP Group PLC (United Kingdom)    5.0%
                                             2. Packaged Foods & Meats            5.6      2. Cemex S.A. de C.V.-ADR (Mexico)   4.9
               [PIE CHART]                   3. Advertising                       5.0      3. Reed Elsevier PLC
                                             4. Construction Materials            4.9         (United Kingdom)                  4.8
Consumer Staples                   10.7%     5. Publishing                        4.8      4. Grupo Televisa S.A.-ADR
Information Technology              8.8%                                                      (Mexico)                          3.9
Health Care                         8.3%     Total Net Assets          $45.66 million      5. Accor S.A. (France)               3.8
Materials                           7.2%                                                   6. Smiths Group PLC
Money Market Funds Plus                      Total Number of Holdings*             39          (United Kingdom)                 3.6
Other Assets Less Liabilities       7.0%                                                   7. WellPoint Inc.                    3.4
Consumer Discretionary             31.1%                                                   8. ING Groep N.V. (Netherlands)      3.2
Industrials                        14.6%                                                   9. Kerry Group PLC-Class A
Financials                         12.3%                                                       (Ireland)                        3.1
                                                                                          10. Ryanair Holdings PLC-ADR
                                                                                              (Ireland)                         3.0






The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
==========================================   ==========================================   ==========================================

AIM Trimark Fund

materials sector led for the fiscal year     ties, such as crude oil, in the short        THE VIEWS AND OPINIONS EXPRESSED IN
due to higher prices for many industrial     term. As such, we have shied away from       MANAGEMENT'S DISCUSSION OF FUND
commodities, such as gold, steel and         investing in businesses whose fortunes       PERFORMANCE ARE THOSE OF A I M ADVISORS,
aluminum. Health care and information        depend on the prices of commodities.         INC. THESE VIEWS AND OPINIONS ARE
technology stocks generally trailed          Generally, as the price for a commodity      SUBJECT TO CHANGE AT ANY TIME BASED ON
during the year.                             rises, consumers will look for               FACTORS SUCH AS MARKET AND ECONOMIC
                                             substitutes or simply use less of it. At     CONDITIONS. THESE VIEWS AND OPINIONS MAY
   Our investment approach focuses on        the same time, higher prices generally       NOT BE RELIED UPON AS INVESTMENT ADVICE
individual businesses rather than market     lead to an increase in supply as             OR RECOMMENDATIONS, OR AS AN OFFER FOR A
sectors. Therefore, your Fund shares         producers of the commodity try to            PARTICULAR SECURITY. THE INFORMATION IS
little in common with sector and/or          capitalize on the higher prices. The         NOT A COMPLETE ANALYSIS OF EVERY ASPECT
regional weightings of the Fund's            combination of falling demand and            OF ANY MARKET, COUNTRY, INDUSTRY,
indexes. However, if we were to broadly      increasing supply often leads to lower       SECURITY OR THE FUND. STATEMENTS OF FACT
categorize businesses with which we had      prices for the commodity. We believe         ARE FROM SOURCES CONSIDERED RELIABLE,
the most success during the fiscal year,     this pattern may recur in the current        BUT A I M ADVISORS, INC. MAKES NO
companies in the consumer discretionary,     market cycle.                                REPRESENTATION OR WARRANTY AS TO THEIR
information technology and industrials                                                    COMPLETENESS OR ACCURACY. ALTHOUGH
sectors were the largest contributors to        The Fund's underweight position in        HISTORICAL PERFORMANCE IS NO GUARANTEE
overall Fund performance. In terms of        financials stocks also hurt performance      OF FUTURE RESULTS, THESE INSIGHTS MAY
regions, our investments in European         relative to the MSCI World Index, as         HELP YOU UNDERSTAND OUR INVESTMENT
companies benefited Fund performance the     this sector performed very well during       MANAGEMENT PHILOSOPHY.
most. Although every sector in which we      the fiscal year.
invested had a positive absolute return,                                                     See important Fund and index
our holdings in financials stocks               Before the close of the fiscal year,      disclosures on the inside front cover.
generally hindered performance versus        we sold our holdings in
the MSCI World Index. Our cash position      SHERWIN-WILLIAMS, AMERICAN EXPRESS,                              Tye Bousada
also detracted from relative performance     NINTENDO, ERICSSON, VULCAN MATERIALS,                            Chartered Financial
during the fiscal year.                      HARRAH'S ENTERTAINMENT and COSTCO. All           [BOUSADA        Analyst, portfolio
                                             of these companies, with the exception            PHOTO]         manager, is lead
   Among the top contributors to Fund        of Sherwin-Williams, had become more                             manager of AIM
performance were food services company       expensive, and we replaced them with                             Trimark Fund. Prior
COMPASS GROUP, camera equipment and          more attractive investment ideas.                                to joining AIM
supply company CANON and surface and                                                                          Trimark
materials science company ENGELHARD. The        We also initiated some new positions      Investments in 1999, Mr. Bousada worked
acquisition of Engelhard by German           including HBOS, a leading U.K. mortgage      as an investment analyst and portfolio
chemical maker BASF (not a Fund holding)     and savings provider, BAYERISHE MOTOREN      manager at another investment firm. He
was completed in June. Engelhard's           WERKE (BMW), manufacturer of premium         earned an Honors B.A. in business
catalyst technology increases the output     automobiles and motorcycles, ALK-ABELLO,     administration from The University of
of refineries by making them more energy     a world leader in the production of          Western Ontario.
efficient. Its catalysts also allow for      allergy vaccines, AMERICAN POWER
new forms of higher-mileage diesel fuel      CONVERSION, a leading provider of global
to be produced at lower costs. With the      end-to-end backup power products, and                            Dana Love
high cost of energy, the catalysts           CISCO SYSTEMS, a worldwide leader in               [LOVE         Chartered Financial
produced by Engelhard have the potential     networking solutions for the Internet.             PHOTO]        Analyst, portfolio
to benefit auto and chemical companies.      All of these companies were purchased at                         manager, is co-manager
We sold our holdings in Engelhard before     a discount to our estimate of their                              of AIM Trimark Fund.
the close of the fiscal year.                long-term intrinsic value.                                       He began his
                                                                                                              investment career in
   Currency fluctuations also enhanced          In general, our buy and sell              1993 and joined AIM Trimark Investments in
your Fund's total return as the value of     decisions were driven by our discipline      1999. From 1995 to 1997,  Mr. Love worked
the U.S. dollar depreciated versus           of constantly upgrading the growth           as an investment specialist at another
foreign currencies, including the euro,      prospects of the overall portfolio and       investment firm. He earned a M.Sc.
British pound and Japanese yen. The          replacing less attractive business ideas     in finance from the London Business School
decline in the value of the dollar           with stocks that we believe are more         in 1998 and a B.A. in sociology from the
helped your Fund's performance because       attractive.                                  University of Waterloo in 1992.
stocks purchased in foreign currencies
were worth more when translated into         IN CLOSING
U.S. dollars.
                                             In a market that continues to focus on
   Although the energy sector performed      short-term results, we believe that
strongly during most of the fiscal year,     shareholders are wise to maintain a
we continued to avoid oil, gas and base      long-term investment perspective. We
metal company stocks. Our avoidance of       thank you for your investment in AIM
this sector detracted slightly from your     Trimark Fund and for sharing our
Fund's return relative to the MSCI World     long-term investment perspective.
Index. We believe that it is extremely                                                    For a presentation of your Fund's
difficult to accurately forecast the                                                      long-term performance, please see pages
price of commodi-                                                                         8 and 9.

AIM Trimark Fund

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      mate the expenses that you paid over the        The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600            actual ending account balance or
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      expenses you paid for the period. You
costs, which may include sales charges       then multiply the result by the number       may use this information to compare the
(loads) on purchase payments or              in the table under the heading entitled      ongoing costs of investing in the Fund
contingent deferred sales charges on         "Actual Expenses Paid During Period" to      and other funds. To do so, compare this
redemptions, and redemption fees, if         estimate the expenses you paid on your       5% hypothetical example with the 5%
any; and (2) ongoing costs, including        account during this period.                  hypothetical examples that appear in the
management fees; distribution and/or                                                      shareholder reports of the other funds.
service (12b-1) fees; and other Fund         HYPOTHETICAL EXAMPLE FOR
expenses. This example is intended to        COMPARISON PURPOSES                             Please note that the expenses shown
help you understand your ongoing costs                                                    in the table are meant to highlight your
(in dollars) of investing in the Fund        The table below also provides                ongoing costs only and do not reflect
and to compare these costs with ongoing      information about hypothetical account       any transaction costs, such as sales
costs of investing in other mutual           values and hypothetical expenses based       charges (loads) on purchase payments,
funds. The example is based on an            on the Fund's actual expense ratio and       contingent deferred sales charges on
investment of $1,000 invested at the         an assumed rate of return of 5% per year     redemptions, and redemption fees, if
beginning of the period and held for the     before expenses, which is not the Fund's     any. Therefore, the hypothetical
entire period May 1, 2006, through           actual return. The Fund's actual             information is useful in comparing
October 31, 2006.                            cumulative total returns at net asset        ongoing costs only, and will not help
                                             value after expenses for the six months      you determine the relative total costs
ACTUAL EXPENSES                              ended October 31, 2006, appear in the        of owning different funds. In addition,
                                             table "Cumulative Total Returns" on page     if these transaction costs were
The table below provides information         9.                                           included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table, together with the amount you
invested, to esti-

====================================================================================================================================

                                                                                    HYPOTHETICAL
                                                  ACTUAL                  (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING           ENDING             EXPENSES         ENDING            EXPENSES         ANNUALIZED
     SHARE         ACCOUNT VALUE      ACCOUNT VALUE        PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
     CLASS            (5/1/06)        (10/31/06)(1)         PERIOD(2)       (10/31/06)         PERIOD(2)          RATIO
       A             $1,000.00          $1,070.70            $10.33         $1,015.22           $10.06             1.98%
       B              1,000.00           1,066.70             14.22          1,011.44            13.84             2.73
       C              1,000.00           1,066.70             14.22          1,011.44            13.84             2.73
       R              1,000.00           1,070.30             11.64          1,013.96            11.32             2.23




(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Trimark Fund

YOUR FUND'S LONG-TERM PERFORMANCE


RESULTS OF A $10,000 INVESTMENT

Index data from 10/31/03, Fund data from 11/4/03


====================================================================================================================================

                                                          [MOUNTAIN CHART]


  DATE         AIM TRIMARK FUND        AIM TRIMARK FUND         AIM TRIMARK FUND       MSCI WORLD        LIPPER GLOBAL MULTI-CAP
               -CLASS A SHARES         -CLASS B SHARES          -CLASS C SHARES          INDEX              CORE FUNDS INDEX
10/31/03                                                                                $10000                   $10000
   11/03          $ 9545                   $10090                   $10090               10151                    10199
   12/03            9809                    10369                    10369               10787                    10724
    1/04            9950                    10509                    10509               10960                    10937
    2/04           10054                    10620                    10620               11144                    11134
    3/04            9997                    10560                    10560               11070                    11108
    4/04            9931                    10480                    10480               10843                    10884
    5/04            9940                    10480                    10480               10934                    10951
    6/04           10158                    10710                    10710               11167                    11155
    7/04            9629                    10140                    10140               10802                    10789
    8/04            9544                    10039                    10039               10849                    10833
    9/04            9723                    10229                    10229               11055                    11054
   10/04            9808                    10309                    10309               11325                    11364
   11/04           10365                    10889                    10889               11920                    11928
   12/04           10809                    11349                    11349               12375                    12404
    1/05           10648                    11179                    11179               12097                    12247
    2/05           10808                    11339                    11339               12480                    12631
    3/05           10591                    11108                    11108               12239                    12400
    4/05           10374                    10868                    10868               11971                    12178
    5/05           10592                    11088                    11088               12184                    12385
    6/05           10677                    11178                    11178               12289                    12533
    7/05           11064                    11578                    11578               12718                    12992
    8/05           11017                    11518                    11518               12814                    13054
    9/05           11045                    11537                    11537               13147                    13413
   10/05           10809                    11287                    11287               12828                    13134
   11/05           11168                    11647                    11657               13255                    13486
   12/05           11540                    12041                    12040               13549                    13809
    1/06           12028                    12527                    12526               14154                    14334
    2/06           11960                    12456                    12465               14133                    14396
    3/06           12410                    12922                    12921               14444                    14688
    4/06           12861                    13378                    13377               14882                    15056
    5/06           12372                    12861                    12861               14374                    14672
    6/06           12459                    12942                    12942               14370                    14643
    7/06           12287                    12750                    12759               14459                    14724
    8/06           12736                    13216                    13225               14835                    15058
    9/06           13148                    13642                    13640               15012                    15280
   10/06           13776                    13973                    14273               15563                    15743

====================================================================================================================================

                                                                                                                 SOURCE: LIPPER INC.


Past performance cannot guarantee            reporting period and paid the applicable     shareholder would pay on Fund
comparable future results.                   contingent deferred sales charges. Index     distributions or sale of Fund shares.
                                             results include reinvested dividends,        Performance of the indexes does not
   The data shown in the chart include       but they do not reflect sales charges.       reflect the effects of taxes.
reinvested distributions, applicable         Performance of an index of funds
sales charges, Fund expenses and             reflects fund expenses and management
management fees. Results for Class B         fees; performance of a market index does
shares are calculated as if a                not. Performance shown in the chart and
hypothetical shareholder had liquidated      table(s) does not reflect deduction of
his entire investment in the Fund at the     taxes a
close of the

AIM Trimark Fund

==========================================   ==========================================   ==========================================

   AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS              CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar      6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares              7.07%
Inception (11/4/03)             11.30%       CLASS A SHARES
 1 Year                         20.35        Inception (11/4/03)             9.89%        Class B Shares              6.67
                                              1 Year                        12.50
CLASS B SHARES                                                                            Class C Shares              6.67
Inception (11/4/03)             11.83%       CLASS B SHARES
 1 Year                         21.42        Inception (11/4/03)            10.44%        Class R Shares              7.03
                                              1 Year                        13.24
CLASS C SHARES                                                                            ==========================================
Inception (11/4/03)             12.63%       CLASS C SHARES
 1 Year                         25.42        Inception (11/4/03)            11.28%
                                              1 Year                        17.24
CLASS R SHARES
Inception                       13.21%       CLASS R SHARES
 1 Year                         27.12        Inception                      11.84%
                                              1 Year                        18.83

==========================================   ==========================================

CLASS R SHARES' INCEPTION DATE IS APRIL      REINVESTED DISTRIBUTIONS, CHANGES IN NET     SHOWN ARE AT NET ASSET VALUE AND DO NOT
30, 2004. RETURNS SINCE THAT DATE ARE        ASSET VALUE AND THE EFFECT OF THE            REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
HISTORICAL RETURNS. ALL OTHER RETURNS        MAXIMUM SALES CHARGE UNLESS OTHERWISE        ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ARE BLENDED RETURNS OF HISTORICAL CLASS      STATED. INVESTMENT RETURN AND PRINCIPAL      ASSETS WITHIN THE FIRST YEAR.
R SHARE PERFORMANCE AND RESTATED CLASS A     VALUE WILL FLUCTUATE SO THAT YOU MAY
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      HAVE A GAIN OR LOSS WHEN YOU SELL               THE PERFORMANCE OF THE FUND'S SHARE
THE INCEPTION DATE OF CLASS R SHARES) AT     SHARES.                                      CLASSES WILL DIFFER PRIMARILY DUE TO
NET ASSET VALUE, ADJUSTED TO REFLECT THE                                                  DIFFERENT SALES CHARGE STRUCTURES AND
HIGHER RULE 12B-1 FEES APPLICABLE TO            CLASS A SHARE PERFORMANCE REFLECTS        CLASS EXPENSES.
CLASS R SHARES. CLASS A SHARES'              THE MAXIMUM 5.50% SALES CHARGE, AND
INCEPTION DATE IS NOVEMBER 4, 2003.          CLASS B AND CLASS C SHARE PERFORMANCE           A REDEMPTION FEE OF 2% WILL BE
                                             REFLECTS THE APPLICABLE CONTINGENT           IMPOSED ON CERTAIN REDEMPTIONS OR
   THE PERFORMANCE DATA QUOTED REPRESENT     DEFERRED SALES CHARGE (CDSC) FOR THE         EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
PAST PERFORMANCE AND CANNOT GUARANTEE        PERIOD INVOLVED. THE CDSC ON CLASS B         OF PURCHASE. EXCEPTIONS TO THE
COMPARABLE FUTURE RESULTS; CURRENT           SHARES DECLINES FROM 5% BEGINNING AT THE     REDEMPTION FEE ARE LISTED IN THE FUND'S
PERFORMANCE MAY BE LOWER OR HIGHER.          TIME OF PURCHASE TO 0% AT THE BEGINNING      PROSPECTUS.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      OF THE SEVENTH YEAR. THE CDSC ON CLASS C
MOST RECENT MONTH-END PERFORMANCE.           SHARES IS 1% FOR THE FIRST YEAR AFTER           HAD THE ADVISOR NOT WAIVED FEES
PERFORMANCE FIGURES REFLECT                  PURCHASE. CLASS R SHARES DO NOT HAVE A       AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             FRONT-END SALES CHARGE; RETURNS              PERFORMANCE WOULD HAVE BEEN LOWER.

AIM Trimark Fund


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      funds. Based on this review and after        Based on this review, the Board
Funds (the "Board") oversees the             taking account of all of the other           concluded that the advisory fee rate for
management of AIM Trimark Fund (the          factors that the Board considered in         the Fund under the Advisory Agreement
"Fund") and, as required by law,             determining whether to continue the          was fair and reasonable.
determines annually whether to approve       Advisory Agreement for the Fund, the
the continuance of the Fund's advisory       Board concluded that no changes should       o Fees relative to those of comparable
agreement with A I M Advisors, Inc.          be made to the Fund and that it was not      funds with other advisors. The Board
("AIM"). Based upon the recommendation       necessary to change the Fund's portfolio     reviewed the advisory fee rate for the
of the Investments Committee of the          management team at this time. However,       Fund under the Advisory Agreement. The
Board, at a meeting held on June 27,         due to the Fund's under-performance, the     Board compared effective contractual
2006, the Board, including all of the        Board also concluded that it would be        advisory fee rates at a common asset
independent trustees, approved the           appropriate for the Board to continue to     level at the end of the past calendar
continuance of the advisory agreement        closely monitor and review the               year and noted that the Fund's rate was
(the "Advisory Agreement") between the       performance of the Fund. Although the        below the median rate of the funds
Fund and AIM for another year, effective     independent written evaluation of the        advised by other advisors with
July 1, 2006.                                Fund's Senior Officer (discussed below)      investment strategies comparable to
                                             only considered Fund performance through     those of the Fund that the Board
   The Board considered the factors          the most recent calendar year, the Board     reviewed. The Board noted that AIM has
discussed below in evaluating the            also reviewed more recent Fund               agreed to waive advisory fees of the
fairness and reasonableness of the           performance, which did not change their      Fund and to limit the Fund's total
Advisory Agreement at the meeting on         conclusions.                                 operating expenses, as discussed below.
June 27, 2006 and as part of the Board's                                                  Based on this review, the Board
ongoing oversight of the Fund. In their      o The performance of the Fund relative       concluded that the advisory fee rate for
deliberations, the Board and the             to indices. The Board reviewed the           the Fund under the Advisory Agreement
independent trustees did not identify        performance of the Fund during the past      was fair and reasonable.
any particular factor that was               one and two calendar years against the
controlling, and each trustee attributed     performance of the Lipper Global             o Expense limitations and fee waivers.
different weights to the various             Multi-Cap Growth Index. The Board noted      The Board noted that AIM has
factors.                                     that the Fund's performance in such          contractually agreed to waive advisory
                                             periods was below the performance of         fees of the Fund through June 30, 2007
   One responsibility of the independent     such Index. Based on this review and         to the extent necessary so that the
Senior Officer of the Fund is to manage      after taking account of all of the other     advisory fees payable by the Fund do not
the process by which the Fund's proposed     factors that the Board considered in         exceed a specified maximum advisory fee
management fees are negotiated to ensure     determining whether to continue the          rate, which maximum rate includes
that they are negotiated in a manner         Advisory Agreement for the Fund, the         breakpoints and is based on net asset
which is at arms' length and reasonable.     Board concluded that no changes should       levels. The Board considered the
To that end, the Senior Officer must         be made to the Fund and that it was not      contractual nature of this fee waiver
either supervise a competitive bidding       necessary to change the Fund's portfolio     and noted that it remains in effect
process or prepare an independent            management team at this time. However,       until June 30, 2007. The Board also
written evaluation. The Senior Officer       due to the Fund's under-performance, the     noted that AIM has contractually agreed
has recommended an independent written       Board also concluded that it would be        to waive fees and/or limit expenses of
evaluation in lieu of a competitive          appropriate for the Board to continue to     the Fund through June 30, 2007 so that
bidding process and, upon the direction      closely monitor and review the               total annual operating expenses are
of the Board, has prepared such an           performance of the Fund. Although the        limited to a specified percentage of
independent written evaluation. Such         independent written evaluation of the        average daily net assets for each class
written evaluation also considered           Fund's Senior Officer (discussed below)      of the Fund. The Board considered the
certain of the factors discussed below.      only considered Fund performance through     contractual nature of this fee
In addition, as discussed below, the         the most recent calendar year, the Board     waiver/expense limitation and noted that
Senior Officer made a recommendation to      also reviewed more recent Fund               it remains in effect until June 30,
the Board in connection with such            performance, which did not change their      2007. The Board considered the effect
written evaluation.                          conclusions.                                 these fee waivers/expense limitations
                                                                                          would have on the Fund's estimated
   The discussion below serves as a          o Meeting with the Fund's portfolio          expenses for the Fund.
summary of the Senior Officer's              managers and investment personnel. With
independent written evaluation and           respect to the Fund, the Board is            o Breakpoints and economies of scale.
recommendation to the Board in               meeting periodically with such Fund's        The Board reviewed the structure of the
connection therewith, as well as a           portfolio managers and/or other              Fund's advisory fee under the Advisory
discussion of the material factors and       investment personnel and believes that       Agreement, noting that it includes one
the conclusions with respect thereto         such individuals are competent and able      breakpoint. The Board reviewed the level
that formed the basis for the Board's        to continue to carry out their               of the Fund's advisory fees, and noted
approval of the Advisory Agreement.          responsibilities under the Advisory          that such fees, as a percentage of the
After consideration of all of the            Agreement.                                   Fund's net assets, would decrease as net
factors below and based on its informed                                                   assets increase because the Advisory
business judgment, the Board determined      o Overall performance of AIM. The Board      Agreement includes a breakpoint. The
that the Advisory Agreement is in the        considered the overall performance of        Board noted that, due to the Fund's
best interests of the Fund and its           AIM in providing investment advisory and     asset levels at the end of the past
shareholders and that the compensation       portfolio administrative services to the     calendar year and the way in which the
to AIM under the Advisory Agreement is       Fund and concluded that such performance     advisory fee breakpoint has been
fair and reasonable and would have been      was satisfactory.                            structured, the Fund has yet to benefit
obtained through arm's length                                                             from the breakpoint. The Board noted
negotiations.                                o Fees relative to those clients of AIM      that AIM has contractually agreed to
                                             with comparable investment strategies.       waive advisory fees of the Fund through
   Unless otherwise stated, information      The Board reviewed the effective             June 30, 2007 to the extent necessary so
presented below is as of June 27, 2006       advisory fee rate (before waivers) for       that the advisory fees payable by the
and does not reflect any changes that        the Fund under the Advisory Agreement.       Fund do not exceed a specified maximum
may have occurred since June 27, 2006,       The Board noted that this rate was (i)       advisory fee rate, which maximum rate
including but not limited to changes to      below the effective advisory fee rate        includes breakpoints and is based on net
the Fund's performance, advisory fees,       (before waivers) for one mutual fund         asset levels. The Board concluded that
expense limitations and/or fee waivers.      advised by AIM with investment               the Fund's fee levels under the Advisory
                                             strategies comparable to those of the        Agreement therefore would reflect
o The nature and extent of the advisory      Fund; (ii) comparable to the effective       economies of scale at higher asset
services to be provided by AIM. The          advisory fee rate (before waivers) for       levels and that it was not necessary to
Board reviewed the services to be            one variable insurance fund advised by       change the advisory fee breakpoints in
provided by AIM under the Advisory           AIM and offered to insurance company         the Fund's advisory fee schedule.
Agreement. Based on such review, the         separate accounts with investment
Board concluded that the range of            strategies comparable to those of the        o Investments in affiliated money market
services to be provided by AIM under the     Fund; (iii) above the effective              funds. The Board also took into account
Advisory Agreement was appropriate and       sub-advisory fee rates for two offshore      the fact that uninvested cash and cash
that AIM currently is providing services     funds advised and sub-advised by AIM         collateral from securities lending
in accordance with the terms of the          affiliates with investment strategies        arrangements, if any, (collectively,
Advisory Agreement.                          comparable to those of the Fund,             "cash balances") of the Fund may be
                                             although the total advisory fees for one     invested in money market funds advised
o The quality of services to be provided     such offshore fund were the same as          by AIM pursuant to the terms of an SEC
by AIM. The Board reviewed the               those for the Fund; (iv) above the           exemptive order. The Board found that
credentials and experience of the            effective sub-advisory fee rates for two     the Fund may realize certain benefits
officers and employees of AIM who will       Canadian mutual funds advised by an AIM      upon investing cash balances in AIM
provide investment advisory services to      affiliate and sub-advised by AIM with        advised money market funds, including a
the Fund. In reviewing the                   investment strategies comparable to          higher net return, increased liquidity,
qualifications of AIM to provide             those of the Fund, although the total        increased diversification or decreased
investment advisory services, the Board      advisory fees for one such Canadian          transaction costs. The Board also found
considered such issues as AIM's              mutual fund were above those for the         that the Fund will not receive reduced
portfolio and product review process,        Fund; (v) above the effective                services if it invests its cash balances
various back office support functions        sub-advisory fee rates for three             in such money market funds. The Board
provided by AIM and AIM's equity and         collective trust funds sub-advised by an     noted that, to the extent the Fund
fixed income trading operations. Based       AIM affiliate with investment strategies     invests uninvested cash in affiliated
on the review of these and other             comparable to those of the Fund,             money market funds, AIM has voluntarily
factors, the Board concluded that the        although the total advisory fees for         agreed to waive a portion of the
quality of services to be provided by        such collective trust funds were             advisory fees it receives from the Fund
AIM was appropriate and that AIM             comparable to those for the Fund; and        attributable to such investment. The
currently is providing satisfactory          (vi) above the effective sub-advisory        Board further determined that the
services in accordance with the terms of     fee rates for three mutual funds             proposed securities lending program and
the Advisory Agreement.                      sub-advised by an AIM affiliate with         related procedures with respect to the
                                             investment strategies comparable to          lending Fund is in the best interests of
o The performance of the Fund relative       those of the Fund. The Board noted that      the lending Fund and its respective
to comparable funds. The Board reviewed      AIM has agreed to waive advisory fees of     shareholders. The Board therefore
the performance of the Fund during the       the Fund and to limit the Fund's total       concluded that the investment of cash
past one and two calendar years against      operating expenses, as discussed below.      collateral received in connection
the performance of funds advised by
other advisors with investment                                                                                         (continued)
strategies comparable to those of the
Fund. The Board noted that the Fund's
performance in such periods was below
the median performance of such
comparable

AIM Trimark Fund

with the securities lending program in       the steps that AIM and its affiliates        the Fund's Senior Officer (discussed
the money market funds according to the      have taken over the last several years,      below) only considered Fund performance
procedures is in the best interests of       and continue to take, in order to            through the most recent calendar year,
the lending Fund and its respective          improve the quality and efficiency of        the Board also reviewed more recent Fund
shareholders.                                the services they provide to the Funds       performance, which did not change their
                                             in the areas of investment performance,      conclusions.
o Independent written evaluation and         product line diversification,
recommendations of the Fund's Senior         distribution, fund operations,               o The performance of the Fund relative
Officer. The Board noted that, upon          shareholder services and compliance. The     to indices. The Board reviewed the
their direction, the Senior Officer of       Board concluded that these steps taken       performance of the Fund during the past
the Fund, who is independent of AIM and      by AIM have improved, and are likely to      one and two calendar years against the
AIM's affiliates, had prepared an            continue to improve, the quality and         performance of the Lipper Global
independent written evaluation in order      efficiency of the services AIM and its       Multi-Cap Growth Index. The Board noted
to assist the Board in determining the       affiliates provide to the Fund in each       that the Fund's performance in such
reasonableness of the proposed               of these areas, and support the Board's      periods was below the performance of
management fees of the AIM Funds,            approval of the continuance of the           such Index. Based on this review and
including the Fund. The Board noted that     Advisory Agreement for the Fund.             after taking account of all of the other
the Senior Officer's written evaluation                                                   factors that the Board considered in
had been relied upon by the Board in         APPROVAL OF SUB-ADVISORY AGREEMENT           determining whether to continue the
this regard in lieu of a competitive                                                      Advisory Agreement for the Fund, the
bidding process. In determining whether      The Board oversees the management of the     Board concluded that no changes should
to continue the Advisory Agreement for       Fund and, as required by law, determines     be made to the Fund and that it was not
the Fund, the Board considered the           annually whether to approve the              necessary to change the Fund's portfolio
Senior Officer's written evaluation and      continuance of the Fund's sub-advisory       management team at this time. However,
the recommendation made by the Senior        agreement. Based upon the recommendation     due to the Fund's under-performance, the
Officer to the Board that the Board          of the Investments Committee of the          Board also concluded that it would be
consider whether the advisory fee            Board, at a meeting held on June 27,         appropriate for the Board to continue to
waivers for certain equity AIM Funds,        2006, the Board, including all of the        closely monitor and review the
including the Fund, should be                independent trustees, approved the           performance of the Fund. Although the
simplified. The Board concluded that it      continuance of the sub-advisory              independent written evaluation of the
would be advisable to consider this          agreement (the "Sub-Advisory Agreement")     Fund's Senior Officer (discussed below)
issue and reach a decision prior to the      between AIM Funds Management Inc. (the       only considered Fund performance through
expiration date of such advisory fee         "Sub-Advisor") and AIM with respect to       the most recent calendar year, the Board
waivers.                                     the Fund for another year, effective         also reviewed more recent Fund
                                             July 1, 2006.                                performance, which did not change their
o Profitability of AIM and its                                                            conclusions.
affiliates. The Board reviewed                  The Board considered the factors
information concerning the profitability     discussed below in evaluating the            o Meetings with the Fund's portfolio
of AIM's (and its affiliates')               fairness and reasonableness of the           managers and investment personnel. The
investment advisory and other activities     Sub-Advisory Agreement at the meeting on     Board is meeting periodically with the
and its financial condition. The Board       June 27, 2006 and as part of the Board's     Fund's portfolio managers and/or other
considered the overall profitability of      ongoing oversight of the Fund. In their      investment personnel and believes that
AIM, as well as the profitability of AIM     deliberations, the Board and the             such individuals are competent and able
in connection with managing the Fund.        independent trustees did not identify        to continue to carry out their
The Board noted that AIM's operations        any particular factor that was               responsibilities under the Sub-Advisory
remain profitable, although increased        controlling, and each trustee attributed     Agreement.
expenses in recent years have reduced        different weights to the various
AIM's profitability. Based on the review     factors.                                     o Overall performance of the
of the profitability of AIM's and its                                                     Sub-Advisor. The Board considered the
affiliates' investment advisory and             The discussion below serves as a          overall performance of the Sub-Advisor
other activities and its financial           discussion of the material factors and       in providing investment advisory
condition, the Board concluded that the      the conclusions with respect thereto         services to the Fund and concluded that
compensation to be paid by the Fund to       that formed the basis for the Board's        such performance was satisfactory.
AIM under its Advisory Agreement was not     approval of the Sub-Advisory Agreement.
excessive.                                   After consideration of all of the            o Fees relative to those clients of the
                                             factors below and based on its informed      Sub-Advisor with comparable investment
o Benefits of soft dollars to AIM. The       business judgment, the Board determined      strategies. The Board reviewed the
Board considered the benefits realized       that the Sub-Advisory Agreement is in        sub-advisory fee rate for the Fund under
by AIM as a result of brokerage              the best interests of the Fund and its       the Sub-Advisory Agreement and the
transactions executed through "soft          shareholders and that the compensation       sub-advisory fees paid thereunder. The
dollar" arrangements. Under these            to the Sub-Advisor under the Sub-            Board noted that this rate was (i) the
arrangements, brokerage commissions paid     Advisory Agreement is fair and               same as the sub-advisory fee rate for
by the Fund and/or other funds advised       reasonable.                                  one offshore fund sub-advised by the
by AIM are used to pay for research and                                                   Sub-Advisor with investment strategies
execution services. This research may be        Unless otherwise stated, information      comparable to those of the Fund; (ii)
used by AIM in making investment             presented below is as of June 27, 2006       comparable to the sub-advisory fee rates
decisions for the Fund. The Board            and does not reflect any changes that        for three collective trust funds
concluded that such arrangements were        may have occurred since June 27, 2006,       sub-advised by the Sub-Advisor with
appropriate.                                 including but not limited to changes to      investment strategies comparable to
                                             the Fund's performance.                      those of the Fund; and (iii) below the
o AIM's financial soundness in light of                                                   sub-advisory fee rates for three mutual
the Fund's needs. The Board considered       o The nature and extent of the advisory      funds sub-advised by the Sub-Advisor
whether AIM is financially sound and has     services to be provided by the               with investment strategies comparable to
the resources necessary to perform its       Sub-Advisor. The Board reviewed the          those of the Fund. The Board noted that
obligations under the Advisory               services to be provided by the               AIM has agreed to waive advisory fees of
Agreement, and concluded that AIM has        Sub-Advisor under the Sub-Advisory           the Fund and to limit the Fund's total
the financial resources necessary to         Agreement. Based on such review, the         operating expenses. The Board also
fulfill its obligations under the            Board concluded that the range of            considered the services to be provided
Advisory Agreement. Although the             services to be provided by the               by the Sub-Advisor pursuant to the
independent written evaluation of the        Sub-Advisor under the Sub-Advisory           Sub-Advisory Agreement and the services
Fund's Senior Officer (discussed below)      Agreement was appropriate and that the       to be provided by AIM pursuant to the
only considered Fund performance through     Sub-Advisor currently is providing           Advisory Agreement, as well as the
the most recent calendar year, the Board     services in accordance with the terms of     allocation of fees between AIM and the
also reviewed more recent Fund               the Sub-Advisory Agreement.                  Sub-Advisor pursuant to the Sub-Advisory
performance, which did not change their                                                   Agreement. The Board noted that the
conclusions.                                 o The quality of services to be provided     sub-advisory fees have no direct effect
                                             by the Sub-Advisor. The Board reviewed       on the Fund or its shareholders, as they
o Historical relationship between the        the credentials and experience of the        are paid by AIM to the Sub-Advisor, and
Fund and AIM. In determining whether to      officers and employees of the                that AIM and the Sub-Advisor are
continue the Advisory Agreement for the      Sub-Advisor who will provide investment      affiliates. Based on this review, the
Fund, the Board also considered the          advisory services to the Fund. Based on      Board concluded that the sub-advisory
prior relationship between AIM and the       the review of these and other factors,       fee rate under the Sub-Advisory
Fund, as well as the Board's knowledge       the Board concluded that the quality of      Agreement was fair and reasonable.
of AIM's operations, and concluded that      services to be provided by the
it was beneficial to maintain the            Sub-Advisor was appropriate, and that        o Profitability of AIM and its
current relationship, in part, because       the Sub-Advisor currently is providing       affiliates. The Board reviewed
of such knowledge. The Board also            satisfactory services in accordance with     information concerning the profitability
reviewed the general nature of the           the terms of the Sub-Advisory Agreement.     of AIM's (and its affiliates')
non-investment advisory services                                                          investment advisory and other activities
currently performed by AIM and its           o The performance of the Fund relative       and its financial condition. The Board
affiliates, such as administrative,          to comparable funds. The Board reviewed      considered the overall profitability of
transfer agency and distribution             the performance of the Fund during the       AIM, as well as the profitability of AIM
services, and the fees received by AIM       past one and two calendar years against      in connection with managing the Fund.
and its affiliates for performing such       the performance of funds advised by          The Board noted that AIM's operations
services. In addition to reviewing such      other advisors with investment               remain profitable, although increased
services, the trustees also considered       strategies comparable to those of the        expenses in recent years have reduced
the organizational structure employed by     Fund. The Board noted that the Fund's        AIM's profitability. Based on the review
AIM and its affiliates to provide those      performance in such periods was below        of the profitability of AIM's and its
services. Based on the review of these       the median performance of such               affiliates' investment advisory and
and other factors, the Board concluded       comparable funds. Based on this review       other activities and its financial
that AIM and its affiliates were             and after taking account of all of the       condition, the Board concluded that the
qualified to continue to provide             other factors that the Board considered      compensation to be paid by the Fund to
non-investment advisory services to the      in determining whether to continue the       AIM under its Advisory Agreement was not
Fund, including administrative, transfer     Advisory Agreement for the Fund, the         excessive.
agency and distribution services, and        Board concluded that no changes should
that AIM and its affiliates currently        be made to the Fund and that it was not      o The Sub-Advisor's financial soundness
are providing satisfactory                   necessary to change the Fund's portfolio     in light of the Fund's needs. The Board
non-investment advisory services.            management team at this time. However,       considered whether the Sub-Advisor is
Although the independent written             due to the Fund's under-performance, the     financially sound and has the resources
evaluation of the Fund's Senior Officer      Board also concluded that it would be        necessary to perform its obligations
(discussed below) only considered Fund       appropriate for the Board to continue to     under the Sub-Advisory Agreement, and
performance through the most recent          closely monitor and review the               concluded that the Sub-Advisor has the
calendar year, the Board also reviewed       performance of the Fund. Although the        financial resources necessary to fulfill
more recent Fund performance, which did      independent written evaluation of            its obligations under the Sub-Advisory
not change their conclusions.                                                             Agreement.

o Other factors and current trends. The
Board considered

Supplement to Annual Report dated 10/31/06

AIM Trimark Fund

                                                 ===================================

Institutional Class Shares                       AVERAGE ANNUAL TOTAL RETURNS               A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                                 For periods ended 10/31/06            ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
The following information has been prepared to                                         THE FUND WITHIN 30 DAYS OF PURCHASE.
provide Institutional Class shareholders with    Inception                    13.76%   EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED
a performance overview specific to their         1 Year                       27.87    IN THE FUND'S PROSPECTUS.
holdings. Institutional Class shares are         6 Months*                     7.32
offered exclusively to institutional                                                        HAD THE ADVISOR NOT WAIVED FEES AND/OR
investors, including defined contribution        ===================================   REIMBURSED EXPENSES IN THE PAST, PERFORMANCE
plans that meet certain criteria.                                                      WOULD HAVE BEEN LOWER.
                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                 For periods ended 9/30/06,most             PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                 recent calendar quarter-end           INDICATIVE OF FUTURE RESULTS. MORE RECENT
                                                                                       RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
                                                 Inception                    12.40%   ALL RETURNS ASSUME REINVESTMENT OF
                                                 1 Year                       19.65    DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
                                                 6 Months*                     6.21    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                                                                       SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
                                                 *Cumulative total return that has     LESS THAN THEIR ORIGINAL COST. SEE FULL
                                                 not been annualized                   REPORT FOR INFORMATION ON COMPARATIVE
                                                                                       BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                 ===================================   PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                                                       CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                 INSTITUTIONAL CLASS SHARES'           800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                 INCEPTION DATE IS APRIL 30, 2004.
                                                 RETURNS SINCE THAT DATE ARE
                                                 HISTORICAL RETURNS. ALL OTHER
                                                 RETURNS ARE BLENDED RETURNS OF
                                                 HISTORICAL INSTITUTIONAL CLASS
                                                 SHARE PERFORMANCE AND RESTATED
                                                 CLASS A SHARE PERFORMANCE (FOR
                                                 PERIODS PRIOR TO THE INCEPTION DATE
                                                 OF INSTITUTIONAL CLASS SHARES) AT
                                                 NET ASSET VALUE (NAV) AND REFLECT
                                                 THE HIGHER RULE 12B-1 FEES
                                                 APPLICABLE TO CLASS A SHARES. CLASS
                                                 A SHARES' INCEPTION DATE IS
                                                 NOVEMBER 4, 2003.

                                                      INSTITUTIONAL CLASS SHARES
                                                 HAVE NO SALES CHARGE; THEREFORE,
                                                 PERFORMANCE IS AT NAV. PERFORMANCE
                                                 OF INSTITUTIONAL CLASS SHARES WILL
                                                 DIFFER FROM PERFORMANCE OF OTHER
                                                 SHARE CLASSES PRIMARILY DUE TO
                                                 DIFFERING SALES CHARGES AND CLASS
                                                 EXPENSES.

==============================================

NASDAQ SYMBOL                            ATKIX

==============================================

Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public,nor used in written form as sales literature for public use.

                                                              [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   T-TRI-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--          --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                          divide your account value by $1,000        The hypothetical account values and
                                                 (for example, an $8,600 account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur ongo-    value divided by $1,000 = 8.6),       actual ending account balance or expenses you
ing costs, including management fees and other   then multiply the result by the       paid for the period. You may use this
Fund expenses. This example is intended to       number in the table under the         information to compare the ongoing costs of
help you understand your ongoing costs (in       heading entitled "Actual Expenses     investing in the Fund and other funds. To do
dollars) of investing in the Fund and to com-    Paid During Period" to estimate       so, compare this 5% hypothetical example with
pare these costs with ongoing costs of           the expenses you paid on your         the 5% hypothetical examples that appear in
investing in other mutual funds. The example     account during this period.           the shareholder reports of the other funds.
is based on an investment of $1,000 invested
at the beginning of the period and held for      Hypothetical example for comparison        Please note that the expenses shown in
the entire period May 1, 2006, through October   purposes                              the table are meant to highlight your ongoing
31, 2006.                                                                              costs only. Therefore, the hypothetical
                                                 The table below also provides         information is useful in comparing ongoing
Actual expenses                                  information about hypothetical        costs only, and will not help you determine
                                                 account values and hypothetical       the relative total costs of owning different
The table below provides information about       expenses based on the Fund's actual   funds.
actual account values and actual expenses. You   expense ratio and an assumed rate
may use the information in this table,           of return of 5% per year before
together with the amount you invested, to        expenses, which is not the Fund's
estimate the expenses that you paid over the     actual return. The Fund's actual
period. Simply                                   cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                       HYPOTHETICAL
                                                ACTUAL                      (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING              ENDING             EXPENSES                ENDING             EXPENSES         ANNUALIZED
SHARE         ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING           ACCOUNT VALUE        PAID DURING          EXPENSE
CLASS            (5/1/06)          (10/31/06)(1)         PERIOD(2)              (10/31/06)          PERIOD(2)            RATIO

Institutional   $1,000.00            $1,073.20             $8.57                $1,016.94             $8.34              1.64%

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

====================================================================================================================================

AIMINVESTMENTS.COM   T-TRI-INS-1   A I M Distributors, Inc.

AIM Trimark Fund

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                SHARES        VALUE
----------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-66.67%

AUSTRIA-2.30%

Wienerberger A.G. (Building Products)             20,200   $ 1,050,112
======================================================================

DENMARK-0.74%

Alk-Abello A.S. (Pharmaceuticals)(a)(b)            2,200       336,504
======================================================================

FINLAND-1.97%

Nokian Renkaat Oyj (Tires & Rubber)(a)            47,100       901,368
======================================================================

FRANCE-3.78%

Accor S.A. (Hotels, Resorts & Cruise
  Lines)(a)                                       24,900     1,727,930
======================================================================

GERMANY-4.10%

Adidas A.G. (Apparel, Accessories & Luxury
  Goods)                                          23,200     1,162,541
----------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)(a)                               12,400       711,688
======================================================================
                                                             1,874,229
======================================================================

IRELAND-7.38%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                       33,219       595,655
----------------------------------------------------------------------
Kerry Group PLC-Class A (Packaged Foods &
  Meats)(a)                                       58,300     1,408,800
----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(b)            20,400     1,363,128
======================================================================
                                                             3,367,583
======================================================================

JAPAN-2.37%

Canon Inc. (Office Electronics)(a)                20,300     1,079,876
======================================================================

MEXICO-11.04%

Cemex S.A. de C.V.-ADR (Construction
  Materials)(b)                                   72,606     2,231,909
----------------------------------------------------------------------
Grupo Modelo, S.A. de C.V.-Series C (Brewers)    211,300     1,016,495
----------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                             72,600     1,791,768
======================================================================
                                                             5,040,172
======================================================================

NETHERLANDS-5.56%

ING Groep N.V. (Other Diversified Financial
  Services)(a)                                    32,500     1,439,945
----------------------------------------------------------------------
Vedior N.V. (Human Resource & Employment
  Services)(a)                                    60,168     1,100,130
======================================================================
                                                             2,540,075
======================================================================

SWITZERLAND-4.29%

Nestle S.A. (Packaged Foods & Meats)(a)            3,300     1,126,596
----------------------------------------------------------------------
Schindler Holding A.G. (Industrial Machinery)      4,200       241,379
----------------------------------------------------------------------
Schindler Holding A.G.-Participation Ctfs.
  (Industrial Machinery)(a)                       10,300       590,869
======================================================================
                                                             1,958,844
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------


UNITED KINGDOM-23.14%

Compass Group PLC (Restaurants)(a)                90,900   $   486,012
----------------------------------------------------------------------
HBOS PLC (Diversified Banks)(a)                   65,763     1,361,365
----------------------------------------------------------------------
Reed Elsevier PLC (Publishing)(a)                193,700     2,203,896
----------------------------------------------------------------------
Smiths Group PLC (Industrial
  Conglomerates)(a)                               90,000     1,621,680
----------------------------------------------------------------------
Tesco PLC (Food Retail)                          178,441     1,339,415
----------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)                                        33,500     1,274,005
----------------------------------------------------------------------
WPP Group PLC (Advertising)(a)                   178,200     2,281,465
======================================================================
                                                            10,567,838
======================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $24,206,920)                   30,444,531
======================================================================

DOMESTIC COMMON STOCKS-26.27%

APPAREL RETAIL-2.10%

Ross Stores, Inc.                                 32,500       956,475
======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.08%

State Street Corp.                                14,800       950,604
======================================================================

AUTO PARTS & EQUIPMENT-1.89%

BorgWarner, Inc.                                  15,000       862,500
======================================================================

BROADCASTING & CABLE TV-2.40%

Clear Channel Communications, Inc.                31,500     1,097,775
======================================================================

COMMUNICATIONS EQUIPMENT-0.48%

Cisco Systems, Inc.(b)                             9,100       219,583
======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.09%

CheckFree Corp.(b)                                 1,000        39,480
======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.53%

American Power Conversion Corp.                   23,100       698,313
======================================================================

ELECTRONIC MANUFACTURING SERVICES-1.70%

Molex Inc.-Class A                                26,200       774,210
======================================================================

HEALTH CARE EQUIPMENT-2.70%

Kinetic Concepts, Inc.(b)                         35,400     1,230,504
======================================================================

HEALTH CARE TECHNOLOGY-1.48%

IMS Health Inc.                                   24,300       676,755
======================================================================

MANAGED HEALTH CARE-3.41%

WellPoint Inc.(b)                                 20,400     1,556,928
======================================================================

SEMICONDUCTORS-2.02%

Altera Corp.(b)                                   50,100       923,844
======================================================================

AIM Trimark Fund


                                                SHARES        VALUE
----------------------------------------------------------------------

SPECIALTY CHEMICALS-2.25%

Sigma-Aldrich Corp.                               13,700   $ 1,029,007
======================================================================

SYSTEMS SOFTWARE-2.14%

Oracle Corp.(b)                                   52,900       977,063
======================================================================
    Total Domestic Common Stocks (Cost
      $10,084,033)                                          11,993,041
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------


MONEY MARKET FUNDS-5.49%

Liquid Assets Portfolio-Institutional
  Class(c)                                     1,252,761   $ 1,252,761
----------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       1,252,761     1,252,761
======================================================================
    Total Money Market Funds (Cost
      $2,505,522)                                            2,505,522
======================================================================
TOTAL INVESTMENTS-98.43% (Cost $36,796,475)                 44,943,094
======================================================================
OTHER ASSETS LESS LIABILITIES-1.57%                            718,817
======================================================================
NET ASSETS-100.00%                                         $45,661,911
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $18,973,779, which represented 41.55% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $34,290,953)        $42,437,572
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $2,505,522)                               2,505,522
===========================================================
    Total Investments (cost $36,796,475)         44,943,094
===========================================================
Receivables for:
  Investments sold                                  869,755
-----------------------------------------------------------
  Fund shares sold                                  262,303
-----------------------------------------------------------
  Dividends                                          43,426
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                7,761
-----------------------------------------------------------
Other assets                                         23,978
===========================================================
    Total assets                                 46,150,317
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             337,671
-----------------------------------------------------------
  Fund shares reacquired                             38,429
-----------------------------------------------------------
  Amount due custodian                               11,678
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             8,321
-----------------------------------------------------------
Accrued distribution fees                            17,867
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              957
-----------------------------------------------------------
Accrued transfer agent fees                          14,637
-----------------------------------------------------------
Accrued operating expenses                           58,846
===========================================================
    Total liabilities                               488,406
===========================================================
Net assets applicable to shares outstanding     $45,661,911
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $35,703,844
-----------------------------------------------------------
Undistributed net investment income (loss)           (6,835)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign currencies    1,816,398
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               8,148,504
===========================================================
                                                $45,661,911
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $31,258,003
___________________________________________________________
===========================================================
Class B                                         $ 7,549,352
___________________________________________________________
===========================================================
Class C                                         $ 6,620,552
___________________________________________________________
===========================================================
Class R                                         $   220,010
___________________________________________________________
===========================================================
Institutional Class                             $    13,994
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           2,173,199
___________________________________________________________
===========================================================
Class B                                             536,073
___________________________________________________________
===========================================================
Class C                                             469,896
___________________________________________________________
===========================================================
Class R                                              15,373
___________________________________________________________
===========================================================
Institutional Class                                   964.3
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     14.38
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $14.38 divided by
    94.50%)                                     $     15.22
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     14.08
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     14.09
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     14.31
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     14.51
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $20,777)         $  507,155
------------------------------------------------------------------------
Dividends from affiliated money market funds                      64,253
------------------------------------------------------------------------
Interest                                                          10,049
========================================================================
    Total investment income                                      581,457
========================================================================

EXPENSES:

Advisory fees                                                    289,295
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    39,085
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         53,589
------------------------------------------------------------------------
  Class B                                                         67,525
------------------------------------------------------------------------
  Class C                                                         57,290
------------------------------------------------------------------------
  Class R                                                            526
------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              89,263
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  15
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         15,652
------------------------------------------------------------------------
Registration and filing fees                                      48,056
------------------------------------------------------------------------
Professional services fees                                        56,899
------------------------------------------------------------------------
Other                                                             35,077
========================================================================
    Total expenses                                               802,272
========================================================================
Less: Fees waived and expense offset arrangements                (21,668)
========================================================================
    Net expenses                                                 780,604
========================================================================
Net investment income (loss)                                    (199,147)
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        2,098,697
------------------------------------------------------------------------
  Foreign currencies                                             (19,316)
========================================================================
                                                               2,079,381
========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        6,625,173
------------------------------------------------------------------------
  Foreign currencies                                                 556
========================================================================
                                                               6,625,729
========================================================================
Net gain from investment securities and foreign currencies     8,705,110
========================================================================
Net increase in net assets resulting from operations          $8,505,963
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2006 and 2005

                                                                 2006           2005
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (199,147)   $  (200,758)
----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  2,079,381        731,267
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           6,625,729      1,425,470
========================================================================================
    Net increase in net assets resulting from operations        8,505,963      1,955,979
========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (262,036)            --
----------------------------------------------------------------------------------------
  Class B                                                         (89,140)            --
----------------------------------------------------------------------------------------
  Class C                                                         (82,585)            --
----------------------------------------------------------------------------------------
  Class R                                                            (881)            --
----------------------------------------------------------------------------------------
  Institutional Class                                                (155)            --
========================================================================================
    Decrease in net assets resulting from distributions          (434,797)            --
========================================================================================
Share transactions-net:
  Class A                                                       7,628,231      7,497,457
----------------------------------------------------------------------------------------
  Class B                                                        (258,487)     1,525,150
----------------------------------------------------------------------------------------
  Class C                                                        (339,068)     1,223,419
----------------------------------------------------------------------------------------
  Class R                                                         134,706         49,128
----------------------------------------------------------------------------------------
  Institutional Class                                                 156             --
========================================================================================
    Net increase in net assets resulting from share
     transactions                                               7,165,538     10,295,154
========================================================================================
    Net increase in net assets                                 15,236,704     12,251,133
========================================================================================

NET ASSETS:

  Beginning of year                                            30,425,207     18,174,074
========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(6,835) and $(3,743), respectively)            $45,661,911    $30,425,207
________________________________________________________________________________________
========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

AIM Trimark Fund


       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

AIM Trimark Fund

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
 __________________________________________________________________
===================================================================

AIM Trimark Fund


    Through June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.80%
--------------------------------------------------------------------
Next $250 million                                             0.78%
--------------------------------------------------------------------
Next $500 million                                             0.76%
--------------------------------------------------------------------
Next $1.5 billion                                             0.74%
--------------------------------------------------------------------
Next $2.5 billion                                             0.72%
--------------------------------------------------------------------
Next $2.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.68%
--------------------------------------------------------------------
Over $10 billion                                              0.66%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.15%, 2.90%, 2.90%, 2.40% and 1.90% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2006, AIM waived advisory fees of $17,290.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $50,000.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $89,263 for Class A, Class B, Class C and Class R share classes and $15 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2006, the Class A, Class B, Class C and Class R shares paid $53,589, $67,525, $57,290 and $526, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2006, ADI advised the Fund that it retained $33,025 in front-end sales commissions from the sale of Class A shares and $0, $12,300, $1,669 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Trimark Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $   --         $ 7,902,294       $ (6,649,533)         $   --         $1,252,761       $32,096       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                 --           5,303,167         (4,050,406)             --          1,252,761        15,794           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                 --           2,965,498         (2,965,498)             --                 --        16,363           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates      $   --         $16,170,959       $(13,665,437)         $   --         $2,505,522       $64,253       $   --
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $4,378.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2006, the Fund paid legal fees of $3,779 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Trimark Fund

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2006 and 2005 was as follows:

                                                                2006         2005
------------------------------------------------------------------------------------

  Distributions paid from long-term capital gain              $ 434,797    $      --
____________________________________________________________________________________
====================================================================================



TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                   2006
---------------------------------------------------------------------------
Undistributed long-term gain                                    $ 1,947,920
---------------------------------------------------------------------------
Unrealized appreciation -- investments                            8,016,982
---------------------------------------------------------------------------
Temporary book/tax differences                                       (6,835)
---------------------------------------------------------------------------
Shares of beneficial interest                                    35,703,844
===========================================================================
  Total net assets                                              $45,661,911
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $1,886.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of October 31, 2006.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $23,283,965 and $18,447,005, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $8,019,389
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (4,293)
==============================================================================
Net unrealized appreciation of investment securities              $8,015,096
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $36,927,998.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2006, undistributed net investment income (loss) was increased by $196,055, undistributed net realized gain was decreased by $176,155 and shares of beneficial interest decreased by $19,900. This reclassification had no effect on the net assets of the Fund.

AIM Trimark Fund

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                          CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                                      2006(A)                      2005
                                                              ------------------------    -----------------------
                                                               SHARES        AMOUNT        SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,014,548    $13,360,571     966,575    $10,922,294
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      123,333       1,586,277     266,236      2,975,818
-----------------------------------------------------------------------------------------------------------------
  Class C                                                      195,136       2,488,592     262,297      2,940,934
-----------------------------------------------------------------------------------------------------------------
  Class R                                                       11,786         156,371       4,822         54,684
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                2              27          --             --
=================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       20,431         246,603          --             --
-----------------------------------------------------------------------------------------------------------------
  Class B                                                        6,809          80,962          --             --
-----------------------------------------------------------------------------------------------------------------
  Class C                                                        6,176          73,498          --             --
-----------------------------------------------------------------------------------------------------------------
  Class R                                                           73             881          --             --
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                               13             155          --             --
=================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       19,538         248,354      16,450        186,973
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      (19,877)       (248,354)    (16,626)      (186,973)
-----------------------------------------------------------------------------------------------------------------
Reacquired:(b)
  Class A                                                     (486,978)     (6,227,297)   (317,315)    (3,611,810)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                     (133,704)     (1,677,372)   (112,665)    (1,263,695)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                     (233,680)     (2,901,158)   (151,730)    (1,717,515)
-----------------------------------------------------------------------------------------------------------------
  Class R                                                       (1,765)        (22,546)       (495)        (5,556)
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                               (2)            (26)         --             --
=================================================================================================================
                                                               521,839     $ 7,165,538     917,549    $10,295,154
_________________________________________________________________________________________________________________
=================================================================================================================

(a) There are two entities that each are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $1,087, $362, $292, $6 and $1 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, the year ended October 31, 2006 and $1,281, $479, $462, $2 and $0 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, the year ended October 31, 2005.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM Trimark Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                              -----------------------------------------------
                                                                                             NOVEMBER 4, 2003
                                                                      YEAR ENDED             (DATE OPERATIONS
                                                                      OCTOBER 31,             COMMENCED) TO
                                                              ---------------------------      OCTOBER 31,
                                                               2006                2005            2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 11.44             $ 10.38         $10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.04)(a)           (0.04)         (0.05)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         3.14                1.10           0.43
=============================================================================================================
    Total from investment operations                             3.10                1.06           0.38
=============================================================================================================
Less distributions from net realized gains                      (0.16)                 --             --
=============================================================================================================
Redemption fees added to shares of beneficial interest           0.00                0.00           0.00
=============================================================================================================
Net asset value, end of period                                $ 14.38             $ 11.44         $10.38
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 27.40%              10.21%          3.80%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $31,258             $18,368         $9,757
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.03%(c)            2.21%          2.25%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.08%(c)            2.53%          3.84%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets     (0.31)%(c)          (0.46)%        (0.53)%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                         59%                 44%            38%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $21,435,577.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Fund

                                                                                 CLASS B
                                                              ---------------------------------------------
                                                                                           NOVEMBER 4, 2003
                                                                     YEAR ENDED            (DATE OPERATIONS
                                                                     OCTOBER 31,            COMMENCED) TO
                                                              -------------------------      OCTOBER 31,
                                                               2006               2005           2004
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.29             $10.31         $10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.13)(a)          (0.12)         (0.12)(a)
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        3.08               1.10           0.43
===========================================================================================================
    Total from investment operations                            2.95               0.98           0.31
===========================================================================================================
Less distributions from net realized gains                     (0.16)                --             --
===========================================================================================================
Redemption fees added to shares of beneficial interest          0.00               0.00           0.00
===========================================================================================================
Net asset value, end of period                                $14.08             $11.29         $10.31
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                26.42%              9.51%          3.10%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $7,549             $6,315         $4,358
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                2.78%(c)           2.90%          2.90%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             2.83%(c)           3.22%          4.49%(d)
===========================================================================================================
Ratio of net investment income (loss) to average net assets    (1.06)%(c)         (1.15)%        (1.18)%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                                        59%                44%            38%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $6,752,541.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS C
                                                              ---------------------------------------------
                                                                                           NOVEMBER 4, 2003
                                                                     YEAR ENDED            (DATE OPERATIONS
                                                                     OCTOBER 31,            COMMENCED) TO
                                                              -------------------------      OCTOBER 31,
                                                               2006               2005           2004
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.29             $10.31         $10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.13)(a)          (0.12)         (0.12)(a)
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        3.09               1.10           0.43
===========================================================================================================
    Total from investment operations                            2.96               0.98           0.31
===========================================================================================================
Less distributions from net realized gains                     (0.16)                --             --
===========================================================================================================
Redemption fees added to shares of beneficial interest          0.00               0.00           0.00
===========================================================================================================
Net asset value, end of period                                $14.09             $11.29         $10.31
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                26.51%              9.51%          3.10%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,621             $5,671         $4,040
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                2.78%(c)           2.90%          2.90%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             2.83%(c)           3.22%          4.49%(d)
===========================================================================================================
Ratio of net investment income (loss) to average net assets    (1.06)%(c)         (1.15)%        (1.18)%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                                        59%                44%            38%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,729,003.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Fund

                                                                                   CLASS R
                                                              -------------------------------------------------
                                                                                              APRIL 30, 2004
                                                                     YEAR ENDED                (DATE SALES
                                                                     OCTOBER 31,              COMMENCED) TO
                                                              -------------------------        OCTOBER 31,
                                                               2006               2005             2004
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.41             $10.37           $10.51
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)(a)          (0.03)           (0.04)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 3.13               1.07            (0.10)
===============================================================================================================
    Total from investment operations                            3.06               1.04            (0.14)
===============================================================================================================
Less distributions from net realized gains                     (0.16)                --               --
===============================================================================================================
Redemption fees added to shares of beneficial interest          0.00               0.00             0.00
===============================================================================================================
Net asset value, end of period                                $14.31             $11.41           $10.37
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                27.12%             10.03%           (1.33)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  220             $   60           $   10
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                2.28%(c)           2.40%            2.40%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             2.33%(c)           2.72%            3.99%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets    (0.56)%(c)         (0.65)%          (0.68)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                        59%                44%              38%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $105,125.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                                                              APRIL 30, 2004
                                                                     YEAR ENDED                (DATE SALES
                                                                     OCTOBER 31,              COMMENCED) TO
                                                              -------------------------        OCTOBER 31,
                                                               2006               2005             2004
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.50             $10.40           $10.51
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  0.01(a)           (0.02)           (0.01)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 3.16               1.12            (0.10)
===============================================================================================================
    Total from investment operations                            3.17               1.10            (0.11)
===============================================================================================================
Less distributions from net realized gains                     (0.16)                --               --
===============================================================================================================
Redemption fees added to shares of beneficial interest          0.00               0.00             0.00
===============================================================================================================
Net asset value, end of period                                $14.51             $11.50           $10.40
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                27.87%             10.58%           (1.05)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   14             $   11           $   10
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.64%(c)           1.90%            1.90%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.69%(c)           2.00%            3.42%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets     0.08%(c)          (0.15)%          (0.18)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                        59%                44%              38%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $12,447.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Fund


NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

AIM Trimark Fund

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Trimark Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and Shareholders of AIM Trimark Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Trimark Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Trimark Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

The Fund distributed long-term capital gains of $434,796 for the Fund's tax year ended October 31, 2006.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006, July 31, 2006 and October 31, 2006, are 61.98%, 66.41%, 68.56% and 73.28%, respectively.

AIM Trimark Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1998           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          1987           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2001           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       2001           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         2001           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          1987           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Trimark Fund



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   AIM Funds Management,
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      Inc.
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    5140 Yonge St.
                              Houston, TX 77046-1173   Suite 100                Suite 2900               Suite 900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   Toronto, Canada M2N 6X7

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714


                         [eDELIVERY
                        GO PAPERLESS
                AIMinvestments.com/edelivery
                          Graphic]


REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund and account            If used after January 20, 2007, this report must be
information via e-mail. Once your quarterly statements, tax            accompanied by a Fund Performance & Commentary or by an AIM
forms, fund reports, and prospectuses are available, we will           Quarterly Performance Review for the most recent quarter-end.
send you an e-mail notification containing links to these              Mutual funds distributed by A I M Distributors, Inc.
documents. For security purposes, you will need to log in to
your account to view your statements and tax forms.                    A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment
WHY SIGN UP?                                                           Services, Inc. is the transfer agent for the products and
                                                                       services represented by AIM Investments. AIM is a subsidiary
Register for eDelivery to:                                             of AMVESCAP PLC, one of the world's largest independent
                                                                       financial services companies with $450 billion in assets
o   reduce the amount of paper you receive.                            under management as of October 31, 2006.

o   gain access to your documents faster by not waiting for
    the mail.
                                                                       CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND
o   view your documents online anytime at your convenience.            EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM
                                                                       FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND
o   save the documents to your personal computer or print              READ IT CAREFULLY BEFORE INVESTING.
    them out for your records.

HOW DO I SIGN UP?

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2.  Click on the "Service Center" tab.

3.  Select "Register for eDelivery" and complete the consent
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This AIM service is provided by AIM Investment Services, Inc.          AIMinvestments.com       T-TRI-AR-1   A I M Distributors,Inc.



                           [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash
Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts                                         [AIM INVESTMENTS LOGO APPEARS HERE]
------------------------------------------------------------------------------                     --Registered Trademark--

DOMESTIC EQUITY                                                AIM Trimark Small
                                                                  Companies Fund
Small Cap
                                  Annual Report to Shareholders October 31, 2006



Table of Contents

Supplemental Information .........    2
Letters to Shareholders ..........    3
Performance Summary ..............    5
Management Discussion ............    5
Fund Expenses ....................    7
Long-term Fund Performance .......    8
Approval of Advisory Agreement ...   10
Schedule of Investments ..........  F-1
Financial Statements .............  F-3
Notes to Financial Statements ....  F-6
Financial Highlights ............. F-12
Auditor's Report ................. F-17           [COVER GLOBE IMAGE]
Tax Disclosures .................. F-18
Trustees and Officers ............ F-19


[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]    [GRAPHIC]      [GRAPHIC]

[DOMESTIC  [INTERNATIONAL/   [SECTOR
EQUITY]    GLOBAL EQUITY]    EQUITY]



[GRAPHIC]   [GRAPHIC]       [GRAPHIC]

[FIXED     [ALLOCATION      [DIVERSIFIED
INCOME]     SOLUTIONS]       PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
    --Registered Trademark--

AIM Trimark Small Companies Fund

AIM TRIMARK SMALL COMPANIES FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.


ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            o Industry classifications used in this
                                                                                          report are generally according to the
o Class B shares are not available as an     o The unmanaged LIPPER SMALL-CAP CORE        Global Industry Classification Standard,
investment for retirement plans maintained   FUNDS INDEX represents an average of the     which was developed by and is the
pursuant to Section 401 of the Internal      performance of the 30 largest                exclusive property and a service mark of
Revenue Code, including 401(k) plans,        small-capitalization core equity funds       Morgan Stanley Capital International Inc.
money purchase pension plans and profit      tracked by Lipper Inc., an independent       and Standard & Poor's.
sharing plans, except for plans that have    mutual fund performance monitor.
existing accounts invested in Class B                                                     The Fund provides a complete list of its
shares.                                      o The unmanaged RUSSELL 2000--Registered     holdings four times in each fiscal year,
                                             Trademark-- INDEX represents the             at the quarter-ends. For the second and
o Class R shares are available only to       performance of the stocks of small-          fourth quarters, the lists appear in the
certain retirement plans. Please see the     capitalization companies.                    Fund's semiannual and annual reports to
prospectus for more information.                                                          shareholders. For the first and third
                                             o The unmanaged STANDARD & POOR'S            quarters, the Fund files the lists with
PRINCIPAL RISKS OF INVESTING IN THE FUND     COMPOSITE INDEX OF 500 STOCKS (the S&P       the Securities and Exchange Commission
                                             500--Registered Trademark-- Index) is an     (SEC) on Form N-Q. The most recent list
o Foreign securities have additional         index of common stocks frequently used as    of portfolio holdings is available at
risks, including exchange rate changes,      a general measure of U.S. stock market       AIMinvestments.com. From our home
political and economic upheaval, the         performance.                                 page, click on Products & Performance,
relative lack of information about these                                                  then Mutual Funds, then Fund Overview.
companies, relatively low market liquidity   o The Fund is not managed to track the       Select your Fund from the drop-down menu
and the potential lack of strict financial   performance of any particular index,         and click on Complete Quarterly Holdings.
and accounting controls and standards.       including the indexes defined here, and      Shareholders can also look up the Fund's
                                             consequently, the performance of the Fund    Forms N-Q on the SEC Web site at sec.gov.
o Investing in a fund that invests in        may deviate significantly from the           Copies of the Fund's Forms N-Q may be
smaller companies involves risks not         performance of the index.                    reviewed and copied at the SEC Public
associated with investing in more                                                         Reference Room in Washington, D.C. You can
established companies, such as business      o A direct investment cannot be made in an   obtain information on the operation of the
risk, stock price fluctuations and           index. Unless otherwise indicated, index     Public Reference Room, including
illiquidity.                                 results include reinvested dividends, and    information about duplicating fee
                                             they do not reflect sales charges.           charges, by calling 202-942-8090 or
o Prices of equity securities change in      Performance of an index of funds reflects    800-732-0330, or by electronic request at
response to many factors including the       fund expenses; performance of a market       the following e-mail address:
historical and prospective earnings of the   index does not.                              publicinfo@sec.gov. The SEC file numbers
issuer, the value of its assets, general                                                  for the Fund are 811-05426 and 033-19338.
economic conditions, interest rates,         OTHER INFORMATION
investor perceptions and market liquidity.                                                A description of the policies and
                                             o The returns shown in the management's      procedures that the Fund uses to determine
o The value of convertible securities in     discussion of Fund performance are based     how to vote proxies relating to portfolio
which the Fund invests may be affected by    on net asset values calculated for           securities is available without
market interest rates, the risk that the     shareholder transactions. Generally          charge, upon request, from our Client
issuer may default on interest or            accepted accounting principles require       Services department at 800-959-4246 or on
principal payments and the value of the      adjustments to be made to the net assets     the AIM Web site, AIMinvestments.com. On
underlying common stock into which these     of the Fund at period end for financial      the home page, scroll down and click on
securities may be converted.                 reporting purposes, and as such, the net     AIM Funds Proxy Policy. The information is
                                             asset values for shareholder transactions    also available on the SEC Web
o Because a large percentage of the Fund's   and the returns based on those net asset     site, sec.gov.
assets may be invested in a limited number   values may differ from the net asset
of securities, a change in the value of      values and returns reported in the           Information regarding how the Fund voted
these securities could significantly         Financial Highlights.                        proxies related to its portfolio
affect the value of your investment in the                                                securities during the 12 months ended June
Fund.                                                                                     30, 2006, is available at our Web site. Go
                                                                                          to AIMinvestments.com, access the About Us
                                                                                          tab, click on Required Notices and then
                                                                                          click on Proxy Voting Activity.
                                                                                          Next, select the Fund from the drop-down
                                                                                          menu. The information is also available on
                                                                                          the SEC Web site, sec.gov.

                                                                                          ==========================================

                                                                                          FUND NASDAQ SYMBOLS

======================================================================================    Class A Shares                       ATIAX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class B Shares                       ATIBX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND         Class C Shares                       ATICX
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class R Shares                       ATIRX
======================================================================================    ==========================================


NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE

AIMinvestments.com

AIM Trimark Small Companies Fund


                    Dear Shareholders of The AIM Family of Funds
                    --Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

                       As we approach the end of 2006, it seems likely that many
      [TAYLOR       investors may see the value of their investments increase
       PHOTO]       this year. Global equity markets, collectively, recorded
                    double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                       While stock and bond markets generally enjoyed positive
                    year-to-date returns, their performance was affected by
                    short-term economic and geopolitical events. For example,
   PHILIP TAYLOR    the U.S. stock market was weak in the second quarter of 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                       Short-term market fluctuations are a fact of life for all
                    investors. At AIM Investments --Registered Trademark--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                       AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /S/ PHILIP TAYLOR

                    Philip Taylor
                    President - AIM Funds
                    CEO, AIM Investments

                    December 14, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Trimark Small Companies Fund


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be
     [CROCKETT      positive about AIM's management and strategic direction.
       PHOTO]       Most importantly, AIM's investment management discipline has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is
 BRUCE L. CROCKETT  dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    December 14, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Trimark Small Companies Fund

MANAGEMENT'S DISCUSSION                                                                      In conducting a comprehensive analysis
OF FUND PERFORMANCE                                                                       of a company, we strive to identify
                                                                                          primarily U.S. stocks which have:
======================================================================================
                                                                                          o Sustainable competitive advantages.
PERFORMANCE SUMMARY
                                                                                          o Strong growth prospects.
For the fiscal year ended October 31, 2006, Class A shares of AIM Trimark Small
Companies Fund, at net asset value, posted double-digit gains, outperforming the Fund's   o High barriers to entry.
broad market and peer group indexes, as shown below. They performed in line with the
Fund's style-specific index.                                                              o Honest and capable management teams.

    Your Fund outperformed its broad market index largely because of above-market             Also central to the Trimark discipline
returns from selected investments in the consumer discretionary and consumer staples      is our adherence to an investment horizon
sectors. While all sectors made positive contributions to the Fund's returns, primary     of three to five years. We use this
detractors from performance were selected investments in the information technology       long-term approach because we believe good
and industrials sectors.                                                                  business strategies usually take that
                                                                                          amount of time to implement and to produce
    Your Fund's long-term performance appears on pages 8 and 9.                           strong earnings growth. We also use a
                                                                                          concentrated portfolio approach,
FUND VS. INDEXES                                                                          constructing a portfolio of about 25 to 45
                                                                                          stocks. We believe this allows each
Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If sales charges    investment opportunity to materially
were included, returns would be lower.                                                    impact the Fund's performance.

Class A Shares                                                             19.55%             While deliberate efforts are made to
Class B Shares                                                             18.67          manage risk through industry
Class C Shares                                                             18.60          diversification, our primary method of
Class R Shares                                                             19.15          attempting to manage risk is to purchase
S&P 500 Index (Broad Market Index)                                         16.33          businesses that are trading below their
Russell 2000 Index (Style-Specific Index)                                  19.98          estimated intrinsic value.
Lipper Small-Cap Core Funds Index (Peer Group Index)                       15.69
                                                                                              Holdings are considered for sale if:
SOURCE: LIPPER INC.
                                                                                          o A more attractive investment opportunity
======================================================================================    exists.

HOW WE INVEST                                ment analysis and meetings with company      o Full value of the investment is deemed
                                             management teams. We then seek to purchase   to have been realized.
We view ourselves as business people         businesses whose stock prices are below
buying businesses, and we consider the       what we have calculated to be the true           Holdings are also considered for sale
purchase of a stock as an ownership          value of the company based on its future     if the original thesis for buying the
interest in a business. We strive to         cash flows, management performance and       company changes due to a fundamental
develop a proprietary view of a business     business fundamentals.                       negative change in management strategy or
through in-depth, fundamental research                                                    a fundamental negative change in the
that includes careful financial state-                                                    competitive environment.

                                                                                                                         (continued)

==========================================   ==========================================   ==========================================

  PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Leisure Products                   9.4%   1.  Kinetic Concepts, Inc.            5.5%
                                             2. Communications Equipment           8.8    2.  MEGA Brands Inc. (Canada)         5.5
               [PIE CHART]                   3. Air Freight & Logistics            6.0    3.  Tempur-Pedic International Inc.   5.3
                                             4. Diversified Commercial                    4.  Embarcadero Technologies, Inc.    4.7
Health Care                          13.2%      & Professional Services            5.9    5.  Con-Way Inc.                      4.2
Materials                             5.0%   5. Health Care Equipment              5.5    6.  Sabre Holdings Corp.-Class A      3.9
Financials                            2.5%                                                7.  Polaris Industries Inc.           3.9
Consumer Staples                      1.8%   Total Net Assets          $289.07 million    8.  Columbia Sportswear Co.           3.4
Money Market Funds Plus                                                                   9.  Dynamex Inc.                      3.3
Other Assets Less Liabilities        13.3%   Total Number of Holdings*              32    10. Plantronics Inc.                  3.3
Consumer Discretionary               27.1%
Industrials                          19.7%
Information Technology               17.4%


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
==========================================   ==========================================   ==========================================

AIM Trimark Small Companies Fund


MARKET CONDITIONS AND YOUR FUND                  While few Fund holdings declined in      The views and opinions expressed in
                                             price during the reporting period, the       management's discussion of Fund
Equity markets posted healthy gains during   Fund's largest detractor from performance    performance are those of A I M Advisors,
the fiscal year, as favorable economic       was SPECTRALINK. The company's stock         Inc. These views and opinions are subject
data and solid corporate profits             declined during the second quarter of 2006   to change at any time based on factors
overshadowed housing market concerns and     because of disappointing earnings.           such as market and economic conditions.
volatility and investor uncertainty          Spectralink is a leader in workplace         These views and opinions may not be relied
regarding interest rates and oil prices.     wireless telephony, a market that is         upon as investment advice or
The telecommunication services and           growing substantially. However, the          recommendations, or as an offer for a
materials sectors led the market for the     company's recent acquisition of KIRK         particular security. The information is
year, while information technology and       Telecom (not a Fund holding) and             not a complete analysis of every aspect of
health care stocks generally trailed.        engineering expenses related to new          any market, country, industry, security or
                                             product development put pressure on          the Fund. Statements of fact are from
    Although the energy sector performed     earnings during the fiscal year. In          sources considered reliable, but A I M
strongly during most of the fiscal year,     response to this short-term issue, we        Advisors, Inc. makes no representation or
we continued to avoid investing in oil,      added to our position in this quality        warranty as to their completeness or
gas and base metal companies. We believe     business.                                    accuracy. Although historical performance
most of these companies are currently                                                     is no guarantee of future results, these
trading at high prices that reflect much         During the fiscal year, we sold some     insights may help you understand our
higher long-term commodity price             of our investments, including OAKLEY,        investment management philosophy.
expectations than we believe are             SYBRON DENTAL SPECIALTIES, ALABAMA
SUSTAINABLE. Our avoidance of this sector    NATIONAL BANCORP and ADVO based mainly on           See important Fund and index
detracted slightly from Fund performance     valuations. We also initiated new              disclosures on the inside front cover.
versus the Russell 2000 Index during the     positions in trucking company CON-WAY,
fiscal year.                                 medical technology company KINETIC
                                             CONCEPTS and education services firm                             Ted Chisholm
    Our investment approach focuses on       EDUCATE. We believe that these companies          [CHISHOLM      Portfolio manager, is
individual businesses rather than market     possess distinct advantages over their              PHOTO]       manager of AIM Trimark
sectors. Therefore, your Fund shares         competitors and are well positioned to                           Small Companies Fund.
little in common with sector weightings of   capitalize on attractive market                                  Mr. Chisholm joined
various indexes. However, if we were to      opportunities.                               AIM Trimark Investments in 1991 where he
broadly categorize businesses with which                                                  worked until opening his own financial
we had the most success during the fiscal        We continued to focus on finding         planning software firm in 2000. From 2001
year, our investments in consumer            quality businesses trading at attractive     to 2002, he worked as an equity analyst
discretionary and consumer staples stocks    valuations relative to what we believe are   before rejoining AIM Trimark Investments
aided Fund performance versus the Russell    their long-term prospects. In contrast,      in 2003 as an investment analyst. Mr.
2000 Index. Selected investments in the      the market is often driven by short-term     Chisholm earned a B.A. from the University
information technology and industrials       events or outlooks in both good times and    of Western Ontario.
sectors hindered Fund performance. Our       bad. Market volatility may allow us to
cash position also detracted from relative   take advantage of investment opportunities                       Rob Mikalachki
performance in a rising market               that we believe have the potential to            [MIKALACHKI     Chartered Financial
environment.                                 benefit your Fund in the long term.                 PHOTO]       Analyst, portfolio
                                                                                                              manager, is manager of
    The top contributor to Fund              IN CLOSING                                                       AIM Trimark Small
performance for the fiscal year was                                                       Companies Fund. Prior to joining AIM
TEMPUR-PEDIC, a manufacturer of premium      As always, we thank you for your             Trimark Investments in 1999 as a small-cap
visco-elastic mattresses and pillows. We     investment in AIM Trimark Small Companies    analyst, Mr. Mikalachki advised small- and
added this company to the portfolio in       Fund and for sharing our long-term           medium-sized businesses in the areas of
2005 and remain excited about its growth     investment perspective.                      valuation, financing and mergers and
prospects. While memory foam only makes up                                                acquisitions. He earned an undergraduate
a small portion of the total bedding                                                      degree in business at Wilfrid Laurier.
market, Tempur-Pedic enjoys a significant
market share within this niche. We believe
its proprietary technology and
manufacturing facilities provide the
company with a sustainable competitive
advantage. Combined with an outstanding
management team and attractive valuation,
this company possesses many of the
attributes we look for in a business.                                                     FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE
                                                                                          SEE PAGES 8 AND 9.

AIM Trimark Small Companies Fund


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the         The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account    actual ending account balance or expenses
two types of costs: (1) transaction costs,   value divided by $1,000 = 8.6), then         you paid for the period. You may use this
which may include sales charges (loads) on   multiply the result by the number in the     information to compare the ongoing costs
purchase payments or contingent deferred     table under the heading entitled "Actual     of investing in the Fund and other funds.
sales charges on redemptions, and            Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     the expenses you paid on your account        example with the 5% hypothetical examples
costs, including management fees;            during this period.                          that appear in the shareholder reports of
distribution and/or service (12b-1) fees;                                                 the other funds.
and other Fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR
intended to help you understand your         COMPARISON PURPOSES                              Please note that the expenses shown in
ongoing costs (in dollars) of investing in                                                the table are meant to highlight your
the Fund and to compare these costs with     The table below also provides information    ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   about hypothetical account values and        transaction costs, such as sales charges
funds. The example is based on an            hypothetical expenses based on the Fund's    (loads) on purchase payments, contingent
investment of $1,000 invested at the         actual expense ratio and an assumed rate     deferred sales charges on redemptions, and
beginning of the period and held for the     of return of 5% per year before expenses,    redemption fees, if any. Therefore, the
entire period May 1, 2006, through October   which is not the Fund's actual return. The   hypothetical information is useful in
31, 2006.                                    Fund's actual cumulative total returns at    comparing ongoing costs only, and will not
                                             net asset value after expenses for the six   help you determine the relative total
ACTUAL EXPENSES                              months ended October 31, 2006, appear in     costs of owning different funds. In
                                             the table "Cumulative Total Returns" on      addition, if these transaction costs were
The table below provides information about   page 9.                                      included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,
together with the amount you invested, to
esti-

====================================================================================================================================

                                                                                      HYPOTHETICAL
                                                  ACTUAL                    (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING               EXPENSES          ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS              (5/1/06)          (10/31/06)(1)           PERIOD(2)        (10/31/06)          PERIOD(2)           RATIO
  A               $1,000.00            $1,046.90              $ 7.27          $1,018.10            $ 7.17              1.41%
  B                1,000.00             1,043.00               11.12           1,014.32             10.97              2.16
  C                1,000.00             1,043.10               11.12           1,014.32             10.97              2.16
  R                1,000.00             1,045.10                8.56           1,016.84              8.44              1.66

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year.

====================================================================================================================================

AIM Trimark Small Companies Fund


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

Index data from 10/31/03, Fund data from 11/4/03


====================================================================================================================================

                                                          [MOUNTAIN CHART]


  DATE          AIM TRIMARK             AIM TRIMARK              AIM TRIMARK         S&P 500   RUSSELL 2000    LIPPER SMALL CAP CORE
            SMALL COMPANIES FUND    SMALL COMPANIES FUND    SMALL COMPANIES FUND      INDEX        INDEX            FUNDS INDEX
              -CLASS A SHARES         -CLASS B SHARES         -CLASS C SHARES
10/31/03                                                                             $10000       $10000               $10000
   11/03          $ 9488                  $10040                  $10040              10088        10355                10360
   12/03            9639                   10190                   10200              10617        10565                10648
    1/04            9723                   10279                   10279              10811        11024                10986
    2/04            9894                   10449                   10459              10962        11123                11177
    3/04           10149                   10718                   10729              10796        11226                11298
    4/04            9978                   10529                   10539              10627        10654                10910
    5/04           10082                   10638                   10639              10773        10824                11005
    6/04           10479                   11058                   11049              10982        11279                11474
    7/04           10016                   10549                   10549              10619        10520                10870
    8/04           10044                   10589                   10579              10661        10466                10775
    9/04           10677                   11248                   11239              10777        10957                11311
   10/04           11244                   11838                   11829              10941        11173                11496
   11/04           11821                   12427                   12429              11384        12142                12404
   12/04           12223                   12842                   12844              11771        12501                12604
    1/05           12308                   12923                   12925              11484        11980                12239
    2/05           12536                   13165                   13156              11726        12183                12525
    3/05           12460                   13085                   13076              11518        11834                12209
    4/05           11927                   12512                   12503              11300        11156                11550
    5/05           12260                   12853                   12846              11659        11886                12169
    6/05           12688                   13295                   13298              11676        12345                12584
    7/05           13382                   14009                   14012              12110        13127                13332
    8/05           13297                   13908                   13911              11999        12884                13208
    9/05           13344                   13958                   13952              12097        12924                13334
   10/05           12992                   13576                   13579              11895        12523                12925
   11/05           13553                   14149                   14152              12344        13131                13516
   12/05           13803                   14412                   14405              12349        13071                13557
    1/06           14160                   14769                   14764              12676        14243                14590
    2/06           14170                   14769                   14764              12710        14204                14493
    3/06           14721                   15332                   15337              12868        14893                15132
    4/06           14838                   15444                   15440              13041        14890                15245
    5/06           14152                   14728                   14723              12666        14054                14509
    6/06           14124                   14686                   14682              12683        14144                14411
    7/06           13863                   14410                   14406              12761        13684                13921
    8/06           14481                   15044                   15040              13064        14089                14197
    9/06           14820                   15381                   15377              13400        14207                14263
   10/06           15537                   15815                   16105              13837        15025                14953

Past performance cannot guarantee
comparable future results.

    The data shown in the chart include
reinvested distributions, applicable sales charges, Fund expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges.
Performance of an index of funds reflects fund expenses and management fees;
performance of a market index does not.
Performance shown in the chart and
table(s) does not reflect deduction of
taxes a shareholder would pay on Fund
distributions or sale of Fund shares.
Performance of the indexes does not
reflect the effects of taxes.

AIM Trimark Small Companies Fund


==========================================   ==========================================   ==========================================

  AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable sales   As of 9/30/06, the most recent calendar      6 months ended 10/31/06, excluding
charges                                      quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                       4.69%
Inception (11/4/03)                 15.87%   CLASS A SHARES                               Class B Shares                       4.30
 1 Year                             12.94    Inception (11/4/03)                 14.50%   Class C Shares                       4.31
                                              1 Year                              4.91    Class R Shares                       4.51
CLASS B SHARES
Inception (11/4/03)                 16.56%   CLASS B SHARES                               ==========================================
 1 Year                             13.67    Inception (11/4/03)                 15.20%
                                              1 Year                              5.22
CLASS C SHARES
Inception (11/4/03)                 17.27%   CLASS C SHARES
 1 Year                             17.60    Inception (11/4/03)                 15.96%
                                              1 Year                              9.23
CLASS R SHARES
Inception                           17.82%   CLASS R SHARES
 1 Year                             19.15    Inception                           16.53%
                                              1 Year                             10.77

==========================================   ==========================================


CLASS R SHARES' INCEPTION DATE IS APRIL      PERFORMANCE FIGURES REFLECT REINVESTED       END SALES CHARGE; RETURNS SHOWN ARE AT NET
30, 2004. RETURNS SINCE THAT DATE ARE        DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    ASSET VALUE AND DO NOT REFLECT A 0.75%
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    AND THE EFFECT OF THE MAXIMUM SALES CHARGE   CDSC THAT MAY BE IMPOSED ON A TOTAL
BLENDED RETURNS OF HISTORICAL CLASS R        UNLESS OTHERWISE STATED. INVESTMENT RETURN   REDEMPTION OF RETIREMENT PLAN ASSETS
SHARE PERFORMANCE AND RESTATED CLASS A       AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT   WITHIN THE FIRST YEAR.
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL
THE INCEPTION DATE OF CLASS R SHARES) AT     SHARES.                                          THE PERFORMANCE OF THE FUND'S SHARE
NET ASSET VALUE,ADJUSTED TO REFLECT THE                                                   CLASSES WILL DIFFER PRIMARILY DUE TO
HIGHER RULE 12b-1 FEES APPLICABLE TO CLASS       CLASS A SHARE PERFORMANCE REFLECTS THE   DIFFERENT SALES CHARGE STRUCTURES AND
R SHARES. CLASS A SHARES' INCEPTION DATE     MAXIMUM 5.50% SALES CHARGE, AND CLASS B      CLASS EXPENSES.
IS NOVEMBER 4, 2003.                         AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                             APPLICABLE CONTINGENT DEFERRED SALES             HAD THE ADVISOR NOT WAIVED FEES AND/OR
    THE PERFORMANCE DATA QUOTED REPRESENT    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE   REIMBURSED EXPENSES IN THE
PAST PERFORMANCE AND CANNOT GUARANTEE        CDSC ON CLASS B SHARES DECLINES FROM 5%      PAST, PERFORMANCE WOULD HAVE BEEN LOWER.
COMPARABLE FUTURE RESULTS; CURRENT           BEGINNING AT THE TIME OF PURCHASE TO 0% AT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   THE BEGINNING OF THE SEVENTH YEAR. THE
VISIT AIMINVESTMENTS.COM FOR THE MOST        CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
RECENT MONTH-END PERFORMANCE.                YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                             HAVE A FRONT-

AIM Trimark Small Companies Fund


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      performance of funds advised by other        o Fees relative to those of comparable
Funds (the "Board") oversees the             advisors with investment strategies          funds with other advisors. The Board
management of AIM Trimark Small Companies    comparable to those of the Fund. The Board   reviewed the advisory fee rate for the
Fund (the "Fund") and, as required by law,   noted that the Fund's performance in such    Fund under the Advisory Agreement. The
determines annually whether to approve the   periods was above the median performance     Board compared effective contractual
continuance of the Fund's advisory           of such comparable funds. Based on this      advisory fee rates at a common asset level
agreement with A I M Advisors, Inc.          review and after taking account of all of    at the end of the past calendar year and
("AIM"). Based upon the recommendation of    the other factors that the Board             noted that the Fund's rate was comparable
the Investments Committee of the Board, at   considered in determining whether to         to the median rate of the funds advised by
a meeting held on June 27, 2006, the         continue the Advisory Agreement for the      other advisors with investment strategies
Board, including all of the independent      Fund, the Board concluded that no changes    comparable to those of the Fund that the
trustees, approved the continuance of the    should be made to the Fund and that it was   Board reviewed. The Board noted that AIM
advisory agreement (the "Advisory            not necessary to change the Fund's           has agreed to waive advisory fees of the
Agreement") between the Fund and AIM for     portfolio management team at this time.      Fund and to limit the Fund's total
another year, effective July 1, 2006.        However, due to the Fund's                   operating expenses, as discussed below.
                                             under-performance, the Board also            Based on this review, the Board concluded
    The Board considered the factors         concluded that it would be appropriate for   that the advisory fee rate for the Fund
discussed below in evaluating the fairness   the Board to continue to closely monitor     under the Advisory Agreement was fair and
and reasonableness of the Advisory           and review the performance of the Fund.      reasonable.
Agreement at the meeting on June 27, 2006    Although the independent written
and as part of the Board's ongoing           evaluation of the Fund's Senior Officer      o Expense limitations and fee waivers. The
oversight of the Fund. In their              (discussed below) only considered Fund       Board noted that AIM has contractually
deliberations, the Board and the             performance through the most recent          agreed to waive advisory fees of the Fund
independent trustees did not identify any    calendar year, the Board also reviewed       through June 30, 2007 to the extent
particular factor that was controlling,      more recent Fund performance, which did      necessary so that the advisory fees
and each trustee attributed different        not change their conclusions.                payable by the Fund do not exceed a
weights to the various factors.                                                           specified maximum advisory fee rate, which
                                             o The performance of the Fund relative to    maximum rate includes breakpoints and is
    One responsibility of the independent    indices. The Board reviewed the              based on net asset levels. The Board
Senior Officer of the Fund is to manage      performance of the Fund during the past      considered the contractual nature of this
the process by which the Fund's proposed     one and two calendar years against the       fee waiver and noted that it remains in
management fees are negotiated to ensure     performance of the Lipper Small-Cap Core     effect until June 30, 2007. The Board also
that they are negotiated in a manner which   Index. The Board noted that the Fund's       noted that AIM has contractually agreed to
is at arms' length and reasonable. To that   performance in such periods was above the    waive fees and/or limit expenses of the
end, the Senior Officer must either          performance of such Index. Based on this     Fund through June 30, 2007 so that total
supervise a competitive bidding process or   review and after taking account of all of    annual operating expenses are limited to a
prepare an independent written evaluation.   the other factors that the Board             specified percentage of average daily net
The Senior Officer has recommended an        considered in determining whether to         assets for each class of the Fund. The
independent written evaluation in lieu of    continue the Advisory Agreement for the      Board considered the contractual nature of
a competitive bidding process and, upon      Fund, the Board concluded that no changes    this fee waiver/expense limitation and
the direction of the Board, has prepared     should be made to the Fund and that it was   noted that it remains in effect until June
such an independent written evaluation.      not necessary to change the Fund's           30, 2007. The Board considered these
Such written evaluation also considered      portfolio management team at this time.      effect these fee waivers/expense
certain of the factors discussed below. In   However, due to the Fund's                   limitations would have on the Fund's
addition, as discussed below, the Senior     under-performance, the Board also            estimated expenses and concluded that the
Officer made a recommendation to the Board   concluded that it would be appropriate for   levels of fee waivers/expense limitations
in connection with such written              the Board to continue to closely monitor     for the Fund were fair and reasonable.
evaluation.                                  and review the performance of the Fund.
                                             Although the independent written             o Breakpoints and economies of scale. The
    The discussion below serves as a         evaluation of the Fund's Senior Officer      Board reviewed the structure of the Fund's
summary of the Senior Officer's              (discussed below) only considered Fund       advisory fee under the Advisory Agreement,
independent written evaluation and           performance through the most recent          noting that it includes one breakpoint.
recommendation to the Board in connection    calendar year, the Board also reviewed       The Board reviewed the level of the Fund's
therewith, as well as a discussion of the    more recent Fund performance, which did      advisory fees, and noted that such fees,
material factors and the conclusions with    not change their conclusions.                as a percentage of the Fund's net assets,
respect thereto that formed the basis for                                                 would decrease as net assets increase
the Board's approval of the Advisory         o Meeting with the Fund's portfolio          because the Advisory Agreement includes a
Agreement. After consideration of all of     managers and investment personnel. With      breakpoint. The Board noted that, due to
the factors below and based on its           respect to the Fund, the Board is meeting    the Fund's asset levels at the end of the
informed business judgment, the Board        periodically with such Fund's portfolio      past calendar year and the way in which
determined that the Advisory Agreement is    managers and/or other investment personnel   the advisory fee breakpoint has been
in the best interests of the Fund and its    and believes that such individuals are       structured, the Fund has yet to benefit
shareholders and that the compensation to    competent and able to continue to carry      from the breakpoint. The Board noted that
AIM under the Advisory Agreement is fair     out their responsibilities under the         AIM has contractually agreed to waive
and reasonable and would have been           Advisory Agreement.                          advisory fees of the Fund through June 30,
obtained through arm's length                                                             2007 to the extent necessary so that the
negotiations.                                o Overall performance of AIM. The Board      advisory fees payable by the Fund do not
                                             considered the overall performance of AIM    exceed a specified maximum advisory fee
    Unless otherwise stated, information     in providing investment advisory and         rate, which maximum rate includes
presented below is as of June 27, 2006 and   portfolio administrative services to the     breakpoints and is based on net asset
does not reflect any changes that may have   Fund and concluded that such performance     levels. The Board concluded that the
occurred since June 27, 2006, including      was satisfactory.                            Fund's fee levels under the Advisory
but not limited to changes to the Fund's                                                  Agreement therefore would reflect
performance, advisory fees, expense          o Fees relative to those clients of AIM      economies of scale at higher asset levels
limitations and/or fee waivers.              with comparable investment strategies. The   and that it was not necessary to change
                                             Board reviewed the effective advisory fee    the advisory fee breakpoints in the Fund's
o The nature and extent of the advisory      rate (before waivers) for the Fund under     advisory fee schedule.
services to be provided by AIM. The Board    the Advisory Agreement. The Board noted
reviewed the services to be provided by      that this rate was (i) the same as the       o Investments in affiliated money market
AIM under the Advisory Agreement. Based on   effective advisory fee rate (before          funds. The Board also took into account
such review, the Board concluded that the    waivers) for one mutual fund advised by      the fact that uninvested cash and cash
range of services to be provided by AIM      AIM with investment strategies comparable    collateral from securities lending
under the Advisory Agreement was             to those of the Fund and below the           arrangements, if any, (collectively, "cash
appropriate and that AIM currently is        effective advisory fee rate (before          balances") of the Fund may be invested in
providing services in accordance with the    waivers) for a second mutual fund advised    money market funds advised by AIM pursuant
terms of the Advisory Agreement.             by AIM with investment strategies            to the terms of an SEC exemptive order.
                                             comparable to those of the Fund; (ii) the    The Board found that the Fund may realize
o The quality of services to be provided     same as the effective advisory fee rate      certain benefits upon investing cash
by AIM. The Board reviewed the credentials   (before waivers) for one variable            balances in AIM advised money market
and experience of the officers and           insurance fund advised by AIM and offered    funds, including a higher net return,
employees of AIM who will provide            to insurance company separate accounts       increased liquidity, increased
investment advisory services to the Fund.    with investment strategies comparable to     diversification or decreased transaction
In reviewing the qualifications of AIM to    those of the Fund; and (iii) above the       costs. The Board also found that the Fund
provide investment advisory services, the    effective sub-advisory fee rate for one      will not receive reduced services if it
Board considered such issues as AIM's        Canadian mutual fund sub-advised by an AIM   invests its cash balances in such money
portfolio and product review process,        affiliate with investment strategies         market funds. The Board noted that, to the
various back office support functions        comparable to those of the Fund. The Board   extent the Fund invests uninvested cash in
provided by AIM and AIM's equity and fixed   noted that AIM has agreed to waive           affiliated money market funds, AIM has
income trading operations. Based on the      advisory fees of the Fund and to limit the   voluntarily agreed to waive a portion of
review of these and other factors, the       Fund's total operating expenses, as          the advisory fees it receives from the
Board concluded that the quality of          discussed below. Based on this review, the   Fund attributable to such investment. The
services to be provided by AIM was           Board concluded that the advisory fee rate   Board further determined that
appropriate and that AIM currently is        for the Fund under the Advisory Agreement
providing satisfactory services in           was fair and reasonable.
accordance with the terms of the Advisory
Agreement.

o The performance of the Fund relative to
comparable funds. The Board reviewed the
performance of the Fund during the past
one and two calendar years against the                                                                                   (continued)

AIM Trimark Small Companies Fund


the proposed securities lending program      administrative, transfer agency and          periods was above the median performance
and related procedures with respect to the   distribution services, and that AIM and      of such comparable funds. Based on this
lending Fund is in the best interests of     its affiliates currently are providing       review and after taking account of all of
the lending Fund and its respective          satisfactory non-investment advisory         the other factors that the Board
shareholders. The Board therefore            services.                                    considered in determining whether to
concluded that the investment of cash                                                     continue the Advisory Agreement for the
collateral received in connection with the   o Other factors and current trends. The      Fund, the Board concluded that no changes
securities lending program in the money      Board considered the steps that AIM and      should be made to the Fund and that it was
market funds according to the procedures     its affiliates have taken over the last      not necessary to change the Fund's
is in the best interests of the lending      several years, and continue to take, in      portfolio management team at this time.
Fund and its respective shareholders.        order to improve the quality and             However, due to the Fund's
                                             efficiency of the services they provide to   under-performance, the Board also
o Independent written evaluation and         the Funds in the areas of investment         concluded that it would be appropriate for
recommendations of the Fund's Senior         performance, product line diversification,   the Board to continue to closely monitor
Officer. The Board noted that, upon their    distribution, fund operations, shareholder   and review the performance of the Fund.
direction, the Senior Officer of the Fund,   services and compliance. The Board           Although the independent written
who is independent of AIM and AIM's          concluded that these steps taken by AIM      evaluation of the Fund's Senior Officer
affiliates, had prepared an independent      have improved, and are likely to continue    (discussed below) only considered Fund
written evaluation in order to assist the    to improve, the quality and efficiency of    performance through the most recent
Board in determining the reasonableness of   the services AIM and its affiliates          calendar year, the Board also reviewed
the proposed management fees of the AIM      provide to the Fund in each of these         more recent Fund performance, which did
Funds, including the Fund. The Board noted   areas, and support the Board's approval of   not change their conclusions.
that the Senior Officer's written            the continuance of the Advisory Agreement
evaluation had been relied upon by the       for the Fund.                                o The performance of the Fund relative to
Board in this regard in lieu of a                                                         indices. The Board reviewed the
competitive bidding process. In              APPROVAL OF SUB-ADVISORY AGREEMENT           performance of the Fund during the past
determining whether to continue the                                                       one and two calendar years against the
Advisory Agreement for the Fund, the Board   The Board oversees the management of the     performance of the Lipper Small-Cap Core
considered the Senior Officer's written      Fund and, as required by law, determines     Index. The Board noted that the Fund's
evaluation and the recommendation made by    annually whether to approve the              performance in such periods was above the
the Senior Officer to the Board that the     continuance of the Fund's sub-advisory       performance of such Index. Based on this
Board consider whether the advisory fee      agreement. Based upon the recommendation     review and after taking account of all of
waivers for certain equity AIM Funds,        of the Investments Committee of the Board,   the other factors that the Board
including the Fund, should be simplified.    at a meeting held on June 27, 2006, the      considered in determining whether to
The Board concluded that it would be         Board, including all of the independent      continue the Advisory Agreement for the
advisable to consider this issue and reach   trustees, approved the continuance of the    Fund, the Board concluded that no changes
a decision prior to the expiration date of   sub-advisory agreement (the "Sub-Advisory    should be made to the Fund and that it was
such advisory fee waivers.                   Agreement") between AIM Funds Management     not necessary to change the Fund's
                                             Inc. (the "Sub-Advisor") and AIM with        portfolio management team at this time.
o Profitability of AIM and its affiliates.   respect to the Fund for another year,        However, due to the Fund's
The Board reviewed information concerning    effective July 1, 2006.                      under-performance, the Board also
the profitability of AIM's (and its                                                       concluded that it would be appropriate for
affiliates') investment advisory and other       The Board considered the factors         the Board to continue to closely monitor
activities and its financial condition.      discussed below in evaluating the fairness   and review the performance of the Fund.
The Board considered the overall             and reasonableness of the Sub-Advisory       Although the independent written
profitability of AIM, as well as the         Agreement at the meeting on June 27, 2006    evaluation of the Fund's Senior Officer
profitability of AIM in connection with      and as part of the Board's ongoing           (discussed below) only considered Fund
managing the Fund. The Board noted that      oversight of the Fund. In their              performance through the most recent
AIM's operations remain profitable,          deliberations, the Board and the             calendar year, the Board also reviewed
although increased expenses in recent        independent trustees did not identify any    more recent Fund performance, which did
years have reduced AIM's profitability.      particular factor that was controlling,      not change their conclusions.
Based on the review of the profitability     and each trustee attributed different
of AIM's and its affiliates' investment      weights to the various factors.              o Meetings with the Fund's portfolio
advisory and other activities and its                                                     managers and investment personnel. The
financial condition, the Board concluded         The discussion below serves as a         Board is meeting periodically with the
that the compensation to be paid by the      discussion of the material factors and the   Fund's portfolio managers and/or other
Fund to AIM under its Advisory Agreement     conclusions with respect thereto that        investment personnel and believes that
was not excessive.                           formed the basis for the Board's approval    such individuals are competent and able to
                                             of the Sub-Advisory Agreement. After         continue to carry out their
o Benefits of soft dollars to AIM. The       consideration of all of the factors below    responsibilities under the Sub-Advisory
Board considered the benefits realized by    and based on its informed business           Agreement.
AIM as a result of brokerage transactions    judgment, the Board determined that the
executed through "soft dollar"               Sub-Advisory Agreement is in the best        o Overall performance of the Sub-Advisor.
arrangements. Under these arrangements,      interests of the Fund and its shareholders   The Board considered the overall
brokerage commissions paid by the Fund       and that the compensation to the             performance of the Sub-Advisor in
and/or other funds advised by AIM are used   Sub-Advisor under the Sub-Advisory           providing investment advisory services to
to pay for research and execution            Agreement is fair and reasonable.            the Fund and concluded that such
services. This research may be used by AIM                                                performance was satisfactory.
in making investment decisions for the           Unless otherwise stated, information
Fund. The Board concluded that such          presented below is as of June 27, 2006 and   o Fees relative to those clients of the
arrangements were appropriate.               does not reflect any changes that may have   Sub-Advisor with comparable investment
                                             occurred since June 27, 2006, including      strategies. The Board noted that the
o AIM's financial soundness in light of      but not limited to changes to the Fund's     Sub-Advisor does not serve as an advisor
the Fund's needs. The Board considered       performance.                                 or sub-advisor to other mutual funds or
whether AIM is financially sound and has                                                  other clients with investment strategies
the resources necessary to perform its       o The nature and extent of the advisory      comparable to those of the Fund.
obligations under the Advisory Agreement,    services to be provided by the
and concluded that AIM has the financial     Sub-Advisor. The Board reviewed the          o Profitability of AIM and its affiliates.
resources necessary to fulfill its           services to be provided by the Sub-Advisor   The Board reviewed information concerning
obligations under the Advisory Agreement.    under the Sub-Advisory Agreement. Based on   the profitability of AIM's (and its
                                             such review, the Board concluded that the    affiliates') investment advisory and other
o Historical relationship between the Fund   range of services to be provided by the      activities and its financial condition.
and AIM. In determining whether to           Sub-Advisor under the Sub-Advisory           The Board considered the overall
continue the Advisory Agreement for the      Agreement was appropriate and that the       profitability of AIM, as well as the
Fund, the Board also considered the prior    Sub-Advisor currently is providing           profitability of AIM in connection with
relationship between AIM and the Fund, as    services in accordance with the terms of     managing the Fund. The Board noted that
well as the Board's knowledge of AIM's       the Sub-Advisory Agreement.                  AIM's operations remain profitable,
operations, and concluded that it was                                                     although increased expenses in recent
beneficial to maintain the current           o The quality of services to be provided     years have reduced AIM's profitability.
relationship, in part, because of such       by the Sub-Advisor. The Board reviewed the   Based on the review of the profitability
knowledge. The Board also reviewed the       credentials and experience of the officers   of AIM's and its affiliates' investment
general nature of the non-investment         and employees of the Sub-Advisor who will    advisory and other activities and its
advisory services currently performed by     provide investment advisory services to      financial condition, the Board concluded
AIM and its affiliates, such as              the Fund. Based on the review of these and   that the compensation to be paid by the
administrative, transfer agency and          other factors, the Board concluded that      Fund to AIM under its Advisory Agreement
distribution services, and the fees          the quality of services to be provided by    was not excessive.
received by AIM and its affiliates for       the Sub-Advisor was appropriate, and that
performing such services. In addition to     the Sub-Advisor currently is providing       o The Sub-Advisor's financial soundness in
reviewing such services, the trustees also   satisfactory services in accordance with     light of the Fund's needs. The Board
considered the organizational structure      the terms of the Sub-Advisory Agreement.     considered whether the Sub-Advisor is
employed by AIM and its affiliates to                                                     financially sound and has the resources
provide those services. Based on the         o The performance of the Fund relative to    necessary to perform its obligations under
review of these and other factors, the       comparable funds. The Board reviewed the     the Sub-Advisory Agreement, and concluded
Board concluded that AIM and its             performance of the Fund during the past      that the Sub-Advisor has the financial
affiliates were qualified to continue to     one and two calendar years against the       resources necessary to fulfill its
provide non-investment advisory services     performance of funds advised by other        obligations under the Sub-Advisory
to the Fund, including                       advisors with investment strategies          Agreement.
                                             comparable to those of the Fund. The Board
                                             noted that the Fund's performance in such

Supplement to Annual Report dated 10/31/06

AIM Trimark Small Companies Fund

                                                 ===================================

Institutional Class Shares                       AVERAGE ANNUAL TOTAL RETURNS               HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                 For periods ended 10/31/06            REIMBURSED EXPENSES IN THE PAST, PERFORMANCE
The following information has been prepared to                                         WOULD HAVE BEEN LOWER.
provide Institutional Class shareholders with    Inception                    18.53%
a performance overview specific to their         1 Year                       20.16         PLEASE NOTE THAT PAST PERFORMANCE IS NOT
holdings. Institutional Class shares are         6 Months*                     4.97    INDICATIVE OF FUTURE RESULTS. MORE RECENT
offered exclusively to institutional                                                   RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
investors, including defined contribution        ===================================   ALL RETURNS ASSUME REINVESTMENT OF
plans that meet certain criteria.                                                      DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
                                                 AVERAGE ANNUAL TOTAL RETURNS          PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                                 For periods ended 9/30/06,most        SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
                                                 recent calendar quarter-end           LESS THAN THEIR ORIGINAL COST. SEE FULL
                                                                                       REPORT FOR INFORMATION ON COMPARATIVE
                                                 Inception                    17.20%   BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                 1 Year                       11.61    PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                 6 Months*                     0.91    CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                                                       800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                 *Cumulative total return that has
                                                 not been annualized

                                                 ===================================

                                                 INSTITUTIONAL CLASS SHARES'
                                                 INCEPTION DATE IS APRIL 30, 2004.
                                                 RETURNS SINCE THAT DATE ARE
                                                 HISTORICAL RETURNS. ALL OTHER
                                                 RETURNS ARE BLENDED RETURNS OF
                                                 HISTORICAL INSTITUTIONAL CLASS
                                                 SHARE PERFORMANCE AND RESTATED
                                                 CLASS A SHARE PERFORMANCE (FOR
                                                 PERIODS PRIOR TO THE INCEPTION DATE
                                                 OF INSTITUTIONAL CLASS SHARES) AT
                                                 NET ASSET VALUE (NAV) AND REFLECT
                                                 THE HIGHER RULE 12B-1 FEES
                                                 APPLICABLE TO CLASS A SHARES. CLASS
                                                 A SHARES' INCEPTION DATE IS
                                                 NOVEMBER 4, 2003.

                                                      INSTITUTIONAL CLASS SHARES
                                                 HAVE NO SALES CHARGE; THEREFORE,
                                                 PERFORMANCE IS AT NAV. PERFORMANCE
                                                 OF INSTITUTIONAL CLASS SHARES WILL
                                                 DIFFER FROM PERFORMANCE OF OTHER
                                                 SHARE CLASSES PRIMARILY DUE TO
                                                 DIFFERING SALES CHARGES AND CLASS
                                                 EXPENSES.

==============================================

NASDAQ SYMBOL                            ATIIX

==============================================

Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                              [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   T-SCO-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--           --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                          divide your account value by $1,000        The hypothetical account values and
                                                 (for example, an $8,600 account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur          value divided by $1,000 = 8.6),       actual ending account balance or expenses you
ongoing costs, including management fees and     then multiply the result by the       paid for the period. You may use this
other Fund expenses. This example is intended    number in the table under the         information to compare the ongoing costs of
to help you understand your ongoing costs (in    heading entitled "Actual Expenses     investing in the Fund and other funds. To do
dollars) of investing in the Fund and to         Paid During Period" to estimate       so, compare this 5% hypothetical example with
compare these costs with ongoing costs of        the expenses you paid on your         the 5% hypothetical examples that appear in
investing in other mutual funds. The example     account during this period.           the shareholder reports of the other funds.
is based on an investment of $1,000 invested
at the beginning of the period and held for      Hypothetical example for comparison        Please note that the expenses shown in
the entire period May 1, 2006, through October   purposes                              the table are meant to highlight your ongoing
31, 2006.                                                                              costs only. Therefore, the hypothetical
                                                 The table below also provides         information is useful in comparing ongoing
Actual expenses                                  information about hypothetical        costs only, and will not help you determine
                                                 account values and hypothetical       the relative total costs of owning different
The table below provides information about       expenses based on the Fund's actual   funds.
actual account values and actual expenses. You   expense ratio and an assumed rate
may use the information in this table,           of return of 5% per year before
together with the amount you invested, to        expenses, which is not the Fund's
estimate the expenses that you paid over the     actual return. The Fund's actual
period. Simply                                   cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                            HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                                 EXPENSES)

                       BEGINNING             ENDING              EXPENSES             ENDING             EXPENSES         ANNUALIZED
   SHARE             ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING        ACCOUNT VALUE        PAID DURING          EXPENSE
   CLASS                (5/1/06)          (10/31/06)(1)         PERIOD(2)           (10/31/06)          PERIOD(2)            RATIO

Institutional          $1,000.00            $1,049.70             $4.70             $1,020.62             $4.63              0.91%

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   T-SCO-INS-1   A I M Distributors, Inc.

AIM Trimark Small Companies Fund

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-73.45%

ADVERTISING-1.93%

Harte-Hanks, Inc.                                 221,100   $  5,582,775
========================================================================

AGRICULTURAL PRODUCTS-1.75%

Delta and Pine Land Co.                           125,000      5,063,750
========================================================================

AIR FREIGHT & LOGISTICS-5.95%

Dynamex Inc.(a)(b)                                450,209      9,539,929
------------------------------------------------------------------------
Pacer International, Inc.                         249,400      7,654,086
========================================================================
                                                              17,194,015
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.93%

Columbia Sportswear Co.(b)                        178,300      9,956,272
------------------------------------------------------------------------
Hampshire Group, Ltd.(b)                          315,800      4,291,722
========================================================================
                                                              14,247,994
========================================================================

AUTOMOTIVE RETAIL-3.08%

Lithia Motors, Inc.-Class A                       349,700      8,917,350
========================================================================

BIOTECHNOLOGY-1.73%

Tercica, Inc.(b)                                  989,674      5,007,750
========================================================================

COMMUNICATIONS EQUIPMENT-8.78%

Plantronics, Inc.                                 446,000      9,415,060
------------------------------------------------------------------------
SpectraLink Corp.(a)                            1,010,562      9,327,487
------------------------------------------------------------------------
Tekelec(b)                                        449,500      6,630,125
========================================================================
                                                              25,372,672
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.89%

Sabre Holdings Corp.-Class A                      441,900     11,233,098
========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-3.15%

FTI(b)                                            320,300      9,099,723
========================================================================

EDUCATION SERVICES-2.46%

Educate, Inc.(b)                                  930,240      7,116,336
========================================================================

HEALTH CARE EQUIPMENT-5.53%

Kinetic Concepts, Inc.(b)                         460,100     15,993,076
========================================================================

HEALTH CARE SUPPLIES-2.87%

Cooper Cos., Inc. (The)                           143,724      8,282,814
========================================================================

HOME FURNISHINGS-5.33%

Tempur-Pedic International Inc.(b)                780,400     15,405,096
========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.91%

Learning Tree International, Inc.(b)              302,700      2,630,463
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


LEISURE PRODUCTS-3.87%

Polaris Industries Inc.                           261,100   $ 11,180,302
========================================================================

OFFICE SERVICES & SUPPLIES-0.82%

HNI Corp.                                          53,000      2,383,410
========================================================================

PHARMACEUTICALS-3.02%

Endo Pharmaceuticals Holdings Inc.(b)             305,600      8,721,824
========================================================================

SPECIALTY CHEMICALS-2.07%

MacDermid, Inc.                                   179,200      5,994,240
========================================================================

SYSTEMS SOFTWARE-4.71%

Embarcadero Technologies, Inc.(a)(b)            1,638,800     13,602,040
========================================================================

THRIFTS & MORTGAGE FINANCE-2.52%

Northwest Bancorp, Inc.                           272,428      7,287,449
========================================================================

TRUCKING-4.15%

Con-way Inc.                                      254,200     11,990,614
========================================================================
    Total Domestic Common Stocks (Cost
      $185,903,871)                                          212,306,791
========================================================================
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-13.22%

CANADA-13.22%

Chemtrade Logistics Income Fund (Commodity
  Chemicals)                                      888,800      8,264,961
------------------------------------------------------------------------
Cymat Technologies Ltd. (Aluminum)(b)           2,497,500        322,566
------------------------------------------------------------------------
Cymat Technologies Ltd.-Wts. expiring 6/23/08
  (Aluminum) (Acquired 06/22/05; Cost
  $0)(c)(d)(e)(f)                                 700,000              0
------------------------------------------------------------------------
Duntroon Energy Ltd. (Oil & Gas Exploration &
  Production)(b)(e)(f)                             69,374              0
------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial &
  Professional Services)(b)                       334,000      8,032,422
------------------------------------------------------------------------
Husky Injection Molding Systems Ltd.
  (Industrial Machinery)                        1,328,900      5,740,772
------------------------------------------------------------------------
MEGA Brands Inc. (Leisure Products)(b)            697,000     15,862,074
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $33,541,181)                     38,222,795
========================================================================

MONEY MARKET FUNDS-12.74%

Liquid Assets Portfolio-Institutional
  Class(g)                                     18,412,324     18,412,324
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)       18,412,324     18,412,324
========================================================================
    Total Money Market Funds (Cost
      $36,824,648)                                            36,824,648
========================================================================
TOTAL INVESTMENTS-99.41% (Cost $256,269,700)                 287,354,234
========================================================================
OTHER ASSETS LESS LIABILITIES-0.59%                            1,719,102
========================================================================
NET ASSETS-100.00%                                          $289,073,336
________________________________________________________________________
========================================================================

AIM Trimark Small Companies Fund

Investment Abbreviations:

Wts.  - Warrants

Notes to Schedule of Investments:

(a) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of October 31, 2006 was $32,469,456, which represented 11.23% of the Fund's Net Assets. See Note 3.
(b) Non-income producing security.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at October 31, 2006 represented less than 0.00% of the Fund's Net Assets. This security is not considered to be illiquid.
(d) Non-income producing security acquired through a corporate action.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2006 was $6, which represented less than 0.00% of the Fund's Net Assets. See Note 1A.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities at October 31, 2006 was $6 which represented less than 0.00% of the Fund's Net Assets.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Small Companies Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $191,958,186)      $218,060,130
-----------------------------------------------------------
Investments in affiliates, at value (cost
  $64,311,514)                                   69,294,104
===========================================================
    Total investments (cost $256,269,700)       287,354,234
===========================================================
Foreign currencies, at value (cost $98,942)          99,268
-----------------------------------------------------------
Receivables for:
  Investments sold                                  831,717
-----------------------------------------------------------
  Fund shares sold                                  862,951
-----------------------------------------------------------
  Dividends                                         446,242
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               10,413
-----------------------------------------------------------
Other assets                                         33,867
===========================================================
    Total assets                                289,638,692
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            286,102
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 14,440
-----------------------------------------------------------
Accrued distribution fees                            93,600
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,417
-----------------------------------------------------------
Accrued transfer agent fees                         107,442
-----------------------------------------------------------
Accrued operating expenses                           62,355
===========================================================
    Total liabilities                               565,356
===========================================================
Net assets applicable to shares outstanding    $289,073,336
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $236,664,150
-----------------------------------------------------------
Undistributed net investment income (loss)          (10,810)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     21,335,132
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              31,084,864
===========================================================
                                               $289,073,336
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $193,126,702
___________________________________________________________
===========================================================
Class B                                        $ 21,066,417
___________________________________________________________
===========================================================
Class C                                        $ 42,640,154
___________________________________________________________
===========================================================
Class R                                        $  2,758,923
___________________________________________________________
===========================================================
Institutional Class                            $ 29,481,140
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,021,371
___________________________________________________________
===========================================================
Class B                                           1,337,620
___________________________________________________________
===========================================================
Class C                                           2,709,107
___________________________________________________________
===========================================================
Class R                                             172,598
___________________________________________________________
===========================================================
Institutional Class                               1,813,540
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      16.07
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $16.07 divided by
      94.50%)                                  $      17.01
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      15.75
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      15.74
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      15.98
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      16.26
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Small Companies Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $164,056)        $ 2,400,864
-------------------------------------------------------------------------
Dividends from affiliates                                         727,646
-------------------------------------------------------------------------
Interest                                                          130,724
=========================================================================
    Total investment income                                     3,259,234
=========================================================================

EXPENSES:

Advisory fees                                                   2,055,953
-------------------------------------------------------------------------
Administrative services fees                                       95,632
-------------------------------------------------------------------------
Custodian fees                                                     40,455
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         403,281
-------------------------------------------------------------------------
  Class B                                                         207,098
-------------------------------------------------------------------------
  Class C                                                         334,228
-------------------------------------------------------------------------
  Class R                                                          10,653
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              567,943
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                1,215
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          20,914
-------------------------------------------------------------------------
Other                                                             226,216
=========================================================================
    Total expenses                                              3,963,588
=========================================================================
Less: Fees waived and expense offset arrangements                (274,173)
=========================================================================
    Net expenses                                                3,689,415
=========================================================================
Net investment income (loss)                                     (430,181)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        21,940,724
-------------------------------------------------------------------------
  Foreign currencies                                              (56,398)
=========================================================================
                                                               21,884,326
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        20,730,250
-------------------------------------------------------------------------
  Foreign currencies                                              (19,828)
=========================================================================
                                                               20,710,422
=========================================================================
Net gain from investment securities and foreign currencies     42,594,748
=========================================================================
Net increase in net assets resulting from operations          $42,164,567
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Small Companies Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2006 and 2005

                                                                  2006            2005
------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                $   (430,181)   $   (689,923)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  21,884,326       4,609,343
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           20,710,422       7,556,279
==========================================================================================
    Net increase in net assets resulting from operations        42,164,567      11,475,699
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (2,434,107)       (196,595)
------------------------------------------------------------------------------------------
  Class B                                                         (369,102)        (50,849)
------------------------------------------------------------------------------------------
  Class C                                                         (494,184)        (38,970)
------------------------------------------------------------------------------------------
  Class R                                                          (31,492)           (275)
------------------------------------------------------------------------------------------
  Institutional Class                                             (349,345)        (41,277)
==========================================================================================
    Decrease in net assets resulting from distributions         (3,678,230)       (327,966)
==========================================================================================
Share transactions-net:
  Class A                                                       40,386,818      98,110,668
------------------------------------------------------------------------------------------
  Class B                                                       (1,602,422)     11,658,554
------------------------------------------------------------------------------------------
  Class C                                                       12,640,041      18,887,288
------------------------------------------------------------------------------------------
  Class R                                                          639,091       1,673,597
------------------------------------------------------------------------------------------
  Institutional Class                                            6,742,452      12,205,626
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               58,805,980     142,535,733
==========================================================================================
    Net increase in net assets                                  97,292,317     153,683,466
==========================================================================================

NET ASSETS:

  Beginning of year                                            191,781,019      38,097,553
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(10,810) and $(5,235), respectively)           $289,073,336    $191,781,019
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Small Companies Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Small Companies Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and,

AIM Trimark Small Companies Fund

     accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Trimark Small Companies Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
 __________________________________________________________________
===================================================================


    Through June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.745%
-------------------------------------------------------------------
Next $250 million                                             0.73%
-------------------------------------------------------------------
Next $500 million                                             0.715%
-------------------------------------------------------------------
Next $1.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.685%
-------------------------------------------------------------------
Next $2.5 billion                                             0.67%
-------------------------------------------------------------------
Next $2.5 billion                                             0.655%
-------------------------------------------------------------------
Over $10 billion                                              0.64%
 __________________________________________________________________
===================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.75% and 1.25% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2006, AIM waived advisory fees of $256,761.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $95,632.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $567,943 for Class A, Class B, Class C and Class R share classes and $1,215 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a

AIM Trimark Small Companies Fund

cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2006, the Class A, Class B, Class C and Class R shares paid $403,281, $207,098, $334,228 and $10,653, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2006, ADI advised the Fund that it retained $77,934 in front-end sales commissions from the sale of Class A shares and $49,036, $12,525, $7,839 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)     10/31/06       INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $   --         $ 63,318,738      $ (44,906,414)        $   --        $18,412,324    $334,864       $   --
--------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                 --           37,105,072        (18,692,748)            --         18,412,324     174,639           --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                 --           37,529,039        (37,529,039)            --                 --     161,067           --
================================================================================================================================
Subtotal            $   --         $137,952,849      $(101,128,201)        $   --        $36,824,648    $670,570       $   --
________________________________________________________________________________________________________________________________
================================================================================================================================


INVESTMENTS IN OTHER AFFILIATES:

    The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended October 31, 2006

                                                                       CHANGE IN
                                                                       UNREALIZED
                     VALUE          PURCHASES         PROCEEDS        APPRECIATION        VALUE       DIVIDEND      REALIZED
                   10/31/05          AT COST         FROM SALES      (DEPRECIATION)     10/31/06       INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Dynamex Inc.      $ 9,018,012      $         --     $  (2,119,967)    $ 2,641,884      $ 9,539,929    $     --      $289,464
------------------------------------------------------------------------------------------------------------------------------
Embarcadero
  Technologies
  Inc.              5,777,428         5,469,892                --       2,354,720       13,602,040          --            --
------------------------------------------------------------------------------------------------------------------------------
Spectralink
  Inc.              7,180,186         4,053,441                --      (1,906,140)       9,327,487      57,076            --
==============================================================================================================================
  Subtotal        $21,975,626      $  9,523,333     $  (2,119,967)    $ 3,090,464      $32,469,456    $ 57,076      $289,464
==============================================================================================================================
  Total
    Investments
    in
    Affiliates    $21,975,626      $147,476,182     $(103,248,168)    $ 3,090,464      $69,294,104    $727,646      $289,464
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $17,412.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

AIM Trimark Small Companies Fund


    During the year ended October 31, 2006, the Fund paid legal fees of $4,390 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2006 and 2005 was as follows:

                                                                 2006         2005
------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $3,323,963    $327,966
------------------------------------------------------------------------------------
Long-term capital gain                                           354,267          --
====================================================================================
  Total distributions                                         $3,678,230    $327,966
____________________________________________________________________________________
====================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  5,487,443
----------------------------------------------------------------------------
Undistributed long-term gain                                      16,259,528
----------------------------------------------------------------------------
Unrealized appreciation -- investments                            30,673,025
----------------------------------------------------------------------------
Temporary book/tax differences                                       (10,810)
----------------------------------------------------------------------------
Shares of beneficial interest                                    236,664,150
============================================================================
  Total net assets                                              $289,073,336
____________________________________________________________________________
============================================================================


The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $330.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund has no capital loss carryforward as of October 31, 2006.

AIM Trimark Small Companies Fund

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $128,727,629 and $105,821,763, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $37,810,130
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (7,137,435)
===============================================================================
Net unrealized appreciation of investment securities               $30,672,695
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $256,681,539.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions, on October 31, 2006, undistributed net investment income (loss) was increased by $424,606 and undistributed net realized gain was decreased by $424,606. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                       2006(A)                         2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      6,334,375    $ 93,178,359    10,119,625    $133,711,057
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        463,043       6,675,126     1,147,251      14,931,995
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,383,674      19,965,765     1,683,952      21,999,614
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         85,883       1,255,970       134,259       1,788,046
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            487,102       7,217,168       987,101      12,936,760
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        162,060       2,333,653        15,350         191,412
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         24,160         343,068         3,944          48,870
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         32,958         468,010         2,967          36,729
----------------------------------------------------------------------------------------------------------------------
  Class R                                                          2,193          31,492            22             275
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             24,093         349,345         3,302          41,277
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         99,536       1,463,334        41,792         550,687
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (101,214)     (1,463,334)      (42,178)       (550,687)
======================================================================================================================
Reacquired:
  Class A                                                     (3,865,598)    (56,588,528)   (2,722,736)    (36,342,488)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (498,551)     (7,157,282)     (212,921)     (2,771,624)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (539,420)     (7,793,734)     (239,629)     (3,149,055)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (44,171)       (648,371)       (8,448)       (114,724)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (56,960)       (824,061)      (58,298)       (772,411)
======================================================================================================================
                                                               3,993,163    $ 58,805,980    10,855,355    $142,535,733
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 46% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

AIM Trimark Small Companies Fund

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                              ------------------------------------------------
                                                                                              NOVEMBER 4, 2003
                                                                    YEAR ENDED                (DATE OPERATIONS
                                                                    OCTOBER 31,                COMMENCED) TO
                                                              -----------------------           OCTOBER 31,
                                                                2006           2005                 2004
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.67       $  11.90              $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)      (0.06)(a)            (0.04)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.65           1.90                 1.94
==============================================================================================================
    Total from investment operations                              2.64           1.84                 1.90
==============================================================================================================
Less distributions from net realized gains                       (0.24)         (0.07)                  --
==============================================================================================================
Net asset value, end of period                                $  16.07       $  13.67              $ 11.90
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                  19.55%         15.55%               19.00%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $193,127       $127,013              $21,862
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.41%(c)       1.51%                2.01%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.52%(c)       1.61%                3.26%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.06)%(c)     (0.45)%              (1.17)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                          47%            20%                  29%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $161,312,331.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Small Companies Fund

                                                                                 CLASS B
                                                              ----------------------------------------------
                                                                                            NOVEMBER 4, 2003
                                                                   YEAR ENDED               (DATE OPERATIONS
                                                                   OCTOBER 31,               COMMENCED) TO
                                                              ---------------------           OCTOBER 31,
                                                               2006          2005                 2004
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.50       $ 11.84              $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.12)(a)     (0.15)(a)           (0.08)
------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         2.61          1.88                1.92
============================================================================================================
    Total from investment operations                             2.49          1.73                1.84
============================================================================================================
Less distributions from net realized gains                      (0.24)        (0.07)                 --
============================================================================================================
Net asset value, end of period                                $ 15.75       $ 13.50              $11.84
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                 18.67%        14.69%              18.40%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $21,066       $19,582              $6,558
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.16%(c)      2.21%               2.66%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.27%(c)      2.31%               3.91%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets     (0.81)%(c)    (1.15)%             (1.82)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                         47%           20%                 29%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $20,709,838.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS C
                                                              ----------------------------------------------
                                                                                            NOVEMBER 4, 2003
                                                                   YEAR ENDED               (DATE OPERATIONS
                                                                   OCTOBER 31,               COMMENCED) TO
                                                              ---------------------           OCTOBER 31,
                                                               2006          2005                 2004
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.50       $ 11.83              $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.12)(a)     (0.15)(a)           (0.07)
------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         2.60          1.89                1.90
============================================================================================================
    Total from investment operations                             2.48          1.74                1.83
============================================================================================================
Less distributions from net realized gains                      (0.24)        (0.07)                 --
============================================================================================================
Net asset value, end of period                                $ 15.74       $ 13.50              $11.83
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                 18.60%        14.79%              18.30%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $42,640       $24,724              $4,550
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.16%(c)      2.21%               2.66%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.27%(c)      2.31%               3.91%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets     (0.81)%(c)    (1.15)%             (1.82)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                         47%           20%                 29%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $33,422,761.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Small Companies Fund

                                                                               CLASS R
                                                              ------------------------------------------
                                                                                          APRIL 30, 2004
                                                                  YEAR ENDED               (DATE SALES
                                                                  OCTOBER 31,             COMMENCED) TO
                                                              -------------------          OCTOBER 31,
                                                               2006         2005               2004
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $13.64       $11.89             $10.56
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.05)(a)    (0.09)(a)          (0.04)
--------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        2.63         1.91               1.37
========================================================================================================
    Total from investment operations                            2.58         1.82               1.33
========================================================================================================
Less distributions from net realized gains                     (0.24)       (0.07)                --
========================================================================================================
Net asset value, end of period                                $15.98       $13.64             $11.89
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                19.15%       15.39%             12.59%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,759       $1,755             $   34
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.66%(c)     1.71%              2.16%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.77%(c)     1.81%              3.41%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets    (0.31)%(c)   (0.65)%            (1.32)%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)                                        47%          20%                29%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,130,643.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                          INSTITUTIONAL CLASS
                                                              --------------------------------------------
                                                                                            APRIL 30, 2004
                                                                   YEAR ENDED                (DATE SALES
                                                                   OCTOBER 31,              COMMENCED) TO
                                                              ---------------------          OCTOBER 31,
                                                               2006          2005                2004
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.76       $ 11.92             $10.56
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.06(a)       0.00(a)           (0.02)
----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         2.68          1.91               1.38
==========================================================================================================
    Total from investment operations                             2.74          1.91               1.36
==========================================================================================================
Less distributions from net realized gains                      (0.24)        (0.07)                --
==========================================================================================================
Net asset value, end of period                                $ 16.26       $ 13.76             $11.92
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                 20.16%        16.11%             12.88%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $29,481       $18,708             $5,094
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.91%(c)      1.02%              1.60%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.01%(c)      1.12%              2.86%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets      0.44%(c)      0.04%             (0.77)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                                         47%           20%                29%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $24,301,220.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Small Companies Fund


NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

AIM Trimark Small Companies Fund

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Trimark Small Companies Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and Shareholders of AIM Trimark Small Companies Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Trimark Small Companies Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Trimark Small Companies Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2006, 20.31% is eligible for the dividends received deduction for corporations. The Fund distributed long term capital gains of $354,266 for the Fund's tax year ended October 31, 2006.

  For its tax year ended October 31, 2006 the Fund designates 20.16%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended October 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

    The Fund designates qualified short-term capital gains of $2,534 for the Fund's tax year ended October 31, 2006.

    The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006 and July 31, 2006 and October 31, 2006 are 26.15%, 23.23%, 24.61% and 26.00%, respectively.

AIM Trimark Small Companies Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1998           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          1987           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2001           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       2001           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         2001           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          1987           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Trimark Small Companies Fund



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   AIM Funds Management,
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      Inc.
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    5140 Yonge St.
                              Houston, TX 77046-1173   Suite 100                Suite 2900               Suite 900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   Toronto, Canada M2N 6X7

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714


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                           [YOUR GOALS. OUR SOLUTIONS.] --Registered Trademark--
------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash
Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts                                         [AIM INVESTMENTS LOGO APPEARS HERE]
------------------------------------------------------------------------------                     --Registered Trademark--

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). The Code was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                              Percentage of Fees
                                               Billed Applicable                            Percentage of Fees
                                                 to Non-Audit                              Billed Applicable to
                                               Services Provided                            Non-Audit Services
                          Fees Billed for     for fiscal year end                           Provided for fiscal
                         Services Rendered     2006 Pursuant to        Fees Billed for         year end 2005
                         to the Registrant         Waiver of        Services Rendered to    Pursuant to Waiver
                        for fiscal year end      Pre-Approval        the Registrant for       of Pre-Approval
                               2006             Requirement(1)      fiscal year end 2005      Requirement(1)
                        -------------------   -------------------   --------------------   --------------------
Audit Fees                    $345,827                N/A                 $192,225                 N/A
Audit-Related Fees(2)         $      0                  0%                $  5,625                   0%
Tax Fees(3)                   $ 69,828                  0%                $ 45,783                   0%
All Other Fees                $      0                  0%                $      0                   0%
                              --------                                    --------
Total Fees                    $415,655                  0%                $243,633                   0%
                              ========                                    ========

PWC billed the Registrant aggregate non-audit fees of $69,828 for the fiscal year ended 2006, and $51,408 for the fiscal year ended 2005, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Audit-Related fees for the fiscal year end October 31, 2005 includes fees billed for completing agreed upon procedures related to fund mergers.

(3) Tax fees for the fiscal year end October 31, 2006 includes fees billed for reviewing tax returns. Tax fees for fiscal year end October 31, 2005 includes fees billed for reviewing tax returns.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                        Fees Billed for                               Fees Billed for
                      Non-Audit Services     Percentage of Fees     Non-Audit Services     Percentage of Fees
                      Rendered to AIM and   Billed Applicable to    Rendered to AIM and   Billed Applicable to
                      AIM Affiliates for     Non-Audit Services     AIM Affiliates for     Non-Audit Services
                     fiscal year end 2006    Provided for fiscal   fiscal year end 2005    Provided for fiscal
                      That Were Required        year end 2006       That Were Required        year end 2005
                      to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                      by the Registrant's      of Pre-Approval      by the Registrant's       Pre-Approval
                        Audit Committee        Requirement(1)         Audit Committee        Requirement(1)
                     --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees            $0                     0%                     $0                      0%
Tax Fees                      $0                     0%                     $0                      0%
All Other Fees                $0                     0%                     $0                      0%
                             ---                                           ---
Total Fees(2)                 $0                     0%                     $0                      0%
                             ===                                           ===

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2006, and $0 for the fiscal year ended 2005, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the

Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ PHILIP A. TAYLOR
    ----------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 5, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 5, 2007


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: January 5, 2007

                                  EXHIBIT INDEX

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.